Document and Entity Information	9 Months Ended
Sep. 30, 2012
Entity Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Sep 30, 2012
Trading Symbol	WLS
Entity Registrant Name	WILLIAM LYON HOMES
Entity Central Index Key	0001095996
Entity Filer Category	Non-accelerated Filer

Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2011 Liabilities Not Subject To Compromise [Member]	Dec. 31, 2010 Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Liabilities Subject To Compromise [Member]	Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]	Sep. 30, 2012 Successor [Member]		Sep. 30, 2012 Successor [Member] Liabilities Not Subject To Compromise [Member]	Sep. 30, 2012 Successor [Member] Common Class A [Member]	Sep. 30, 2012 Successor [Member] Common Class B [Member]	Sep. 30, 2012 Successor [Member] Common Class C [Member]	Sep. 30, 2012 Successor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Sep. 30, 2012 Successor [Member] Senior Subordinated Secured Notes Due 2017 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member]		Dec. 31, 2011 Predecessor [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] Senior Secured Term Loan Due 2015 [Member] Liabilities Not Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 5/8% Senior Notes Due December 15, 2012 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 10 3/4% Senior Notes Due April 1, 2013 [Member] Liabilities Subject To Compromise [Member]	Dec. 31, 2011 Predecessor [Member] 7 1/2% Senior Notes Due February 15, 2014 [Member] Liabilities Subject To Compromise [Member]
ASSETS
Cash and cash equivalents	$ 20,061		$ 71,286											$ 74,445								$ 20,061
Restricted cash	852		641											887								852
Receivables	13,732		18,499											13,309								13,732
Real estate inventories
Owned	398,534	[1]	488,906	[1]										369,146								398,534
Not owned	47,408	[2]	55,270	[2]										44,908	[3]							47,408	[3]
Deferred loan costs, net	8,810		12,404											1,992								8,810
Goodwill														14,209
Intangibles, net of accumulated amortization of $5,034 as of September 30, 2012														4,436
Other assets, net	7,554		1,998											6,225								7,554
Total assets	496,951		649,004											529,557								496,951
Liabilities not subject to compromise
Accounts payable			6,904		1,436	6,904	3,946									11,487								1,436	3,946
Accrued expenses			41,722		2,082	41,722	48,457									37,224								2,082	48,457
Liabilities from inventories not owned			55,270		47,408	55,270										44,908								47,408
Notes payable	74,009		30,541		74,009	30,541								10,961		10,961						74,009		74,009
Secured Debt			206,000		206,000	206,000														235,000	75,916					206,000
Senior Notes	283,483							66,704	66,704	138,619	138,912	77,867	77,867	310,916								489,483					66,704	138,912	77,867
Liabilities	666,821		623,627		330,935	623,627	335,886									415,496								330,935	335,886
Liabilities subject to compromise
Accounts payable			6,904		1,436	6,904	3,946									11,487								1,436	3,946
Accrued expenses			41,722		2,082	41,722	48,457									37,224								2,082	48,457
Senior Notes	283,483							66,704	66,704	138,619	138,912	77,867	77,867	310,916								489,483					66,704	138,912	77,867
Liabilities	666,821		623,627		330,935	623,627	335,886									415,496								330,935	335,886
Commitments and contingencies
Equity (deficit):
Common stock, value																	548	315	161
Additional paid-in capital	48,867		48,867											53,591								48,867
Accumulated deficit	(228,383)		(35,053)											(9,409)								(228,383)
Total William Lyon Homes stockholders' equity (deficit)	(179,516)		13,814											45,206								(179,516)
Non-controlling interest	9,646		11,563											11,786								9,646
Total equity (deficit)	(169,870)		25,377											56,992								(169,870)
Total liabilities and equity (deficit)	$ 496,951		$ 649,004											$ 529,557								$ 496,951

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.
[3]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement and has been consolidated. Amounts are net of deposits.

Condensed Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Common stock, par value		$ 0.01	$ 0.01
Common stock, shares authorized		3,000	3,000
Common stock, shares outstanding	102,368,169	1,000	1,000
Convertible Preferred Stock [Member]
Preferred stock, par value	0.01
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued		64,831,831
Preferred stock, shares outstanding	64,831,831
Common Class A [Member]
Common stock, par value	0.01
Common stock, shares issued	44,793,255	44,793,255
Common Class B [Member]
Common stock, par value	0.01
Common stock, shares issued	31,464,548	31,464,548
Common Class C [Member]
Common stock, par value	0.01
Common stock, shares issued	12,966,366	16,110,366
Successor [Member]
Intangibles, accumulated amortization	5,034
Successor [Member] | Convertible Preferred Stock [Member]
Preferred stock, par value	0.01
Preferred stock, shares authorized	80,000,000
Preferred stock, shares issued	64,831,831
Preferred stock, shares outstanding	64,831,831
Successor [Member] | Common Class A [Member]
Common stock, par value	0.01	$ 0.01
Common stock, shares authorized	340,000,000
Common stock, shares issued	54,793,255	44,793,255
Common stock, shares outstanding	54,793,255
Successor [Member] | Common Class B [Member]
Common stock, par value	0.01
Common stock, shares authorized	50,000,000
Common stock, shares issued	31,464,548
Common stock, shares outstanding	31,464,548
Successor [Member] | Common Class C [Member]
Common stock, par value	0.01
Common stock, shares authorized	120,000,000
Common stock, shares issued	16,110,366
Common stock, shares outstanding	16,110,366
Successor [Member] | Common Class D [Member]
Common stock, par value	0.01
Common stock, shares authorized	30,000,000
Common stock, shares outstanding	0
Predecessor [Member]
Common stock, par value		$ 0.01
Common stock, shares authorized		3,000
Common stock, shares outstanding		1,000

Condensed Consolidated Statements Of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Operating revenue
Home sales	$ 207,055	$ 266,865	$ 253,874	$ 76,617	$ 145,977	$ 16,687	$ 53,703	$ 148,072
Lots, land and other sales		17,204	21,220	9,325	100,125
Construction services	19,768	10,629	34,149	7,045	16,473	8,883	6,027	13,579
Revenues	226,823	294,698	309,243	92,987	262,575	25,570	59,730	161,651
Operating costs
Cost of sales - homes	(184,489)	(225,751)	(219,486)	(63,012)	(122,155)	(14,598)	(46,635)	(129,640)
Cost of sales - lots, land and other	(4,234)	(20,426)	(131,640)	(7,783)	(92,975)		(10)	(11)
Impairment loss on real estate assets	(128,314)	(111,860)	(45,269)				(24,896)	(24,896)
Construction services	(18,164)	(7,805)	(28,486)	(6,410)	(15,061)	(8,223)	(5,611)	(12,438)
Sales and marketing	(16,848)	(19,746)	(17,636)	(4,172)	(8,835)	(1,944)	(4,187)	(13,283)
General and administrative	(22,411)	(25,129)	(21,027)	(7,080)	(18,959)	(3,302)	(4,765)	(16,687)
Other	(3,983)	(2,740)	(6,580)	(945)	(2,402)	(187)	(865)	(2,066)
Operating expenses	(378,443)	(413,457)	(470,124)	(89,402)	(260,387)	(28,254)	(86,969)	(199,021)
Equity in income (loss) of unconsolidated joint ventures	3,605	916	(420)				(71)	3,605
Operating (loss) income	(148,015)	(117,843)	(161,301)	3,585	2,188	(2,684)	(27,310)	(33,765)
Gain on retirement of debt		5,572	78,144		975
Interest expense, net of amounts capitalized	(24,529)	(23,653)	(35,902)	(2,491)	(7,327)	(2,507)	(8,006)	(17,981)
Other income (expense), net	838	57	(3,802)	95	1,471	230	442	686
(Loss) income before reorganization items	(171,706)	(135,867)	(122,861)	1,189	(3,668)	(4,961)	(34,874)	(51,060)
Reorganization items	(21,182)			(712)	(1,894)	233,458	(4,826)	(10,902)
Income (loss) before provision for income taxes	(192,888)	(135,867)	(122,861)	477	(5,562)	228,497	(39,700)	(61,962)
(Provision) benefit for income taxes	(10)	412	101,908	(11)	(11)			(10)
Net income (loss)	(192,898)	(135,455)	(20,953)	466	(5,573)	228,497	(39,700)	(61,972)
Less: net income (loss) attributable to noncontrolling interest	(432)	(1,331)	428	(1,218)	(2,038)	(114)	66	(58)
Net (loss) income attributable to William Lyon Homes	(193,330)	(136,786)	(20,525)	(752)	(7,611)	228,383	(39,634)	(62,030)
Preferred stock dividends				(755)	(1,798)
Net (loss) income available to common stockholders				$ (1,507)	$ (9,409)	$ 228,383	$ (39,634)	$ (62,030)
(Loss) income per common share:
Basic				$ (0.01)	$ (0.1)	$ 228,383	$ (39,634)	$ (62,030)
Diluted				$ (0.01)	$ (0.1)	$ 228,383	$ (39,634)	$ (62,030)
Weighted average common shares outstanding:
Basic				102,368,169	96,706,069	1,000	1,000	1,000
Diluted				102,368,169	96,706,069	1,000	1,000	1,000
Weighted average additional common shares outstanding if preferred shares converted to common shares				64,831,831	64,831,831

Condensed Consolidated Statements Of Equity (Deficit) (USD $) In Thousands, except Share data	Total USD ($)	Predecessor [Member] USD ($)	Predecessor Before Adjustments [Member] USD ($)	Successor [Member] USD ($)	Common Stock [Member]	Common Stock [Member] Predecessor [Member]	Common Stock [Member] Predecessor Before Adjustments [Member] USD ($)	Common Stock [Member] Successor [Member] USD ($)	Additional Paid-In Capital [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor [Member] USD ($)	Additional Paid-In Capital [Member] Predecessor Before Adjustments [Member] USD ($)	Additional Paid-In Capital [Member] Successor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Predecessor [Member] USD ($)	Retained Earnings (Accumulated Deficit) [Member] Successor [Member] USD ($)	Non-Controlling Interest [Member] USD ($)	Non-Controlling Interest [Member] Predecessor [Member] USD ($)	Non-Controlling Interest [Member] Predecessor Before Adjustments [Member] USD ($)	Non-Controlling Interest [Member] Successor [Member] USD ($)
Balance at Dec. 31, 2008	$ 214,541								$ 48,867				$ 122,258			$ 43,416
Balance (in shares) at Dec. 31, 2008					1,000
Net (loss) income	(20,953)												(20,525)			(428)
Cancellation of consolidated land banking arrangement determined to be a variable interest entity	(27,684)															(27,684)
Cash distributions to / from members of consolidated entities, net	(7,705)															(7,705)
Balance at Dec. 31, 2009	158,199								48,867				101,733			7,599
Balance (in shares) at Dec. 31, 2009					1,000
Net (loss) income	(135,455)												(136,786)			1,331
Cash distributions to / from members of consolidated entities, net	2,633															2,633
Balance at Dec. 31, 2010	25,377								48,867				(35,053)			11,563
Balance (in shares) at Dec. 31, 2010					1,000
Net (loss) income		(61,972)
Balance at Sep. 30, 2011
Balance at Dec. 31, 2010	25,377								48,867				(35,053)			11,563
Balance (in shares) at Dec. 31, 2010					1,000
Net (loss) income	(192,898)												(193,330)			432
Cash distributions to / from members of consolidated entities, net	(2,349)															(2,349)
Balance at Dec. 31, 2011	(169,870)	(169,870)							48,867	48,867			(228,383)	(228,383)		9,646	9,646
Balance (in shares) at Dec. 31, 2011					1,000	1,000
Net (loss) income		228,497												(7,201)			114
Cash distributions to / from members of consolidated entities, net		(72)															(72)
Issuance of common stock (in shares)							92,368,000
Issuance of common stock			44,115				924				43,191
Cancellation of predecessor common stock						(1,000)
Plan of reorganization and fresh start valuation adjustments		185,129												186,717			(1,588)
Elimination of predecessor accumulated deficit										(48,867)				48,867
Balance at Feb. 24, 2012		(177,029)	8,100	52,215				924		48,867		43,191		(235,584)			9,688	8,100	8,100
Balance (in shares) at Feb. 24, 2012						1,000		92,368,000
Net (loss) income				(5,573)											(7,611)				2,038
Cash distributions to / from members of consolidated entities, net				1,648															1,648
Issuance of common stock (in shares)								10,000,000
Issuance of common stock				10,500				100				10,400
Preferred stock dividends				(1,798)											(1,798)
Balance at Sep. 30, 2012				56,992				1,024				53,591			(9,409)				11,786
Balance (in shares) at Sep. 30, 2012								102,368,000
Balance at Jun. 28, 2012
Net (loss) income				466
Preferred stock dividends				(755)
Balance at Sep. 30, 2012				$ 56,992

Condensed Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended			7 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Operating activities
Net (loss) income	$ (192,898)	$ (135,455)	$ (20,953)	$ (5,573)	$ 228,497	$ (61,972)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	3,875	3,718	3,213	5,640	586	216
Impairment loss on real estate assets	128,314	111,860	45,269			24,896
Equity in (income) loss of unconsolidated joint ventures	(3,605)	(916)	420			(3,605)
Reorganization items:
Cancellation of debt					(298,831)
Plan implementation and fresh start adjustments					49,302
Write off of deferred loan costs					8,258
Gain on extinguishment of debt		(5,572)	(78,144)	(975)
Accrued professional fees	1,000
Loss on sale of fixed asset	83	122	3,009
Provision (benefit) for income taxes	10	(412)	(101,908)	11		10
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727	(35)		139
Receivables	4,767	(2,205)	19,879	(1,514)	941	(53)
Income tax refunds receivable		107,401	41,615
Other assets	(4,422)	15,898	(7,658)	616	206	(3,922)
Accounts payable	(1,522)	(4,142)	(5,285)	1,487	4,618	2,808
Accrued expenses	7,807	(3,572)	(17,693)	6,526	(3,851)	(2,069)
Liability from real estate inventories not owned				(1,250)	(1,250)
Net cash (used in) provided by operating activities	(38,651)	24,119	12,927	55,989	(17,321)	(38,980)
Investing activities
Net proceeds from sale of fixed asset			2,063
Investment in and advances to unconsolidated joint ventures		(194)	(194)
Distributions from unconsolidated joint ventures	1,435	4,183	840			1,435
Purchases of property and equipment	(128)	(64)	(23)	(53)		(80)
Net cash (used in) provided by investing activities	1,307	3,925	2,686	(53)		1,355
Financing activities
Proceeds from borrowings on notes payable, net		7,087	113,467
Principal payments on notes payable	(11,532)	(52,797)	(187,718)	(62,557)	(616)	(10,105)
Proceeds from reorganization					30,971
Net proceeds from Senior Secured Term Loan			193,904
Proceeds from issuance of preferred stock					50,000
Net cash paid for repurchase of Senior Notes		(31,268)	(76,991)
Proceeds from debtor in possession financing					5,000
Noncontrolling interest (distributions) contributions, net	(2,349)	2,633	(7,705)
Principal payment of debtor in possession financing					(5,000)
Payment of deferred loan costs					(2,491)	2,689
Payment of preferred stock dividends				(1,114)
Noncontrolling interest contributions (distributions), net				1,648	(72)	(1,387)
Advances to affiliates
Intercompany receivables/payables
Net cash (used in) provided by financing activities	(13,881)	(74,345)	34,957	(62,023)	77,792	(8,803)
Net (decrease) increase in cash and cash equivalents	(51,225)	(46,301)	50,570	(6,087)	60,471	(46,428)
Cash and cash equivalents -beginning of period	71,286	117,587	67,017	80,532	20,061	71,286
Cash and cash equivalents - end of period	20,061	71,286	117,587	74,445	80,532	24,858
Cash paid for professional fees relating to the reorganization	20,182
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock related to land acquisition				10,500
Land contributed in lieu of cash for common stock					4,029
Distributions of real estate from unconsolidated joint ventures	800	4,183	840			800
Preferred stock dividends, accrued				684
Accretion of payable in kind interest on Senior Subordinated Secured Notes				916
Net change in real estate inventories - not owned and liabilities from inventories not owned	7,862	10,652	24,809			7,862
Note payable issued in conjunction with land acquisition	55,000					55,000
Decrease in real estate inventories owned and related notes payable in variable interest entity			56,151
Issuance of note receivable related to sale of aircraft			6,188
Net (decrease) increase in real estate inventories-not owned and non-controlling interest			$ 27,684

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 1—Summary of Significant Accounting Policies

Operations

William Lyon Homes, a Delaware corporation, and its subsidiaries (the “Company”) are primarily engaged in designing, constructing and selling single family detached and attached homes in California, Arizona and Nevada.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and all majority-owned and controlled subsidiaries and joint ventures, and certain joint ventures and other entities which have been determined to be variable interest entities in which the Company is considered the primary beneficiary (see Note 3). Investments in joint ventures which have not been determined to be variable interest entities in which the Company is considered the primary beneficiary are accounted for using the equity method because the Company has a 50% or less voting or economic interest (and thus such joint ventures are not controlled by the Company). The accounting policies of the joint ventures are substantially the same as those of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Consequences of Chapter 11 Cases—Debtor in Possession Accounting

ASC 852-10-45, Reorganizations-Other Presentation Matters, which is applicable to companies in Chapter 11 proceedings, generally does not change the manner in which financial statements are prepared. However, it does require that the financial statements for the periods subsequent to the filing of the Chapter 11 Cases (defined below) distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Amounts that can be directly associated with the reorganization and restructuring of the business must be reported separately as reorganization items in the statement of operations. The balance sheet must distinguish pre-petition liabilities subject to compromise from both those pre-petition liabilities that are not subject to compromise and from post-petition liabilities. Liabilities that may be affected by a plan of reorganization must be reported at the amounts expected to be allowed, even if they may be settled for lesser amounts. In addition, cash provided or used by reorganization items must be disclosed separately in the statement of cash flows. The Company applied ASC 852-10-45 effective on December 19, 2011 and segregated those items as outlined above for the reporting period ended December 31, 2011.

Real Estate Inventories and Related Indebtedness

Real estate inventories are carried at cost net of impairment losses, if any. Real estate inventories consist primarily of land deposits, raw land, lots under development, finished lots, homes under construction, completed homes and model homes of real estate projects. All direct and indirect land costs, offsite and onsite improvements and applicable interest and other carrying charges are capitalized to real estate projects during periods when the project is under development. Land, offsite costs and all other common costs are allocated to land parcels benefited based upon relative fair values before construction. Onsite construction costs and related carrying charges (principally interest and property taxes) are allocated to the individual homes within a phase based upon the relative sales value of the homes. The Company relieves its real estate inventories through cost of sales for the estimated cost of homes sold. Selling expenses and other marketing costs are expensed in the period incurred. A provision for warranty costs relating to the Company’s limited warranty plans is included in cost of sales and accrued expenses at the time the sale of a home is recorded. The Company generally reserves one percent of the sales price of its homes against the possibility of future charges relating to its one-year limited warranty and similar potential claims. Factors that affect the Company’s warranty liability include the number of homes under warranty, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Substantially all of the Company’s warranty liability was subject to compromise at December 31, 2011. Changes in the Company’s warranty liability during the years ended December 31, 2009, 2010 and 2011 are as follows (in thousands):

	December 31,
	2011	2010	2009
Warranty liability, beginning of year	$16,341	$21,365	$26,394
Warranty provision during year	2,380	2,574	2,429
Warranty payments during year	(4,699)	(8,277)	(8,727)
Warranty charges related to pre-existing warranties during year	292	679	1,269

Warranty liability, end of year	$14,314	$16,341	$21,365

Interest incurred on the Company’s debt for the years ended December 31, 2011, 2010 and 2009 is capitalized to qualifying real estate projects under development. Any additional interest charges related to real estate projects not under development are expensed in the period incurred. During the years ended December 31, 2011 and 2010, the Company recorded $24.5 million and $23.7 million, respectively, of interest expense. Per ASC 852, during the Chapter 11 proceeding, interest is accrued only to the extent that it will be paid during the proceeding or that it is probable that it will be an allowed claim. Therefore, the Company did not accrue interest on the Senior Notes and therefore did not capitalize interest related to unsecured debt, which amounts were immaterial.

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives ranging from three to fifteen years. Leasehold improvements are stated at cost and are amortized using the straight-line method over the shorter of either their estimated useful lives or term of the lease. As of December 31, 2011 and 2010, the net book value of property, plant and equipment was $1.0 million and $1.2 million, respectively, with accumulated depreciation of $3.2 million and $4.8 million respectively, all of which is included in “Other assets” in the accompanying consolidated balance sheet.

Deferred Loan Costs

Deferred loan costs are amortized over the term of the applicable loans using a method which approximates the effective interest method.

Sales and Profit Recognition

A sale is recorded and profit recognized when a sale is consummated, the buyer’s initial and continuing investments are adequate, any receivables are not subject to future subordination, and the usual risks and rewards of ownership have been transferred to the buyer in accordance with the provisions of FASB ASC Topic 360-20, Property, Plant and Equipment, Real Estate Sales. When it is determined that the earnings process is not complete, profit is deferred for recognition in future periods.

Construction Services

The Company accounts for construction management agreements using the Percentage of Completion Method in accordance with FASB ASC Topic 605 Revenue Recognition. Under ASC 605, the Company records revenues and expenses as work on a contract progresses, and based on the percentage of costs incurred to date compared to the total estimated costs of the contract. Based on the provisions of ASC 605, the Company has recorded construction services revenues and expenses of $19.8 million and $18.2 million, respectively, for the year ended December 31, 2011, $10.6 million and $7.8 million, respectively, for the year ended December 31, 2010, and $34.1 million and $28.5 million, respectively, for the year ended December 31, 2009, in the accompanying consolidated statement of operations.

The Company entered into construction management agreements to build, sell and market homes. For such services, the Company will receive fees (generally 3 to 5 percent of the sales price, as defined) and may, under certain circumstances, receive additional compensation if certain financial thresholds are achieved.

Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash investments, receivables, and deposits. The Company typically places its cash investments in investment grade short-term instruments. Deposits, included in other assets, are due from municipalities or utility companies and are generally collected from such entities through fees assessed to other developers.

The Company is an issuer of, or subject to, financial instruments with off-balance sheet risk in the normal course of business which exposes it to credit risks. These financial instruments include letters of credit and obligations in connection with assessment district bonds. These off-balance sheet financial instruments are described in more detail in Note 12.

Cash and Cash Equivalents

Short-term investments with a maturity of three months or less when purchased are considered cash equivalents. The Company’s cash and cash equivalents balance exceeds federally insurable limits as of December 31, 2011. The Company monitors the cash balances in its operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

Restricted cash consists of deposits made by the Company to a bank account as collateral for the use of letters of credit to guarantee the Company’s financial obligations under certain land banking arrangements and other contractual arrangements in the normal course of business. Under the terms of the Term Loan disclosed in Note 7, all of the Company’s standby letters of credit are secured by cash.

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities as of December 31, 2011 and 2010 and revenues and expenses for each of the three years in the period ended December 31, 2011. Accordingly, actual results could differ from those estimates. The significant accounting policies using estimates include real estate inventories and cost of sales, impairment of real estate inventories, warranty reserves, loss contingencies, sales and profit recognition, and accounting for variable interest entities. The current economic environment increases the uncertainty inherent in these estimates and assumptions.

Impact of New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amends ASC 820, Fair Value Measurements (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Our adoption of ASU 2011-04 is not expected to have a material effect on our consolidated financial statements.

In June 2011, the FASB issued an update to existing guidance on the presentation of comprehensive income. This update requires the presentation of the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. In addition, companies are also required to present reclassification adjustments for items that are reclassified from other comprehensive income to net income on the face of the financial statements. In December 2011, the FASB issued an accounting update to defer the effective date for presentation of reclassification of items out of accumulated other comprehensive income to net income. These updates are effective for fiscal years and interim periods beginning after December 15, 2011 with early adoption permitted. We do not anticipate the FASB update to have a material effect on our results of operations, financial position or cash flows.

Reclassifications

Certain balances have been reclassified in order to conform to current year presentation.

Chapter 11 Proceedings and Plans of Management	12 Months Ended
Dec. 31, 2011
Chapter 11 Proceedings and Plans of Management

Note 2—Chapter 11 Proceedings and Plans of Management

On December 19, 2011, the Company and certain of its direct and indirect wholly-owned subsidiaries (collectively with the Company, the (“Debtors”) filed voluntary petitions (the “Chapter 11 Petitions”) for relief under Chapter 11 of Title 11 (“Chapter 11”) of the United States Code (the “Bankruptcy Code”) in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”), to seek approval of the Prepackaged Joint Plan of Reorganization (the “Plan”). The Chapter 11 Petitions are being jointly administered under the caption In re William Lyon Homes, et al., Case No. 11-14019 (the “Chapter 11 Cases”). The Company operated as “debtors-in-possession” under the jurisdiction of the Bankruptcy Court and in accordance with the applicable provisions of the Bankruptcy Code and orders of the Bankruptcy Court. The Company obtained the Bankruptcy Court’s approval to, among other things, continue to honor prepetition obligations to customers and to otherwise continue customer practices in the ordinary course of business, sell homes free and clear of all liens, use cash collateral, honor homeowner warranties, meet payroll obligations and provide employee benefits.

On February 24, 2012, the Company received the proceeds from the Plan as discussed elsewhere herein. The Company received $50.0 million in cash related to the issuance of its Convertible Preferred Stock, $10.0 million related to the issuance of its Class C Common Stock, $21.0 million in cash and $4.0 million of land option value related to the assignment of an option to purchase certain real estate, related to the issuance of its Class B Common Stock, offset by certain fees and payments related to the Plan, for a net of $67.7 million in cash. The Plan allowed the Company to restructure its debt from $563.5 million as of December 31, 2011, to $384.5 million principal outstanding as of February 24, 2012, which subsequently reduces the Company’s interest exposure. The Company provides for its ongoing cash requirements with the proceeds identified above, as well as from internally generated funds from the sales of homes and/or land sales. During the successor period from February 25, 2012 through September 30, 2012, the Company used cash flows for operations of $56.0 million. In addition, the Company has the option to use additional outside borrowings, form new joint ventures with venture partners that provide a substantial portion of the capital required for certain projects, buying land via lot options or land banking arrangements. The Company has financed, and may in the future finance, certain projects and land acquisitions with construction loans secured by real estate inventories, seller-provided financing and land banking transactions. The management of the Company continues to focus on generating positive cash flow, reducing overall debt levels and returning the Company to profitability by growing the Company through additional land acquisitions.

Loan Defaults Preceding Chapter 11 Cases

Not applicable.

Liabilities Subject to Compromise

Liabilities subject to compromise refers to pre-petition obligations which may be impacted by the Chapter 11 Cases. These amounts represent the Company’s current estimate of known or potential pre-petition obligations to be resolved in connection with the Chapter 11 Cases.

Reorganization Costs

Reorganization costs include legal and professional fees incurred in connection with the Chapter 11 Cases. During the period ended December 31, 2011, cash paid for reorganization costs was approximately $20,182,000 and approximately $1,000,000 was accrued for as of December 31, 2011.

The Plan

On February 10, 2012, the Bankruptcy Court confirmed the Plan. On February 25, 2012, the Company and certain of its subsidiaries consummated the principal transactions contemplated by the Plan, including:

•

the issuance of 44,793,255 shares of Parent’s new Class A Common Stock, $0.01 par value per share, or Class A Common Stock, and $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, in exchange for the outstanding principal due on the outstanding 7 5/8% Senior Notes due 2012, 10 1/4% Senior Notes due 2013 and 7 1/2% Senior Notes due 2014;

•

the amendment of the Secured Term Loan due 2014, to the Amended Term Loan Agreement, which resulted, among other things, in the increase in the principal amount outstanding under the prior loan agreement from $206.0 million to $235.0 million, the reduction in the interest rate from 14% to 10 1/4%, and the elimination of any prepayment penalty;

•

the issuance, in exchange for aggregate cash consideration of $25 million, of 31,464,548 shares of new Class B Common Stock, $0.01 par value per share, or Class B Common Stock, and a warrant to purchase 15,737,294 shares of Class B Common Stock;

•

the issuance of 64,831,831 shares of new Convertible Preferred Stock, $0.01 par value per share, or Convertible Preferred Stock, and 12,966,366 shares of new Class C Common Stock, $0.01 par value per share, or Class C Common Stock, in exchange for aggregate cash consideration of $60 million; and

•

the issuance of an additional 3,144,000 shares of Class C Common Stock pursuant to an agreement with certain selling securityholders to backstop the offering of Class C shares and shares of Convertible Preferred Stock in connection with the Plan.

Fresh Start Accounting and Effects of the Plan

As required by U.S. GAAP, effective as of February 24, 2012, we adopted fresh start accounting following the guidance of FASB ASC 852. Fresh start accounting results in the Company becoming a new entity for financial reporting purposes. Accordingly, our consolidated financial statements for periods prior to February 25, 2012 are not comparable to consolidated financial statements presented on or after February 25, 2012. Fresh start accounting was required upon emergence from Chapter 11 because holders of voting shares immediately before confirmation of the Plan received less than 50% of the emerging entity and the reorganization value of our assets immediately before confirmation of our Plan was less than our post-petition liabilities and allowed claims. Fresh start accounting results in a new basis of accounting and reflects the allocation of our estimated fair value to underlying assets and liabilities. Our estimates of fair value are inherently subject to significant uncertainties and contingencies beyond our reasonable control. Accordingly, there can be no assurance that the estimates, assumptions, valuations, appraisals and financial projections will be realized, and actual results could vary materially. Moreover, the market value of our common stock may differ materially from the equity valuation for accounting purposes. In addition, the cancellation of debt income and the allocation of the attribute reduction for tax purposes is an estimate and will not be finalized until the 2012 tax return is filed. Any change resulting from this estimate could impact deferred taxes.

Under ASC 852, the Successor Company must determine a value to be assigned to the equity of the emerging company as of the date of adoption of fresh-start accounting, which for us is February 24, 2012, the date the Debtors emerged from Chapter 11. To facilitate the adoption of fresh start accounting, the Company engaged a third party valuation firm to assist with assessing enterprise value, and the allocation of value to the assets and liabilities of the Company. To calculate enterprise value, the Company used the discounted cash flow analysis, considering a weighted average cost of capital of 16.5%, and utilized a Gordon Growth model with a 3% growth rate to calculate terminal value. The analysis resulted in an enterprise value of $485.0 million, which was used as the enterprise value for fresh start accounting. The Company’s total debt was valued at $384.5 million, which consists of the following:

•

$6.3 million related to a construction note payable with an outstanding principal amount of $6.5 million, which reflects an adjustment of $(0.2) million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$56.3 million related to a construction note payable with an outstanding principal amount of $55.0 million, which reflects an adjustment of $1.3 million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$2.9 million related to a seller note arrangement that matured on March 1, 2012, 6 days after the plan of reorganization was approved. The payment was made in full, therefore the value of the note was the amount paid.

•

The remaining debt that was renegotiated as part of the Company’s plan of reorganization, consists of a construction note payable of $9.0 million, the $235.0 million Senior Secured Term Loan and the $75.0 million Senior Subordinated Secured Notes due 2017. In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as, “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. As these debt amounts were negotiated as part of the reorganization by market participants, their carrying value at that date is representative of fair value.

The enterprise value of the Company was $485.0 million, which includes $384.5 million fair value of debt, as detailed above, and $100.5 million of equity value. The value of each type of equity security was determined using an option pricing model used in accordance with ASC 718, Valuation of Stock Compensation, and treating the redeemable convertible preferred stock, the common stock and the common stock warrants as separate securities. Based on the rights and preferences of each security, the Company valued each security based on a series of 5 events:

(i)	liquidation preference of the redeemable convertible preferred stock,

(ii)	timing of participation of Class A and B shares of common stock,

(iii)	timing of participation of Class C shares of common stock,

(iv)	conversion of preferred shares into common shares, and

(v)	exercise of warrants

The Company used an option pricing model and the relative rights of the securities to allocate the $100.5 million among the redeemable convertible preferred stock, the common stock and the warrants. Each security was valued based on the relative rights and preferences and a 3 year term to liquidity event, volatility of 59% based on public company comparables, a risk free rate of .43% based on a 3 year treasury rate. In addition, the redeemable convertible preferred stock has a dividend yield of 6% and the common stock and warrants have a discount for lack of marketability of 38%. Based on these inputs and the assumptions, the redeemable convertible preferred stock was valued at $56.4 million, the common stock was valued at $43.1 million and the warrants are valued at $1.0 million.

The estimated enterprise value and the equity value are highly dependent on the achievement of the future financial results contemplated in the projections that were set forth in the Plan and related disclosure statement. The estimates and assumptions made in the valuation are inherently subject to significant uncertainties. The primary assumptions for which there is a reasonable possibility of the occurrence of a variation that would have significantly affected the reorganization value include the assumptions regarding the number of homes sold, average sales prices, operating expenses, the amount and timing of construction costs and the discount rate utilized.

Fresh-start accounting reflects the value of the Successor Company as determined in the confirmed Plan. Under fresh-start accounting, asset values are remeasured and allocated based on their respective fair values in conformity with the purchase method of accounting for business combinations in FASB ASC Topic 805, “Business Combinations” (“FASB ASC 805”). Liabilities existing as of February 24, 2012, the Effective Date, other than deferred taxes, were recorded at the present value of amounts expected to be paid using appropriate risk adjusted interest rates. Deferred taxes were determined in conformity with applicable accounting standards. Predecessor accumulated depreciation, accumulated amortization and retained deficit were eliminated.

In conjunction with the adoption of fresh start accounting, certain intangible assets including, the value of the Company’s homes in backlog, construction services contracts and management fee contracts related to the joint venture projects were recorded at their estimated fair values as of February 24, 2012 in the amount of $9.5 million. The Company’s backlog was valued using the With/Without Method of the Income Approach to estimate the fair value of the backlog. This asset is amortized on a straight line basis, as homes in backlog as of February 24, 2012, are closed or the contract is cancelled.

The construction services contracts and management fees on the joint ventures were valued using the Multi-period Excess Earnings method of the Income Approach to estimate the fair value. Since these assets are valued based on expected cash flows related to home closings, the asset is amortized on a straight line basis, as homes under the contracts close.

The following pro forma fresh start condensed consolidated balance sheet presents the implementation of the Plan and the adoption of fresh start accounting as if the Company had emerged from Chapter 11 on December 31, 2011. Reorganization adjustments have been recorded within the condensed consolidated balance sheet to reflect the effects of the Plan, including discharge of liabilities subject to compromise and the adoption of fresh start accounting in accordance with FASB ASC 852.

WILLIAM LYON HOMES

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEETS

(in thousands except number of shares and par value per share)

		Unaudited
	December 31, 2011	Plan of Reorganization Adjustments		Fresh Start Accounting Adjustments		Pro forma December 31, 2011
ASSETS
Cash and cash equivalents	$20,061	$72,946	(a)	$—		$93,007
Restricted cash	852	—		—		852
Receivables	13,732	—		(996	)(m)	12,736
Real estate inventories
Owned	398,534	4,029	(b)	(1,198	)(n)	401,365
Not owned	47,408	—		—		47,408
Property & equipment, net	994	—		(421	)(o)	573
Deferred loan costs	8,810	(6,319	)(c)	—		2,491
Goodwill	—	—		9,549	(p)	9,549
Intangibles	—	—		7,333	(q)	7,333
Other assets	6,560	47	(d)	—		6,607

Total assets	$496,951	$70,703		$14,267		$581,921

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$1,436	$3,946	(f)	$—		$5,382
Accrued expenses	2,082	33,160	(f)	221	(r)	35,463
Liabilities from inventories not owned	47,408	—		—		47,408
Notes payable	74,009	—		1,100	(s)	75,109
Senior Secured Term Loan due 2015	206,000	29,000	(g)	—		235,000
Senior Subordinated Secured Notes due 2017	—	75,000	(h)	—		75,000

	330,935	141,106		1,321		473,362

Liabilities subject to compromise
Accounts payable	$3,946	$(3,946	)(f)	$—		$—
Accrued expenses	48,457	(48,457	)(e)	—		—
7 5/8% Senior Notes due December 15, 2012	66,704	(66,704	)(e)	—		—
10 3/4% Senior Notes due April 1, 2013	138,912	(138,912	)(e)	—		—
7 1/2% Senior Notes due February 15, 2014	77,867	(77,867	)(e)	—		—

	$335,886	$(335,886)		$—		$—

Commitments and contingencies
Redeemable convertible preferred stock	—	56,386	(i)	—		56,386
Equity (deficit):
William Lyon Homes stockholders’ equity (deficit)
Common stock, Class A	—	448	(j)	—		448
Common stock, Class B	—	315	(j)	—		315
Common stock, Class C	—	161	(j)	—		161
Common stock, Class D	—	—		—		—
Additional paid-in capital	48,867	(21,177	)(k)	15,501	(t)	43,191
Accumulated deficit	(228,383)	229,350	(l)	(967	)(u)	—

Total William Lyon Homes stockholder’s equity (deficit)	(179,516)	209,097		14,534		44,115
Noncontrolling interest	9,646	—		(1,588	)(v)	8,058

Total equity (deficit)	(169,870)	209,097		12,946		52,173

Total liabilities and equity (deficit)	$496,951	$70,703		$14,267		$581,921

Notes to Plan of Reorganization and Fresh Start Accounting Adjustments:

a	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
b	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
c	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
d	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
e	Reflects the extinguishment of liabilities subject to compromise (“LSTC”) at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
f	Reflects reclassification of accounts payable of $3.9 million and accrued expenses of $33.2 million that were classified as LSTC for reporting purposes at December 31, 2011, but were not extinguished at emergence.
g	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
h	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
i	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
j	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see “The Plan” above for allocation of shares).
k	Reflects the elimination of $48.9 million of additional paid-in capital (“APIC”) relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
l	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder’s equity.
m	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
n	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an “As-Is” Basis using market comparables.
o	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an “As Is” Basis using market comparables.
p	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
q	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
r	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
s	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.
t	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
u	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
v	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Reconciliation of enterprise value to the pro forma reorganized value of the Company’s assets and determination of goodwill (in thousands):

Total enterprise value	$485,000
Add: liabilities (excluding debt and equity)	88,863
Add: noncontrolling interest	8,058

Reorganization value of assets	581,921
Fair value of assets (excluding goodwill)	572,372

Reorganization value in excess of fair value (goodwill)	$9,549

Variable Interest Entities and Non-controlling Interests	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Variable Interest Entities and Non-controlling Interests

Note 5—Variable Interest Entities and Noncontrolling Interests

The FASB issued guidance now codified as ASC 810, Consolidation, which addresses the consolidation of variable interest entities (“VIEs”). Under this guidance, arrangements that are not controlled through voting or similar rights are accounted for as VIEs. An enterprise is required to consolidate a VIE if it is the primary beneficiary of the VIE. The primary beneficiary is an enterprise that has the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could be potentially significant to the VIE.

A VIE is created when (i) the equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties or (ii) equity holders either (a) lack direct or indirect ability to make decisions about the entity through voting or similar rights, (b) are not obligated to absorb expected losses of the entity or (c) do not have the right to receive expected residual returns of the entity if they occur.

Based on the provisions of this guidance, the Company has concluded that under certain circumstances when the Company (i) enters into option agreements for the purchase of land or lots from an entity and pays a non-refundable deposit, (ii) enters into land banking arrangements or (iii) enters into arrangements with a financial partner for the formation of joint ventures which engage in homebuilding and land development activities, a VIE may be created under condition (ii) (b) or (c) of the previous paragraph. The Company may be deemed to have provided subordinated financial support, which refers to variable interests that will absorb some or all of an entity’s expected losses if they occur. For each VIE created, in order to determine if the Company is the primary beneficiary, the Company considers various factors including, but not limited to, voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flow. If the Company has been determined to be the primary beneficiary of the VIE, the assets, liabilities and operations of the VIE are consolidated with the Company’s financial statements.

Joint Ventures

Certain joint ventures have been determined to be VIEs under ASC 810 in which the Company is considered the primary beneficiary. Accordingly, the assets, liabilities and operations of these VIEs have been consolidated with the Company’s financial statements.

The joint ventures which have been determined to be VIEs are each engaged in homebuilding and land development activities. Certain of these joint ventures have not obtained construction financing from outside lenders, but are financing their activities through equity contributions from each of the joint venture partners. The Company has no rights, nor does the Company have any obligation with respect to the liabilities of the VIEs, and none of the Company’s assets serve as collateral for the creditors of these VIEs. The assets of the joint ventures are the sole collateral for the liabilities of the joint ventures and as such, the creditors and equity investors of these joint ventures have no recourse to assets of the Company held outside of these joint ventures. Creditors of these VIEs have no recourse against the general credit of the Company. The liabilities of each VIE are restricted to the assets of each VIE. Additionally, the creditors of the Company have no access to the assets of the VIEs. Income allocations and cash distributions to the Company are based on predetermined formulas between the Company and their joint venture partners as specified in the applicable partnership or operating agreements. The Company generally receives, after partners’ priority returns and return of partners’ capital, approximately 50% of the profits and cash flows from the joint ventures.

At the time the Company assesses the VIE to determine if it is the primary beneficiary, the Company considers various factors that we believe indicate the Company has the power to direct the activities of the project and absorb a majority of the VIEs expected losses and/or receive a majority of expected returns. Some of these factors include voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flows in order to determine if the Company is the primary beneficiary. These factors indicate the Company is the primary beneficiary when; (i) the Company has significant involvement in the operations of the VIE such that it manages the day to day activities and makes major operational decisions and therefore has the power to direct the activities of the project, and (ii) the Company assumes the majority of the economic risks of the operations and is contractually obligated to absorb expected losses of the VIE or receive expected returns. As of September 30, 2012, the Company had two joint ventures which were deemed to be VIEs. The Company manages the joint ventures, by using its sales, development and operations teams and has significant control over the projects, in addition to being obligated to absorb losses, and therefore the Company is deemed to be the primary beneficiary.

During the nine months ended September 30, 2012, the Company formed a joint venture, Lyon Branches, LLC, for the purpose of land development and homebuilding activities. The Company, as the Managing Member, has the power to direct the activities of the VIE since it manages the daily operations and has exposure to the risks and rewards of the VIE, as based on the division of income and loss per the joint venture agreement. Therefore, the Company is the primary beneficiary of the joint venture, and the VIE was consolidated as of September 30, 2012.

As of September 30, 2012, the assets of consolidated VIEs totaled $22.9 million, of which $2.0 million was cash and $17.1 was real estate inventories. The liabilities of the VIEs totaled $1.2 million, primarily comprised of accounts payable and accrued liabilities. The Company recorded a $1.6 million valuation adjustment to the noncontrolling interest account on one VIE in accordance with the adoption of ASC 852.

As of December 31, 2011, the assets of consolidated VIEs totaled $14.0 million, of which $2.1 million was cash and $8.7 was real estate inventories. The liabilities of the VIEs totaled $1.3 million, primarily comprised of accounts payable and accrued liabilities.

Note 3—Variable Interest Entities and Non-controlling Interests

The FASB issued guidance now codified as ASC 810, Consolidation, which addresses the consolidation of variable interest entities (“VIEs”). Under this guidance, arrangements that are not controlled through voting or similar rights are accounted for as VIEs. An enterprise is required to consolidate a VIE if it is the primary beneficiary of the VIE. The primary beneficiary is an enterprise that has the power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb losses or the right to receive benefits from the VIE that could be potentially significant to the VIE.

A VIE is created when (i) the equity investment at risk is not sufficient to permit the entity to finance its activities without additional subordinated financial support from other parties or (ii) equity holders either (a) lack direct or indirect ability to make decisions about the entity through voting or similar rights, (b) are not obligated to absorb expected losses of the entity or (c) do not have the right to receive expected residual returns of the entity if they occur.

Based on the provisions of this guidance, the Company has concluded that under certain circumstances when the Company (i) enters into option agreements for the purchase of land or lots from an entity and pays a non-refundable deposit, (ii) enters into land banking arrangements or (iii) enters into arrangements with a financial partner for the formation of joint ventures which engage in homebuilding and land development activities, a VIE may be created under condition (ii) (b) or (c) of the previous paragraph. The Company may be deemed to have provided subordinated financial support, which refers to variable interests that will absorb some or all of an entity’s expected losses if they occur. For each VIE created, in order to determine if the Company is the primary beneficiary, the Company considers various factors including, but not limited to, voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flow. If the Company has been determined to be the primary beneficiary of the VIE, the assets, liabilities and operations of the VIE are consolidated with the Company’s financial statements.

Joint Ventures

Certain joint ventures have been determined to be VIEs under ASC 810 in which the Company is considered the primary beneficiary. Accordingly, the assets, liabilities and operations of these VIEs have been consolidated with the Company’s financial statements. The Company did not recognize any gain or loss on initial consolidation of the VIE since the joint ventures were previously accounted for on an unconsolidated basis using the equity method of accounting.

The joint ventures which have been determined to be VIEs are each engaged in homebuilding and land development activities. Certain of these joint ventures have not obtained construction financing from outside lenders, but are financing their activities through equity contributions from each of the joint venture partners. The Company has no rights, nor does the Company have any obligation with respect to the liabilities of the VIEs, and none of the Company’s assets serve as collateral for the creditors of these VIEs. The assets of the joint ventures are the sole collateral for the liabilities of the joint ventures and as such, the creditors and equity investors of these joint ventures have no recourse to assets of the Company held outside of these joint ventures. Creditors of these VIEs have no recourse against the general credit of the Company. The liabilities of each VIE are restricted to VIE assets. Additionally, the creditors of the Company have no access to the assets of the VIEs. Income allocations and cash distributions to the Company are based on predetermined formulas between the Company and their joint venture partners as specified in the applicable partnership or operating agreements. The Company generally receives, after partners’ priority returns and return of partners’ capital, approximately 50% of the profits and cash flows from the joint ventures.

At the time the Company assesses the VIE to determine if it is the primary beneficiary, the Company considers various factors that we believe indicate the Company has the power to direct the activities of the project and absorb a majority of the VIEs expected losses and/or receive a majority of expected returns. Some of these factors include voting rights, risks, involvement in the operations of the VIE, ability to make major decisions, contractual obligations including distributions of income and loss, and computations of expected losses and residual returns based on the probability of future cash flows in order to determine if the Company is the primary beneficiary. These factors indicate the Company is the primary beneficiary when; (i) the Company has significant involvement in the operations of the VIE such that it manages the day to day activities and makes major operational decisions and therefore has the power to direct the activities of the project, and (ii) the Company assumes the majority of the economic risks of the operations and is contractually obligated to absorb expected losses of the VIE or receive expected returns. As of December 31, 2011, the Company had one joint venture which was deemed to be a VIE. The Company manages the joint venture, by using its sales, development and operations teams and has significant control over the project, in addition to being obligated to absorb losses, and therefore the Company is deemed to be the primary beneficiary.

As of December 31, 2011, the assets of consolidated VIEs totaled $14.0 million, of which $2.1 million was cash and $8.7 was real estate inventories. The liabilities of the VIEs totaled $1.3 million, of which it was primarily accounts payable and accrued liabilities. In addition, the Company’s interest in the consolidated VIEs is $3.1 million and the partners interest is $9.6 million.

As of December 31, 2010, the assets of consolidated VIEs totaled $15.4 million, of which $1.3 million was cash and $10.9 was real estate inventories. The liabilities of the VIEs totaled $0.8 million, of which it was primarily accounts payable and accrued liabilities. In addition, the Company’s interest in the consolidated VIEs is $3.1 million and the partners interest is $11.6 million.

Land Banking Arrangements

The Company enters into purchase agreements with various land sellers. As a method of acquiring land in staged takedowns, thereby minimizing the use of funds from the Company’s available cash or other corporate financing sources and limiting the Company’s risk, the Company transfers the Company’s right in such purchase agreements to entities owned by third parties (“land banking arrangements”). These entities use equity contributions and/or incur debt to finance the acquisition and development of the previous land being purchased. The entities grant the Company an option to acquire lots in staged takedowns. In consideration for this option, the Company makes a non-refundable deposit of 15% to 25% of the total purchase price. The Company is under no obligation to purchase the balance of the lots, but would forfeit remaining deposits and could be subject to penalties if the lots were not purchased. The Company does not have legal title to these entities or their assets and has not guaranteed their liabilities. These land banking arrangements help the Company manage the financial and market risk associated with land holdings. FASB ASC Topic 810, requires the consolidation of the assets, liabilities and operations of the Company’s land banking arrangements that are VIEs, of which none existed at December 31, 2011.

The Company participates in one land banking arrangement, which is not a VIE in accordance with FASB ASC Topic 810, but is consolidated in accordance with FASB ASC Topic 470, Debt. Under the provisions of FASB ASC Topic 470, the Company has determined it is economically compelled, based on certain factors, to purchase the land in the land banking arrangement. The Company has recorded the remaining purchase price of the land of $47.4 million, which is included in real estate inventories not owned and liabilities from inventories not owned in the accompanying consolidated balance sheet as of December 31, 2011.

Summary information with respect to the Company’s consolidated land banking arrangement is as follows as of December 31, 2011 (dollars in thousands):

Total number of land banking projects	1

Total number of lots	625

Total purchase price	$161,465

Balance of lots still under option and not purchased:
Number of lots	225

Purchase price	$47,408

Forfeited deposits if lots are not purchased	$25,234

During the year ended December 31, 2009, the Company abandoned its option deposit in three of its consolidated land banking arrangements in which land purchase commitments were required. Management of the Company determined that the remaining purchase prices of the lots in the arrangements were priced above market values at that time. In two of these arrangements, the Company reduced real estate inventories-not owned and the related non-controlling interest $27.7 million for the remaining purchase price of the lots. In the other arrangement, the Company reduced real estate inventories-not owned and liabilities from inventories-not owned $9.3 million for the remaining purchase price for the lots. However, during the year ended December 31, 2009 the Company evaluated the purchase price of the 51 lots under option, and after the write-off of the $9.3 million deposit, the residual value became economically viable and the Company purchased the lots.

Segment Information	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Information

Note 6—Segment Information

The Company operates one principal homebuilding business. In accordance with FASB ASC Topic 280, Segment Reporting (“ASC 280”), the Company has determined that each of its operating divisions is an operating segment.

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer and chief operating officer have been identified as the chief operating decision makers. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company’s homebuilding operations design, construct and sell a wide range of homes designed to meet the specific needs in each of its markets. In accordance with the aggregation criteria defined by ASC 280, the Company’s homebuilding operating segments have been grouped into four reportable segments: Southern California, consisting of an operating division with operations in Orange, Los Angeles, San Bernardino and San Diego counties; Northern California, consisting of an operating division with operations in Contra Costa, Sacramento, San Joaquin, Santa Clara, Solano and Placer counties; Arizona, consisting of operations in the Phoenix, Arizona metropolitan area; and Nevada, consisting of operations in the Las Vegas, Nevada metropolitan area.

Corporate develops and implements strategic initiatives and supports the Company’s operating divisions by centralizing key administrative functions such as finance and treasury, information technology, risk management and litigation and human resources.

Segment financial information relating to the Company’s homebuilding operations was as follows:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
Homebuilding revenue:
Southern California	$31,287	$28,554	$56,000	$5,640	$78,840
Northern California	21,146	15,873	33,861	4,250	40,777
Arizona	10,632	3,472	32,109	4,316	11,307
Nevada	13,552	5,804	24,007	2,481	17,148

Total homebuilding revenue	$76,617	$53,703	$145,977	$16,687	$148,072

	Successor	Predecessor
	September 30, 2012	December 31, 2011
	(in thousands)
Homebuilding assets:
Southern California	$188,787	$182,781
Northern California	31,714	105,298
Arizona	161,423	129,920
Nevada	45,870	42,183
Corporate(1)	101,763	36,769

Total homebuilding assets	$529,557	$496,951

(1)	Comprised primarily of cash and cash equivalents, restricted cash, receivables, deferred loan costs, unallocated goodwill and other assets.

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
(Loss) income before provision for income taxes:
Southern California	$889	$(2,903)	$(1,840)	$(19,131)	$(5,031)
Northern California	4,577	(1,426)	12,169	6,195	(3,248)
Arizona	353	(4,098)	64	9,928	(5,157)
Nevada	1	(24,091)	(1,637)	(1,738)	(28,979)
Corporate	(5,343)	(7,182)	(14,318)	233,243	(19,547)

(Loss) income before provision for income taxes	$477	$(39,700)	$(5,562)	$228,497	$(61,962)

Note 4—Segment Information

The Company operates one principal homebuilding business. In accordance with FASB ASC Topic 280, Segment Reporting, the Company has determined that each of its operating divisions is an operating segment.

Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-maker in deciding how to allocate resources and in assessing performance. The Company’s chief executive officer, chief operating officer and executive vice president have been identified as the chief operating decision makers. The Company’s chief operating decision makers direct the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Company’s homebuilding operations design, construct and sell a wide range of homes designed to meet the specific needs of each of it markets. In accordance with the aggregation criteria defined in ASC 280, the Company’s homebuilding operating segments have been grouped into four reportable segments: Southern California, consisting of an operating division with operations in Orange, Los Angeles, San Bernardino and San Diego counties; Northern California, consisting of an operating division with operations in Contra Costa, Sacramento, San Joaquin, Santa Clara, Solano and Placer counties; Arizona, consisting of an operating division in the Phoenix metropolitan area; and Nevada consisting of an operations in the Las Vegas, metropolitan area.

Corporate develops and implements strategic initiatives and supports the Company’s operating divisions by centralizing key administrative functions such as finance and treasury, information technology, risk management and litigation, and human resources.

Segment financial information relating to the Company’s homebuilding operations was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Homebuilding revenues:
Southern California	$130,737	$206,241	$179,282
Northern California	54,141	56,095	43,211
Arizona	20,074	16,595	51,215
Nevada	21,871	15,767	35,535

Total homebuilding revenues	$226,823	$294,698	$309,243

	Year Ended December 31,
	2011	2010	2009
Homebuilding pretax (loss) income:
Southern California	$(26,406)	$(83,176)	$(57,716)
Northern California	(6,307)	(41)	(37,853)
Arizona	(95,184)	(26,887)	(21,451)
Nevada	(30,500)	(21,449)	(70,915)
Corporate	(34,491)	(4,314)	65,074

Total homebuilding pretax (loss) income	$(192,888)	$(135,867)	$(122,861)

Homebuilding pretax (loss) income includes the following pretax inventory and impairment charges recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$17,962	$2,074	$87,607	$20,671	$128,314

	Year Ended December 31, 2010
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$70,801	$3,103	$22,409	$15,547	$111,860

	Year Ended December 31, 2009
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$19,518	$6,144	$—	$19,607	$45,269

Homebuilding pretax (loss) income includes the following pretax loss on sales of lots, land and other recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California(1)	Northern California(1)	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$—	$—	$—	$—
Operating costs	(1,912)	(2,297)	—	(25)	(4,234)

Loss on sales of lots, land and other	$(1,912)	$(2,297)	$—	$(25)	$(4,234)

	Year Ended December 31, 2010
	Southern California(1)	Northern California	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$17,204	$—	$—	$17,204
Operating costs	(6,001)	(14,334)	—	(91)	(20,426)

Loss on sales of lots, land and other	$(6,001)	$2,870	$—	$(91)	$(3,222)

	Year Ended December 31, 2009
	Southern California	Northern California(1)	Arizona	Nevada	Total
Loss on sales of lots, land and other
Operating revenue	$3,250	$—	$11,595	$6,375	$21,220
Operating costs	(27,294)	(29,410)	(25,588)	(49,348)	(131,640)

Loss on sales of lots, land and other	$(24,044)	$(29,410)	$(13,993)	$(42,973)	$(110,420)

(1)	Consists of write-off of land option deposits and pre-acquisition costs.

	December 31,
	2011	2010
Homebuilding assets:
Southern California	$182,781	$239,510
Northern California	105,298	60,542
Arizona	129,920	194,635
Nevada	42,183	58,827
Corporate(1)	36,769	95,490

Total homebuilding assets	$496,951	$649,004

(1)	Comprised primarily of cash and receivables.

Receivables	12 Months Ended
Dec. 31, 2011
Receivables

Note 5—Receivables

Receivables consist of the following (in thousands):

	December 31,
	2011	2010
Secured promissory note from affiliate, sale of aircraft	$6,188	$6,188
Development costs receivable from municipality	3,100	3,100
Construction management fee receivable	1,207	779
Escrow proceeds receivable	1,388	4,328
First trust deed mortgage notes receivable	310	316
Property tax refund receivable	—	1,173
Other receivables	1,539	2,615

	$13,732	$18,499

Real Estate Inventories	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Real Estate Inventories

Note 7—Real Estate Inventories

Real estate inventories consist of the following (in thousands):

	Successor	Predecessor
	September 30, 2012	December 31, 2011
Inventories owned:
Land deposits	$34,957	$26,939
Land and land under development	275,949	267,348
Homes completed and under construction	49,522	90,824
Model homes	8,718	13,423

Total	$369,146	$398,534

Inventories not owned:(1)
Other land options contracts—land banking arrangement	$44,908	$47,408

(1)	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement and has been consolidated. Amounts are net of deposits.

The Company accounts for its real estate inventories (including land, construction in progress, completed inventory, including models, and inventories not owned) under FASB ASC 360 Property, Plant, & Equipment (“ASC 360”).

ASC 360 requires impairment losses to be recorded on real estate inventories when indicators of impairment are present and the undiscounted cash flows estimated to be generated by real estate inventories are less than the carrying amount of such assets. Indicators of impairment include a decrease in demand for housing due to softening market conditions, competitive pricing pressures which reduce the average sales prices of homes including an increase in sales incentives offered to buyers, slowing sales absorption rates, decreases in home values in the markets in which the Company operates, significant decreases in gross margins and a decrease in project cash flows for a particular project.

Management assesses land deposits for impairment when estimated land values are deemed to be less than the agreed upon contract price. The Company considers changes in market conditions, the timing of land purchases, the ability to renegotiate with land sellers, the terms of the land option contracts in question, the availability and best use of capital, and other factors. The Company records abandoned land deposits and related pre-acquisition costs in cost of sales-lots, land and other sales in the consolidated statements of operations in the period that it is abandoned.

As of February 24, 2012, the Company made fair value adjustments to inventory in accordance with fresh start accounting. During the period from February 25, 2012 through September 30, 2012, the Company did not record any impairments.

During the nine months ended September 30, 2011, the Company recorded impairment loss on real estate assets of $24.9 million. The impairment loss related to land under development and homes completed and under construction recorded during the nine months ended September 30, 2011, resulted from (i) in certain projects, a decrease in home sales prices related to increased incentives and (ii) a decrease in sales absorption rates which increased the length of time of the project and increased period costs related to the project. The Company updates project budgets and cash flows of each real estate project on a quarterly basis to determine whether the estimated remaining undiscounted future cash flows of the project are more or less than the carrying amount (net book value) of the asset. If the undiscounted cash flows are more than the net book value of the project, then there is no impairment. If the undiscounted cash flows are less than the net book value of the asset, then the asset is deemed to be impaired and is written-down to its fair value. During the 2011 period, the Company adjusted discount rates to a range of 18% to 22%.

The impairment loss related to land held for future development or sold during the nine months ended September 30, 2011, resulted from the reduced value of the land in the project. The Company values land held for future development using, (i) projected cash flows with the strategy of selling the land, on a finished or unfinished basis, or building out the project, (ii) considering recent, legitimate offers received, (iii) prices for land in recent comparable sales transactions, and other factors. In addition, the Company may use appraisals to best determine the as-is value. The Company continues to evaluate land values to determine whether to hold for development or to sell at current prices, which may lead to additional impairment on real estate assets.

Note 6—Real Estate Inventories and Impairment Loss on Real Estate Assets

Real estate inventories consist of the following (in thousands):

	December 31,
	2011	2010
Inventories owned:(1)
Land deposits	$26,939	$27,939
Land and land under development	267,348	298,677
Homes completed and under construction	90,824	114,592
Model homes	13,423	47,698

Total	$398,534	$488,906

Inventories not owned:(2)
Other land options contracts	$47,408	$55,270

Total inventories not owned	$47,408	$55,270

(1)	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
(2)	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.

The Company accounts for its real estate inventories (including land, construction in progress, completed inventory, including models, and inventories not owned) under FASB ASC 360.

FASB ASC 360 requires impairment losses to be recorded on real estate inventories when indicators of impairment are present and the undiscounted cash flows estimated to be generated by real estate inventories are less than the carrying amount of such assets. Indicators of impairment include a decrease in demand for housing due to softening market conditions, competitive pricing pressures which reduce the average sales prices of homes including an increase in sales incentives and decreased base pricing offered to buyers, slowing sales absorption rates, decreases in home values in the markets in which the Company operates, significant decreases in gross margins and a decrease in project cash flows for a particular project.

For land, construction in progress, completed inventory, including model homes, and inventories not owned, the Company estimates expected cash flows at the project level by maintaining current budgets using recent historical information and current market assumptions. The Company updates project budgets and cash flows of each real estate project on a quarterly basis to determine whether the estimated remaining undiscounted future cash flows of the project are more or less than the carrying amount (net book value) of the asset. If the undiscounted cash flows are more than the net book value of the project, then there is no impairment. If the undiscounted cash flows are less than the net book value of the asset, then the asset is deemed to be impaired and is written-down to its fair value.

Fair value represents the amount at which an asset could be bought or sold in a current transaction between willing parties (i.e., other than a forced or liquidation sale). Management determines the estimated fair value of each project by determining the present value of estimated future cash flows at discount rates that are commensurate with the risk of each project and each domain, market or sub-market or may use recent appraisals if they more accurately reflect fair value. The estimation process involved in determining if assets have been impaired and in the determination of fair value is inherently uncertain because it requires estimates of future revenues and costs, as well as future events and conditions. Estimates of revenues and costs are supported by the Company’s budgeting process, and are based on recent sales in backlog, pricing required to get the desired pace of sales, pricing of competitive projects, incentives offered by competitors and current estimates of costs of development and construction or current appraisals.

The Company engaged a third-party valuation firm to assist with the analysis of the fair value of the entity, and respective assets and liabilities in connection with its reorganization. In conjunction with the valuation of all of the assets of the Company, the Company re-set value on certain land holdings in the early stages of development, based on: (i) “as-is” development stages of the property instead of a discounted cash flow approach, (ii) relative comparables on similar stage properties that had recently sold, on a per acre basis, and (iii) location of the property, among other factors. Since the valuation was completed near December 31, 2011, management used such valuation to evaluate the book value as of December 31, 2011.

Under the provisions of FASB ASC 360, the Company is required to make certain assumptions to estimate undiscounted future cash flows of a project, which include: (i) estimated sales prices, including sales incentives, (ii) anticipated sales absorption rates and sales volume, (iii) project costs incurred to date and the estimated future costs of the project based on the project budget, (iv) the carrying costs related to the time a project is actively selling until it closes the final unit in the project, and (v) alternative strategies including selling the land to a third-party or temporarily suspending development at the project. Each project has different assumptions and is based on management’s assessment of the current market conditions that exist in each project location. The Company’s assumptions include moderate absorption increases in certain projects beginning in 2013. In addition, the Company has assumed some moderate reduction in sales incentives in certain projects in certain markets beginning in 2013.

The assumptions and judgments used by the Company in the estimation process to determine the future undiscounted cash flows of a project and its fair value are inherently uncertain and require a substantial degree of judgment. The realization of the Company’s real estate inventories is dependent upon future uncertain events and market conditions. Due to the subjective nature of the estimates and assumptions used in determining the future cash flows of a project, actual results could differ materially from current estimates.

Management assesses land deposits for impairment when estimated land values are deemed to be less than the agreed upon contract price. The Company considers changes in market conditions, the timing of land purchases, the ability to renegotiate with land sellers the terms of the land option contracts in question, the availability and best use of capital, and other factors. The Company records abandoned land deposits and related preacquisition costs in cost of sales -lots, land and other in the consolidated statement of operations in the period that it is abandoned.

The following table summarizes inventory impairments recorded during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
	(Dollars in thousands)
Inventory impairments related to:
Land under development and homes completed and under construction	$34,835	$80,197	$31,916
Land held for future development or sold	93,479	31,663	13,353

Total inventory impairments	$128,314	$111,860	$45,269

Number of projects impaired during the year	16	14	13

Number of projects assessed for impairment during the year	42	73	67

The impairment loss related to land under development and homes completed and under construction incurred during the year ended December 31, 2011, resulted from (i) in certain projects, a decrease in home sales prices related to increased incentives and (ii) a decrease in sales absorption rates which increased the length of time of the project and increased period costs related to the project.

The impairment loss related to land held for future development or sold incurred during the year ended December 31, 2011, resulted from the reduced value of the land in the project. The Company values land held for future development using, (i) projected cash flows with the strategy of selling the land, on a finished or unfinished basis, or building out the project, (ii) considering recent, legitimate offers received, (iii) prices for land in recent comparable sales transactions, and other factors. For three of the Company’s projects which are entitled land categorized as “land held for future development” in the table above, the Company engaged a third-party valuation firm to value the land of each project, on an as-is basis, using several factors including the existing land sale market and market comparables as a barometer for each project.

The impairment loss related to land under development and homes completed and under construction incurred during the year ended December 31, 2010, resulted from (i) in certain projects, a decrease in home sales prices related to increased incentives, (ii) in certain projects, increased future costs for outside broker expense and sales and marketing expense, (iii) in certain projects, the decision by the Company to cancel certain land option agreements to purchase lots in projects where sales were deteriorating and the underlying value of the land to be purchased was less than the purchase price using a residual land value approach, (iv) in certain projects, the needs to preserve the liquidity of the Company and, therefore, canceling certain land option agreements, and (v) in certain other projects, the renegotiations of the land purchase schedule for land under option, to delay the required purchases, to allow markets to recover, and reduce the amount of lots to be purchased over time. The extended time of the project increased carry costs that lead to the future undiscounted cash flows of the project being less than the current book value of the land.

These charges were included in impairment loss on real estate assets in the accompanying consolidated statements of operations (See Note 4 of “Notes to Consolidated Financial Statement” for a detail of impairment by segment). The impairment charges recorded during the periods noted above stemmed from lower home prices which were driven by increased incentives and discounts resulting from weakened demand. The Company may incur impairment on real estate inventories in the future, if the markets in which the Company operates continue to experience the deteriorating market conditions.

On December 24, 2009, the Company consummated the sale of certain real property (comprising approximately 165 acres) in San Bernardino County, California; San Diego County, California; Clark County, Nevada; and Maricopa County, Arizona, for an aggregate sales price of $13.6 million. The approximate book value of these properties on the closing date as reflected on the consolidated balance sheet of the Company and its subsidiaries was approximately $84.2 million. During 2009, the Company entered into these transactions to generate cash flow, to reduce overall debt and to re-invest the cash by purchasing land in certain of its improving markets. The best economic value to the company of these lots was to sell them in their current condition as opposed to holding the lots and eventually building and selling homes. The Company continues to evaluate its options and the marketplace with respect to developing lots.

Notes Payable and Senior Notes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Notes Payable and Senior Notes

Note 10—Senior Subordinated Secured Notes and Secured Indebtedness

Notes payable consist of the following (in thousands):

	September 30, 2012	December 31, 2011
Notes payable:
Notes payable	$10,961	$74,009

Senior Notes:
Senior Secured Term Loan due January 31, 2015	235,000	206,000
Senior Subordinated Secured Notes due February 15, 2017	75,916	—
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	310,916	489,483

Total notes payable and Senior Notes	$321,877	$563,492

Amended Senior Secured Term Loan

As of September 30, 2012, California Lyon was a party to that certain Amended and Restated Senior Secured Term Loan Agreement (the “Amended Term Loan Agreement”), dated February 25, 2012, with ColFin WLH Funding, LLC, as administrative agent and as a lender, and the other lenders party thereto. The Senior Secured Term Loan was renegotiated into the terms below in conjunction with the Plan of Reorganization as discussed in Notes 2, 3, and 4. See Note 17, Subsequent Events, for further discussion regarding the Company’s November 2012 debt refinancing activities, which include prepayment of all amounts due and outstanding under the Amended Term Loan Agreement.

The Amended Term Loan Agreement provided for a first lien secured term loan of $235.0 million, secured by substantially all of the assets of California Lyon, Parent (excluding stock in California Lyon) and certain wholly-owned subsidiaries of Parent. The Amended Term Loan was guaranteed by Parent and certain wholly-owned subsidiaries of Parent.

The Amended Term Loan bore interest at a rate of 10.25% per annum. Based on the outstanding balance of the Amended Term Loan on September 30, 2012, interest payments were $ 24.1 million annually. The Amended Term Loan was scheduled to mature on January 31, 2015. In addition, there was no pre-payment penalty associated with the Amended Term Loan.

The Amended Term Loan Agreement restricted the ability of California Lyon to permit the indebtedness outstanding under the Amended Term Loan Agreement to exceed the borrowing base, with “borrowing base” being calculated as 67.5% (which percentage will be adjusted down to (x) 65% from the first year anniversary of the Amended Term Loan Agreement to the second anniversary of the Amended Term Loan Agreement and (y) 60% from and after the second year anniversary of the Amended Term Loan Agreement) of the sum of (i) unrestricted cash, (ii) escrow receivables and (iii) eligible real property collateral valuation, each as defined in the Amended Term Loan Agreement. The Amended Term Loan Agreement also contained covenants that, subject to certain exceptions, limited the ability of California Lyon, Parent and their respective subsidiaries to, among other things: (i) incur liens; (ii) incur additional indebtedness; (iii) transfer or dispose of assets; (iv) merge, consolidate or alter their line of business; (v) guarantee obligations; (vi) engage in affiliated party transactions; (vii) declare or pay dividends or make other distributions or repurchase stock; (viii) make advances, loans or investments; (ix) repay debt (including under the indenture governing the Notes); and (x) make expenditures outside of the Company’s primary business.

The Amended Term Loan Agreement contained customary events of default, including, without limitation, and subject to certain grace periods as set forth therein, failure to pay when due amounts under the Amended Term Loan Agreement; failure to comply with certain agreements or covenants contained in the Amended Term Loan Agreement or other loan documents related to the Amended Term Loan Agreement; default in respect of other indebtedness with an aggregate principal amount of more than $10.0 million; certain insolvency and bankruptcy events; and the occurrence of certain change of control transactions.

The Company’s covenant compliance for the Amended Term Loan at September 30, 2012 is detailed in the table set forth below:

	Actual at September 30, 2012	Covenant Requirement at September 30, 2012
Ratio of Term Loan to Borrowing Base	54.0%	£67.5%

As of September 30, 2012, the Company was not in default with the covenants under the Amended Term Loan.

Senior Secured Term Loan

Prior to the Plan of Reorganization, as discussed in Notes 2, 3, and 4, William Lyon Homes, Inc., a California corporation and wholly-owned subsidiary of the Company (“California Lyon”) was a party to a certain Senior Secured Term Loan Agreement (the “Term Loan Agreement”), dated October 20, 2009, with ColFin WLH Funding, LLC, as Administrative Agent (“Admin Agent”), ColFin WLH Funding, LLC, as Initial Lender and Lead Arranger (“ColFin”) and the other Lenders who may become assignees of ColFin (collectively, with ColFin, the “Lenders”). As of December 31, 2011, the Term Loan outstanding balance was $206.0 million.

The Term Loan had interest at a rate of 14.0% and was scheduled to mature on October 20, 2014. However, California Lyon had also agreed that, upon any repayment of any portion of the principal amount under the Term Loan (whether or not at maturity), California Lyon would also pay an exit fee equal to the difference (if positive) between (x) the interest that would have been accrued and been then payable on the repaid portion if the interest rate under the Term Loan Agreement were 15.625% and (y) the internal rate of return realized by the Lenders on such repaid portion, taking into account all cash amounts actually received by the Lenders with respect thereto, including the loan fee and interest payments, other than any make whole payments described below.

Upon any prepayment of any portion of the Term Loan prior to its scheduled maturity (other than any prepayment required in connection with a payment of all or any portion of the outstanding principal balance of any of the Indentures), the Term Loan Agreement provided that California Lyon make a “make whole payment” equal to an amount, if positive, of the present value of all future payments of interest which would become due with respect to such prepaid amount from the date of prepayment thereof through and including the maturity date, discounted at a rate of 14%.

The Term Loan Agreement contained customary events of default, including, without limitation, failure to pay when due amounts in respect of the loan or otherwise under the Term Loan Agreement; failure to comply with certain agreements or covenants contained in the Term Loan Agreement for a period of 10 days (or, in some cases, 30 days) after the administrative agent’s notice of such non-compliance; acceleration of more than $10.0 million of certain other indebtedness; and certain insolvency and bankruptcy events.

Under the Term Loan, the Company was required to comply with a number of covenants, the most restrictive of which required the Company to maintain:

•	A tangible net worth, as defined, of at least $75.0 million;

•

A minimum borrowing base such that the indebtedness under the Term Loan does not exceed 60% of the Borrowing Base, with the “Borrowing Base” being calculated as (1) the discounted cash flows of each project securing the loan (collateral value), plus (2) restricted cash and (3) escrow proceeds receivable, as defined;

•

Total secured indebtedness (including the indebtedness under the Term Loan and under all other Construction Notes payable) less than or equal to the Maximum Permitted Secured Indebtedness under the Term Loan Agreement; and

•	An excluded asset test ratio.

As of December 31, 2010, the Company’s Tangible Net Worth was $13.0 million, after recording non-cash impairment charges of $111.9 million during the year ended December 31, 2010. In order to avoid breaching these covenants and obligations, and thereby causing defaults and cross-defaults, the Company completed a series of transactions to provide for financial covenant relief. The Company obtained Waiver No. 1 on April 20, 2011, from the lender of the Term Loan, which waived the Lender’s rights to enforce their remedies for breach of the tangible net worth covenant until July 19, 2011. On July 18, 2011, prior to Waiver No. 1 expiring, the Company then obtained a similar waiver by entering the Waiver No. 2, which terminated September 16, 2011. The Company then obtained a similar waiver, the Waiver No. 3 on September 15, 2011. Such waiver was extended pursuant to the Amendment to Waiver No. 3 on October 7, 2011 and finally terminated on October 27, 2011.

Based on the factors discussed above, the Company was in technical default of the term loan as of December 31, 2011, due to (a) expiration of the tangible net worth covenant waiver on October 27, 2011 and (b) a cross default under the senior notes indentures, as described below.

Senior Subordinated Secured Notes

The outstanding principal amount of the notes is $75.9 million as of September 30, 2012, and matures in February 2017. The Notes are senior subordinated secured obligations of California Lyon and are unconditionally guaranteed on a senior subordinated secured basis by Parent and by certain of Parent’s existing and future restricted subsidiaries. The Notes and the guarantees rank senior to all of California Lyon’s and the guarantors’ debt that is expressly subordinated to the Notes and the guarantees, but are subordinated to all of the Company’s and the guarantors’ indebtedness under the Amended Term Loan Agreement, and effectively subordinated to any future secured indebtedness of California Lyon and the guarantors that is secured on a first-lien basis, to the extent of the value of the assets securing that indebtedness. See Note 17, Subsequent Events, for further discussion regarding the Company’s November 2012 debt refinancing activities, which include a tender offer for, and the ultimate redemption of, any and all outstanding Notes by December 10, 2012.

The Notes bear interest at an annual rate of 12%. Cash interest of 8% on the outstanding principal amount of the Notes, or $6 million per year, is due in semi-annual installments in arrears on June 15 and December 15 of each year. The remaining interest of 4% on the outstanding principal amount of the Notes is payable in kind semi-annually in arrears, which, at September 30, 2012, was $0.9 million and was added to the principal amount of the notes on the accompanying balance sheet for a total of $75.9 million. Additionally, as of September 30, 2012, $2.7 million of accrued interest is included in accrued liabilities on the accompanying balance sheet. The Notes are redeemable at the option of California Lyon at any time, in whole or in part, at a redemption price equal to 100% of the principal amount redeemed, plus accrued and unpaid interest, if any. All guarantees of the Notes are full and unconditional and all guarantees are joint and several. There are no significant restrictions under the indenture governing the Notes, on the ability of the Company or any guarantor to obtain funds from subsidiaries by dividend or loan.

The indenture contains covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur certain additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Indenture. In addition, there is no pre-payment penalty associated with the Notes.

Senior Notes

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

7 5/8% Senior Notes

On November 22, 2004, California Lyon issued $150.0 million principal amount of the 7  5/8% Senior Notes. Of the initial $150.0 million, $66.7 million in aggregate principal amount remained outstanding as of December 31, 2011.

10 3/4% Senior Notes

On March 17, 2003, California Lyon issued $250.0 million of the 10 3/4% Senior Notes at a price of 98.493% to the public, resulting in net proceeds to the Company of approximately $246.2 million. The redemption price reflected a discount to yield 11% under the effective interest method, and the notes have been reflected net of the unamortized discount in the consolidated balance sheet. Of the initial $250.0 million, $138.9 million aggregate principal amount remained outstanding as of December 31, 2011.

10 3/4% Senior Notes Indenture Interest Payment Default

On October 31, 2011, California Lyon did not make the scheduled interest payment on the 10 3/4% Senior Notes within the 30-day grace period specified in the 10  3/4% Senior Notes Indenture, resulting in an event of default under the 10 3/4% Senior Notes Indenture, and a cross-default under the Term Loan Agreement. In the event that Holders of the 10 3/4% Senior Notes exercised their right to accelerate the 10 3/4% Senior Notes, a cross-default under the other prepetition indentures would have resulted. Since the Company was in negotiations with certain holders of the Senior Notes to reorganize and restructure the debt of the Company, the holders did not exercise their right to accelerate the 10 3/4% Senior Notes.

7 1/2% Senior Notes

On February 6, 2004, California Lyon issued $150.0 million principal amount of the 7 1/2% Senior Notes, resulting in net proceeds to the Company of approximately $147.6 million. Of the initial $150.0 million, $77.9 million aggregate principal amount remained outstanding as of December 31, 2011.

General Terms of the Senior Notes

The Senior Notes were senior unsecured obligations of California Lyon and were unconditionally guaranteed on a senior unsecured basis by the Company, and by all of the Company’s existing and certain of its future restricted subsidiaries. The Senior Notes and the guarantees ranked senior to all of the Company’s and the guarantors’ debt that was expressly subordinated to the Senior Notes and the guarantees, but were effectively subordinated to all of the Company’s and the guarantors’ senior secured indebtedness to the extent of the value of the assets securing that indebtedness.

The Senior Notes Indentures contained covenants that limited the ability of the Company and its restricted subsidiaries to, among other things: (i) incur additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants were subject to a number of important exceptions and qualifications as described in the Senior Notes Indentures.

In conjunction with and upon consummation of the Plan, the Company issued 44,793,255 shares of the Company’s new Class A Common Stock, $0.01 par value per share, and California Lyon issued $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, in exchange for the outstanding principal due on the outstanding 7 5/8% Senior Notes due 2012, 10 1/4% Senior Notes due 2013 and 7 1/2% Senior Notes due 2014.

Notes Payable

Construction Notes Payable

At December 31, 2011, the Company had two construction notes payable totaling $16.0 million. One of the notes totaling $9.0 million matured in January 2012, with interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. However, in conjunction with the Plan, the construction note payable was renegotiated to mature January 2013 with an option to extend for one year to December 2013. Interest on the note is paid monthly at a rate based on LIBOR or prime, with a floor of 5.5%, and the principal is repaid ratably in quarterly installments, beginning March 31, 2012 and continuing through maturity. As of September 30, 2012, the outstanding principal balance was $5.6 million.

The other construction note had a remaining balance at December 31, 2011 of $7.0 million, and was not renegotiated in conjunction with the Plan. The note will mature in May 2015. The loan requires monthly interest payments at a fixed rate of 10.0%, with quarterly principal payments of $500,000. As of September 30, 2012, the outstanding principal balance was $5.3 million. See Note 17, Subsequent Events, for further discussion regarding the Company’s November 2012 debt refinancing activities, which include payment in full of the amounts outstanding under these two construction notes payable.

In September 2012, the Company entered into two additional construction notes payable agreements. The first agreement has total availability under the facility of $19.0 million, to be drawn for land development and construction on one of its wholly-owned projects. The loan matures in September 2015 and bears interest at the Prime Rate + 1.0%, with a rate floor of 5.0%. At September 30, 2012, there were no outstanding borrowings under this facility and as of February 6, 2013, the Company had borrowed $8.8 million under this facility. The loan will be repaid with proceeds from home closings of the project. The second agreement has total availability under the facility of $17.0 million, to be drawn for land development and construction on one of its joint venture projects, which is consolidated in accordance with ASC 810 (See Note 5 for further discussion). The loan matures in March 2015 and bears interest at Prime + 1%, with a rate floor of 5.0%. At September 30, 2012, there were no outstanding borrowings under this facility and as of February 6, 2013, the Company had borrowed $6.2 million under this facility. The loan will be repaid with proceeds from home closings of the project.

Land Acquisition Note Payable

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. As part of the Company’s adoption of ASC 852, Reorganizations, the loan was valued at $56.3 million as of February 24, 2012, the confirmation date of the plan. In May 2012, the Company sold the parcel of land and repaid the note in full recognizing a gain on extinguishment of debt of $1.0 million, net of amortization expense of $0.3 million. The gain on extinguishment of debt is included in other income, net in the condensed consolidated statements of operations for the period from February 25, 2012 through September 30, 2012.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided. The note bore interest at 7% and matured in March 2012. In March 2012, the seller note was paid in full.

GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following condensed consolidating financial information includes:

(1) Condensed consolidating balance sheets as of September 30, 2012 and December 31, 2011; condensed consolidating statements of operations for the three months ended September 30, 2012 and 2011, the period from February 25, 2012 through September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011; and condensed consolidating statements of cash flows for the period from February 25, 2012 through September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011, of (a) William Lyon Homes, as the parent, or “Delaware Lyon”, (b) William Lyon Homes, Inc., as the subsidiary issuer, or “California Lyon”, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) William Lyon Homes, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate William Lyon Homes, as the parent, with William Lyon Homes, Inc. and its guarantor and non-guarantor subsidiaries.

William Lyon Homes owns 100% of all of its guarantor subsidiaries and all guarantees are full and unconditional, joint and several. As a result, in accordance with Rule 3-10 (d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of September 30, 2012.

CONDENSED CONSOLIDATING BALANCE SHEET

(Unaudited)

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$71,619	$56	$2,770	$—	$74,445
Restricted cash	—	887	—	—	—	887
Receivables	—	9,155	298	3,856	—	13,309
Real estate inventories
Owned	—	298,128	—	71,018	—	369,146
Not owned	—	44,908	—	—	—	44,908
Deferred loan costs	—	1,992	—	—	—	1,992
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,436	—	—	—	4,436
Other assets	—	5,779	128	318	—	6,225
Investments in subsidiaries	45,206	(61,904)	—	—	16,698	—
Intercompany receivables	—	—	206,220	18,897	(225,117)	—

Total assets	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$10,502	$89	$896	$—	$11,487
Accrued expenses	—	36,596	224	404	—	37,224
Liabilities from inventories not owned	—	44,908	—	—	—	44,908
Notes payable	—	(163)	—	11,124	—	10,961
Senior Secured Term Loan	—	235,000	—	—	—	235,000
Senior Subordinated Secured Notes	—	75,916	—	—	—	75,916
Intercompany payables	—	90,564	—	134,553	(225,117)	—

Total liabilities	—	493,323	313	146,977	(225,117)	415,496
Redeemable convertible preferred stock		57,069				57,069
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	45,206	(161,183)	206,389	(61,904)	16,698	45,206
Noncontrolling interest	—	—	—	11,786	—	11,786

Total liabilities and equity (deficit)	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

CONDENSED CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$68,008	$10,629	$7,305	$—	$85,942
Construction services	—	7,045	—	—	—	7,045
Management fees	—	278	—	—	(278)	—

	—	75,331	10,629	7,305	(278)	92,987

Operating costs
Cost of sales	—	(57,050)	(8,912)	(5,111)	278	(70,795)
Construction services	—	(6,410)	—	—	—	(6,410)
Sales and marketing	—	(3,219)	(643)	(310)	—	(4,172)
General and administrative	—	(7,008)	(70)	(2)	—	(7,080)
Other	—	(588)	—	(357)	—	(945)

	—	(74,275)	(9,625)	(5,780)	278	(89,402)

(Loss) income from subsidiaries	(752)	1,158	—	—	(406)	—

Operating (loss) income	(752)	2,214	1,004	1,525	(406)	3,585
Interest expense, net of amounts capitalized	—	(2,350)	—	(141)	—	(2,491)
Other income (expense), net	—	160	(53)	(12)	—	95

(Loss) income before reorganization items and provision for income taxes	(752)	24	951	1,372	(406)	1,189
Reorganization items	—	(712)	—	—	—	(712)

(Loss) income before provision for income taxes	(752)	(688)	951	1,372	(406)	477
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(752)	(699)	951	1,372	(406)	466
Less: Net income attributable to noncontrolling interest	—	—	—	(1,218)	—	(1,218)

Net (loss) income attributable to William Lyon Homes	(752)	(699)	951	154	(406)	(752)
Preferred stock dividends	(755)	—	—	—	—	(755)

Net (loss) income available to common stockholders	$(1,507)	$(699)	$951	$154	$(406)	$(1,507)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$49,199	$3,472	$1,032	$—	$53,703
Construction services	—	6,027	—	—	—	6,027
Management fees	—	48	—	—	(48)	—

	—	55,274	3,472	1,032	(48)	59,730

Operating costs
Cost of sales—homes	—	(42,577)	(3,195)	(921)	48	(46,645)
Impairment loss of real estate assets		(24,896)				(24,896)
Construction services	—	(5,611)	—	—	—	(5,611)
Sales and marketing	—	(3,704)	(257)	(226)	—	(4,187)
General and administrative	—	(4,662)	(103)	—	—	(4,765)
Other	—	(499)	—	(366)	—	(865)

	—	(81,949)	(3,555)	(1,513)	48	(86,969)

Equity in income of unconsolidated joint ventures	—	(71)	—	—	—	(71)
(Loss) income from subsidiaries	(39,634)	(707)	—	—	40,341	—

Operating (loss) income	(39,634)	(27,453)	(83)	(481)	40,341	(27,310)
Interest expense, net of amounts capitalized	—	(7,814)	—	(192)	—	(8,006)
Other income (expense), net	—	494	(35)	(17)	—	442

(Loss) income before reorganization items and provision for income taxes	(39,634)	(34,773)	(118)	(690)	40,341	(34,874)
Reorganization items	—	(4,826)	—	—	—	(4,826)

(Loss) income before provision for income taxes	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Provision for income taxes	—	—	—	—	—	—

Net (loss) income	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Less: Net loss attributable to noncontrolling interest	—	—	—	66	—	66

Net (loss) income attributable to William Lyon Homes	$(39,634)	$(39,599)	$(118)	$(624)	$40,341	$(39,634)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$111,159	$32,105	$102,838	$—	$246,102
Construction services	—	16,473	—	—	—	16,473
Management fees	—	534	—	—	(534)	—

	—	128,166	32,105	102,838	(534)	262,575

Operating costs
Cost of sales	—	(94,003)	(27,737)	(93,924)	534	(215,130)
Construction services	—	(15,061)	—	—	—	(15,061)
Sales and marketing	—	(6,493)	(1,679)	(663)	—	(8,835)
General and administrative	—	(18,767)	(186)	(6)	—	(18,959)
Other	—	(1,713)	(2)	(687)	—	(2,402)

	—	(136,037)	(29,604)	(95,280)	534	(260,387)

(Loss) income from subsidiaries	(7,611)	8,620	—	—	(1,009)	—

Operating (loss) income	(7,611)	749	2,501	7,558	(1,009)	2,188
Interest expense, net of amounts capitalized	—	(6,970)	—	(357)	—	(7,327)
Other income, net	—	562	(45)	954	—	1,471

(Loss) income before reorganization items and provision for income taxes	(7,611)	(5,659)	2,456	8,155	(1,009)	(3,668)
Reorganization items	—	(1,895)	1	—	—	(1,894)

(Loss) income before provision for income taxes	(7,611)	(7,554)	2,457	8,155	(1,009)	(5,562)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(7,611)	(7,565)	2,457	8,155	(1,009)	(5,573)
Less: Net income attributable to noncontrolling interest	—	—	—	(2,038)	—	(2,038)

Net (loss) income attributable to William Lyon Homes	(7,611)	(7,565)	2,457	6,117	(1,009)	(7,611)
Preferred stock dividends	(1,798)	—	—	—	—	(1,798)

Net (loss) income available to common stockholders	$(9,409)	$(7,565)	$2,457	$6,117	$(1,009)	$(9,409)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales—homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income (loss) from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income (loss) before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income (loss)	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income (loss) attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$132,111	$11,307	$4,654	$—	$148,072
Construction services	—	13,579	—	—	—	13,579
Management fees	—	213	—	—	(213)	—

	—	145,903	11,307	4,654	(213)	161,651

Operating costs
Cost of sales—homes	—	(115,403)	(10,452)	(4,009)	213	(129,651)
Impairment loss of real estate assets	—	(24,896)	—	—	—	(24,896)
Construction services	—	(12,438)	—	—	—	(12,438)
Sales and marketing	—	(11,701)	(867)	(715)	—	(13,283)
General and administrative	—	(16,431)	(255)	(1)	—	(16,687)
Other	—	(1,313)	—	(753)	—	(2,066)

	—	(182,182)	(11,574)	(5,478)	213	(199,021)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(62,030)	(1,900)	—	—	63,930	—

Operating (loss) income	(62,030)	(34,574)	(267)	(824)	63,930	(33,765)
Interest expense, net of amounts capitalized	—	(17,270)	—	(711)	—	(17,981)
Other income (expense), net	—	850	(124)	(40)	—	686

(Loss) income before reorganization items and provision for income taxes	(62,030)	(50,994)	(391)	(1,575)	63,930	(51,060)
Reorganization items	—	(10,902)	—	—	—	(10,902)

(Loss) income before provision for income taxes	(62,030)	(61,896)	(391)	(1,575)	63,930	(61,962)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(62,030)	(61,906)	(391)	(1,575)	63,930	(61,972)
Less: Net income attributable to noncontrolling interest	—	—	—	(58)	—	(58)

Net (loss) income attributable to William Lyon Homes	$(62,030)	$(61,906)	$(391)	$(1,633)	$63,930	$(62,030)

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(7,611)	$(7,565)	$2,457	$8,155	$(1,009)	$(5,573)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	5,627	13	—	—	5,640
Gain on extinguishment of debt	—	—	—	(975)	—	(975)
Equity in loss of subsidiaries	7,611	(8,620)	—	—	1,009	—
Net changes in operating assets and liabilities:
Restricted cash	—	(35)	—	—	—	(35)
Receivables	—	(1,176)	4	(342)	—	(1,514)
Real estate inventories— owned	—	(12,546)	—	62,363	—	49,817
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	588	28	—	—	616
Accounts payable	—	2,362	37	(912)	—	1,487
Accrued expenses	—	6,871	7	(352)	—	6,526
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(14,494)	2,546	67,937	—	55,989

Investing activities
Purchases of property and equipment	—	(24)	(13)	(16)	—	(53)
Investments in subsidiaries	—	(3,837)	—	—	3,837	—

Net cash (used in) provided by investing activities	—	(3,861)	(13)	(16)	3,837	(53)

Financing activities
Principal payments on notes payable	—	(4,157)	—	(58,400)	—	(62,557)
Payment of preferred stock dividends	—	(1,114)	—	—	—	(1,114)
Noncontrolling interest contributions (distributions), net	—	—	—	1,648	—	1,648
Advances to affiliates	—	—	1	(3,306)	3,305	—
Intercompany receivables/payables	—	19,087	(2,530)	(9,415)	(7,142)	—

Net cash provided by (used in) financing activities	—	13,816	(2,529)	(69,473)	(3,837)	(62,023)

Net (decrease) increase in cash and cash equivalents	—	(4,539)	4	(1,552)	—	(6,087)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$71,619	$56	$2,770	$—	$74,445

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net income (loss)	$228,383	$228,408	$154	$11,471	$(239,919)	$228,497
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	—	583	3	—	—	586
Reorganization items:
Cancellation of debt	—	(298,831)	—	—	—	(298,831)
Plan implementation and fresh start adjustments	—	62,553	—	(13,251)	—	49,302
Writeoff of deferred loan costs	—	8,258	—	—	—	8,258
Equity in loss of subsidiaries	(228,383)	(11,536)	—	—	239,919	—
Net changes in operating assets and liabilities:
Receivables	—	922	8	11	—	941
Real estate inventories—owned	—	(4,924)	—	(2,123)	—	(7,047)
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	203	3	—	—	206
Accounts payable	—	4,144	14	460	—	4,618
Accrued expenses	—	(3,418)	(1)	(432)	—	(3,851)
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(13,638)	181	(3,864)	—	(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment for deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest (distributions) contributions, net	—	—	—	(72)	—	(72)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(62,030)	$(61,906)	$(391)	$(1,575)	$63,930	$(61,972)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	178	38	—	—	216
Impairment loss on real estate assets		24,896				24,896
Equity in income of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Equity in loss of subsidiaries	62,030	1,900	—	—	(63,930)	—
Net changes in operating assets and liabilities:
Restricted cash	—	139	—	—	—	139
Receivables	—	355	5	(413)	—	(53)
Real estate inventories— owned	—	4,582	—	—	—	4,582
Other assets	—	(3,913)	(7)	(2)	—	(3,922)
Accounts payable	—	2,254	31	523	—	2,808
Accrued expenses	—	(2,371)	25	277	—	(2,069)

Net cash (used in) provided by operating activities	—	(37,491)	(299)	(1,190)	—	(38,980)

Investing activities
Investment in and advances to unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	627	(38)	(669)	—	(80)
Investments in subsidiaries	—	29,075	—	—	(29,075)	—

Net cash provided by (used in) investing activities	—	31,137	(38)	(669)	(29,075)	1,355

Financing activities
Principal payments on notes payable	—	(26,604)	—	16,499	—	(10,105)
Payment for deferred loan costs	—	2,689	—	—	—	2,689
Noncontrolling interest (distributions) contributions, net	—	—	—	(1,387)	—	(1,387)
Advances to affiliates	—	—	(3)	(40,905)	40,908	—
Intercompany receivables/payables	—	(15,984)	296	27,521	(11,833)	—

Net cash (used in) provided by financing activities	—	(39,899)	293	1,728	29,075	(8,803)

Net (decrease) increase in cash and cash equivalents	—	(46,253)	(44)	(131)	—	(46,428)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$23,246	$87	$1,525	$—	$24,858

Note 7—Notes Payable and Senior Notes

Notes payable and Senior Notes consist of the following (in thousands):

	December 31,
	2011	2010
Notes payable:
Construction notes payable	$74,009	$30,541

Senior Notes:
Senior Secured Term Loan due October 20, 2014	206,000	206,000
7 5/8% Senior Notes due December 15, 2012(1)	66,704	66,704
10 3/4% Senior Notes due April 1, 2013(1)	138,912	138,619
7 1/2% Senior Notes due February 15, 2014(1)	77,867	77,867

Total Senior Notes	489,483	489,190

Total notes payable and Senior Notes	$563,492	$519,731

(1)	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

During the year ended December 31, 2011, the Company incurred interest related to the above debt of $61.4 million and capitalized $36.9 million, resulting in net interest expense of $24.5 million on the accompanying consolidated statement of operations. During the year ended December 31, 2010, the Company incurred interest related to the above debt of $62.8 million and capitalized $39.1 million, resulting in net interest expense of $23.7 million on the accompanying consolidated statement of operations. During the year ended December 31, 2009, the Company incurred interest related to the above debt of $48.8 million and capitalized $12.9 million, resulting in net interest expense of $35.9 million on the accompanying consolidated statement of operations.

Maturities of the notes payable and Senior Notes are as follows. The maturities in this table are based on the amended terms of the notes in accordance with the Company’s reorganization:

Year Ended December 31,	(in thousands)
2012	$60,695
2013	10,999
2014	2,000
2015	235,800
2016	—

Term Loan (Predecessor)

William Lyon Homes, Inc., a California corporation and wholly-owned subsidiary of the Company (“California Lyon”) is a party to a Senior Secured Term Loan Agreement (the “Term Loan Agreement”), dated October 20, 2009, with ColFin WLH Funding, LLC, as Administrative Agent (“Admin Agent”), ColFin WLH Funding, LLC, as Initial Lender and Lead Arranger (“ColFin”) and the other Lenders who may become assignees of ColFin (collectively, with ColFin, the “Lenders”). As of December 31, 2011, the Term Loan outstanding balance was $206.0 million.

The Term Loan Agreement provides for a first lien secured loan of $206.0 million, secured by substantially all of the assets of California Lyon, the Company (excluding stock in California Lyon) and certain wholly-owned subsidiaries. The Term Loan is guaranteed by the Company.

Under the Term Loan Agreement, California Lyon is restricted from future borrowings, and, if necessary, will be required to repay existing borrowings in order to maintain required loan-to-value ratios such that: (i) the aggregate amount of outstanding loans under the Term Loan Agreement may not exceed 60% of the aggregate value of the properties securing the facility, with valuation based on the lower of appraised value (if any) and discounted net present value of the cash flows, and (ii) the aggregate amount of secured debt may not exceed 60% of the aggregate value of the properties owned by California Lyon and its subsidiaries, with valuation based on the lower of appraised value (if any) and discounted net present value of the cash flows. California Lyon is currently in compliance with the above requirements.

The Term Loan had interest at a rate of 14.0% and was scheduled to mature on October 20, 2014. However, California Lyon has also agreed that, upon any repayment of any portion of the principal amount under the Term Loan (whether or not at maturity), California Lyon will also pay an exit fee equal to the difference (if positive) between (x) the interest that would have been accrued and been then payable on the repaid portion if the interest rate under the Term Loan Agreement were 15.625% and (y) the internal rate of return realized by the Lenders on such repaid portion, taking into account all cash amounts actually received by the Lenders with respect thereto, including the loan fee and interest payments, other than any make whole payments described below. Based on the current outstanding balance of the Term Loan, interest payments are $28.8 million annually.

Upon any prepayment of any portion of the Term Loan prior to its scheduled maturity (other than any prepayment required in connection with a payment of all or any portion of the outstanding principal balance of any of the Indentures), the Term Loan Agreement provides that California Lyon to make a “make whole payment” equal to an amount, if positive, of the present value of all future payments of interest which would become due with respect to such prepaid amount from the date of prepayment thereof through and including the maturity date, discounted at a rate of 14%.

The Term Loan Agreement requires that the Company’s Minimum Tangible Net Worth (as defined therein) not fall below $75.0 million at the end of any two consecutive fiscal quarters. The Term Loan Agreement also contains covenants that limit the ability of California Lyon and the Company to, without prior approval from Lenders, among other things: (i) incur liens; (ii) incur additional indebtedness; (iii) transfer or dispose of assets; (iv) merge, consolidate or alter their line of business; (v) guarantee obligations; (vi) engage in affiliated party transactions; (vii) declare or pay dividends or make other distributions or repurchase stock; (viii) make advances, loans or investments; (ix) repurchase debt (including under the indentures governing the Senior Notes); and (x) engage in change-of-control transactions.

The Term Loan Agreement contains customary events of default, including, without limitation, failure to pay when due amounts in respect of the loan or otherwise under the Term Loan Agreement; failure to comply with certain agreements or covenants contained in the Term Loan Agreement for a period of 10 days (or, in some cases, 30 days) after the administrative agent’s notice of such non-compliance; acceleration of more than $10.0 million of certain other indebtedness; and certain insolvency and bankruptcy events.

Under the Term Loan, the Company is required to comply with a number of covenants, the most restrictive of which require the Company to maintain:

•	A tangible net worth, as defined, of at least $75.0 million;

•

A minimum borrowing base such that the indebtedness under the Term Loan does not exceed 60% of the Borrowing Base, with the “Borrowing Base” being calculated as (1) the discounted cash flows of each project securing the loan (collateral value), plus (2) restricted cash and (3) escrow proceeds receivable, as defined;

•

Total secured indebtedness (including the indebtedness under the Term Loan and under all other Construction Notes payable) less than or equal to the Maximum Permitted Secured Indebtedness under the Term Loan Agreement.

•	Excluded Assets Test

As of December 31, 2010, the Company’s Tangible Net Worth was $13.0 million, after recording non-cash impairment charges of $111.9 million during the year ended December 31, 2010. In order to avoid breaching these covenants and obligations, and thereby causing defaults and cross-defaults, the Company completed a series of transactions to provide for financial covenant relief. The Company obtained Waiver No. 1 on April 20, 2011, from the lender of the Term Loan, which waived the Lender’s rights to enforce their remedies for breach of the tangible net worth covenant until July 19, 2011. On July 18, prior to Waiver No. 1 expiring, the Company then obtained a similar waiver by entering the Waiver No. 2, which terminated September 16, 2011. The Company then obtained a similar waiver, the Waiver No. 3 on September 15, 2011. Such waiver was extended pursuant to the Amendment to Waiver No. 3 on October 7, 2011 and finally terminated on October 27, 2011.

Based on the factors discussed above, the Company was in technical default of the term loan as of December 31, 2011, due to (a) expiration of the tangible net worth covenant waiver on October 27, 2011 and (b) a cross default under the senior notes indentures, as described below. However, in connection with the reorganization, the loan was amended as described below.

Amended Term Loan (Successor)

The Amended Term Loan will consist of a loan in the initial aggregate principal amount of $235.0 million. The terms of the Amended Term Loan will amend and restate the terms of the Term Loan Agreement to, among other things: (i) extend the maturity of the Term Loan Agreement to January 31, 2015, (ii) reduce the interest rate to 10 1/4% per annum, and (iii) eliminate or modify certain financial covenants, whereas only the Borrowing Base Covenant, described in the section above, remains, with an adjustment to the Borrowing Base rate that brings it to 67.5% in 2012, 65% in 2013 and 60% through maturity.

The obligations of Reorganized California Lyon under the Amended Term Loan will be guaranteed by Reorganized Parent and such other guarantors. The obligations of (a) California Lyon under the Amended Term Loan and (b) Parent and the other guarantors under the related guarantees will be secured by, among other things, a first priority lien on and security interest in substantially all of the properties and assets of California Lyon, Parent and the other guarantors, other than specified “Excluded Assets”. In conjunction with the renegotiated Amended Term Loan, the Company paid the lender and it’s agents a $2.35 million restructuring fee on February 24, 2012, and the Company has agreed to pay an administrative fee in connection with the Amended Term Loan Agreement, in an amount equal to 0.10% per annum of the principal amount of the Amended Term Loan, payable quarterly in advance until Maturity.

Senior Notes (Predecessor)

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

7 5/8% Senior Notes

On November 22, 2004, California Lyon issued $150.0 million principal amount of the 7 5/8% Senior Notes. Of the initial $150.0 million, $66.7 million in aggregate principal amount remained outstanding as of December 31, 2011, due to redemptions as described below.

Interest on the 7 5/8% Senior Notes is payable semi-annually on December 15 and June 15 of each year. Based on the current outstanding principal amount of the 7 5/8% Senior Notes, the Company’s semi-annual interest payments were $2.5 million.

10 3/4% Senior Notes

On March 17, 2003, California Lyon issued $250.0 million of the 10 3/4% Senior Notes at a price of 98.493% to the public, resulting in net proceeds to the Company of approximately $246.2 million. The redemption price reflected a discount to yield 11% under the effective interest method, and the notes have been reflected net of the unamortized discount in the consolidated balance sheet. Of the initial $250.0 million, $138.9 million aggregate principal amount remained outstanding as of December 31, 2011, due to redemptions as described below.

Interest on the 10 3/4% Senior Notes is payable on April 1 and October 1 of each year. Based on the current outstanding principal amount of the 10 3/4% Senior Notes, the Company’s semi-annual interest payments are $7.4 million.

10 3/4% Senior Notes Indenture Interest Payment Default

On October 31, 2011, California Lyon did not make the scheduled interest payment on the 10 3/4% Senior Notes within the 30-day grace period specified in the 10 3/4% Senior Notes Indenture, resulting in an event of default under the 10 3/4% Senior Notes Indenture, and a cross-default under the Term Loan Agreement. In the event that Holders of the 10 3/4% Senior Notes exercised their right to accelerate the 10 3/4% Senior Notes, a cross-default under the other Prepetition Indentures would have resulted. Since the Company was in negotiations with certain holders of the Senior Notes to reorganize and restructure the debt of the Company, the 10 3/4% Senior Notes were not accelerated.

7 1/2% Senior Notes

On February 6, 2004, California Lyon issued $150.0 million principal amount of the 7 1/2% Senior Notes, resulting in net proceeds to the Company of approximately $147.6 million. Of the initial $150.0 million, $77.9 million aggregate principal amount remained outstanding as of December 31, 2011, due to redemptions as described below.

Interest on the 7 1/2% Senior Notes is payable on February 15 and August 15 of each year. Based on the current outstanding principal amount of 7 1/2% Senior Notes, the Company’s semi-annual interest payments are $2.9 million.

General Terms of the Senior Notes

The Senior Notes were senior unsecured obligations of California Lyon and were unconditionally guaranteed on a senior unsecured basis by the Company, and by all of the Company’s existing and certain of its future restricted subsidiaries. The Senior Notes and the guarantees rank senior to all of the Company’s and the guarantors’ debt that is expressly subordinated to the Senior Notes and the guarantees, but are effectively subordinated to all of the Company’s and the guarantors’ senior secured indebtedness to the extent of the value of the assets securing that indebtedness.

Upon a change of control as described in the respective indentures governing the Senior Notes (the “Senior Notes Indentures”), California Lyon would have been required to offer to purchase the Senior Notes at a purchase price equal to 101% of the principal amount, plus accrued and unpaid interest, if any.

Under the Senior Notes Indentures, if the Company’s consolidated tangible net worth fell below $75.0 million for any two consecutive fiscal quarters, California Lyon would have been required to make an offer to purchase up to 10% of each class of Senior Notes originally issued at a purchase price equal to 100% of the principal amount, plus accrued and unpaid interest, if any. Any such offer to purchase must be made within 65 days after the second quarter ended for which the Company’s tangible net worth is less than $75.0 million. However, California Lyon may reduce the principal amount of the notes to be purchased by the aggregate principal amount of all notes previously redeemed.

The Company had determined and calculated that California Lyon’s redemptions of Senior Notes during the period from 2008 to 2010 would reduce California Lyon’s repurchase obligations, as follows: California Lyon would not be obligated to repurchase any of the 7 5/8% Senior Notes, as a result of California Lyon’s previous redemption of $83.3 million in aggregate principal amount of the 7 5/8% Senior Notes; California Lyon would not be obligated to repurchase any of the 10 3/4% Senior Notes, as a result of California Lyon’s previous redemption of $110.7 million in aggregate principal amount of the 10 3/4% Senior Notes; and California Lyon would not be obligated to repurchase any of the 7 1/2% Senior Notes, until March 13, 2013, at which time the Company would be required to offer to purchase $2.9 million of principal outstanding, as a result of California Lyon’s previous redemption of $72.1 million in aggregate principal amount of the 7 1/2% Senior Notes.

California Lyon is 100% owned by the Company. Each subsidiary guarantor is 100% owned by California Lyon or the Company. All guarantees of the Senior Notes are full and unconditional and all guarantees are joint and several. There are no significant restrictions under the Senior Notes Indentures on the ability of the Company or any guarantor to obtain funds from subsidiaries by dividend or loan.

The Senior Notes Indentures contain covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Senior Notes Indentures.

Restructured Senior Notes (Successor)

In conjunction with the Plan, as discussed in Note 2, the Company and certain of its subsidiaries consummated the principal transactions contemplated by the Plan, including the issuance of 44,793,255 shares of new Class A Common Stock, $0.01 par value per share, or Class A Common Stock, and $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, in exchange for the outstanding principal due on the outstanding 7 5/8% Senior Notes due 2012, 10 1/4% Senior Notes due 2013 and 7 1/2% Senior Notes due 2014.

12% Senior Subordinated Secured Notes due 2017

The outstanding principal amount of the notes is $75.0 million and mature in February 2017. The Notes are senior subordinated secured obligations of California Lyon and are unconditionally guaranteed on a senior subordinated secured basis by Parent and by certain of Parent’s existing and future restricted subsidiaries. The Notes and the guarantees rank senior to all of California Lyon’s and the guarantors’ debt that is expressly subordinated to the Notes and the guarantees, but are subordinated to all of the Company’s and the guarantors’ indebtedness under the Amended Term Loan Agreement, and effectively subordinated to any future secured indebtedness of California Lyon and the guarantors that is secured on a first-lien basis, to the extent of the value of the assets securing that indebtedness.

Cash interest of 8% on the outstanding principal amount of the Notes, or $6 million per year, is due in semi-annual installments in arrears on June 15 and December 15 of each year. The remaining interest of 4% on the outstanding principal amount of the Notes is payable in kind semi-annually in arrears by increasing the principal amount of the Notes. The Notes are redeemable at the option of California Lyon at any time, in whole or in part, at a redemption price equal to 100% of the principal amount redeemed, plus accrued and unpaid interest, if any. All guarantees of the Notes are full and unconditional and all guarantees are joint and several. There are no significant restrictions under the indenture governing the Notes, on the ability of the Company or any guarantor to obtain funds from subsidiaries by dividend or loan.

The Indenture contains covenants that limit the ability of the Company and its restricted subsidiaries to, among other things: (i) incur certain additional indebtedness; (ii) pay dividends or make other distributions or repurchase stock; (iii) make investments; (iv) sell assets; (v) incur liens; (vi) enter into agreements restricting the ability of the Company’s restricted subsidiaries (other than California Lyon) to pay dividends; (vii) enter into transactions with affiliates; and (viii) consolidate, merge or sell all or substantially all of the Company’s and California Lyon’s assets. These covenants are subject to a number of important exceptions and qualifications as described in the Indenture. In addition, there is no prepayment penalty associated with the Notes.

GUARANTOR AND NON-GUARANTOR FINANCIAL STATEMENTS

The following audited consolidating financial information includes:

(1) Consolidating balance sheets as of December 31, 2011 and 2010; consolidating statements of operations for the years ended December 31, 2011, 2010 and 2009; and consolidating statements of cash flows for the years ended December 31, 2011, 2010 and 2009, of (a) William Lyon Homes, as the parent, (b) William Lyon Homes, Inc., as the subsidiary issuer, (c) the guarantor subsidiaries, (d) the non-guarantor subsidiaries and (e) William Lyon Homes, Inc. on a consolidated basis; and

(2) Elimination entries necessary to consolidate William Lyon Homes, as the parent, with William Lyon Homes, Inc. and its guarantor and non-guarantor subsidiaries.

William Lyon Homes owns 100% of all of its guarantor subsidiaries and all guarantees are full and unconditional, joint and several. As a result, in accordance with Rule 3-10(d) of Regulation S-X promulgated by the SEC, no separate financial statements are required for these subsidiaries as of December 31, 2011.

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING BALANCE SHEET

December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,499	$131	$1,656	$—	$71,286
Restricted cash	—	641	—	—	—	641
Receivables	—	15,034	316	3,149	—	18,499
Real estate inventories
Owned	—	478,010	—	10,896	—	488,906
Not owned	—	55,270	—	—	—	55,270
Deferred loan costs	—	12,404	—	—	—	12,404
Other assets	—	1,842	156	—	—	1,998
Investments in subsidiaries	13,814	3,286	—	—	(17,100)	—
Intercompany receivables	—	—	203,480	12	(203,492)	—

Total assets	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$6,221	$27	$656	$—	$6,904
Accrued expenses	—	41,435	216	71	—	41,722
Liabilities from inventories not owned	—	55,270	—	—	—	55,270
Notes payable	—	30,541	—	—	—	30,541
Senior Secured Term Loan	—	206,000	—	—	—	206,000
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,619	—	—	—	138,619
7 1/2% Senior Notes	—	77,867	—	—	—	77,867
Intercompany payables	—	203,355	—	137	(203,492)	—

Total liabilities	—	826,012	243	864	(203,492)	623,627
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	13,814	(190,026)	203,840	3,286	(17,100)	13,814
Noncontrolling interest	—	—	—	11,563	—	11,563

Total liabilities and equity (deficit)	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

(Loss) income before reorganization items	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

(Loss) income before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income from noncontrolling interest	—	—	—	(432)	—	(432)

Net (loss) income attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916

(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on retirement of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: net income from noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$229,854	$39,619	$5,621	$—	$275,094
Construction services	—	34,149	—	—	—	34,149
Management fees	—	1,127	—	—	(1,127)	—

	—	265,130	39,619	5,621	(1,127)	309,243

Operating costs
Cost of sales	—	(308,639)	(38,142)	(5,472)	1,127	(351,126)
Impairment loss on real estate assets	—	(45,269)	—	—	—	(45,269)
Construction services	—	(28,486)	—	—	—	(28,486)
Sales and marketing	—	(14,820)	(2,308)	(508)	—	(17,636)
General and administrative	—	(20,733)	(276)	(18)	—	(21,027)
Other	—	(6,496)	(84)	—	—	(6,580)

	—	(424,443)	(40,810)	(5,998)	1,127	(470,124)

Equity in loss of unconsolidated joint ventures	—	(420)	—	—	—	(420)

(Loss) income from subsidiaries	(20,525)	(4,780)	(411)	—	25,716	—

Operating (loss) income	(20,525)	(164,513)	(1,602)	(377)	25,716	(161,301)
Gain on retirement of debt	—	78,144	—	—	—	78,144
Interest expense, net of amounts capitalized	—	(35,902)	—	—	—	(35,902)
Other income (expense), net	—	1,159	(4,990)	29	—	(3,802)

(Loss) income before benefit from income taxes	(20,525)	(121,112)	(6,592)	(348)	25,716	(122,861)
Benefit from income taxes	—	101,908	—	—	—	101,908

Net (loss) income	(20,525)	(19,204)	(6,592)	(348)	25,716	(20,953)
Less: net loss from noncontrolling interest	—	—	—	428	—	428

Net (loss) income attributable to William Lyon Homes	$(20,525)	$(19,204)	$(6,592)	$80	$25,716	$(20,525)

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(193,330)	$(193,199)	$(60)	$(59,227)	$252,918	$(192,898)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,827	48	—	—	3,875
Impairment loss on real estate assets	—	70,742	—	57,572	—	128,314
Equity in (income) loss of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Loss on disposition of fixed asset	—	—	83	—	—	83
Equity in loss of subsidiaries	193,330	59,588	—	—	(252,918)	—
Provision for income taxes	—	10	—	—	—	10
Net changes in operating assets and liabilities:
Restricted cash	—	(211)	—	—	—	(211)
Receivables	—	5,137	6	(376)	—	4,767
Real estate inventories — owned	—	184,422	—	(166,271)	—	18,151
Other assets	—	(4,417)	(3)	(2)	—	(4,422)
Accounts payable	—	(2,225)	11	692	—	(1,522)
Accrued expenses	—	6,688	2	1,117	—	7,807
Reorganization items:
Accrued professional fees	—	1,000	—	—	—	1,000

Net cash provided by (used in) operating activities	—	127,757	87	(166,495)	—	(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable, net	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest (distributions) contributions, net	—	—	—	(2,349)	—	(2,349)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(136,786)	$(136,563)	$(1,316)	$1,383	$137,827	$(135,455)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,626	92	—	—	3,718
Impairment loss on real estate assets	—	111,860	—	—	—	111,860
Equity in income of unconsolidated joint ventures	—	(916)	—	—	—	(916)
Equity in loss of subsidiaries	136,786	1,053	(12)	—	(137,827)	—
Gain on retirement of debt	—	(5,572)	—	—	—	(5,572)
Loss on sale of fixed asset	—	—	122	—	—	122
Benefit from income taxes	—	(412)	—	—	—	(412)
Net changes in operating assets and liabilities:
Restricted cash	—	3,711	—	—	—	3,711
Receivables	—	(2,435)	4	226	—	(2,205)
Income tax refund receivable	—	107,401	—	—	—	107,401
Real estate inventories-owned	—	(63,655)	—	(2,662)	—	(66,317)
Other assets	—	15,837	61	—	—	15,898
Accounts payable	—	(2,693)	(15)	(1,434)	—	(4,142)
Accrued expenses	—	(3,379)	(181)	(12)	—	(3,572)

Net cash provided by (used in) operating activities	—	27,863	(1,245)	(2,499)	—	24,119

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investment in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable, net	—	7,087	—	—	—	7,087
Principal payments on notes payable, net	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest (distributions) contributions, net	—	—	—	2,633	—	2,633
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—
Advances to affiliates	—	—	(19)	(744)	763	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of year	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of year	$—	$69,499	$131	$1,656	$—	$71,286

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(20,525)	$(19,204)	$(6,592)	$(348)	$25,716	$(20,953)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	2,266	947	—	—	3,213
Impairment loss on real estate assets	—	45,269	—	—	—	45,269
Equity in loss of unconsolidated joint ventures	—	420	—	—	—	420
Equity in loss of subsidiaries	20,525	4,780	411	—	(25,716)	—
Gain on retirement of debt	—	(78,144)	—	—	—	(78,144)
Loss on sale of fixed asset	—	—	3,009	—	—	3,009
Benefit from income taxes	—	(101,908)	—	—	—	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	—	727	—	—	—	727
Receivables	—	482	13,483	5,914	—	19,879
Income tax refund receivable	—	41,615	—	—	—	41,615
Real estate inventories-owned	—	121,941	—	8,495	—	130,436
Other assets	—	(8,680)	1,022	—	—	(7,658)
Accounts payable	—	(164)	(252)	(4,869)	—	(5,285)
Accrued expenses	—	(16,811)	(863)	(19)	—	(17,693)

Net cash (used in) provided by operating activities	—	(7,411)	11,165	9,173	—	12,927

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	840	—	—	—	840
Net proceeds from sale of fixed asset	—	—	2,063	—	—	2,063
Purchases of property and equipment	—	94	(117)	—	—	(23)
Investment in subsidiaries	—	(1,081)	(411)	—	1,492	—

Net cash (used in) provided by investing activities	—	(341)	1,535	—	1,492	2,686

Financing activities
Proceeds from borrowings on notes payable, net	—	102,115	11,352	—	—	113,467
Principal payments on notes payable, net	—	(170,097)	(17,621)	—	—	(187,718)
Net cash paid for repurchase of Senior Notes	—	(76,991)	—	—	—	(76,991)
Proceeds from Senior Secured Term Loan	—	193,904	—	—	—	193,904
Noncontrolling interest (distributions) contributions, net	—	—	—	(7,705)	—	(7,705)
Intercompany receivables/payables	—	14,783	(9,116)	(294)	(5,373)	—
Advances to affiliates	—	—	(102)	(3,779)	3,881	—

Net cash provided by (used in) financing activities	—	63,714	(15,487)	(11,778)	(1,492)	34,957

Net increase (decrease) in cash and cash equivalents	—	55,962	(2,787)	(2,605)	—	50,570
Cash and cash equivalents at beginning of year	—	59,285	2,898	4,834	—	67,017

Cash and cash equivalents at end of year	$—	$115,247	$111	$2,229	$—	$117,587

DIP Credit Agreement

Effective as of December 19, 2011, California Lyon entered into that certain Debtor-In-Possession (DIP) Credit Agreement which provided the Company with a debtor-in-possession facility during the Chapter 11 cases. The DIP loan was for a maximum of $30.0 million, and had a stated interest rate of 10.25%. As of December 31, 2011, there were no outstanding amounts under the DIP agreement. In January 2012, the Company borrowed $5.0 million under the facility, which was repaid in full upon confirmation of the Plan.

Construction Notes Payable

As of December 31, 2011, the Company had three construction notes payable with outstanding principal totaling $71.0 million. The first note matured July 1, 2011 and bears interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. The outstanding principal balance of the note was $9.0 million as of December 31, 2011. Interest is calculated on the average daily balance and is paid following the end of each month. While the Company was previously required to maintain minimum tangible net worth of $90.0 million under this note, the Company and the lender have amended the note to eliminate the tangible net worth covenant in exchange for a principal payment of $2.0 million, which was made in April 2011. During the second quarter, the Company negotiated with the lender to extend the maturity of the loan to July 2012 in exchange for a principal payment of $2.0 million, which was paid on July 1, 2011. Additionally, the Company made a principal payment of $0.9 Million in September 2011, which decreased the interest rate floor to 6.0%. During the fourth quarter, the Company negotiated with the lender to extend the maturity of the loan to July 2013 and to decrease the interest rate floor to 5.5%.

The second construction note had a remaining balance at December 31, 2011 of $7.0 million, which will mature in May 2015. The loan bears interest payable monthly at a fixed rate of 12.5%, with quarterly principal payments of $500,000. The interest rate decreases to 10.0% when the principal balance is reduced to $7.5 million.

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. In May 2012, the Company sold the parcel of land and repaid the note in full.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided, which is included in notes payable in the accompanying consolidated balance sheet. The seller financing note is due at various dates through 2012 and bears interest at 7.0%. Interest is calculated on the principal balance outstanding and is accrued and paid to the seller at the time each residential unit is closed. In addition, the Company makes an annual interest payment on the outstanding principal balance related to any remaining residential units.

Prime Interest Rates

The prime interest rates at December 31, 2011, 2010 and 2009 were 3.25%, 3.25% and 3.25%, respectively. The weighted-average prime interest rates for each of the three years ended December 31, 2011, 2010 and 2009 were 3.25%, 3.25% and 3.25%, respectively.

Fair Value of Financial Instruments	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value of Financial Instruments

Note 11—Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820 Fair Value Measurements and Disclosure, the Company is required to disclose the estimated fair value of financial instruments. As of September 30, 2012 and December 31, 2011, the Company used the following assumptions to estimate the fair value of each type of financial instrument for which it is practicable to estimate:

•	Cash and Cash Equivalents—The carrying amount is a reasonable estimate of fair value. The Company’s cash balances primarily consist of short-term liquid investments and demand deposits;

•

Notes Payable—The fair values for these notes payable is based on expected future cash flows using the contracted terms of the notes payable, discounted using current market forward rates. Market rates are determined using comparable rates from similar lending institutions for similar note structures and collateral;

•

Senior Secured Term Loan—The fair values for the Senior Secured term loan is based on expected future cash flows using the contracted terms of the debt, discounted using current market forward rates. Market rates are determined using comparable rates from similar lending institutions for similar note structures, including collateral and first lien security position. As of December 31, 2011, these basic factors were supplemented by the renegotiation of the principal amount of the loan to determine fair value. Since the joint plan of reorganization was filed on December 19, 2011, the renegotiated amount of $235.0 million is a reasonable fair value as of December 31, 2011; and

•

Senior Subordinated Secured Note—The fair values for the Senior Subordinated Secured Note is based on expected future cash flows using the contracted terms of the debt, which includes an interest rate of 12% (8% in cash and 4% paid in kind), and a maturity of February 24, 2017. The cash flows were discounted using a current market rate of 9.125%, which was determined using comparable rates from recently issued notes with similar note structures, including collateral and second lien security position.

The estimated fair values of financial instruments are as follows (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$74,445	$74,445	$20,061	$20,061
Financial liabilities:
Notes payable	$10,961	$13,129	$74,009	$74,009
Senior Secured Term Loan due 2015	$235,000	$243,600	$206,000	$235,000
Senior Subordinated Secured Note due 2017	$75,916	$98,200	$—	$—
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

FASB ASC Topic 820 establishes a framework for measuring fair value, expands disclosures regarding fair value measurements and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 requires the Company to maximize the use of observable market inputs, minimize the use of unobservable market inputs and disclose in the form of an outlined hierarchy the details of such fair value measurements. The Company used Level 3 to measure the fair value of all of its financial liabilities listed above. FASB ASC Topic 820 specifies a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. The three levels of the hierarchy are as follows:

•	Level 1—quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3—valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

(in thousands)	Notes Payable	Senior Secured Term Loan	Senior Subordinated Secured Note	7 5/8% Senior Notes (1)	10 3/4% Senior Notes (1)	7 1/2% Senior Notes (1)
Fair Value at December 31, 2011	$74,009	$235,000	$—	$20,469	$40,614	$21,742
Change in balance related to plan of reorganization	—	—	75,000	(20,469)	(40,614)	(21,742)
Repayments of principal (2)	(59,875)	—	—	—	—	—
Increase in value during the period	1,005	8,600	23,200	—	—	—

Fair Value at September 30, 2012	13,129	$243,600	$98,200	$—	$—	$—

(1) - Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.

(2) - Represents the actual amount of principal repaid on the notes payable.

Note 8—Fair Value of Financial Instruments

In accordance with FASB ASC Topic 820 Fair Value Measurements and Disclosure, the Company is required to disclose the estimated fair value of financial instruments. As of December 31, 2011, the Company used the following assumptions to estimate the fair value of each type of financial instrument for which it is practicable to estimate:

•	Cash and Cash Equivalents—The carrying amount is a reasonable estimate of fair value. The Company’s cash balances primarily consist of short-term liquid investments and demand deposits.

•

Construction Notes Payable—The carrying amount is a reasonable estimate of fair value of the notes payable either because the maturities occur within one year , or were recently negotiated prior to the joint plan of reorganization filed on December 19, 2011, and approximate current rates, or were estimated based on expected future cash flows using the contracted terms of the notes payable, discounted using market forward rates, and the results were not materially different from the carrying amount.

•	Seller Financing—The carrying amount is a reasonable estimate of fair value because the note has a short term maturity. The note was repaid in full in March 2012.

•

Senior Secured Term Loan—The face amount of the term loan as of December 31, 2011 is $206.0 million. However, the renegotiated principal amount of the loan in accordance with the joint plan of reorganization is $235.0 million. Since the joint plan of reorganization was filed on December 19, 2011, the renegotiated amount of the term loan is a reasonable fair value as of December 31, 2011.

•	Senior Notes Payable—The Senior Notes are traded over the counter and their fair values were based upon quotes from industry sources, as of December 31, 2011.

The estimated fair values of financial instruments are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$20,061	$20,061	$71,286	$71,286
Financial liabilities:
Construction notes payable	$70,999	$70,999	$22,899	$22,899
Seller financing	$3,010	$3,010	$7,642	$7,642
Senior Secured Term Loan due 2014	$206,000	$235,000	$206,000	$230,800
7 5/8% Senior Notes due 2012	$66,704	$20,469	$66,704	$56,785
10 3/4% Senior Notes due 2013	$138,912	$40,614	$138,619	$119,933
7 1/2% Senior Notes due 2014	$77,867	$21,742	$77,867	$56,049

Effective January 1, 2008, the Company implemented the requirements of FASB ASC Topic 820 for the Company’s financial assets and liabilities. FASB ASC Topic 820 establishes a framework for measuring fair value, expands disclosures regarding fair value measurements and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. FASB ASC Topic 820 requires the Company to maximize the use of observable market inputs, minimize the use of unobservable market inputs and disclose in the form of an outlined hierarchy the details of such fair value measurements. FASB ASC Topic 820 specifies a hierarchy of valuation techniques based on whether the inputs to a fair value measurement are considered to be observable or unobservable in a marketplace. The three levels of the hierarchy are as follows:

•	Level 1—quoted prices for identical assets or liabilities in active markets;

•

Level 2—quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in markets that are not active; and model-derived valuations in which significant inputs and significant value drivers are observable in active markets; and

•	Level 3—valuations derived from valuation techniques in which one or more significant inputs or significant value drivers are unobservable.

Non-financial Instruments

The Company adopted FASB ASC Topic 820 in 2008, however, disclosure of certain non-financial portions of the statement were deferred until the 2009 reporting period. These non-financial homebuilding assets are those assets for which the Company recorded valuation adjustments during 2011 on a nonrecurring basis. See Note 6, “Real Estate Inventories” for further discussion of the valuation of real estate inventories.

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2010:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2010(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$122,270	$80,197
Inventory held for future development (3)	Level 3	$48,445	$31,663

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2010.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $202.5 million was written down to its fair value of $122.3 million, resulting in total impairments of $80.2 million for the year ended December 31, 2010.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $80.1 million was written down to its fair value of $48.4 million, resulting in total impairments of $31.7 million for the year ended December 31, 2010.

Fair values determined to be Level 3 include the use of internal assumptions, estimates and financial forecasts. Valuations of these items are therefore sensitive to the assumptions used. Fair values represent the Company’s best estimates as of the measurement date, based on conditions existing and information available at the date of issuance of the consolidated financial statements. Subsequent changes in conditions or information available may change assumptions and estimates, as outlined in more detail within “Management’s Discussion and Analysis of Financial Condition and Results of Operations.” Fair values determined using Level 3 inputs, were primarily based on the estimated future cash flows discounted for inherent risk associated with each asset. These discounted cash flows are impacted by: the risk-free rate of return; expected risk premium based on estimated land development; construction and delivery timelines; market risk from potential future price erosion; cost uncertainty due to development or construction cost increases; and other risks specific to the asset or conditions in the market in which the asset is located at the time the assessment is made.

In addition, for the year ended December 31, 2011, the Company engaged a third-party valuation advisor to assess values of market comparables on land held for future development. These factors are specific to each community and may vary among communities.

Equity	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Equity

Note 16—Equity

Common Stock

As of September 30, 2012, we had 102,368,169 shares of common stock outstanding. In conjunction with the Plan as discussed in Notes 2, 3 and 4, the Company issued the following shares of common stock: (i) 44,793,255 shares of Class A, $0.01 par value per share, in exchange for old senior notes claims, as described above, (ii) 31,464,548 shares of Class B, $0.01 par value per share, in exchange for aggregate consideration of $25 million, and a warrant to purchase 15,737,294 shares of Class B Common Stock, at $2.07 per share, (iii) 12,966,366 shares of Class C, $0.01 par value per share, in exchange for cash consideration of $10.0 million, and (iv) the issuance of an additional 3,144,000 shares of Class C Common Stock to Luxor Capital Group LP as a transaction fee in consideration for providing the backstop commitment of the offering of Class C shares and shares of Convertible Preferred Stock in connection with the Plan.

On June 28, 2012, the Company consummated the purchase of certain real property (comprising of approximately 165 acres) in San Diego County, California; San Bernardino County, California; Maricopa County, Arizona; and Clark County, Nevada, representing seven separate residential for sale developments, comprising of over 1,000 lots. The aggregate purchase price of the property was $21,500,000. The Company paid $11,000,000 cash, and issued 10,000,000 shares of Class A Common Stock, to investment vehicles managed by affiliates of Colony Capital, LLC as consideration for the property.

Upon the occurrence of the Conversion Date, each share of Class C Common Stock will automatically convert into one share of Class A Common Stock, and each share of Class B Common Stock will automatically convert into one share of Class A Common Stock, if a majority of the shares of Class B Common Stock then outstanding vote in favor of such conversion. If, at any time (whether before, on or after the Conversion Date), any share of Class B Common Stock is not owned, beneficially or of record, by either General William Lyon or William H. Lyon, their sibling, spouses and lineal descendants, any entities wholly owned by one or more of the foregoing persons, or any trusts or other estate planning vehicles for the benefit of any of the foregoing, then such share of Class B Common Stock will automatically convert into one share of Class A Common Stock.

All of our outstanding shares of common stock have been validly issued and fully paid and are non-assessable. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of preferred stock. Holders of our common stock have no preference, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of our securities.

In conjunction with the adoption of fresh start accounting, the Company allocated the fair market value of the common stock of $44.1 million as of February 24, 2012. See Note 17, Subsequent Events, for further discussion on additional Class A Common Stock issued in October 2012.

Warrants

The holders of Class B Common Stock hold warrants to purchase 15,737,294 shares of Class B Common Stock at an exercise price of $2.07 per share. The expiration date of the Class B Warrants is February 24, 2017. The Warrants were assigned a value of $1.0 million in conjunction with the adoption of fresh start accounting and are recorded in additional paid-in capital.

Note 9—Stockholders’ Equity

The Company’s equity consisted solely of 1,000 shares of common stock outstanding as of December 31, 2011. On May 18, 2006, General William Lyon purchased all of the outstanding shares of the common stock of the Company not already owned by him for $109.00 net per share in cash.

Upon confirmation of the Plan as described in Note 2, the Company issued the following shares, and cancelled the 1,000 shares outstanding prior to the confirmation:

•	44,793,255 shares of Class A Common Stock

•	31,464,548 shares of Class B Common Stock

•	16,110,366 shares of Class C Common Stock

•	64,831,831 shares of Convertible Preferred Stock

Incentive Compensation Plans

In 2009, the Compensation Committee did not establish a bonus plan at the beginning of the year, due to the state of the economy and the industry. Management believed it was in the best interests of the Company to wait until the end of 2009 to determine bonus awards based on the Company’s operating results and cash position, as well as individual employee performance. The Compensation Committee approved bonuses to employees and named executive officers on a subjective basis based on the recommendations of the CEO and COO.

In 2010, the Compensation Committee established a bonus plan at the recommendation of the CEO and COO to improve the likelihood of employee retention. The plan established a maximum bonus for the CEO and COO equal to the greater of 50% of salary or 3% of pre-tax, pre-bonus income, with a target bonus of 0% of salary. The plan established a maximum bonus for the EVP equal to 300% of salary, with a target bonus of 100% of salary, and for the VP—CFO, a maximum bonus equal to 250% of salary, with a target bonus of 85% of salary, and for the regional and divisional presidents a maximum bonus equal to 300% of salary, with a target bonus of 150% of salary. The intent of this plan was to allow annual adjustment of the target bonus within the parameters established by the plan based on the expected performance of the Company, changes in the homebuilding market and trends in industry compensation.

Also in 2010, the Compensation Committee approved a project completion bonus program, as discussed below, which replaced the Company’s policy of awarding bonuses based on divisional or Company-wide pre-tax, pre-bonus income, and awards bonuses based on the net profit of a project, from inception to the close out of the final unit. The CEO and COO are the only executive officers whose bonus is directly tied to the performance of the Company.

Project Completion Bonus Plan

Effective May 4, 2010, the Company adopted its Project Completion Bonus Plan (the “Plan”). Under the Plan, with respect to any project, subject to the terms of the Plan and subject to the participant remaining in continuous service with the Company throughout the applicable project, a participant will be entitled to receive a bonus (in addition to any other bonus which such participant may receive) equal to the applicable percentage of the net profits (as defined in the Plan) from the applicable project, generally as follows:

PARTICIPANT	APPLICABLE PERCENTAGE	APPLICABLE PROJECTS
Executive Vice President	0.875%	All Projects
Chief Financial Officer	0.5%	All Projects
Senior Vice President of Finance	0.5%	All Projects
Division/Region President	1.25%	Projects in President’s division
Division/Region President	0.25%	Projects in all other divisions
Senior Vice President of Operations	0.75%	Projects in Senior Vice President’s division
Senior Vice President of Operations	0.125%	Projects in all other divisions

The purpose of the Plan is to align the interests of key executives with the interests of the Company’s shareholders. The Company believes this can be accomplished by encouraging key executives of the Company to remain in the service of the Company while working diligently to complete the Company’s projects through the sale, to unrelated parties in the ordinary course of business, of all of the parcels of real property in such projects. Accordingly, under this Plan, each participant who remains in the service of the Company through the completion of certain projects, and who meets the requirements for payment, will receive a bonus measured by the net profits of the projects.

Provided that a participant remains in the continuous service of the Company from the date of the commencement of an applicable project through the date of the completion of the applicable project and thereafter until the date of payment, the participant shall receive a bonus equal to the applicable percentage of the net profits from the project. If the participant is not in continuous service from the commencement of the applicable project through the date of the completion of the applicable project, and until the date on which the bonus with respect to such applicable project is paid, the participant’s entitlement to receive the bonus shall be forfeited.

Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Income Taxes

Note 13—Income Taxes

Income taxes are accounted for under the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes, which are now codified as FASB ASC Topic 740, Income Taxes. Income taxes are accounted for using an asset and liability approach. Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss and tax credit carryforwards measured by applying currently enacted tax laws. A valuation allowance is provided to reduce net deferred tax assets to an amount that it more likely than not to be realized. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. In addition, the Company has elected to recognize interest and penalties related to uncertain tax positions in the income tax provision.

Since inception, the Company has operated solely within the United States.

On December 19, 2011, Parent and certain of its subsidiaries filed voluntary petitions under Chapter 11 of Title 11 of the United States Code, as amended, in the U.S. Bankruptcy Court for the District of Delaware to seek approval of the Prepackaged Joint Plan of Reorganization (the “Plan”). On February 10, 2012, the Bankruptcy Court confirmed the Plan. On February 25, 2012, Parent and certain of its subsidiaries consummated the principal transactions contemplated by the Plan and emerged from the bankruptcy proceeding.

The plan resulted in the issuance of 44,793,255 shares of Parent’s new Class A Common Stock, $0.01 par value per share and a $75 million principal amount 12% Senior Subordinated Secured Note due 2017, issued by California Lyon, in exchange for the claims held by the holders of the formerly outstanding notes of California Lyon. Pursuant to various provisions contained in IRC Section 108(e), these transactions resulted in Cancellation of Debt (COD) income for income tax purposes of approximately $200 million. IRC Section 108(a)(1)(A) provides that COD income is excluded from gross income when the discharge occurs in a Title 11 case under the jurisdiction of the bankruptcy court. However, pursuant to IRC Section 108(b)(1), if COD income is excluded due to the application of the bankruptcy exception, the amount of excluded COD income must generally be applied to reduce certain tax attributes of the debtor. In general, such attributes would normally be reduced in the following order: (1) net operating losses (current and carryforward); (2) general business tax credits; (3) minimum tax credits; (4) capital loss carryovers; (5) tax basis of the taxpayer’s assets; (6) passive activity losses & credit carryovers; and (7) foreign tax credit carryovers. Under IRC Section 108(b)(4)(a), the tax attribute reduction generally occurs after determining the taxpayer’s income tax liability for the year of the debt discharge. The Company believes that the consolidated NOLs of California Lyon will be the only tax attribute of the consolidated group which will be reduced in connection with the exclusion of the COD income. The Company also believes that the NOLs of California Lyon will fully absorb the COD income.

In connection with the Company’s emergence from the Chapter 11 bankruptcy proceedings, it experienced an “ownership change” as defined in Section 382 of the Internal Revenue Code as of February 25, 2012. Section 382 of the Internal Revenue Code contains rules that limit the ability of a company that undergoes an “ownership change” to utilize its net operating loss carryforwards and certain built-in losses or deductions recognized during the five-year period after the ownership change. The Company is able to retain a portion of its U.S. federal and state net operating loss and tax credit carryforwards, or the “Tax Attributes”, in connection with the ownership change. However, Internal Revenue Code, or the IRC, Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its Tax Attributes against future U.S. taxable income in the event of a change in ownership. In the Company’s situation, the limitation under the IRC will generally be based on the value of its equity (for purposes of the applicable tax rules) on or immediately following the time of emergence. The Company’s annual Section 382 limitation is approximately $4.0 million. As a result, the Company’s future U.S. taxable income may not be fully offset by the tax attributes if such income exceeds its annual limitation, and the Company may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of the IRC could further diminish the Company’s ability to utilize Tax Attributes.

At September 30, 2012, the Company had federal and state net operating loss (NOL) carryforwards of approximately $203 million and approximately $466 million, respectively. Federal net operating loss carryforwards begin to expire in 2028; state net operating loss carry forwards begin to expire in 2013. These NOL carryforwards will be subject to reduction by the excluded COD income of approximately $200 million. As of September 30, 2012, the Company had unused recognized built-in losses (“RBIL) of approximately $20 million, subject to the annual Section 382 limitation amount of approximately $4 million and carryforward limitation rules similar to the Company’s NOL carryforwards. The Company’s remaining net unrealized built-in loss (“NUBIL”) totals approximately $227 million that, if recognized before February 24, 2017, would also be subject to the annual Section 382 limitation amount of approximately $4 million. The remaining NUBIL was computed by subtracting out the initial total NUBIL for the assets which were sold at a loss during the recognition period from the initial total cumulative NUBIL on the ownership change date. In addition, the Company has alternative minimum tax credit carryforwards of approximately $3 million which do not expire.

During the three and nine months ended September 30, 2012, the Company recorded no income tax expense, leading to an effective tax rate of 0% for each of those periods. The primary driver of the effective tax rate was the valuation allowance, discussed in detail below. Other tax related expenses of $11,000 for the three months ended September 30, 2012 relates to the minimum state tax in California and is recorded in provision for income taxes on the condensed consolidated statements of operations.

In assessing the benefits of the deferred tax assets, management considers whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers taxable income in carry back years, the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. As of September 30, 2012, due to uncertainties surrounding the realization of the cumulative federal and state deferred tax assets, the Company has a full valuation allowance against the deferred tax assets. The valuation allowance as of September 30, 2012 and December 31, 2011, is $222.4 million and $202.3 million, respectively.

Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”) which is now codified as FASB ASC Topic 740, Income Taxes. FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. The Company records interest and penalties related to uncertain tax positions as a component of the provision for income taxes. At December 31, 2011 and September 30, 2012, the Company has no unrecognized tax benefits.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is subject to U.S. federal income tax examination for calendar tax years ending 2008 through 2011. The Company is subject to various state income tax examinations for calendar tax years ending 2007 through 2011.

Note 10—Income Taxes

Income taxes are accounted for under the provisions of Financial Accounting Standards Board Statement of Financial Accounting Standards No. 109, Accounting for Income Taxes, which are now codified as FASB ASC Topic 740, Income Taxes. Income taxes are accounted for using an asset and liability approach. Deferred income taxes reflect the net effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes, and operating loss and tax credit carryforwards measured by applying currently enacted tax laws. A valuation allowance is provided to reduce net deferred tax assets to an amount that is more likely than not to be realized. ASC 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. In addition, the Company has elected to recognize interest and penalties related to uncertain tax positions in the income tax provision.

Since inception, the Company has operated solely within the United States.

On December 19, 2011, the Parent and certain of its subsidiaries filed voluntary petitions under Chapter 11 of Title 11 of the United States Code in the U.S. Bankruptcy Court for the District of Delaware. On February 25, 2012, the group of companies emerged from the Chapter 11 bankruptcy proceedings.

The following summarizes the benefit (provision) for income taxes (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current
Interest on uncertain tax positions	$—	$75	$108
Federal	—	347	101,810
State	(10)	(10)	(10)

	$(10)	$412	$101,908

Income taxes differ from the amounts computed by applying the applicable federal statutory rates due to the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Benefit for federal income taxes at the statutory rate	$67,662	$48,019	$42,852
Provision for state income taxes, net of federal income tax benefits	(6)	(6)	(6)
Valuation allowance	(66,265)	(47,949)	60,015
Nondeductible items-reorganization costs	(1,379)	—	—
Nondeductible items-other	(22)	—	—
Other	—	348	(953)

	$(10)	$412	$101,908

Temporary differences giving rise to deferred income taxes consist of the following (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Reserves deducted for financial reporting purposes not allowable for tax purpose	$102,216	$52,539
Compensation deductible for tax purposes when paid	970	586
State income tax provisions deductible when paid for federal tax purposes	3	3
Effect of book/tax differences for joint ventures	1,563	2,046
Effect of book/tax differences for capped interest/G&A	891	—
Other	318	320
AMT credit carryover	2,698	2,698
Net operating loss	99,586	76,374
Valuation allowance	(202,322)	(125,773)

	5,923	8,793
Deferred tax liabilities
Effect of book/tax differences for joint ventures	(5,923)	(6,027)
Effect of book/tax differences for capped interest/G&A	—	(2,766)

	(5,923)	(8,793)

	$—	$—

At December 31, 2011, the Company had gross federal and state net operating loss carryforwards totaling approximately $177.3 million and $440.4 million, respectively. Federal net operating loss carryforwards begin to expire in 2028 and state net operating loss carryforwards begin to expire in 2013. In addition, as of December 31, 2010, the Company had unused built-in losses of $7.9 million which expired in 2011.

In connection with the Company’s emergence from the Chapter 11 bankruptcy proceedings, the Company experienced an “ownership change” as defined in Section 382 of the Internal Revenue Code, or the IRC, as of February 25, 2012. Section 382 of the IRC contains rules that limit the ability of a company that undergoes an “ownership change” to utilize its net operating loss carryforwards and certain built-in losses or deductions recognized during the five-year period after the ownership change. The Company is able to retain a portion of its U.S. federal and state net operating loss and tax credit carryforwards, or the Tax Attributes, in connection with the ownership change. However the IRC, Sections 382 and 383 provide an annual limitation with respect to the ability of a corporation to utilize its Tax Attributes against future U.S. taxable income in the event of a change in ownership. In the Company’s situation, the limitation under the IRC will generally be based on the value of the equity (for purposes of the applicable tax rules) on or immediately following the time of emergence. As a result, the Company’s future U.S. taxable income may not be fully offset by the Tax Attributes if such income exceeds the Company’s annual limitation, and the Company may incur a tax liability with respect to such income. In addition, subsequent changes in ownership for purposes of the IRC could further diminish the Company’s ability to utilize Tax Attributes.

In assessing the benefits of the deferred tax assets, management considers whether it is “more likely than not” that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers taxable income in carry back years, the scheduled reversal of deferred tax liabilities, tax planning strategies and projected future taxable income in making this assessment. As of December 31, 2011, due to uncertainties surrounding the realization of the cumulative federal and state deferred tax assets, the Company has a full valuation allowance against the deferred tax assets. The valuation allowances for the years ending December 31, 2011, 2010 and 2009 were $202.3 million, $125.8 million and $71.2 million, respectively.

On November 6, 2009, an expanded carry back election was signed into law as part of the Worker, Homeownership, and Business Assistance Act of 2009. As a result of this legislation, the Company elected to carry back for five years the taxable losses generated in 2009. As of December 31, 2009, the Company recorded an income tax refund receivable and the related income tax benefit of $101.8 million. The Company received the tax refund during the first quarter of 2010.

As of December 31, 2010, the Company received an additional refund related to the 2009 loss carry back of $347,000 and recorded the related income tax benefit as of December 31, 2010.

Effective January 1, 2007, the Company adopted the provisions of FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes—an interpretation of FASB Statement No. 109” (“FIN 48”) which is now codified as FASB ASC Topic 740, Income Taxes. FASB ASC Topic 740 prescribes a recognition threshold and a measurement attribute for the financial statement recognition and measurement of tax positions taken or expected to be taken in a tax return. For those benefits to be recognized, a tax position must be considered “more-likely-than-not” to be sustained upon examination by taxing authorities. The Company has taken positions in certain taxing jurisdictions for which it is more likely than not that previously unrecognized tax benefits will be recognized. The Company records interest and penalties related to uncertain tax positions as a component of the provision for income taxes. At January 1, 2008, and for the years ended December 31, 2008 through December 31, 2011, the Company has no unrecognized tax benefits.

In compliance with the Company’s election to recognize interest income (expense) and penalties related to uncertain tax positions in the income tax provision, $75,000 and $108,000 of interest income related to the income tax refund receivable, recorded under the provisions of FASB ASC 740, is included in the benefit from income taxes for the twelve months ended December 31, 2010 and December 31, 2009, respectively.

The Company and its subsidiaries file income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is subject to U.S. federal income tax examination for calendar tax years ending 2008 through 2011. The Company is subject to various state income tax examinations for calendar tax years ending 2007 through 2011.

Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Related Party Transactions

Note 12—Related Party Transactions

For the three months ended September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through September 30, 2012, the Company incurred reimbursable on-site labor costs of $77,000, $27,000 and $254,000, respectively, and for the three and nine months ended September 30, 2011, the Company incurred reimbursable on-site labor costs of $174,000 and $265,000, respectively, for providing customer service to real estate projects developed by entities controlled by William Lyon and William H. Lyon. At September 30, 2012 and December 31, 2011, $62,000 and $30,000, respectively, was due to the Company for reimbursable on-site labor costs.

Effective April 1, 2011 upon approval by the Company’s board of directors at that time, the Company and an entity controlled by General William Lyon and William H. Lyon entered into a Human Resources and Payroll Services contract to provide that the affiliate will pay the Company a base monthly fee of $21,335 and a variable monthly fee equal to $23 multiplied by the number of active employees employed by such entity (which will initially result in a variable monthly fee of approximately $8,000). The amended contract also provides that the Company will be reimbursed by such affiliate for a pro rata share of any bonuses paid to the Company’s Human Resources staff (other than any bonus paid to the Vice President of Human Resources). The Company believes that the compensation being paid to it for the services provided to the affiliate is at a market rate of compensation, and that as a result of the fees that are paid to the Company under this contract, the overall cost to the Company of its Human Resources department will be reduced. The Company earned fees of $59,000, $52,000 and $179,000, respectively, during the three months ended September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through September 30, 2012, respectively, and fees of $89,000 and $272,000, respectively, during the three and nine months ended September 30, 2011, related to this agreement. This contract expired on August 31, 2012 and was not renewed. Any future services provided to the affiliate will be on an as needed basis and will be paid for based on an hourly rate.

On September 3, 2009, Presley CMR, Inc., a California corporation (“Presley CMR”) and wholly owned subsidiary of California Lyon, entered into an Aircraft Purchase and Sale Agreement (“PSA”) with an affiliate of General William Lyon to sell an aircraft. The PSA provided for an aggregate purchase price for the Aircraft of $8.3 million, (which value was the appraised fair market value of the Aircraft), which consisted of: (i) cash in the amount of $2.1 million to be paid at closing and (ii) a promissory note from the affiliate in the amount of $6.2 million. The note is secured by the Aircraft. As part of the Company’s fresh start accounting, the note was adjusted to its fair value of $5.2 million. The discount on the fresh start adjustment is amortized over the remaining life of the note. The note requires semiannual interest payments to California Lyon of approximately $132,000. The note is due in September 2016.

For the three months ended September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through September 30, 2012, the Company incurred charges of $197,000, $118,000 and $472,000, respectively, and for the three and nine months ended September 30, 2011, the Company incurred charges of $197,000 and $590,000, respectively, related to rent on its corporate office, from a trust of which William H. Lyon is the sole beneficiary. The current lease expires in March 2013 and the Company has decided to relocate its corporate office upon expiration of the lease. The Company has entered into a lease for the new location with an unrelated third party.

Note 11—Related Party Transactions

On December 27, 2007, the Company sold certain land in San Diego County, California for $12.0 million in cash to a limited liability company owned indirectly by Frank T. Suryan, Jr. as Trustee for the Suryan Family Trust. Mr. Suryan is Chairman and Chief Executive Officer of Lyon Capital Ventures, a company wholly owned by Frank T. Suryan, Jr., General William Lyon, Chairman and Chief Executive Officer of the Company, and a trust whose sole beneficiary is William H. Lyon, President and Chief Operating Officer of the Company. The Company received a report from a third-party valuation and financial advisory services firm as to the reasonableness of the sales price in the transaction. Further, the transaction was unanimously approved by all independent members of the Board of Directors. Prior to the sale, the net book value of this land (as reflected on the Company’s financial statements) was approximately $18.7 million resulting in a loss on the transaction of $6.7 million. In October 2008, in a separately negotiated transaction from the sale of the land to the Company owned indirectly by the Suryan Family Trust (the “Owner”), the Company was contracted by and for the Owner to build apartment units for a contract price of $13.5 million, which includes the Company’s contractor fee of $0.5 million. As described in Note 1—Construction Services, the company accounts for this transaction based on the percentage of completion method, and recorded construction services revenue of $12.6 million and construction services costs of $11.6 million during the year ended December 31, 2009.

For the years ended December 31, 2011, 2010 and 2009, the Company incurred reimbursable on-site labor costs of $318,000, $217,000 and $197,000, respectively, for providing customer service to real estate projects developed by entities controlled by General William Lyon and William H. Lyon, of which $24,000 and $38,000 was due to the Company at December 31, 2011 and 2010, respectively. The Company earned fees of $130,000, $24,000 and $36,000, respectively, for tax and accounting services performed for entities controlled by General William Lyon and William H. Lyon during the years ended December 31, 2011, 2010 and 2009.

The Company earned fees of $362,000, $426,000 and $123,000 during the years ended December 31, 2011, 2010 and 2009, respectively, related to a Human Resources and Payroll Services contract between the Company and an entity controlled by General William Lyon and William H. Lyon. Effective April 1, 2011, the Company and this entity amended the Human Resources and Payroll Services contract to provide that the affiliate will now pay to the Company a base monthly fee of $21,335 and a variable monthly fee equal to $23 multiplied by the number of active employees employed by such entity (which will initially result in a variable monthly fee of approximately $8,000). The amended contract also provides that the Company will be reimbursed by such affiliate for a pro rata share of any bonuses paid to the Company’s Human Resources staff (other than any bonus paid to the Vice President of Human Resources). The Company believes that the compensation being paid to it for the services provided to the affiliate is at a market rate of compensation, and that as a result of the fees that are paid to the Company under this contract, the overall cost to the Company of its Human Resources department will be reduced.

In each of the three years ended December 31, 2011, 2010 and 2009, the Company incurred charges of $0.8 million related to rent on the Company’s corporate office, from a trust of which William H. Lyon is the sole beneficiary.

Effective September 1, 2004, the Company entered into an aircraft consulting and management agreement with an affiliate (the “Affiliate”) of General William Lyon to operate and manage the Company’s aircraft. The terms of the agreement provide that the Affiliate shall consult and render its advice and management services to the Company with respect to all functions necessary to the operation, maintenance and administration of the aircraft. The Company’s business plan for the aircraft includes (i) use by Company executives for traveling on Company business to the Company’s divisional offices and other destinations, (ii) charter service to outside third parties and (iii) charter service to General William Lyon personally. Charter services for outside third parties are contracted for at market rates. As compensation to the Affiliate for its management and consulting services under the agreement, the Company pays the Affiliate a fee equal to (i) the amount equal to 107% of compensation paid by the Affiliate for the pilots supplied pursuant to the agreement, (ii) $50 per operating hour for the aircraft and (iii) $9,000 per month for hangar rent. In addition, all maintenance work, inspections and repairs performed by the Affiliate on the aircraft are charged to the Company at the Affiliate’s published rates for maintenance, inspection and repairs in effect at the time such work is completed. The total expenses incurred by the Company and paid to the Affiliate under the agreement amounted to $0.8 million during the year ended December 31, 2009.

Effective July 1, 2006, General William Lyon entered into a time sharing agreement (“the Agreement”) with the Company pertaining to his personal use of the aircraft. The agreement calls for General William Lyon to reimburse the company for all costs incurred by the Company during his personal flights plus a surcharge on fuel consumption of two times the cost. Pursuant to the Agreement, the Company earned revenue of $53,000 for charter services provided to General William Lyon personally, for the year ended December 31, 2009.

On September 3, 2009, Presley CMR, Inc., a California corporation (“Presley CMR”) and wholly owned subsidiary of California Lyon, entered into an Aircraft Purchase and Sale Agreement (“PSA”) with an affiliate of General William Lyon to sell the aircraft described above. The PSA provides for an aggregate sales price for the Aircraft of $8.3 million (which value was the appraised fair market value of the Aircraft), which consists of: (i) cash in the amount of $2.1 million which was paid at closing and (ii) a promissory note from the affiliate in the amount of $6.2 million, which is included in receivables in the accompanying consolidated balance sheet. The closing of this sale occurred on September 9, 2009. The Company recorded a loss on the sale of the Aircraft totaling $3.0 million, which is included in other loss in the accompanying statement of operations for the year ended December 31, 2009.

Commitments and Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Commitments and Contingencies

Note 14—Commitments and Contingencies

The Company’s commitments and contingent liabilities include the usual obligations incurred by real estate developers in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

The Company is a defendant in various lawsuits related to its normal business activities. In the opinion of management, disposition of the various lawsuits will have no material effect on the consolidated financial statements of the Company.

In some jurisdictions in which the Company develops and constructs property, assessment district bonds are issued by municipalities to finance major infrastructure improvements. As a land owner benefited by these improvements, the Company is responsible for the assessments on its land. When properties are sold, the assessments are either prepaid or the buyers assume the responsibility for the related assessments. Assessment district bonds issued after May 21, 1992 are accounted for under the provisions of 91-10, “Accounting for Special Assessment and Tax Increment Financing Entities” issued by the Emerging Issues Task Force of the Financial Accounting Standards Board on May 21, 1992, now codified as FASB ASC Topic 970-470, Real Estate—Debt, and recorded as liabilities in the Company’s consolidated balance sheet, if the amounts are fixed and determinable.

As of September 30, 2012, the Company had $0.9 million in deposits as collateral for outstanding irrevocable standby letters of credit to guarantee the Company’s financial obligations under certain contractual arrangements in the normal course of business. The standby letters of credit were secured by cash as reflected as restricted cash on the accompanying consolidated balance sheet. The beneficiary may draw upon these letters of credit in the event of a contractual default by the Company relating to each respective obligation. These letters of credit generally have a stated term of 12 months and have varying maturities throughout 2012, at which time the Company may be required to renew to coincide with the term of the respective arrangement.

The Company also had outstanding performance and surety bonds of $61.1 million at September 30, 2012 related principally to its obligations for site improvements at various projects. The Company does not believe that draws upon these bonds, if any, will have a material effect on the Company’s financial position, results of operations or cash flows. As of September 30, 2012, the Company had $60.2 million of project commitments relating to the construction of projects.

The Company has provided unsecured environmental indemnities to certain lenders, joint venture partners and land sellers. In each case, the Company has performed due diligence on the potential environmental risks including obtaining an independent environmental review from outside environmental consultants. These indemnities obligate the Company to reimburse the guaranteed parties for damages related to environmental matters. There is no term or damage limitation on these indemnities; however, if an environmental matter arises, the Company could have recourse against other previous owners.

See Note 10 for additional information relating to the Company’s guarantee arrangements.

In addition to the land bank agreements discussed below, the Company has entered into various purchase option agreements with third parties to acquire land. The Company has made non-refundable deposits of $7.2 million. The Company is under no obligation to purchase the land, but would forfeit remaining deposits if the land were not purchased. The total purchase price under the option agreements is $106.3 million.

Land Banking Arrangements

The Company enters into purchase agreements with various land sellers. As a method of acquiring land in staged takedowns, thereby minimizing the use of funds from the Company’s available cash or other corporate financing sources and limiting the Company’s risk, the Company transfers the Company’s right in such purchase agreements to entities owned by third parties (“land banking arrangements”). These entities use equity contributions and/or incur debt to finance the acquisition and development of the land. The entities grant the Company an option to acquire lots in staged takedowns. In consideration for this option, the Company makes a non-refundable deposit of 15% to 25% of the total purchase price. The Company is under no obligation to purchase the balance of the lots, but would forfeit remaining deposits and could be subject to penalties if the lots were not purchased. The Company does not have legal title to these entities or their assets and has not guaranteed their liabilities. These land banking arrangements help the Company manage the financial and market risk associated with land holdings. FASB ASC Topic 810 requires the consolidation of the assets, liabilities and operations of the Company’s land banking arrangements that are VIEs, of which none existed at September 30, 2012.

The Company participates in one land banking arrangement, which is not a VIE in accordance with FASB ASC Topic 810, but which is consolidated in accordance with FASB ASC Topic 470, Debt. Under the provisions of FASB ASC Topic 470, the Company has determined it is economically compelled, based on certain factors, to purchase the land in the land banking arrangement. The Company has recorded the remaining purchase price of the land of $44.9 million, which is included in real estate inventories not owned and liabilities from inventories not owned in the accompanying consolidated balance sheet as of September 30, 2012, and represents the remaining net cash to be paid on the remaining land takedowns.

In 2012, the Company made additional deposits of $2.5 million. In conjunction with the deposits, the Company reduced real estate inventories not owned and liabilities from inventories not owned in the amount of $2.5 million.

Summary information with respect to the Company’s consolidated land banking arrangement is as follows as of September 30, 2012 (dollars in thousands):

Total number of land banking projects	1

Total number of lots	625

Total purchase price	$161,465

Balance of lots still under option and not purchased:
Number of lots	225

Purchase price	$44,908

Forfeited deposits if lots are not purchased	$27,734

Note 12—Commitments and Contingencies

The Company’s commitments and contingent liabilities include the usual obligations incurred by real estate developers in the normal course of business. In the opinion of management, these matters will not have a material effect on the Company’s consolidated financial position, results of operations or cash flows.

The Company is a defendant in various lawsuits related to its normal business activities. In the opinion of management, disposition of the various lawsuits will have no material effect on the consolidated financial statements of the Company.

In some jurisdictions in which the Company develops and constructs property, assessment district bonds are issued by municipalities to finance major infrastructure improvements. As a land owner benefited by these improvements, the Company is responsible for the assessments on its land. When properties are sold, the assessments are either prepaid or the buyers assume the responsibility for the related assessments. Assessment district bonds issued after May 21, 1992 are accounted for under the provisions of FASB ASC Topic 970-470, Real Estate—Debt, and recorded as liabilities in the Company’s consolidated balance sheet, if the amounts are fixed and determinable.

The Company also had outstanding performance and surety bonds of $57.5 million at December 31, 2011 related principally to its obligations for site improvements at various projects. The Company does not believe that draws upon these bonds, if any, will have a material effect on the Company’s financial position, results of operations or cash flows. The surety bonds are collateralized with certificates of deposit, which are recorded as restricted cash on the accompanying balance sheet.

The Company has provided unsecured environmental indemnities to certain lenders, joint venture partners and land sellers. In each case, the Company has performed due diligence on the potential environmental risks including obtaining an independent environmental review from outside environmental consultants. These indemnities obligate the Company to reimburse the guaranteed parties for damages related to environmental matters. There is no term or damage limitation on these indemnities; however, if an environmental matter arises, the Company could have recourse against other previous owners.

See Note 7, “Notes Payable and Senior Notes” for additional information relating to the Company’s guarantee arrangements.

Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events

Note 17—Subsequent Events

The Company follows the guidance in ASC Topic 855, Subsequent Events (“ASC 855”), which provides guidance to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 sets forth (i) the period after the balance sheet date during which management of a reporting entity evaluates events or transactions that may occur for potential recognition or disclosure in the financial statements, (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. Pursuant to ASC Topic 855, the Company’s management has evaluated subsequent events through the date that the condensed consolidated financial statements were available to be issued on February 7, 2013, and noted no subsequent events, other than as described below, that would require disclosure in or adjustment to the condensed consolidated financial statements.

Paulson Stock Issuance

On October 12, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of the Company’s Class A Common Stock, for $16,000,000 in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock, for $14,000,000 in cash, for an aggregate purchase price of $30,000,000 (the “Paulson Transaction”). The issuance of the $14,000,000 in convertible preferred stock will reduce net income available to common shareholders by the amount of the preferred dividend, which is 4% cash and 2% PIK, or approximately $840,000 per year.

In connection with the Paulson Transaction, the Company also amended (i) its Class A Common Stock Registration Rights Agreement and Convertible Preferred Stock and Class C Common Stock Registration Rights Agreement to include in such agreements the shares issued to Paulson so that Paulson may become a party to such agreements with equal rights, benefits and obligations as the other stockholders who are parties thereto, and (ii) its Amended and Restated Certificate of Incorporation (the “Charter”) and Amended and Restated Bylaws to (a) increase the size of the Company’s board of directors (the “Board”) from seven to eight members, up to and until the Conversion Date (as defined in the Charter), (b) provide the holders of Class A Common Stock the right to elect the director to fill the newly created Board seat, (c) revise the definition of “Convertible Preferred Original Issue Price” to equal the price per share at which shares of Convertible Preferred Stock are issued and (d) incorporate various clarifying and conforming changes.

Equity Grants Under the Company’s 2012 Equity Incentive Plan

On October 1, 2012, the Company approved the grant of an aggregate of 3,120,000 restricted shares of Class D common stock of the Company (the “Restricted Stock”), and an aggregate of 4,757,303 options to purchase shares of Class D common stock of the Company, of which 1,115,303 represent “five-year” options and 3,642,000 represent “ten-year” options (collectively, the five-year and ten-year options are the “Options”) to certain officers of California Lyon. The five-year options are subject to mandatory exercise upon the earlier of an initial public offering of the Company (the “IPO”) or five years, provided, that if the IPO occurs prior to the applicable vesting date of the options, such options will be exercised upon the applicable vesting date. The five-year options and ten-year options will be incentive stock options to the maximum extent permitted by law. Each of the restricted stock and option awards vests as follows: 50% of the shares and options vested on October 1, 2012, the date of grant, with the remaining 50% of the shares and options vesting in three equal installments on each of December 31, 2012, 2013 and 2014, subject to the executive’s continued employment through the applicable vesting date and accelerated vesting as set forth in the applicable award agreement. Also on October 1, 2012, the Company granted 313,500 shares of Restricted Stock to its non-employee directors, which were fully vested on the date of grant. The Restricted Stock and Option grants were subject to the approval by the Company’s stockholders of the Company’s 2012 Equity Incentive Plan (the “2012 Plan”), which approval was obtained on October 10, 2012. On December 5, 2012, the Company cancelled Mr. Redleaf’s grant of 57,000 shares of Restricted Stock and in lieu thereof granted him a cash award with the equivalent value of $59,850 in respect of Mr. Redleaf’s services as a non-employee director. In conjunction with the issuance of the equity grants in October 2012, the Company expects to record compensation expense of approximately $3.3 million to $3.7 million in the fourth quarter of 2012 and approximately $0.8 million to $1.0 million per year thereafter.

Awards under the 2012 Plan may be granted to the Company’s senior management employees, senior project managers, key employees, consultants, non-employee directors or individuals who hold such positions with certain of the Company’s subsidiaries. The 2012 Plan authorizes awards of stock options, stock appreciation rights, restricted stock awards, restricted stock unit awards, deferred stock awards, deferred stock unit awards, dividend equivalent awards, stock payment awards and performance awards and other stock-based awards (collectively, the “Awards”). Subject to the adjustment provisions in the 2012 Plan, the maximum aggregate number of shares with respect to one or more Awards that may be granted to any one participant during any calendar year will be 5,000,000, and the maximum aggregate amount of cash that may be paid in cash to any one participant during any calendar year with respect to one or more Awards settled in cash will be $5,000,000. 13,699,565 shares of the Company’s Class D common stock have been reserved for issuance under the 2012 Plan. Upon the “Conversion Date,” as defined in the Company’s Amended and Restated Certificate of Incorporation, all shares of the Company’s Class D common stock will convert into shares of Class A common stock without any further action by the Company or the 2012 Plan participants.

Senior Notes Offering

On November 8, 2012 California Lyon issued $325 million principal amount of its 8.5% Senior Notes due 2020 (the “New Notes”). The New Notes were issued at 100% of their aggregate principal amount. The Company used the net proceeds from the sale of the New Notes, together with cash on hand, to refinance the Company’s (i) $235 million 10.25% Senior Secured Term Loan due 2015, (ii) approximately $76 million in aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, (iii) approximately $11 million in principal amount of project related debt, and (iv) to pay accrued and unpaid interest thereon. The issuance of the New Notes will reduce the amount of interest incurred by the Company by approximately $6.4 million annually.

Village Homes Acquisition

On December 7, 2012 the Company acquired various entities which operate under the Village Homes name in the Denver metro area, Fort Collins, and Granby, Colorado markets. Village Homes immediately began operating as a division of the Company, as its Colorado segment. The Village Homes brand was established in 1984 and has been a leading developer and builder of move-up homes, selling more than 10,000 homes in the Denver area over the past 25 years. At the time of acquisition, Village Homes had five actively selling communities, and owned and controlled over 700 residential lots. At the time of acquisition Village Homes’ backlog of homes sold, but not yet closed, was approximately $34 million. Its average home selling price for 2012 year-to-date was approximately $380,000.

Note 13—Subsequent Events

As described in Note 2, the Company emerged from bankruptcy on February 24, 2012. The impact of the bankruptcy is outlined in that Note, which addresses, among other things, new equity, restricted debt, accounting policy for the reorganization period and the impact of the bankruptcy on the December 31, 2011 financial statements and the application of Fresh Start Accounting after year end. Additional information related to the Senior Secured Term Loan and the Senior Notes is outlined in Note 7.

The Company follows the guidance in ASC Topic 855, Subsequent Events (“ASC 855”), which provides guidance to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 sets forth (i) the period after the balance sheet date during which management of a reporting entity evaluates events or transactions that may occur for potential recognition or disclosure in the financial statements, (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date. Pursuant to ASC Topic 855, the Company’s management has evaluated subsequent events through the date that the consolidated financial statements were available to be issued on January 21, 2013, and noted no subsequent events other than as described below, that would require disclosure in or adjustment to the consolidated financial statements.

Subsequent to year end modifications to other debt instruments and equity were as follows:

Notes Payable and Senior Subordinated Notes

Amended Term Loan (Successor)

At September 30, 2012, the amount outstanding under the Company’s Amended Senior Secured Term Loan was $235 million (the “Amended Term Loan”). See below under the heading “Senior Notes Offering” for further discussion regarding the Company’s November 2012 debt refinancing activities, which include prepayment of all amounts due and outstanding under the Amended Term Loan.

Senior Subordinated Notes

At September 30, 2012, the outstanding principal amount of California Lyon’s 12% Senior Subordinated Secured Notes due 2017 (the “Notes”) was $75.9 million. See below under the heading “Senior Notes Offering” for further discussion regarding the Company’s November 2012 debt refinancing activities, which include a tender offer for, and the ultimate redemption of, any and all outstanding Notes by December 10, 2012.

Construction Notes Payable

At December 31, 2011, the Company had two construction notes payable totaling $16.0 million. One of the notes totaling $9.0 million matured in January 2012, with interest at rates based on either LIBOR or prime with an interest rate floor of 6.5%. However, in conjunction with the Plan, the construction note payable was renegotiated to mature January 2013 with an option to extend for one year to December 2013. Interest on the note is paid monthly at a rate based on LIBOR or prime, with a floor of 5.5%, and the principal is repaid ratably in quarterly installments, beginning March 31, 2012 and continuing through maturity. At September 30, 2012, the outstanding principal balance was $5.6 million.

The other construction note had a remaining balance at December 31, 2011 of $7.0 million, and was not renegotiated in conjunction with the Plan. The note will mature in May 2015. The loan pays interest monthly at a fixed rate of 10.0%, with quarterly principal payments of $500,000. During 2011, the Company paid $2.0 million in principal towards this loan. As part of the Company’s adoption of ASC 852, the loan was valued at $6.3 million as of February 24, 2012, the date of the confirmation of the Plan. At September 30, 2012, the outstanding principal balance was $5.3 million.

See below under the heading “Senior Notes Offering” for further discussion regarding the Company’s November 2012 debt refinancing activities, which include payment in full of the amounts outstanding under these two construction notes.

Land Acquisition Note Payable

In October 2011, the Company secured an acquisition note payable in conjunction with the acquisition of a parcel of land in Northern California. The acquisition price of the land was $56.0 million, and the loan was for $55.0 million. The note was scheduled to mature in October 2012, and carried an interest rate of 1.5% per month, which was paid monthly on the loan. As part of the Company’s adoption of ASC 852, Reorganizations, the loan was valued at $56.3 million as of February 24, 2012, the confirmation date of the plan. In May 2012, the Company sold the parcel of land and repaid the note in full.

Seller Financing

At December 31, 2011, the Company had $3.0 million of notes payable outstanding related to a land acquisition for which seller financing was provided. The note bore interest at 7% and matured in March 2012. Interest is calculated on the principal balance outstanding and is accrued and paid to the seller at the time each residential unit is closed. In addition, the Company makes an annual interest payment on the outstanding principal balance related to any remaining residential units. In March 2012, the seller note was paid in full.

DIP Credit Agreement

Effective as of December 19, 2011, California Lyon entered into that certain Debtor-In-Possession (DIP) Credit Agreement which provided the Company with a debtor-in-possession facility during the Chapter 11 Cases. The DIP loan was for a maximum of $30.0 million, and had a stated interest rate of 10.25%. As of December 31, 2011, there were no outstanding amounts under the DIP agreement. In January 2012, the Company borrowed $5.0 million under the facility, which was repaid in full upon confirmation of the Plan on February 24, 2012.

Redeemable Convertible Preferred Stock

Preferred Stock

As of September 30, 2012, there were 64,831,831 shares of Convertible Preferred Stock, $0.01 par value per share, or the “Convertible Preferred Stock”, outstanding, which, in connection with the Plan, was issued in exchange for aggregate cash consideration of $50.0 million. In conjunction with the application of fresh start accounting, the value of the Convertible Preferred Stock is $56.4 million. Our Second Amended and Restated Certificate of Incorporation (the “Charter”) authorizes the issuance of up to 80,000,000 shares of preferred stock, in one or more series and with such rights, preferences, privileges and restrictions, including voting rights, redemption provisions (including sinking fund provisions), dividend rights, dividend rates, liquidation rates, liquidation preferences and conversion rights, as our board of directors may determine without further action by the holders of common stock. See below under the heading “Paulson Transaction” for a discussion regarding the Company’s issuance of additional Convertible Preferred Stock on October 12, 2012.

Upon the occurrence of the Conversion Date, each share of Convertible Preferred Stock will automatically convert into such number of fully paid and non-assessable shares of Class A Common Stock as is determined by dividing the Convertible Preferred Original Issue Price (as defined in the Charter) by the then Convertible Preferred Conversion Price (as defined in the Charter). At September 30, 2012, the then applicable Convertible Preferred Conversion Price was equal to the Convertible Preferred Original Issue Price. In connection with any such conversion, the Company will also pay (i) any accrued but unpaid Convertible Preferred Dividends on any shares of Convertible Preferred Stock being converted (including, without limitation, any accreting dividends not previously paid), which amounts will be paid in cash out of funds legally available therefore if such payment would not violate any covenants imposed by agreements entered into in good faith governing the indebtedness of the Company and its subsidiaries, or, to the extent not so permitted or so available, in shares of Class A Common Stock, based on the fair market value of such common stock at such time, and (ii) in cash, the value of any fractional share of Class A Common Stock otherwise issuable to any such Convertible Preferred Stockholder.

Dividends

Holders of our Convertible Preferred Stock are entitled to receive cumulative dividends at a rate of 6% per annum consisting of (i) cash dividends at the rate of 4% paid quarterly in arrears, and (ii) accreting dividends accruing at the rate of 2% per annum. With the exception of the dividends to be paid out to holders of our Convertible Preferred Stock, the Company does not intend to declare or pay cash dividends in the foreseeable future. Any determination to pay dividends to holders of our common stock will be at the discretion of our board of directors. The payment of cash dividends is restricted under the terms of our Amended and Restated Senior Secured Term Loan Agreement and the indenture governing the Notes.

Common Stock

As of September 30, 2012, the Company had 102,368,169 shares of common stock outstanding.

Plan

In conjunction with the Plan as discussed in Notes 2, 3 and 4, the Company issued the following shares of common stock: (i) 44,793,255 shares of Class A Common Stock, $0.01 par value per share, in exchange for old senior notes claims, as described above, (ii) 31,464,548 shares of Class B, $0.01 par value per share, in exchange for aggregate consideration of $25 million, and a warrant to purchase 15,737,294 shares of Class B Common Stock, at $2.07 per share, (iii) 12,966,366 shares of Class C Common Stock, $0.01 par value per share, in exchange for cash consideration of $10.0 million, and (iv) the issuance of an additional 3,144,000 shares of Class C Common Stock pursuant to an agreement with certain selling stockholders to backstop the offering of shares of Class C Common Stock and shares of Convertible Preferred Stock in connection with the Plan.

Land Purchase

On June 28, 2012, the Company consummated the purchase of certain real property (comprising of approximately 165 acres) in San Diego County, California; San Bernardino County, California; Maricopa County, Arizona; and Clark County, Nevada, representing seven separate residential for sale developments, comprising of over 1,000 lots. The aggregate purchase price of the property was $21,500,000. The Company paid $11,000,000 cash, and issued 10,000,000 shares of Class A Common Stock, to investment vehicles managed by affiliates of Colony Capital, LLC as consideration for the property.

Conversion and Other Rights

Upon the occurrence of the Conversion Date, each share of Class C Common Stock will automatically convert into one share of Class A Common Stock, and each share of Class B Common Stock will automatically convert into one share of Class A Common Stock, if a majority of the shares of Class B Common Stock then outstanding vote in favor of such conversion. If, at any time (whether before, on or after the Conversion Date), any share of Class B Common Stock is not owned, beneficially or of record, by either General William Lyon or William H. Lyon, their sibling, spouses and lineal descendants, any entities wholly owned by one or more of the foregoing persons, or any trusts or other estate planning vehicles for the benefit of any of the foregoing, then such share of Class B Common Stock will automatically convert into one share of Class A Common Stock.

All of the Company’s outstanding shares of common stock have been validly issued and fully paid and are non-assessable. The rights of the holders of common stock will be subject to, and may be adversely affected by, the rights of the holders of preferred stock. Holders of the Company’s common stock have no preference, exchange, sinking fund, redemption or appraisal rights and have no preemptive rights to subscribe for any of the Company’s securities. In conjunction with the adoption of fresh start accounting, the Company allocated the fair market value of the common stock of $44.1 million as of February 24, 2012.

Warrants

In conjunction with the Plan, the holders of Class B Common Stock also acquired a warrant to purchase 15,737,294 shares of Class B Common Stock at an exercise price of $2.07 per share. The expiration date of the Class B Warrant is February 24, 2017.

Paulson Transaction

On October 12, 2012, the Company entered into a Subscription Agreement (the “Subscription Agreement”) between the Company and WLH Recovery Acquisition LLC, a Delaware limited liability company and investment vehicle managed by affiliates of Paulson & Co. Inc. (“Paulson”), pursuant to which, the Company issued to Paulson (i) 15,238,095 shares of the Company’s Class A Common Stock for $16,000,000 in cash and (ii) 12,173,913 shares of the Company’s Convertible Preferred Stock for $14,000,000 in cash, for an aggregate purchase price of $30,000,000. As of January 21, 2013, Paulson currently holds approximately 10.5% of the total voting power of Parent’s outstanding capital stock.

Equity Grants Under the Company’s 2012 Equity Incentive Plan

On October 1, 2012, the Company approved the grant of an aggregate of 3,120,000 restricted shares of Class D common stock of the Company (the “Restricted Stock”), and an aggregate of 4,757,303 options to purchase shares of Class D common stock of the Company, of which 1,115,303 represent “five-year” options and 3,642,000 represent “ten-year” options (collectively, the “Options”) to certain officers of California Lyon. The five-year options are subject to mandatory exercise upon the earlier of an initial public offering of the Company (the “IPO”) or five years, provided, that if the IPO occurs prior to the applicable vesting date of the options, such options will be exercised upon the applicable vesting date. The five-year options and ten-year options will be incentive stock options to the maximum extent permitted by law. Each of the restricted stock and option awards vests as follows: 50% of the shares and options vested on October 1, 2012, the date of grant, with the remaining 50% of the shares and options vesting in three equal installments on each of December 31, 2012, 2013 and 2014, subject to the executive’s continued employment through the applicable vesting date and accelerated vesting as set forth in the applicable award agreement. Also on October 1, 2012, the Company granted 313,500 shares of Restricted Stock to its non-employee directors, which were fully vested on the date of grant. The Restricted Stock and Option grants were subject to the approval by the Company’s stockholders of the Company’s 2012 Equity Incentive Plan, which approval was obtained on October 10, 2012. On December 5, 2012, the Company cancelled Mr. Redleaf’s grant of 57,000 shares of Restricted Stock and in lieu thereof granted him a cash award with the equivalent value of $59,850 in respect of Mr. Redleaf’s services as a non-employee director.

Other

Land Sale

On May 3, 2012, the Company consummated the sale of a 27-acre parcel in Palo Alto and Mountain View, California, known as the former Mayfield Mall for a sales price of $90.0 million.

Senior Notes Offering

On November 8, 2012, California Lyon issued $325 million principal amount of its 8.5% Senior Notes due 2020 (the “New Notes”). The New Notes were issued at 100% of their aggregate principal amount. The Company used the net proceeds from the sale of the New Notes, together with cash on hand, to refinance the Company’s (i) $235 million 10.25% Senior Secured Term Loan due 2015, (ii) approximately $76 million in aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017, (iii) approximately $11 million in principal amount of project related debt, and (iv) to pay accrued and unpaid interest thereon. The issuance of the New Notes will reduce the amount of interest incurred by the Company by approximately $6.4 million annually.

Village Homes Acquisition

The Company acquired various entities which operate under the Village Homes name in the Denver metro area, Fort Collins, and Granby, Colorado markets on December 7, 2012. Village Homes immediately began operating as a division of the Company, as its Colorado segment. The Village Homes brand was established in 1984 and has been a leading developer and builder of move-up homes, selling more than 10,000 homes in the Denver area over the past 25 years. At the time of acquisition, Village Homes had five actively selling communities, and owned and controlled over 700 residential lots. At the time of acquisition Village Homes’ backlog of homes sold, but not yet closed, was approximately $34 million. Its average home selling price for 2012 year-to-date was approximately $380,000.

Unaudited Summarized Quarterly Financial Information	12 Months Ended
Dec. 31, 2011
Unaudited Summarized Quarterly Financial Information

Note 14—Unaudited Summarized Quarterly Financial Information

Summarized unaudited quarterly financial information for the years ended December 31, 2011, 2010, and 2009 is as follows (in thousands except per common share amounts):

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Sales	$38,800	$63,121	$59,730	$65,172
Cost of sales	(31,885)	(51,121)	(46,635)	(54,849)

Gross (loss) profit	6,915	12,000	13,095	10,323
Other income, costs and expenses, net	(18,092)	(23,085)	(52,795)	(141,249)

(Loss) income before benefit from income taxes	(11,177)	(11,085)	(39,700)	(130,926)
Provision for income taxes	—	(10)	—	—

Consolidated net (loss) income	(11,177)	(11,095)	(39,700)	(130,926)
Less: net loss (income)—non-controlling interest	(48)	(76)	66	(374)

Net (loss) income	$(11,225)	$(11,171)	$(39,634)	$(131,300)

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Sales	$43,163	$86,692	$75,253	$89,590
Cost of sales	(31,362)	(72,368)	(62,134)	(80,313)

Gross (loss) profit	11,801	14,324	13,119	9,277
Other income, costs and expenses, net	(20,320)	(18,983)	(21,161)	(123,924)

(Loss) income before benefit from income taxes	(8,519)	(4,659)	(8,042)	(114,647)
Benefit from income taxes	65	—	—	347

Consolidated net (loss) income	(8,454)	(4,659)	(8,042)	(114,300)
Less: net loss (income)—non-controlling interest	(30)	121	29	(1,451)

Net (loss) income	$(8,484)	$(4,538)	$(8,013)	$(115,751)

	Three Months Ended
	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009
Sales	$69,339	$77,407	$67,213	$95,284
Cost of sales	(95,124)	(60,501)	(49,025)	(146,476)

Gross profit	(25,785)	16,906	18,188	(51,192)
Other income, costs and expenses, net	(43,408)	22,770	(29,908)	(30,432)

Loss before benefit from income taxes	(69,193)	39,676	(11,720)	(81,624)
Benefit from income taxes	22	—	56	101,830

Consolidated net loss	(69,171)	39,676	(11,664)	20,206
Less: net loss (income)—non-controlling interest	170	(289)	27	520

Net loss	$(69,001)	$39,387	$(11,637)	$20,726

Basis of Presentation and Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Basis of Presentation and Significant Accounting Policies

Note 1—Basis of Presentation and Significant Accounting Policies

Operations

William Lyon Homes, a Delaware corporation, and subsidiaries (the “Company”) are primarily engaged in designing, constructing and selling single family detached and attached homes in California, Arizona and Nevada.

Basis of Presentation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission. The consolidated financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. We applied the accounting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 852 (“ASC 852”), “Reorganizations,” as of February 24, 2012 (see Note 3). Therefore, our condensed consolidated balance sheet as of September 30, 2012, which is referred to as that of the “Successor”, includes adjustments resulting from the reorganization and application of ASC 852 and is not comparable to our balance sheet as of December 31, 2011, which is referred to as that of the “Predecessor”. References to the “Successor” in the unaudited condensed consolidated financial statements and the notes thereto refer to the Company after giving effect to the reorganization and application of ASC 852. References to the “Predecessor” refer to the Company prior to the reorganization and application of ASC 852.

The interim condensed consolidated financial statements have been prepared in accordance with the Company’s accounting practices. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for presentation in accordance with U.S. generally accepted accounting principles have been included. Operating results for the three months ended September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The preparation of the Company’s financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities as of September 30, 2012 and December 31, 2011 and revenues and expenses for the three months ended September 30, 2012 and 2011, period from January 1, 2012 through February 24, 2012, and period from February 25, 2012 through September 30, 2012. Accordingly, actual results could differ from those estimates. The significant accounting policies using estimates include real estate inventories and cost of sales, impairment of real estate inventories, warranty reserves, loss contingencies, sales and profit recognition, accounting for variable interest entities, and fresh start accounting. The current economic environment increases the uncertainty inherent in these estimates and assumptions.

The condensed consolidated financial statements include the accounts of the Company and all majority-owned and controlled subsidiaries and joint ventures, and certain joint ventures and other entities which have been determined to be variable interest entities in which the Company is considered the primary beneficiary (see Note 5). Investments in joint ventures which have not been determined to be variable interest entities in which the Company is considered the primary beneficiary are accounted for using the equity method because the Company has a 50% or less voting and economic interest (and thus such joint ventures are not controlled by the Company). The accounting policies of the joint ventures are substantially the same as those of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Real Estate Inventories

Real estate inventories are carried at cost net of impairment losses, if any. Real estate inventories consist primarily of land deposits, lots under development, finished lots, homes under construction, completed homes and model homes projects. All direct and indirect land costs, offsite and onsite improvements and applicable interest and other carrying charges are capitalized to real estate projects during periods when the project is under development. Land, offsite costs and all other common costs are allocated to land parcels benefited based upon relative fair values before construction. Onsite construction costs and related carrying charges (principally interest and property taxes) are allocated to the individual homes within a phase based upon the relative sales value of the homes. The Company relieves its accumulated real estate inventories through cost of sales for the estimated cost of homes sold. Selling expenses and other marketing costs are expensed in the period incurred. A provision for warranty costs relating to the Company’s limited warranty plans is included in cost of sales and accrued expenses at the time the sale of a home is recorded. The Company generally reserves approximately one to one and one quarter percent of the sales price of its homes against the possibility of future charges relating to its one-year limited warranty and similar potential claims. Factors that affect the Company’s warranty liability include the number of homes under warranty, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Changes in the Company’s warranty liability for the period from February 25, 2012 through September 30, 2012, January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Warranty liability, beginning of period	$14,000	$14,314	$16,341
Warranty provision during period	1,649	187	1,753
Warranty payments during period	(1,944)	(845)	(3,407)
Warranty charges related to pre-existing warranties during period	427	199	(79)
Fresh start adjustment	—	145	—

Warranty liability, end of period	$14,132	$14,000	$14,608

Interest incurred under the Term Loan, the Senior Subordinated Notes, and other notes payable, as more fully discussed in Note 10, is capitalized to qualifying real estate projects under development. Any additional interest charges related to real estate projects not under development are expensed in the period incurred. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company incurred interest of $8.7 million, $22.3 million, and $7.1 million, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company capitalized interest of $6.2 million, $15.0 million, and $4.6 million, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company recorded $2.5 million, $7.3 million, and $2.5 million, respectively, of interest expense. During the three and nine months ended September 30, 2011, the Company incurred $15.9 million and $45.8 million, capitalized $7.9 million and $27.8 million and recorded $8.0 million and $18.0 million of interest expense, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, cash paid for interest was $6.3 million, $18.1 million, and $8.9 million, respectively. During the three and nine months ended September 30, 2011, cash paid for interest was $10.7 million and $39.5 million, respectively.

Construction Services

The Company accounts for construction management agreements using the Percentage of Completion Method in accordance with FASB ASC Topic 605 Revenue Recognition (“ASC 605”). Under ASC 605, the Company records revenues and expenses as a contracted project progresses, and based on the percentage of costs incurred to date compared to the total estimated costs of the contract.

The Company entered into construction management agreements to build, sell and market homes in certain communities. For such services, the Company will receive fees (generally 3 to 5 percent of the sales price, as defined) and may, under certain circumstances, receive additional compensation if certain financial thresholds are achieved.

Cash and Cash Equivalents

Short-term investments with a maturity of three months or less when purchased are considered cash equivalents. The Company’s cash and cash equivalents balance exceeds federally insurable limits as of September 30, 2012. The Company monitors the cash balances in its operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

Restricted cash consists of deposits made by the Company to a bank account as collateral for the use of letters of credit to guarantee the Company’s financial obligations under certain other contractual arrangements in the normal course of business. Under the terms of the Amended Term Loan disclosed in Note 10, all of the Company’s standby letters of credit are secured by cash and cash equivalents.

Income (loss) per share

The Company computes income (loss) per share in accordance with ASC Topic 260, Earnings per Share, which requires income (loss) per share for each class of stock to be calculated using the two-class method. The two-class method is an allocation of income (loss) between the holders of common stock and a company’s participating security holders.

Basic income (loss) per common share is computed by dividing income or loss available to common stockholders by the weighted average number of shares of common stock outstanding. For purposes of determining diluted income (loss) per common share, basic income (loss) per common share is further adjusted to include the effect of potential dilutive common shares outstanding.

All potentially dilutive shares related to the warrant to purchase 15,737,294 shares of Class B Common Stock were excluded from the diluted loss per share calculations for the three months ended September 30, 2012 and the period from February 25, 2012 through September 30, 2012 because the effect of their inclusion would be antidilutive, or would decrease the reported loss per share.

Impact of New Accounting Pronouncements

In 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement and results in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” Our adoption of these new provisions of ASU 2011-04 on January 1, 2012 did not have an impact on our condensed consolidated financial statements.

Emergence from Chapter 11	9 Months Ended
Sep. 30, 2012
Emergence from Chapter 11

Note 2—Emergence from Chapter 11

On December 19, 2011, William Lyon Homes (the “Company”) and certain of its direct and indirect wholly-owned subsidiaries filed voluntary petitions, under chapter 11 of Title 11 of the United States Code, as amended (the “Chapter 11 Petitions”), in the United States Bankruptcy Court for the District of Delaware (the “Bankruptcy Court”) to seek approval of the Prepackaged Joint Plan of Reorganization (the “Plan”) of the Company and certain of its subsidiaries. The Chapter 11 Petitions were jointly administered under the caption In re William Lyon Homes, et al., Case No. 11-14019 (the “Chapter 11 Cases”). The sole purpose of the Chapter 11 Cases was to restructure the Company’s debt obligations and strengthen its balance sheet.

On February 10, 2012, the Bankruptcy Court confirmed the Plan. On February 24, 2012, the Company and its subsidiaries consummated the principal transactions contemplated by the Plan, including:

•

the issuance of 44,793,255 shares of the Company’s new Class A Common Stock, $0.01 par value per share (“Class A Common Stock”) and $75 million aggregate principal amount of 12% Senior Subordinated Secured Notes due 2017 (“Second Lien Notes”) issued by the Company’s wholly-owned subsidiary, William Lyon Homes, Inc. (“Borrower”) in exchange for the claims held by the holders of the formerly outstanding notes of Borrower;

•

the amendment of the Borrower’s loan agreement with ColFin WLH Funding, LLC and certain other lenders which resulted, among other things, in the increase in the principal amount outstanding under the loan agreement, the reduction in the interest rate payable under the loan agreement, and the elimination of any prepayment penalty under the loan agreement;

•

the issuance, in exchange for aggregate cash consideration of $25 million, of 31,464,548 shares of the Company’s new Class B Common Stock, $0.01 par value per share (“Class B Common Stock”) and warrants to purchase 15,737,294 shares of Class B Common Stock;

•

the issuance of 64,831,831 shares of Parent’s new Convertible Preferred Stock, $0.01 par value per share, or Convertible Preferred Stock, for $50.0 million in cash, and 12,966,366 shares of Parents’s new Class C Common Stock, $0.01 par value per share or Class C Common Stock, for $10.0 million in cash. The aggregate cash consideration of $60 million was apportioned between Common and Preferred in accordance with the Plan; and

•

the issuance of an additional 3,144,000 shares of Class C Common Stock to Luxor Capital Group LP as a transaction fee in consideration for providing the backstop commitment of the offering of shares of Class C Common Stock and Convertible Preferred Stock in connection with the Plan.

Fresh Start Accounting and Effects of Plan	9 Months Ended
Sep. 30, 2012
Fresh Start Accounting and Effects of Plan

Note 3—Fresh Start Accounting and Effects of the Plan

As required by U.S. GAAP, effective as of February 24, 2012, we adopted fresh start accounting following the guidance of FASB ASC 852. Fresh start accounting results in the Company becoming a new entity for financial reporting purposes. Accordingly, our consolidated financial statements for periods prior to February 25, 2012 are not comparable to consolidated financial statements presented on or after February 25, 2012. Fresh start accounting was required upon emergence from Chapter 11 because holders of voting shares immediately before confirmation of the Plan received less than 50% of the emerging entity and the reorganization value of our assets immediately before confirmation of our Plan was less than our post-petition liabilities and allowed claims. Fresh start accounting results in a new basis of accounting and reflects the allocation of our estimated fair value to underlying assets and liabilities. Our estimates of fair value are inherently subject to significant uncertainties and contingencies beyond our reasonable control. Accordingly, there can be no assurance that the estimates, assumptions, valuations, appraisals and financial projections will be realized, and actual results could vary materially. Moreover, the market value of our common stock may differ materially from the equity valuation for accounting purposes under ASC 852. In addition, the cancellation of debt income and the allocation of the attribute reduction for tax purposes is an estimate and will not be finalized until the 2012 tax return is filed. Any change resulting from this estimate could impact deferred taxes.

Under ASC 852, the Successor Company must determine a value to be assigned to the equity of the emerging company as of the date of adoption of fresh-start accounting, which was February 24, 2012 for the Company, the date the Debtors emerged from Chapter 11. To facilitate the adoption of fresh start accounting, the Company engaged a third-party valuation firm to assist with assessing enterprise value, and the allocation of value to the assets and liabilities of the Company. To calculate enterprise value, the Company used a discounted cash flow analysis, considering a weighted average cost of capital of 16.5%, and utilized a Gordon Growth model with a 3.0% growth rate to calculate terminal value. The analysis resulted in an enterprise value of $485.0 million, which was used as the enterprise value for fresh start accounting. The Company’s total debt was valued at $384.5 million, which consists of the following:

•

$6.3 million related to a construction note payable with an outstanding principal amount of $6.5 million, which reflects an adjustment of $(0.2) million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$56.3 million related to a construction note payable with an outstanding principal amount of $55.0 million, which reflects an adjustment of $1.3 million. The Company discounted the contractual interest and principal payments using a risk adjusted rate of 12.5%.

•

$2.9 million related to a seller note arrangement that matured on March 1, 2012, 6 days after the plan of reorganization was approved. The payment was made in full, therefore the value of the note was the amount paid.

•

The remaining debt that was renegotiated as part of the Company’s plan of reorganization, consists of a construction note payable of $9.0 million, the $235.0 million Senior Secured Term Loan and the $75.0 million Senior Subordinated Secured Notes due 2017. In accordance with ASC 820, Fair Value Measurements and Disclosures, fair value is defined as, “the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date”. As these debt amounts were negotiated as part of the reorganization by market participants, their carrying value at that date is representative of fair value.

The enterprise value of the Company was $485.0 million, which includes $384.5 million fair value of debt, as described above, and $100.5 million of equity value. The value of each type of equity security was determined using an option pricing model used in accordance with ASC 718, Valuation of Stock Compensation, and treating the redeemable convertible preferred stock, the common stock and the common stock warrants as separate securities. Based on the rights and preferences of each security, the Company valued each security based on a series of 5 events:

(i)	liquidation preference of the redeemable convertible preferred stock,

(ii)	timing of participation of Class A and B shares of common stock,

(iii)	timing of participation of Class C shares of common stock,

(iv)	conversion of preferred shares into common shares, and

(v)	exercise of warrants

The Company used an option pricing model and the relative rights of the securities to allocate the $100.5 million among the redeemable convertible preferred stock, the common stock and the warrants. Each security was valued based on the relative rights and preferences and a 3 year term to liquidity event, volatility of 59% based on public company comparables, a risk free rate of .43% based on a 3 year treasury rate. In addition, the redeemable convertible preferred stock has a dividend yield of 6% and the common stock and warrants have a discount for lack of marketability of 38%. Based on these inputs and the assumptions, the redeemable convertible preferred stock was valued at $56.4 million, the common stock was valued at $43.1 million and the warrants are valued at $1.0 million.

The estimated enterprise value and the equity value are highly dependent on the achievement of the future financial results contemplated in the projections that were set forth in the disclosure statement to the Plan. The estimates and assumptions made in the valuation are inherently subject to significant uncertainties. The primary assumptions for which there is a reasonable possibility of the occurrence of a variation that would have significantly affected the reorganization value include the assumptions regarding the number of homes sold and homes closed, average sales prices, operating expenses, the amount and timing of construction costs and the discount rate utilized.

Fresh-start accounting reflects the value of the Successor as determined in the confirmed Plan. Under fresh-start accounting, asset values are remeasured and allocated based on their respective fair values in conformity with the purchase method of accounting for business combinations in FASB ASC Topic 805, “Business Combinations” (“FASB ASC 805”). Liabilities existing as of February 24, 2012, the Effective Date, other than deferred taxes, were recorded at the present value of amounts expected to be paid using appropriate risk adjusted interest rates. Deferred taxes were determined in conformity with applicable accounting standards. Predecessor accumulated depreciation, accumulated amortization and retained deficit were eliminated.

In conjunction with the adoption of fresh start accounting, certain intangible assets including, the value of the Company’s homes in backlog, construction services contracts and management fee contracts related to the joint venture projects were recorded at their estimated fair values as of February 24, 2012 in the amount of $9.5 million. The Company’s backlog was valued using the With/Without Method of the Income Approach to estimate the fair value of the backlog. This asset is amortized on a straight line basis, as homes that were in backlog as of February 24, 2012, are closed or the contract is cancelled.

The construction services contracts and management fees on the joint ventures were valued using the Multi-period Excess Earnings method of the Income Approach to estimate the fair value. Since these assets are valued based on expected cash flows related to home closings, the asset is amortized on a straight line basis, as homes under the contracts close.

The following fresh start condensed consolidated balance sheet presents the implementation of the Plan and the adoption of fresh start accounting as of the Effective Date. Reorganization adjustments have been recorded within the condensed consolidated balance sheet to reflect the effects of the Plan, including discharge of liabilities subject to compromise and the adoption of fresh start accounting in accordance with FASB ASC 852.

WILLIAM LYON HOMES

CONDENSED CONSOLIDATED BALANCE SHEETS

(in thousands except number of shares and par value per share)

(unaudited)

	February 24, 2012
	Predecessor	Plan of Reorganization Adjustments		Fresh Start Accounting Adjustments		Successor
ASSETS
Cash and cash equivalents	$12,787	$67,746	(a)	$—		$80,533
Restricted cash	852	—		—		852
Receivables	12,790	—		(996	)(m)	11,794
Real estate inventories
Owned	405,632	4,029	(b)	(1,198	)(n)	408,463
Not owned	46,158	—		—		46,158
Property & equipment, net	962	—		(421	)(o)	541
Deferred loan costs	8,258	(5,767	)(c)	—		2,491
Goodwill	—	—		14,209	(p)	14,209
Intangibles	—	—		9,470	(q)	9,470
Other assets	6,307	47	(d)	—		6,354

Total assets	$493,746	$66,055		$21,064		$580,865

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$10,000	$—		$—		$10,000
Accrued expenses	31,391	—		221	(r)	31,612
Liabilities from inventories not owned	46,158	—		—		46,158
Notes payable	78,394	(5,000	)(f)	1,100	(s)	74,494
Senior Secured Term Loan due January 31, 2015	206,000	29,000	(g)	—		235,000
Senior Subordinated Secured Notes due February 25, 2017	—	75,000	(h)	—		75,000

	371,943	99,000		1,321		472,264

Liabilities subject to compromise
Accrued expenses	15,297	(15,297	)(e)	—		—
7 5/8% Senior Notes due December 15, 2012	66,704	(66,704	)(e)	—		—
10 3/4% Senior Notes due April 1, 2013	138,964	(138,964	)(e)	—		—
7 1/2% Senior Notes due February 15, 2014	77,867	(77,867	)(e)	—		—

	$298,832	$(298,832)		$—		$—

Commitments and contingencies
Redeemable convertible preferred stock	—	56,386	(i)	—		56,386
Equity (deficit):
William Lyon Homes stockholders’ equity (deficit)
Common stock, Class A	—	448	(j)	—		448
Common stock, Class B	—	315	(j)	—		315
Common stock, Class C	—	161	(j)	—		161
Common stock, Class D	—	—		—		—
Additional paid-in capital	48,867	(21,177	)(k)	15,501	(t)	43,191
Accumulated deficit	(235,584)	229,754	(l)	5,830	(u)	—

Total William Lyon Homes stockholder’s equity (deficit)	(186,717)	209,501		21,331		44,115
Noncontrolling interest	9,688	—		(1,588	)(v)	8,100

Total equity (deficit)	(177,029)	209,501		19,743		52,215

Total liabilities and equity (deficit)	$493,746	$66,055		$21,064		$580,865

Notes to Plan of Reorganization and Fresh Start Accounting Adjustments:

a	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
b	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
c	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
d	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
e	Reflects the extinguishment of liabilities subject to compromise (“LSTC”) at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
f	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.
g	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
h	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
i	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
j	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).
k	Reflects the elimination of $48.9 million of additional paid-in capital (“APIC”) relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
l	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder’s equity.
m	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
n	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an “As-Is” Basis using market comparables.
o	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an “As Is” Basis using market comparables.
p	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
q	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
r	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
s

Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.

t	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
u	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
v	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Reconciliation of enterprise value to the reorganized value of the Company’s assets and determination of goodwill (in thousands):

Total enterprise value	$485,000
Add: liabilities (excluding debt and equity)	87,765
Add: noncontrolling interest	8,100

Reorganization value of assets	580,865
Fair value of assets (excluding goodwill)	566,656

Reorganization value in excess of fair value (goodwill)	$14,209

Reorganization Items	9 Months Ended
Sep. 30, 2012
Reorganization Items

Note 4—Reorganization Items

In accordance with authoritative accounting guidance issued by the FASB, separate disclosure is required for reorganization items, such as certain expenses, provisions for losses and other charges directly associated with or resulting from the reorganization and restructuring of the business, which have been realized or incurred during the Chapter 11 Cases. Reorganization items were comprised of the following (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Cancellation of debt	$—	$—	$—	$298,831	$—
Plan implementation and fresh start valuation adjustments	—	—	—	(49,302)	—
Professional fees	(712)	(4,826)	(1,894)	(7,813)	(10,902)
Write-off of Old Notes deferred loan costs	—	—	—	(8,258)	—

Total reorganization items, net	$(712)	$(4,826)	$(1,894)	$233,458	$(10,902)

Goodwill	9 Months Ended
Sep. 30, 2012
Goodwill

Note 8—Goodwill

Goodwill represents the excess of our enterprise value upon emergence over the fair value of our net tangible and identifiable intangible assets. The Company recorded goodwill of $14.2 million as of February 24, 2012 in connection with fresh start accounting (refer to Notes 2, 3, and 4 for further details relating to fresh start accounting and valuation of goodwill). In accordance with the provisions of ASC 350, Intangibles, Goodwill and Other, goodwill amounts are not amortized, but rather are analyzed for impairment at the reporting segment level. Goodwill is analyzed on an annual basis, or when indicators of impairment exist. We have determined that we have four reporting segments, as discussed in Note 6, and we will perform an annual goodwill impairment analysis during the fourth quarter of each fiscal year, with the first annual testing to be carried out in the fourth quarter of fiscal year 2012.

Intangibles	9 Months Ended
Sep. 30, 2012
Intangibles

Note 9—Intangibles

The carrying value and accumulated amortization of intangible assets at September 30, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	September 30, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(800)	$3,840
Homes in backlog	4,030	(3,941)	89
Joint venture management fees	800	(293)	507

Total	$9,470	$(5,034)	$4,436

Amortization expense related to intangible assets for the period from February 25, 2012 through September 30, 2012 was $5.0 million. There was no amortization expense related to intangible assets for the period from January 1, 2012 through February 24, 2012 or prior, since the intangible assets were recorded in conjunction with ASC 852. Amortization expense is included in general and administrative expense in the accompanying condensed consolidated statements of operations.

Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total Amortization
2012 (from October 1 to December 31)	$629
2013	912
2014	1,244
2015	1,651
2016	—

Total	$4,436

Redeemable Convertible Preferred Stock	9 Months Ended
Sep. 30, 2012
Redeemable Convertible Preferred Stock

Note 15—Redeemable Convertible Preferred Stock

As of September 30, 2012, there were 64,831,831 shares of Convertible Preferred Stock, $0.01 par value per share, or the Convertible Preferred Stock, outstanding, which was issued in exchange for aggregate cash consideration of $50.0 million. In conjunction with the application of fresh start accounting, the fair value of the Convertible Preferred Stock was $56.4 million upon emergence. See Note 17, Subsequent Events, for further discussion on additional Convertible Preferred Stock issued in October 2012.

Our Second Amended and Restated Certificate of Incorporation (the “Charter”) authorizes the issuance of up to 80,000,000 shares of preferred stock, in one or more series and with such rights, preferences, privileges and restrictions, including voting rights, redemption provisions (including sinking fund provisions), dividend rights, dividend rates, liquidation rates, liquidation preferences and conversion rights, as our board of directors may determine without further action by the holders of common stock.

Holders of our Convertible Preferred Stock are entitled to receive cumulative dividends at a rate of 6% per annum consisting of (i) cash dividends at the rate of 4% paid quarterly in arrears, and (ii) accreting dividends accruing at the rate of 2% per annum (the “Convertible Preferred Dividends”). For the three months ended September 30, 2012, and the period from February 24, 2012 through September 30, 2012, the company recorded preferred stock dividends of $0.8 million and $1.8 million. In the period from February 24, 2012 through September 30, 2012, $1.1 million was paid in cash and $0.7 million of accreting dividends are included in Convertible Preferred Stock as of September 30, 2012.

With the exception of the dividends to be paid out to holders of our Convertible Preferred Stock, the Company does not intend to declare or pay cash dividends in the foreseeable future. Any determination to pay dividends to holders of our common stock will be at the discretion of our board of directors. The payment of cash dividends is restricted under the terms of our Amended and Restated Senior Secured Term Loan Agreement and the indenture governing the Notes.

Upon the occurrence of the Conversion Date (as defined in the Charter), each share of Convertible Preferred Stock will automatically convert into such number of fully paid and non-assessable shares of Class A Common Stock as is determined by dividing the Convertible Preferred Original Issue Price (as defined in the Charter) by the then applicable Convertible Preferred Conversion Price (as defined in the Charter). In connection with any such conversion, the Company will also pay (i) any accrued but unpaid Convertible Preferred Dividends on any shares of Convertible Preferred Stock being converted (including, without limitation, any accreting dividends not previously paid), which amounts will be paid in cash out of funds legally available therefore if such payment would not violate any covenants imposed by agreements entered into in good faith governing the indebtedness of the Company and its subsidiaries, or, to the extent not so permitted or so available, in shares of Class A Common Stock, based on the fair market value of such common stock at such time, and (ii) in cash, the value of any fractional share of Class A Common Stock otherwise issuable to any such Convertible Preferred Stockholder.

To the extent not previously converted to common stock, the Company will redeem all the outstanding shares of Convertible Preferred Stock on the fifteenth anniversary of the date of first issuance at a price per share payable in cash and equal to the Convertible Preferred Original Issue Price plus accrued and unpaid Convertible Preferred Dividends in respect thereof. See Note 17, Subsequent Events, for further discussion on additional Convertible Preferred Stock issued in October 2012.

The Company initially recorded the redeemable convertible preferred stock at its fair value based on the option pricing model stated above. Since the initial measurement and recording of the redeemable convertible preferred stock is greater than its redemption value, the Company would assess the probability of redemption at each reporting date. As of September 30, 2012, the preferred stock is not currently redeemable and ultimate redemption is not currently probable, since the redemption would only occur if the preferred stock is still outstanding in 15 years. In addition, the preferred stock will likely convert to common shares prior to that date. At such time that redemption was deemed probable, the Company would adjust the carrying value to its redemption value with the offsetting adjustment to additional paid in capital. Further, upon a conversion of the preferred stock into common shares, the carrying value of the preferred stock would be reclassified to common stock and additional paid in capital on that date.

Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Operations

Operations

William Lyon Homes, a Delaware corporation, and subsidiaries (the “Company”) are primarily engaged in designing, constructing and selling single family detached and attached homes in California, Arizona and Nevada.

Operations

William Lyon Homes, a Delaware corporation, and its subsidiaries (the “Company”) are primarily engaged in designing, constructing and selling single family detached and attached homes in California, Arizona and Nevada.

Basis of Presentation

Basis of Presentation

The unaudited condensed consolidated financial statements of the Company have been prepared in accordance with U.S. generally accepted accounting principles for interim financial information and in accordance with the rules and regulations of the Securities and Exchange Commission. The consolidated financial statements do not include all of the information and footnotes required by U.S. generally accepted accounting principles for complete financial statements. We applied the accounting under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 852 (“ASC 852”), “Reorganizations,” as of February 24, 2012 (see Note 3). Therefore, our condensed consolidated balance sheet as of September 30, 2012, which is referred to as that of the “Successor”, includes adjustments resulting from the reorganization and application of ASC 852 and is not comparable to our balance sheet as of December 31, 2011, which is referred to as that of the “Predecessor”. References to the “Successor” in the unaudited condensed consolidated financial statements and the notes thereto refer to the Company after giving effect to the reorganization and application of ASC 852. References to the “Predecessor” refer to the Company prior to the reorganization and application of ASC 852.

The interim condensed consolidated financial statements have been prepared in accordance with the Company’s accounting practices. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for presentation in accordance with U.S. generally accepted accounting principles have been included. Operating results for the three months ended September 30, 2012, the period from January 1, 2012 through February 24, 2012, and the period from February 25, 2012 through September 30, 2012 are not necessarily indicative of the results that may be expected for the year ending December 31, 2012.

The preparation of the Company’s financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities as of September 30, 2012 and December 31, 2011 and revenues and expenses for the three months ended September 30, 2012 and 2011, period from January 1, 2012 through February 24, 2012, and period from February 25, 2012 through September 30, 2012. Accordingly, actual results could differ from those estimates. The significant accounting policies using estimates include real estate inventories and cost of sales, impairment of real estate inventories, warranty reserves, loss contingencies, sales and profit recognition, accounting for variable interest entities, and fresh start accounting. The current economic environment increases the uncertainty inherent in these estimates and assumptions.

The condensed consolidated financial statements include the accounts of the Company and all majority-owned and controlled subsidiaries and joint ventures, and certain joint ventures and other entities which have been determined to be variable interest entities in which the Company is considered the primary beneficiary (see Note 5). Investments in joint ventures which have not been determined to be variable interest entities in which the Company is considered the primary beneficiary are accounted for using the equity method because the Company has a 50% or less voting and economic interest (and thus such joint ventures are not controlled by the Company). The accounting policies of the joint ventures are substantially the same as those of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Basis of Presentation

The consolidated financial statements include the accounts of the Company and all majority-owned and controlled subsidiaries and joint ventures, and certain joint ventures and other entities which have been determined to be variable interest entities in which the Company is considered the primary beneficiary (see Note 3). Investments in joint ventures which have not been determined to be variable interest entities in which the Company is considered the primary beneficiary are accounted for using the equity method because the Company has a 50% or less voting or economic interest (and thus such joint ventures are not controlled by the Company). The accounting policies of the joint ventures are substantially the same as those of the Company. All significant intercompany accounts and transactions have been eliminated in consolidation.

Real Estate Inventories

Real Estate Inventories

Real estate inventories are carried at cost net of impairment losses, if any. Real estate inventories consist primarily of land deposits, lots under development, finished lots, homes under construction, completed homes and model homes projects. All direct and indirect land costs, offsite and onsite improvements and applicable interest and other carrying charges are capitalized to real estate projects during periods when the project is under development. Land, offsite costs and all other common costs are allocated to land parcels benefited based upon relative fair values before construction. Onsite construction costs and related carrying charges (principally interest and property taxes) are allocated to the individual homes within a phase based upon the relative sales value of the homes. The Company relieves its accumulated real estate inventories through cost of sales for the estimated cost of homes sold. Selling expenses and other marketing costs are expensed in the period incurred. A provision for warranty costs relating to the Company’s limited warranty plans is included in cost of sales and accrued expenses at the time the sale of a home is recorded. The Company generally reserves approximately one to one and one quarter percent of the sales price of its homes against the possibility of future charges relating to its one-year limited warranty and similar potential claims. Factors that affect the Company’s warranty liability include the number of homes under warranty, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Changes in the Company’s warranty liability for the period from February 25, 2012 through September 30, 2012, January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Warranty liability, beginning of period	$14,000	$14,314	$16,341
Warranty provision during period	1,649	187	1,753
Warranty payments during period	(1,944)	(845)	(3,407)
Warranty charges related to pre-existing warranties during period	427	199	(79)
Fresh start adjustment	—	145	—

Warranty liability, end of period	$14,132	$14,000	$14,608

Interest incurred under the Term Loan, the Senior Subordinated Notes, and other notes payable, as more fully discussed in Note 10, is capitalized to qualifying real estate projects under development. Any additional interest charges related to real estate projects not under development are expensed in the period incurred. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company incurred interest of $8.7 million, $22.3 million, and $7.1 million, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company capitalized interest of $6.2 million, $15.0 million, and $4.6 million, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, the Company recorded $2.5 million, $7.3 million, and $2.5 million, respectively, of interest expense. During the three and nine months ended September 30, 2011, the Company incurred $15.9 million and $45.8 million, capitalized $7.9 million and $27.8 million and recorded $8.0 million and $18.0 million of interest expense, respectively. During the three months ended September 30, 2012, the period from February 25, 2012 through September 30, 2012, and the period from January 1, 2012 through February 24, 2012, cash paid for interest was $6.3 million, $18.1 million, and $8.9 million, respectively. During the three and nine months ended September 30, 2011, cash paid for interest was $10.7 million and $39.5 million, respectively.

Real Estate Inventories and Related Indebtedness

Real estate inventories are carried at cost net of impairment losses, if any. Real estate inventories consist primarily of land deposits, raw land, lots under development, finished lots, homes under construction, completed homes and model homes of real estate projects. All direct and indirect land costs, offsite and onsite improvements and applicable interest and other carrying charges are capitalized to real estate projects during periods when the project is under development. Land, offsite costs and all other common costs are allocated to land parcels benefited based upon relative fair values before construction. Onsite construction costs and related carrying charges (principally interest and property taxes) are allocated to the individual homes within a phase based upon the relative sales value of the homes. The Company relieves its real estate inventories through cost of sales for the estimated cost of homes sold. Selling expenses and other marketing costs are expensed in the period incurred. A provision for warranty costs relating to the Company’s limited warranty plans is included in cost of sales and accrued expenses at the time the sale of a home is recorded. The Company generally reserves one percent of the sales price of its homes against the possibility of future charges relating to its one-year limited warranty and similar potential claims. Factors that affect the Company’s warranty liability include the number of homes under warranty, historical and anticipated rates of warranty claims, and cost per claim. The Company periodically assesses the adequacy of its recorded warranty liability and adjusts the amounts as necessary. Substantially all of the Company’s warranty liability was subject to compromise at December 31, 2011. Changes in the Company’s warranty liability during the years ended December 31, 2009, 2010 and 2011 are as follows (in thousands):

	December 31,
	2011	2010	2009
Warranty liability, beginning of year	$16,341	$21,365	$26,394
Warranty provision during year	2,380	2,574	2,429
Warranty payments during year	(4,699)	(8,277)	(8,727)
Warranty charges related to pre-existing warranties during year	292	679	1,269

Warranty liability, end of year	$14,314	$16,341	$21,365

Interest incurred on the Company’s debt for the years ended December 31, 2011, 2010 and 2009 is capitalized to qualifying real estate projects under development. Any additional interest charges related to real estate projects not under development are expensed in the period incurred. During the years ended December 31, 2011 and 2010, the Company recorded $24.5 million and $23.7 million, respectively, of interest expense. Per ASC 852, during the Chapter 11 proceeding, interest is accrued only to the extent that it will be paid during the proceeding or that it is probable that it will be an allowed claim. Therefore, the Company did not accrue interest on the Senior Notes and therefore did not capitalize interest related to unsecured debt, which amounts were immaterial.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost and depreciated using the straight-line method over their estimated useful lives ranging from three to fifteen years. Leasehold improvements are stated at cost and are amortized using the straight-line method over the shorter of either their estimated useful lives or term of the lease. As of December 31, 2011 and 2010, the net book value of property, plant and equipment was $1.0 million and $1.2 million, respectively, with accumulated depreciation of $3.2 million and $4.8 million respectively, all of which is included in “Other assets” in the accompanying consolidated balance sheet.

Deferred Loan Costs		Deferred Loan Costs Deferred loan costs are amortized over the term of the applicable loans using a method which approximates the effective interest method.
Sales and Profit Recognition

Sales and Profit Recognition

A sale is recorded and profit recognized when a sale is consummated, the buyer’s initial and continuing investments are adequate, any receivables are not subject to future subordination, and the usual risks and rewards of ownership have been transferred to the buyer in accordance with the provisions of FASB ASC Topic 360-20, Property, Plant and Equipment, Real Estate Sales. When it is determined that the earnings process is not complete, profit is deferred for recognition in future periods.

Construction Services

Construction Services

The Company accounts for construction management agreements using the Percentage of Completion Method in accordance with FASB ASC Topic 605 Revenue Recognition (“ASC 605”). Under ASC 605, the Company records revenues and expenses as a contracted project progresses, and based on the percentage of costs incurred to date compared to the total estimated costs of the contract.

The Company entered into construction management agreements to build, sell and market homes in certain communities. For such services, the Company will receive fees (generally 3 to 5 percent of the sales price, as defined) and may, under certain circumstances, receive additional compensation if certain financial thresholds are achieved.

Construction Services

The Company accounts for construction management agreements using the Percentage of Completion Method in accordance with FASB ASC Topic 605 Revenue Recognition. Under ASC 605, the Company records revenues and expenses as work on a contract progresses, and based on the percentage of costs incurred to date compared to the total estimated costs of the contract. Based on the provisions of ASC 605, the Company has recorded construction services revenues and expenses of $19.8 million and $18.2 million, respectively, for the year ended December 31, 2011, $10.6 million and $7.8 million, respectively, for the year ended December 31, 2010, and $34.1 million and $28.5 million, respectively, for the year ended December 31, 2009, in the accompanying consolidated statement of operations.

The Company entered into construction management agreements to build, sell and market homes. For such services, the Company will receive fees (generally 3 to 5 percent of the sales price, as defined) and may, under certain circumstances, receive additional compensation if certain financial thresholds are achieved.

Financial Instruments

Financial Instruments

Financial instruments that potentially subject the Company to concentrations of credit risk are primarily cash investments, receivables, and deposits. The Company typically places its cash investments in investment grade short-term instruments. Deposits, included in other assets, are due from municipalities or utility companies and are generally collected from such entities through fees assessed to other developers.

The Company is an issuer of, or subject to, financial instruments with off-balance sheet risk in the normal course of business which exposes it to credit risks. These financial instruments include letters of credit and obligations in connection with assessment district bonds. These off-balance sheet financial instruments are described in more detail in Note 12.

Cash and Cash Equivalents

Cash and Cash Equivalents

Short-term investments with a maturity of three months or less when purchased are considered cash equivalents. The Company’s cash and cash equivalents balance exceeds federally insurable limits as of September 30, 2012. The Company monitors the cash balances in its operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Cash and Cash Equivalents

Short-term investments with a maturity of three months or less when purchased are considered cash equivalents. The Company’s cash and cash equivalents balance exceeds federally insurable limits as of December 31, 2011. The Company monitors the cash balances in its operating accounts and adjusts the cash balances as appropriate; however, these cash balances could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or lack of access to cash in its operating accounts.

Restricted Cash

Restricted Cash

Restricted cash consists of deposits made by the Company to a bank account as collateral for the use of letters of credit to guarantee the Company’s financial obligations under certain other contractual arrangements in the normal course of business. Under the terms of the Amended Term Loan disclosed in Note 10, all of the Company’s standby letters of credit are secured by cash and cash equivalents.

Restricted Cash

Restricted cash consists of deposits made by the Company to a bank account as collateral for the use of letters of credit to guarantee the Company’s financial obligations under certain land banking arrangements and other contractual arrangements in the normal course of business. Under the terms of the Term Loan disclosed in Note 7, all of the Company’s standby letters of credit are secured by cash.

Use of Estimates

Use of Estimates

The preparation of the Company’s financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of the assets and liabilities as of December 31, 2011 and 2010 and revenues and expenses for each of the three years in the period ended December 31, 2011. Accordingly, actual results could differ from those estimates. The significant accounting policies using estimates include real estate inventories and cost of sales, impairment of real estate inventories, warranty reserves, loss contingencies, sales and profit recognition, and accounting for variable interest entities. The current economic environment increases the uncertainty inherent in these estimates and assumptions.

Impact of New Accounting Pronouncements

Impact of New Accounting Pronouncements

In 2011, the FASB issued ASU 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. This ASU represents the converged guidance of the FASB and the IASB (the Boards) on fair value measurement and results in common requirements for measuring fair value and for disclosing information about fair value measurements, including a consistent meaning of the term “fair value.” Our adoption of these new provisions of ASU 2011-04 on January 1, 2012 did not have an impact on our condensed consolidated financial statements.

Impact of New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs (“ASU 2011-04”). ASU 2011-04 amends ASC 820, Fair Value Measurements (“ASC 820”), providing a consistent definition and measurement of fair value, as well as similar disclosure requirements between U.S. GAAP and International Financial Reporting Standards. ASU 2011-04 changes certain fair value measurement principles, clarifies the application of existing fair value measurement and expands the ASC 820 disclosure requirements, particularly for Level 3 fair value measurements. ASU 2011-04 is effective for interim and annual periods beginning after December 15, 2011. Our adoption of ASU 2011-04 is not expected to have a material effect on our consolidated financial statements.

In June 2011, the FASB issued an update to existing guidance on the presentation of comprehensive income. This update requires the presentation of the components of net income and other comprehensive income either in a single continuous statement or in two separate but consecutive statements. In addition, companies are also required to present reclassification adjustments for items that are reclassified from other comprehensive income to net income on the face of the financial statements. In December 2011, the FASB issued an accounting update to defer the effective date for presentation of reclassification of items out of accumulated other comprehensive income to net income. These updates are effective for fiscal years and interim periods beginning after December 15, 2011 with early adoption permitted. We do not anticipate the FASB update to have a material effect on our results of operations, financial position or cash flows.

Reclassifications		Reclassifications Certain balances have been reclassified in order to conform to current year presentation.
Income (Loss) Per Share

Income (loss) per share

The Company computes income (loss) per share in accordance with ASC Topic 260, Earnings per Share, which requires income (loss) per share for each class of stock to be calculated using the two-class method. The two-class method is an allocation of income (loss) between the holders of common stock and a company’s participating security holders.

Basic income (loss) per common share is computed by dividing income or loss available to common stockholders by the weighted average number of shares of common stock outstanding. For purposes of determining diluted income (loss) per common share, basic income (loss) per common share is further adjusted to include the effect of potential dilutive common shares outstanding.

All potentially dilutive shares related to the warrant to purchase 15,737,294 shares of Class B Common Stock were excluded from the diluted loss per share calculations for the three months ended September 30, 2012 and the period from February 25, 2012 through September 30, 2012 because the effect of their inclusion would be antidilutive, or would decrease the reported loss per share.

Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Changes in the Warranty Liability

Changes in the Company’s warranty liability for the period from February 25, 2012 through September 30, 2012, January 1, 2012 through February 24, 2012, and the nine months ended September 30, 2011 are as follows (in thousands):

	Successor	Predecessor
	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Warranty liability, beginning of period	$14,000	$14,314	$16,341
Warranty provision during period	1,649	187	1,753
Warranty payments during period	(1,944)	(845)	(3,407)
Warranty charges related to pre-existing warranties during period	427	199	(79)
Fresh start adjustment	—	145	—

Warranty liability, end of period	$14,132	$14,000	$14,608

Changes in the Company’s warranty liability during the years ended December 31, 2009, 2010 and 2011 are as follows (in thousands):

	December 31,
	2011	2010	2009
Warranty liability, beginning of year	$16,341	$21,365	$26,394
Warranty provision during year	2,380	2,574	2,429
Warranty payments during year	(4,699)	(8,277)	(8,727)
Warranty charges related to pre-existing warranties during year	292	679	1,269

Warranty liability, end of year	$14,314	$16,341	$21,365

Chapter 11 Proceedings and Plans of Management (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fresh Start Condensed Consolidated Balance Sheet

The following fresh start condensed consolidated balance sheet presents the implementation of the Plan and the adoption of fresh start accounting as of the Effective Date. Reorganization adjustments have been recorded within the condensed consolidated balance sheet to reflect the effects of the Plan, including discharge of liabilities subject to compromise and the adoption of fresh start accounting in accordance with FASB ASC 852.

WILLIAM LYON HOMES

CONDENSED CONSOLIDATED BALANCE SHEETS

(in thousands except number of shares and par value per share)

(unaudited)

	February 24, 2012
	Predecessor	Plan of Reorganization Adjustments		Fresh Start Accounting Adjustments		Successor
ASSETS
Cash and cash equivalents	$12,787	$67,746	(a)	$—		$80,533
Restricted cash	852	—		—		852
Receivables	12,790	—		(996	)(m)	11,794
Real estate inventories
Owned	405,632	4,029	(b)	(1,198	)(n)	408,463
Not owned	46,158	—		—		46,158
Property & equipment, net	962	—		(421	)(o)	541
Deferred loan costs	8,258	(5,767	)(c)	—		2,491
Goodwill	—	—		14,209	(p)	14,209
Intangibles	—	—		9,470	(q)	9,470
Other assets	6,307	47	(d)	—		6,354

Total assets	$493,746	$66,055		$21,064		$580,865

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$10,000	$—		$—		$10,000
Accrued expenses	31,391	—		221	(r)	31,612
Liabilities from inventories not owned	46,158	—		—		46,158
Notes payable	78,394	(5,000	)(f)	1,100	(s)	74,494
Senior Secured Term Loan due January 31, 2015	206,000	29,000	(g)	—		235,000
Senior Subordinated Secured Notes due February 25, 2017	—	75,000	(h)	—		75,000

	371,943	99,000		1,321		472,264

Liabilities subject to compromise
Accrued expenses	15,297	(15,297	)(e)	—		—
7 5/8% Senior Notes due December 15, 2012	66,704	(66,704	)(e)	—		—
10 3/4% Senior Notes due April 1, 2013	138,964	(138,964	)(e)	—		—
7 1/2% Senior Notes due February 15, 2014	77,867	(77,867	)(e)	—		—

	$298,832	$(298,832)		$—		$—

Commitments and contingencies
Redeemable convertible preferred stock	—	56,386	(i)	—		56,386
Equity (deficit):
William Lyon Homes stockholders’ equity (deficit)
Common stock, Class A	—	448	(j)	—		448
Common stock, Class B	—	315	(j)	—		315
Common stock, Class C	—	161	(j)	—		161
Common stock, Class D	—	—		—		—
Additional paid-in capital	48,867	(21,177	)(k)	15,501	(t)	43,191
Accumulated deficit	(235,584)	229,754	(l)	5,830	(u)	—

Total William Lyon Homes stockholder’s equity (deficit)	(186,717)	209,501		21,331		44,115
Noncontrolling interest	9,688	—		(1,588	)(v)	8,100

Total equity (deficit)	(177,029)	209,501		19,743		52,215

Total liabilities and equity (deficit)	$493,746	$66,055		$21,064		$580,865

Notes to Plan of Reorganization and Fresh Start Accounting Adjustments:

a	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
b	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
c	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
d	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
e	Reflects the extinguishment of liabilities subject to compromise (“LSTC”) at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
f	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.
g	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
h	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
i	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
j	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).
k	Reflects the elimination of $48.9 million of additional paid-in capital (“APIC”) relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
l	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder’s equity.
m	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
n	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an “As-Is” Basis using market comparables.
o	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an “As Is” Basis using market comparables.
p	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
q	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
r	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
s

Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.

t	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
u	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
v	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

The following pro forma fresh start condensed consolidated balance sheet presents the implementation of the Plan and the adoption of fresh start accounting as if the Company had emerged from Chapter 11 on December 31, 2011. Reorganization adjustments have been recorded within the condensed consolidated balance sheet to reflect the effects of the Plan, including discharge of liabilities subject to compromise and the adoption of fresh start accounting in accordance with FASB ASC 852.

WILLIAM LYON HOMES

PRO FORMA CONDENSED CONSOLIDATED BALANCE SHEETS

(in thousands except number of shares and par value per share)

		Unaudited
	December 31, 2011	Plan of Reorganization Adjustments		Fresh Start Accounting Adjustments		Pro forma December 31, 2011
ASSETS
Cash and cash equivalents	$20,061	$72,946	(a)	$—		$93,007
Restricted cash	852	—		—		852
Receivables	13,732	—		(996	)(m)	12,736
Real estate inventories
Owned	398,534	4,029	(b)	(1,198	)(n)	401,365
Not owned	47,408	—		—		47,408
Property & equipment, net	994	—		(421	)(o)	573
Deferred loan costs	8,810	(6,319	)(c)	—		2,491
Goodwill	—	—		9,549	(p)	9,549
Intangibles	—	—		7,333	(q)	7,333
Other assets	6,560	47	(d)	—		6,607

Total assets	$496,951	$70,703		$14,267		$581,921

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$1,436	$3,946	(f)	$—		$5,382
Accrued expenses	2,082	33,160	(f)	221	(r)	35,463
Liabilities from inventories not owned	47,408	—		—		47,408
Notes payable	74,009	—		1,100	(s)	75,109
Senior Secured Term Loan due 2015	206,000	29,000	(g)	—		235,000
Senior Subordinated Secured Notes due 2017	—	75,000	(h)	—		75,000

	330,935	141,106		1,321		473,362

Liabilities subject to compromise
Accounts payable	$3,946	$(3,946	)(f)	$—		$—
Accrued expenses	48,457	(48,457	)(e)	—		—
7 5/8% Senior Notes due December 15, 2012	66,704	(66,704	)(e)	—		—
10 3/4% Senior Notes due April 1, 2013	138,912	(138,912	)(e)	—		—
7 1/2% Senior Notes due February 15, 2014	77,867	(77,867	)(e)	—		—

	$335,886	$(335,886)		$—		$—

Commitments and contingencies
Redeemable convertible preferred stock	—	56,386	(i)	—		56,386
Equity (deficit):
William Lyon Homes stockholders’ equity (deficit)
Common stock, Class A	—	448	(j)	—		448
Common stock, Class B	—	315	(j)	—		315
Common stock, Class C	—	161	(j)	—		161
Common stock, Class D	—	—		—		—
Additional paid-in capital	48,867	(21,177	)(k)	15,501	(t)	43,191
Accumulated deficit	(228,383)	229,350	(l)	(967	)(u)	—

Total William Lyon Homes stockholder’s equity (deficit)	(179,516)	209,097		14,534		44,115
Noncontrolling interest	9,646	—		(1,588	)(v)	8,058

Total equity (deficit)	(169,870)	209,097		12,946		52,173

Total liabilities and equity (deficit)	$496,951	$70,703		$14,267		$581,921

Notes to Plan of Reorganization and Fresh Start Accounting Adjustments:

a	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
b	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
c	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
d	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
e	Reflects the extinguishment of liabilities subject to compromise (“LSTC”) at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
f	Reflects reclassification of accounts payable of $3.9 million and accrued expenses of $33.2 million that were classified as LSTC for reporting purposes at December 31, 2011, but were not extinguished at emergence.
g	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
h	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
i	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
j	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see “The Plan” above for allocation of shares).
k	Reflects the elimination of $48.9 million of additional paid-in capital (“APIC”) relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
l	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder’s equity.
m	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
n	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an “As-Is” Basis using market comparables.
o	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an “As Is” Basis using market comparables.
p	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
q	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
r	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
s	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.
t	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
u	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
v	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Schedule of Reconciliation of Enterprise Value to Reorganized Asset Value and Determination of Goodwill

Reconciliation of enterprise value to the reorganized value of the Company’s assets and determination of goodwill (in thousands):

Total enterprise value	$485,000
Add: liabilities (excluding debt and equity)	87,765
Add: noncontrolling interest	8,100

Reorganization value of assets	580,865
Fair value of assets (excluding goodwill)	566,656

Reorganization value in excess of fair value (goodwill)	$14,209

Reconciliation of enterprise value to the pro forma reorganized value of the Company’s assets and determination of goodwill (in thousands):

Total enterprise value	$485,000
Add: liabilities (excluding debt and equity)	88,863
Add: noncontrolling interest	8,058

Reorganization value of assets	581,921
Fair value of assets (excluding goodwill)	572,372

Reorganization value in excess of fair value (goodwill)	$9,549

Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Company's Consolidated Land Banking Arrangement

Summary information with respect to the Company’s consolidated land banking arrangement is as follows as of September 30, 2012 (dollars in thousands):

Total number of land banking projects	1

Total number of lots	625

Total purchase price	$161,465

Balance of lots still under option and not purchased:
Number of lots	225

Purchase price	$44,908

Forfeited deposits if lots are not purchased	$27,734

Summary information with respect to the Company’s consolidated land banking arrangement is as follows as of December 31, 2011 (dollars in thousands):

Total number of land banking projects	1

Total number of lots	625

Total purchase price	$161,465

Balance of lots still under option and not purchased:
Number of lots	225

Purchase price	$47,408

Forfeited deposits if lots are not purchased	$25,234

Segment Information (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Segment Financial Information Relating to Homebuilding Operations

Segment financial information relating to the Company’s homebuilding operations was as follows:

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
Homebuilding revenue:
Southern California	$31,287	$28,554	$56,000	$5,640	$78,840
Northern California	21,146	15,873	33,861	4,250	40,777
Arizona	10,632	3,472	32,109	4,316	11,307
Nevada	13,552	5,804	24,007	2,481	17,148

Total homebuilding revenue	$76,617	$53,703	$145,977	$16,687	$148,072

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
			(in thousands)
(Loss) income before provision for income taxes:
Southern California	$889	$(2,903)	$(1,840)	$(19,131)	$(5,031)
Northern California	4,577	(1,426)	12,169	6,195	(3,248)
Arizona	353	(4,098)	64	9,928	(5,157)
Nevada	1	(24,091)	(1,637)	(1,738)	(28,979)
Corporate	(5,343)	(7,182)	(14,318)	233,243	(19,547)

(Loss) income before provision for income taxes	$477	$(39,700)	$(5,562)	$228,497	$(61,962)

Segment financial information relating to the Company’s homebuilding operations was as follows (in thousands):

	Year Ended December 31,
	2011	2010	2009
Homebuilding revenues:
Southern California	$130,737	$206,241	$179,282
Northern California	54,141	56,095	43,211
Arizona	20,074	16,595	51,215
Nevada	21,871	15,767	35,535

Total homebuilding revenues	$226,823	$294,698	$309,243

	Year Ended December 31,
	2011	2010	2009
Homebuilding pretax (loss) income:
Southern California	$(26,406)	$(83,176)	$(57,716)
Northern California	(6,307)	(41)	(37,853)
Arizona	(95,184)	(26,887)	(21,451)
Nevada	(30,500)	(21,449)	(70,915)
Corporate	(34,491)	(4,314)	65,074

Total homebuilding pretax (loss) income	$(192,888)	$(135,867)	$(122,861)

Homebuilding Pretax (Loss) Income Includes Following Pretax Inventory and Goodwill Impairment Charges Recorded

Homebuilding pretax (loss) income includes the following pretax inventory and impairment charges recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$17,962	$2,074	$87,607	$20,671	$128,314

	Year Ended December 31, 2010
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$70,801	$3,103	$22,409	$15,547	$111,860

	Year Ended December 31, 2009
	Southern California	Northern California	Arizona	Nevada	Total
Inventory impairments	$19,518	$6,144	$—	$19,607	$45,269

Homebuilding Pretax (Loss) Income Includes Following Pretax Loss on Sales of Lots, Land and Other Recorded

Homebuilding pretax (loss) income includes the following pretax loss on sales of lots, land and other recorded in the following segments (in thousands):

	Year Ended December 31, 2011
	Southern California(1)	Northern California(1)	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$—	$—	$—	$—
Operating costs	(1,912)	(2,297)	—	(25)	(4,234)

Loss on sales of lots, land and other	$(1,912)	$(2,297)	$—	$(25)	$(4,234)

	Year Ended December 31, 2010
	Southern California(1)	Northern California	Arizona	Nevada(1)	Total
(Loss) gain on sales of lots, land and other
Operating revenue	$—	$17,204	$—	$—	$17,204
Operating costs	(6,001)	(14,334)	—	(91)	(20,426)

Loss on sales of lots, land and other	$(6,001)	$2,870	$—	$(91)	$(3,222)

	Year Ended December 31, 2009
	Southern California	Northern California(1)	Arizona	Nevada	Total
Loss on sales of lots, land and other
Operating revenue	$3,250	$—	$11,595	$6,375	$21,220
Operating costs	(27,294)	(29,410)	(25,588)	(49,348)	(131,640)

Loss on sales of lots, land and other	$(24,044)	$(29,410)	$(13,993)	$(42,973)	$(110,420)

(1)	Consists of write-off of land option deposits and pre-acquisition costs.

Consists of Write-Off of Land Option Deposits and Pre-Acquisition Costs

	Successor	Predecessor
	September 30, 2012	December 31, 2011
	(in thousands)
Homebuilding assets:
Southern California	$188,787	$182,781
Northern California	31,714	105,298
Arizona	161,423	129,920
Nevada	45,870	42,183
Corporate(1)	101,763	36,769

Total homebuilding assets	$529,557	$496,951

(1)	Comprised primarily of cash and cash equivalents, restricted cash, receivables, deferred loan costs, unallocated goodwill and other assets.

	December 31,
	2011	2010
Homebuilding assets:
Southern California	$182,781	$239,510
Northern California	105,298	60,542
Arizona	129,920	194,635
Nevada	42,183	58,827
Corporate(1)	36,769	95,490

Total homebuilding assets	$496,951	$649,004

(1)	Comprised primarily of cash and receivables.

Receivables (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Other Receivables

Receivables consist of the following (in thousands):

	December 31,
	2011	2010
Secured promissory note from affiliate, sale of aircraft	$6,188	$6,188
Development costs receivable from municipality	3,100	3,100
Construction management fee receivable	1,207	779
Escrow proceeds receivable	1,388	4,328
First trust deed mortgage notes receivable	310	316
Property tax refund receivable	—	1,173
Other receivables	1,539	2,615

	$13,732	$18,499

Real Estate Inventories (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Summary of Real Estate Inventories

Real estate inventories consist of the following (in thousands):

	Successor	Predecessor
	September 30, 2012	December 31, 2011
Inventories owned:
Land deposits	$34,957	$26,939
Land and land under development	275,949	267,348
Homes completed and under construction	49,522	90,824
Model homes	8,718	13,423

Total	$369,146	$398,534

Inventories not owned:(1)
Other land options contracts—land banking arrangement	$44,908	$47,408

(1)	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement and has been consolidated. Amounts are net of deposits.

Real estate inventories consist of the following (in thousands):

	December 31,
	2011	2010
Inventories owned:(1)
Land deposits	$26,939	$27,939
Land and land under development	267,348	298,677
Homes completed and under construction	90,824	114,592
Model homes	13,423	47,698

Total	$398,534	$488,906

Inventories not owned:(2)
Other land options contracts	$47,408	$55,270

Total inventories not owned	$47,408	$55,270

(1)	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
(2)	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.

Summary of Inventory Impairments

The following table summarizes inventory impairments recorded during the years ended December 31, 2011, 2010 and 2009:

	Year Ended December 31,
	2011	2010	2009
	(Dollars in thousands)
Inventory impairments related to:
Land under development and homes completed and under construction	$34,835	$80,197	$31,916
Land held for future development or sold	93,479	31,663	13,353

Total inventory impairments	$128,314	$111,860	$45,269

Number of projects impaired during the year	16	14	13

Number of projects assessed for impairment during the year	42	73	67

Notes Payable and Senior Notes (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Details of Notes Payable and Senior Notes

Notes payable consist of the following (in thousands):

	September 30, 2012	December 31, 2011
Notes payable:
Notes payable	$10,961	$74,009

Senior Notes:
Senior Secured Term Loan due January 31, 2015	235,000	206,000
Senior Subordinated Secured Notes due February 15, 2017	75,916	—
7 5/8% Senior Notes due December 15, 2012	—	66,704
10 3/4% Senior Notes due April 1, 2013	—	138,912
7 1/2% Senior Notes due February 15, 2014	—	77,867

Total Senior Notes	310,916	489,483

Total notes payable and Senior Notes	$321,877	$563,492

Notes payable and Senior Notes consist of the following (in thousands):

	December 31,
	2011	2010
Notes payable:
Construction notes payable	$74,009	$30,541

Senior Notes:
Senior Secured Term Loan due October 20, 2014	206,000	206,000
7 5/8% Senior Notes due December 15, 2012(1)	66,704	66,704
10 3/4% Senior Notes due April 1, 2013(1)	138,912	138,619
7 1/2% Senior Notes due February 15, 2014(1)	77,867	77,867

Total Senior Notes	489,483	489,190

Total notes payable and Senior Notes	$563,492	$519,731

(1)	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Maturities of Notes Payable and Senior Notes

Maturities of the notes payable and Senior Notes are as follows. The maturities in this table are based on the amended terms of the notes in accordance with the Company’s reorganization:

Year Ended December 31,	(in thousands)
2012	$60,695
2013	10,999
2014	2,000
2015	235,800
2016	—

Principal Amounts of Senior Notes Outstanding

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

On December 31, 2011, the Senior Notes had the following principal amounts outstanding (in thousands):

December 31, 2011
7 5/8% Senior Notes due December 15, 2012	$66,704
10 3/4% Senior Notes due April 1, 2013	138,912
7 1/2% Senior Notes due February 15, 2014	77,867

$283,483

Condensed Consolidating Balance Sheet

CONDENSED CONSOLIDATING BALANCE SHEET

(Unaudited)

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$71,619	$56	$2,770	$—	$74,445
Restricted cash	—	887	—	—	—	887
Receivables	—	9,155	298	3,856	—	13,309
Real estate inventories
Owned	—	298,128	—	71,018	—	369,146
Not owned	—	44,908	—	—	—	44,908
Deferred loan costs	—	1,992	—	—	—	1,992
Goodwill	—	14,209	—	—	—	14,209
Intangibles	—	4,436	—	—	—	4,436
Other assets	—	5,779	128	318	—	6,225
Investments in subsidiaries	45,206	(61,904)	—	—	16,698	—
Intercompany receivables	—	—	206,220	18,897	(225,117)	—

Total assets	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$10,502	$89	$896	$—	$11,487
Accrued expenses	—	36,596	224	404	—	37,224
Liabilities from inventories not owned	—	44,908	—	—	—	44,908
Notes payable	—	(163)	—	11,124	—	10,961
Senior Secured Term Loan	—	235,000	—	—	—	235,000
Senior Subordinated Secured Notes	—	75,916	—	—	—	75,916
Intercompany payables	—	90,564	—	134,553	(225,117)	—

Total liabilities	—	493,323	313	146,977	(225,117)	415,496
Redeemable convertible preferred stock		57,069				57,069
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	45,206	(161,183)	206,389	(61,904)	16,698	45,206
Noncontrolling interest	—	—	—	11,786	—	11,786

Total liabilities and equity (deficit)	$45,206	$389,209	$206,702	$96,859	$(208,419)	$529,557

CONDENSED CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND EQUITY (DEFICIT)
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING BALANCE SHEET

(DEBTOR-IN-POSSESSION)

December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$14,333	$47	$5,681	$—	$20,061
Restricted cash	—	852	—	—	—	852
Receivables	—	9,897	310	3,525	—	13,732
Real estate inventories
Owned	—	278,939	—	119,595	—	398,534
Not owned	—	47,408	—	—	—	47,408
Deferred loan costs	—	8,810	—	—	—	8,810
Other assets	—	6,671	159	724	—	7,554
Investments in subsidiaries	(179,516)	(85,714)	—	—	265,230	—
Intercompany receivables	—	—	203,517	12	(203,529)	—

Total assets	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

LIABILITIES AND (DEFICIT) EQUITY
Liabilities not subject to compromise
Accounts payable	$—	$1,436	$—	$—	$—	$1,436
Accrued expenses	—	2,082	—	—	—	2,082
Liabilities from inventories not owned	—	47,408	—	—	—	47,408
Notes payable	—	3,010	—	70,999	—	74,009
Senior Secured Term Loan	—	206,000	—	—	—	206,000
Intercompany payables	—	71,459	—	132,070	(203,529)	—

	—	331,395	—	203,069	(203,529)	330,935
Liabilities subject to compromise
Accounts payable	—	2,560	38	1,348	—	3,946
Accrued expenses	—	47,051	218	1,188	—	48,457
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,912	—	—	—	138,912
7 1/2% Senior Notes	—	77,867	—	—	—	77,867

	—	333,094	256	2,536	—	335,886

Total liabilities	—	664,489	256	205,605	(203,529)	666,821
(Deficit) equity
William Lyon Homes stockholders’ (deficit) equity	(179,516)	(383,293)	203,777	(85,714)	265,230	(179,516)
Noncontrolling interest	—	—	—	9,646	—	9,646

Total liabilities and (deficit) equity	$(179,516)	$281,196	$204,033	$129,537	$61,701	$496,951

CONSOLIDATING BALANCE SHEET

December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
ASSETS
Cash and cash equivalents	$—	$69,499	$131	$1,656	$—	$71,286
Restricted cash	—	641	—	—	—	641
Receivables	—	15,034	316	3,149	—	18,499
Real estate inventories
Owned	—	478,010	—	10,896	—	488,906
Not owned	—	55,270	—	—	—	55,270
Deferred loan costs	—	12,404	—	—	—	12,404
Other assets	—	1,842	156	—	—	1,998
Investments in subsidiaries	13,814	3,286	—	—	(17,100)	—
Intercompany receivables	—	—	203,480	12	(203,492)	—

Total assets	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	$—	$6,221	$27	$656	$—	$6,904
Accrued expenses	—	41,435	216	71	—	41,722
Liabilities from inventories not owned	—	55,270	—	—	—	55,270
Notes payable	—	30,541	—	—	—	30,541
Senior Secured Term Loan	—	206,000	—	—	—	206,000
7 5/8% Senior Notes	—	66,704	—	—	—	66,704
10 3/4% Senior Notes	—	138,619	—	—	—	138,619
7 1/2% Senior Notes	—	77,867	—	—	—	77,867
Intercompany payables	—	203,355	—	137	(203,492)	—

Total liabilities	—	826,012	243	864	(203,492)	623,627
Equity (deficit)
William Lyon Homes stockholders’ equity (deficit)	13,814	(190,026)	203,840	3,286	(17,100)	13,814
Noncontrolling interest	—	—	—	11,563	—	11,563

Total liabilities and equity (deficit)	$13,814	$635,986	$204,083	$15,713	$(220,592)	$649,004

Condensed Consolidating Statement of Operations

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$68,008	$10,629	$7,305	$—	$85,942
Construction services	—	7,045	—	—	—	7,045
Management fees	—	278	—	—	(278)	—

	—	75,331	10,629	7,305	(278)	92,987

Operating costs
Cost of sales	—	(57,050)	(8,912)	(5,111)	278	(70,795)
Construction services	—	(6,410)	—	—	—	(6,410)
Sales and marketing	—	(3,219)	(643)	(310)	—	(4,172)
General and administrative	—	(7,008)	(70)	(2)	—	(7,080)
Other	—	(588)	—	(357)	—	(945)

	—	(74,275)	(9,625)	(5,780)	278	(89,402)

(Loss) income from subsidiaries	(752)	1,158	—	—	(406)	—

Operating (loss) income	(752)	2,214	1,004	1,525	(406)	3,585
Interest expense, net of amounts capitalized	—	(2,350)	—	(141)	—	(2,491)
Other income (expense), net	—	160	(53)	(12)	—	95

(Loss) income before reorganization items and provision for income taxes	(752)	24	951	1,372	(406)	1,189
Reorganization items	—	(712)	—	—	—	(712)

(Loss) income before provision for income taxes	(752)	(688)	951	1,372	(406)	477
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(752)	(699)	951	1,372	(406)	466
Less: Net income attributable to noncontrolling interest	—	—	—	(1,218)	—	(1,218)

Net (loss) income attributable to William Lyon Homes	(752)	(699)	951	154	(406)	(752)
Preferred stock dividends	(755)	—	—	—	—	(755)

Net (loss) income available to common stockholders	$(1,507)	$(699)	$951	$154	$(406)	$(1,507)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Three Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$49,199	$3,472	$1,032	$—	$53,703
Construction services	—	6,027	—	—	—	6,027
Management fees	—	48	—	—	(48)	—

	—	55,274	3,472	1,032	(48)	59,730

Operating costs
Cost of sales—homes	—	(42,577)	(3,195)	(921)	48	(46,645)
Impairment loss of real estate assets		(24,896)				(24,896)
Construction services	—	(5,611)	—	—	—	(5,611)
Sales and marketing	—	(3,704)	(257)	(226)	—	(4,187)
General and administrative	—	(4,662)	(103)	—	—	(4,765)
Other	—	(499)	—	(366)	—	(865)

	—	(81,949)	(3,555)	(1,513)	48	(86,969)

Equity in income of unconsolidated joint ventures	—	(71)	—	—	—	(71)
(Loss) income from subsidiaries	(39,634)	(707)	—	—	40,341	—

Operating (loss) income	(39,634)	(27,453)	(83)	(481)	40,341	(27,310)
Interest expense, net of amounts capitalized	—	(7,814)	—	(192)	—	(8,006)
Other income (expense), net	—	494	(35)	(17)	—	442

(Loss) income before reorganization items and provision for income taxes	(39,634)	(34,773)	(118)	(690)	40,341	(34,874)
Reorganization items	—	(4,826)	—	—	—	(4,826)

(Loss) income before provision for income taxes	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Provision for income taxes	—	—	—	—	—	—

Net (loss) income	(39,634)	(39,599)	(118)	(690)	40,341	(39,700)
Less: Net loss attributable to noncontrolling interest	—	—	—	66	—	66

Net (loss) income attributable to William Lyon Homes	$(39,634)	$(39,599)	$(118)	$(624)	$40,341	$(39,634)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Sales	$—	$111,159	$32,105	$102,838	$—	$246,102
Construction services	—	16,473	—	—	—	16,473
Management fees	—	534	—	—	(534)	—

	—	128,166	32,105	102,838	(534)	262,575

Operating costs
Cost of sales	—	(94,003)	(27,737)	(93,924)	534	(215,130)
Construction services	—	(15,061)	—	—	—	(15,061)
Sales and marketing	—	(6,493)	(1,679)	(663)	—	(8,835)
General and administrative	—	(18,767)	(186)	(6)	—	(18,959)
Other	—	(1,713)	(2)	(687)	—	(2,402)

	—	(136,037)	(29,604)	(95,280)	534	(260,387)

(Loss) income from subsidiaries	(7,611)	8,620	—	—	(1,009)	—

Operating (loss) income	(7,611)	749	2,501	7,558	(1,009)	2,188
Interest expense, net of amounts capitalized	—	(6,970)	—	(357)	—	(7,327)
Other income, net	—	562	(45)	954	—	1,471

(Loss) income before reorganization items and provision for income taxes	(7,611)	(5,659)	2,456	8,155	(1,009)	(3,668)
Reorganization items	—	(1,895)	1	—	—	(1,894)

(Loss) income before provision for income taxes	(7,611)	(7,554)	2,457	8,155	(1,009)	(5,562)
Provision for income taxes	—	(11)	—	—	—	(11)

Net (loss) income	(7,611)	(7,565)	2,457	8,155	(1,009)	(5,573)
Less: Net income attributable to noncontrolling interest	—	—	—	(2,038)	—	(2,038)

Net (loss) income attributable to William Lyon Homes	(7,611)	(7,565)	2,457	6,117	(1,009)	(7,611)
Preferred stock dividends	(1,798)	—	—	—	—	(1,798)

Net (loss) income available to common stockholders	$(9,409)	$(7,565)	$2,457	$6,117	$(1,009)	$(9,409)

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$10,024	$4,316	$2,347	$—	$16,687
Construction services	—	8,883	—	—	—	8,883
Management fees	—	110	—	—	(110)	—

	—	19,017	4,316	2,347	(110)	25,570

Operating costs
Cost of sales—homes	—	(8,819)	(3,820)	(2,069)	110	(14,598)
Construction services	—	(8,223)	—	—	—	(8,223)
Sales and marketing	—	(1,496)	(260)	(188)	—	(1,944)
General and administrative	—	(3,246)	(56)	—	—	(3,302)
Other	—	(16)	—	(171)	—	(187)

	—	(21,800)	(4,136)	(2,428)	110	(28,254)

Income (loss) from subsidiaries	228,383	11,536	—	—	(239,919)	—

Operating income (loss)	228,383	8,753	180	(81)	(239,919)	(2,684)
Interest expense, net of amounts capitalized	—	(2,407)	—	(100)	—	(2,507)
Other income (expense), net	—	266	(25)	(11)	—	230

Income (loss) before reorganization items and provision for income taxes	228,383	6,612	155	(192)	(239,919)	(4,961)
Reorganization items	—	221,796	(1)	11,663	—	233,458

Income (loss) before provision for income taxes	228,383	228,408	154	11,471	(239,919)	228,497
Provision for income taxes	—	—	—	—	—	—

Net income (loss)	228,383	228,408	154	11,471	(239,919)	228,497
Less: Net income attributable to noncontrolling interest	—	—	—	(114)	—	(114)

Net income (loss) attributable to William Lyon Homes	$228,383	$228,408	$154	$11,357	$(239,919)	$228,383

CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating revenue
Home sales	$—	$132,111	$11,307	$4,654	$—	$148,072
Construction services	—	13,579	—	—	—	13,579
Management fees	—	213	—	—	(213)	—

	—	145,903	11,307	4,654	(213)	161,651

Operating costs
Cost of sales—homes	—	(115,403)	(10,452)	(4,009)	213	(129,651)
Impairment loss of real estate assets	—	(24,896)	—	—	—	(24,896)
Construction services	—	(12,438)	—	—	—	(12,438)
Sales and marketing	—	(11,701)	(867)	(715)	—	(13,283)
General and administrative	—	(16,431)	(255)	(1)	—	(16,687)
Other	—	(1,313)	—	(753)	—	(2,066)

	—	(182,182)	(11,574)	(5,478)	213	(199,021)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(62,030)	(1,900)	—	—	63,930	—

Operating (loss) income	(62,030)	(34,574)	(267)	(824)	63,930	(33,765)
Interest expense, net of amounts capitalized	—	(17,270)	—	(711)	—	(17,981)
Other income (expense), net	—	850	(124)	(40)	—	686

(Loss) income before reorganization items and provision for income taxes	(62,030)	(50,994)	(391)	(1,575)	63,930	(51,060)
Reorganization items	—	(10,902)	—	—	—	(10,902)

(Loss) income before provision for income taxes	(62,030)	(61,896)	(391)	(1,575)	63,930	(61,962)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(62,030)	(61,906)	(391)	(1,575)	63,930	(61,972)
Less: Net income attributable to noncontrolling interest	—	—	—	(58)	—	(58)

Net (loss) income attributable to William Lyon Homes	$(62,030)	$(61,906)	$(391)	$(1,633)	$63,930	$(62,030)

CONSOLIDATING STATEMENT OF OPERATIONS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$176,992	$19,954	$10,109	$—	$207,055
Construction services	—	19,768	—	—	—	19,768
Management fees	—	468	—	—	(468)	—

	—	197,228	19,954	10,109	(468)	226,823

Operating costs
Cost of sales	—	(162,148)	(18,225)	(8,818)	468	(188,723)
Impairment loss on real estate assets	—	(70,742)	—	(57,572)	—	(128,314)
Construction services	—	(18,164)	—	—	—	(18,164)
Sales and marketing	—	(14,528)	(1,318)	(1,002)	—	(16,848)
General and administrative	—	(22,070)	(340)	(1)	—	(22,411)
Other	—	(2,979)	—	(1,004)	—	(3,983)

	—	(290,631)	(19,883)	(68,397)	468	(378,443)

Equity in income of unconsolidated joint ventures	—	3,605	—	—	—	3,605
(Loss) income from subsidiaries	(193,330)	(59,588)	—	—	252,918	—

Operating (loss) income	(193,330)	(149,386)	71	(58,288)	252,918	(148,015)
Interest expense, net of amounts capitalized	—	(23,639)	—	(890)	—	(24,529)
Other income (expense), net	—	1,018	(131)	(49)	—	838

(Loss) income before reorganization items	(193,330)	(172,007)	(60)	(59,227)	252,918	(171,706)
Reorganization items	—	(21,182)	—	—	—	(21,182)

(Loss) income before provision for income taxes	(193,330)	(193,189)	(60)	(59,227)	252,918	(192,888)
Provision for income taxes	—	(10)	—	—	—	(10)

Net (loss) income	(193,330)	(193,199)	(60)	(59,227)	252,918	(192,898)
Less: Net income from noncontrolling interest	—	—	—	(432)	—	(432)

Net (loss) income attributable to William Lyon Homes	$(193,330)	$(193,199)	$(60)	$(59,659)	$252,918	$(193,330)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$263,864	$16,595	$3,610	$—	$284,069
Construction services	—	10,629	—	—	—	10,629
Management fees	—	165	—	—	(165)	—

	—	274,658	16,595	3,610	(165)	294,698

Operating costs
Cost of sales	—	(228,542)	(16,167)	(1,633)	165	(246,177)
Impairment loss on real estate assets	—	(111,860)	—	—	—	(111,860)
Construction services	—	(7,805)	—	—	—	(7,805)
Sales and marketing	—	(17,953)	(1,208)	(585)	—	(19,746)
General and administrative	—	(24,795)	(313)	(21)	—	(25,129)
Other	—	(2,740)	—	—	—	(2,740)

	—	(393,695)	(17,688)	(2,239)	165	(413,457)

Equity in income of unconsolidated joint ventures	—	916	—	—	—	916

(Loss) income from subsidiaries	(136,786)	(1,053)	12	—	137,827	—

Operating (loss) income	(136,786)	(119,174)	(1,081)	1,371	137,827	(117,843)
Gain on retirement of debt	—	5,572	—	—	—	5,572
Interest expense, net of amounts capitalized	—	(23,653)	—	—	—	(23,653)
Other income (expense), net	—	280	(235)	12	—	57

(Loss) income before benefit from income taxes	(136,786)	(136,975)	(1,316)	1,383	137,827	(135,867)
Benefit from income taxes	—	412	—	—	—	412

Net (loss) income	(136,786)	(136,563)	(1,316)	1,383	137,827	(135,455)
Less: net income from noncontrolling interest	—	—	—	(1,331)	—	(1,331)

Net (loss) income attributable to William Lyon Homes	$(136,786)	$(136,563)	$(1,316)	$52	$137,827	$(136,786)

CONSOLIDATING STATEMENT OF OPERATIONS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating revenue
Sales	$—	$229,854	$39,619	$5,621	$—	$275,094
Construction services	—	34,149	—	—	—	34,149
Management fees	—	1,127	—	—	(1,127)	—

	—	265,130	39,619	5,621	(1,127)	309,243

Operating costs
Cost of sales	—	(308,639)	(38,142)	(5,472)	1,127	(351,126)
Impairment loss on real estate assets	—	(45,269)	—	—	—	(45,269)
Construction services	—	(28,486)	—	—	—	(28,486)
Sales and marketing	—	(14,820)	(2,308)	(508)	—	(17,636)
General and administrative	—	(20,733)	(276)	(18)	—	(21,027)
Other	—	(6,496)	(84)	—	—	(6,580)

	—	(424,443)	(40,810)	(5,998)	1,127	(470,124)

Equity in loss of unconsolidated joint ventures	—	(420)	—	—	—	(420)

(Loss) income from subsidiaries	(20,525)	(4,780)	(411)	—	25,716	—

Operating (loss) income	(20,525)	(164,513)	(1,602)	(377)	25,716	(161,301)
Gain on retirement of debt	—	78,144	—	—	—	78,144
Interest expense, net of amounts capitalized	—	(35,902)	—	—	—	(35,902)
Other income (expense), net	—	1,159	(4,990)	29	—	(3,802)

(Loss) income before benefit from income taxes	(20,525)	(121,112)	(6,592)	(348)	25,716	(122,861)
Benefit from income taxes	—	101,908	—	—	—	101,908

Net (loss) income	(20,525)	(19,204)	(6,592)	(348)	25,716	(20,953)
Less: net loss from noncontrolling interest	—	—	—	428	—	428

Net (loss) income attributable to William Lyon Homes	$(20,525)	$(19,204)	$(6,592)	$80	$25,716	$(20,525)

Condensed Consolidating Statement of Cashflows

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from February 25, 2012 through

September 30, 2012 (Successor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(7,611)	$(7,565)	$2,457	$8,155	$(1,009)	$(5,573)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	5,627	13	—	—	5,640
Gain on extinguishment of debt	—	—	—	(975)	—	(975)
Equity in loss of subsidiaries	7,611	(8,620)	—	—	1,009	—
Net changes in operating assets and liabilities:
Restricted cash	—	(35)	—	—	—	(35)
Receivables	—	(1,176)	4	(342)	—	(1,514)
Real estate inventories— owned	—	(12,546)	—	62,363	—	49,817
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	588	28	—	—	616
Accounts payable	—	2,362	37	(912)	—	1,487
Accrued expenses	—	6,871	7	(352)	—	6,526
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(14,494)	2,546	67,937	—	55,989

Investing activities
Purchases of property and equipment	—	(24)	(13)	(16)	—	(53)
Investments in subsidiaries	—	(3,837)	—	—	3,837	—

Net cash (used in) provided by investing activities	—	(3,861)	(13)	(16)	3,837	(53)

Financing activities
Principal payments on notes payable	—	(4,157)	—	(58,400)	—	(62,557)
Payment of preferred stock dividends	—	(1,114)	—	—	—	(1,114)
Noncontrolling interest contributions (distributions), net	—	—	—	1,648	—	1,648
Advances to affiliates	—	—	1	(3,306)	3,305	—
Intercompany receivables/payables	—	19,087	(2,530)	(9,415)	(7,142)	—

Net cash provided by (used in) financing activities	—	13,816	(2,529)	(69,473)	(3,837)	(62,023)

Net (decrease) increase in cash and cash equivalents	—	(4,539)	4	(1,552)	—	(6,087)
Cash and cash equivalents at beginning of period	—	76,158	52	4,322	—	80,532

Cash and cash equivalents at end of period	$—	$71,619	$56	$2,770	$—	$74,445

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Period from January 1, 2012 through

February 24, 2012 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net income (loss)	$228,383	$228,408	$154	$11,471	$(239,919)	$228,497
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	—	583	3	—	—	586
Reorganization items:
Cancellation of debt	—	(298,831)	—	—	—	(298,831)
Plan implementation and fresh start adjustments	—	62,553	—	(13,251)	—	49,302
Writeoff of deferred loan costs	—	8,258	—	—	—	8,258
Equity in loss of subsidiaries	(228,383)	(11,536)	—	—	239,919	—
Net changes in operating assets and liabilities:
Receivables	—	922	8	11	—	941
Real estate inventories—owned	—	(4,924)	—	(2,123)	—	(7,047)
Real estate inventories—not owned	—	1,250	—	—	—	1,250
Other assets	—	203	3	—	—	206
Accounts payable	—	4,144	14	460	—	4,618
Accrued expenses	—	(3,418)	(1)	(432)	—	(3,851)
Liability from real estate inventories not owned	—	(1,250)	—	—	—	(1,250)

Net cash (used in) provided by operating activities	—	(13,638)	181	(3,864)	—	(17,321)

Investing activities
Purchases of property and equipment	—	(419)	(3)	422	—	—
Investments in subsidiaries	—	183	—	—	(183)	—

Net cash (used in) provided by investing activities	—	(236)	(3)	422	(183)	—

Financing activities
Principal payments on notes payable	—	(116)	—	(500)	—	(616)
Proceeds from reorganization	—	30,971	—	—	—	30,971
Proceeds from issuance of preferred stock	—	50,000	—	—	—	50,000
Proceeds from debtor in possession financing	—	5,000	—	—	—	5,000
Principal payment of debtor in possession financing	—	(5,000)	—	—	—	(5,000)
Payment for deferred loan costs	—	(2,491)	—	—	—	(2,491)
Noncontrolling interest (distributions) contributions, net	—	—	—	(72)	—	(72)
Advances to affiliates	—	—	—	(4)	4	—
Intercompany receivables/payables	—	(2,665)	(173)	2,659	179	—

Net cash provided by (used in) financing activities	—	75,699	(173)	2,083	183	77,792

Net increase (decrease) in cash and cash equivalents	—	61,825	5	(1,359)	—	60,471
Cash and cash equivalents at beginning of period	—	14,333	47	5,681	—	20,061

Cash and cash equivalents at end of period	$—	$76,158	$52	$4,322	$—	$80,532

CONDENSED CONSOLIDATING STATEMENT OF CASH FLOWS

(Unaudited)

Nine Months Ended September 30, 2011 (Predecessor)

(in thousands)

	Unconsolidated				Eliminating Entries	Consolidated Company
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries
Operating activities
Net (loss) income	$(62,030)	$(61,906)	$(391)	$(1,575)	$63,930	$(61,972)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	178	38	—	—	216
Impairment loss on real estate assets		24,896				24,896
Equity in income of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Equity in loss of subsidiaries	62,030	1,900	—	—	(63,930)	—
Net changes in operating assets and liabilities:
Restricted cash	—	139	—	—	—	139
Receivables	—	355	5	(413)	—	(53)
Real estate inventories— owned	—	4,582	—	—	—	4,582
Other assets	—	(3,913)	(7)	(2)	—	(3,922)
Accounts payable	—	2,254	31	523	—	2,808
Accrued expenses	—	(2,371)	25	277	—	(2,069)

Net cash (used in) provided by operating activities	—	(37,491)	(299)	(1,190)	—	(38,980)

Investing activities
Investment in and advances to unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	627	(38)	(669)	—	(80)
Investments in subsidiaries	—	29,075	—	—	(29,075)	—

Net cash provided by (used in) investing activities	—	31,137	(38)	(669)	(29,075)	1,355

Financing activities
Principal payments on notes payable	—	(26,604)	—	16,499	—	(10,105)
Payment for deferred loan costs	—	2,689	—	—	—	2,689
Noncontrolling interest (distributions) contributions, net	—	—	—	(1,387)	—	(1,387)
Advances to affiliates	—	—	(3)	(40,905)	40,908	—
Intercompany receivables/payables	—	(15,984)	296	27,521	(11,833)	—

Net cash (used in) provided by financing activities	—	(39,899)	293	1,728	29,075	(8,803)

Net (decrease) increase in cash and cash equivalents	—	(46,253)	(44)	(131)	—	(46,428)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$23,246	$87	$1,525	$—	$24,858

CONSOLIDATING STATEMENT OF CASH FLOWS

(DEBTOR-IN-POSSESSION)

Year Ended December 31, 2011

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(193,330)	$(193,199)	$(60)	$(59,227)	$252,918	$(192,898)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,827	48	—	—	3,875
Impairment loss on real estate assets	—	70,742	—	57,572	—	128,314
Equity in (income) loss of unconsolidated joint ventures	—	(3,605)	—	—	—	(3,605)
Loss on disposition of fixed asset	—	—	83	—	—	83
Equity in loss of subsidiaries	193,330	59,588	—	—	(252,918)	—
Provision for income taxes	—	10	—	—	—	10
Net changes in operating assets and liabilities:
Restricted cash	—	(211)	—	—	—	(211)
Receivables	—	5,137	6	(376)	—	4,767
Real estate inventories — owned	—	184,422	—	(166,271)	—	18,151
Other assets	—	(4,417)	(3)	(2)	—	(4,422)
Accounts payable	—	(2,225)	11	692	—	(1,522)
Accrued expenses	—	6,688	2	1,117	—	7,807
Reorganization items:
Accrued professional fees	—	1,000	—	—	—	1,000

Net cash provided by (used in) operating activities	—	127,757	87	(166,495)	—	(38,651)

Investing activities
Distributions from unconsolidated joint ventures	—	1,435	—	—	—	1,435
Purchases of property and equipment	—	725	(131)	(722)	—	(128)
Investments in subsidiaries	—	29,412	—	—	(29,412)	—

Net cash provided by (used in) investing activities	—	31,572	(131)	(722)	(29,412)	1,307

Financing activities
Principal payments on notes payable, net	—	(82,531)	—	70,999	—	(11,532)
Noncontrolling interest (distributions) contributions, net	—	—	—	(2,349)	—	(2,349)
Advances to affiliates	—	—	(3)	(29,341)	29,344	—
Intercompany receivables/payables	—	(131,964)	(37)	131,933	68	—

Net cash (used in) provided by financing activities	—	(214,495)	(40)	171,242	29,412	(13,881)

Net (decrease) increase in cash and cash equivalents	—	(55,166)	(84)	4,025	—	(51,225)
Cash and cash equivalents at beginning of period	—	69,499	131	1,656	—	71,286

Cash and cash equivalents at end of period	$—	$14,333	$47	$5,681	$—	$20,061

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2010

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(136,786)	$(136,563)	$(1,316)	$1,383	$137,827	$(135,455)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	—	3,626	92	—	—	3,718
Impairment loss on real estate assets	—	111,860	—	—	—	111,860
Equity in income of unconsolidated joint ventures	—	(916)	—	—	—	(916)
Equity in loss of subsidiaries	136,786	1,053	(12)	—	(137,827)	—
Gain on retirement of debt	—	(5,572)	—	—	—	(5,572)
Loss on sale of fixed asset	—	—	122	—	—	122
Benefit from income taxes	—	(412)	—	—	—	(412)
Net changes in operating assets and liabilities:
Restricted cash	—	3,711	—	—	—	3,711
Receivables	—	(2,435)	4	226	—	(2,205)
Income tax refund receivable	—	107,401	—	—	—	107,401
Real estate inventories-owned	—	(63,655)	—	(2,662)	—	(66,317)
Other assets	—	15,837	61	—	—	15,898
Accounts payable	—	(2,693)	(15)	(1,434)	—	(4,142)
Accrued expenses	—	(3,379)	(181)	(12)	—	(3,572)

Net cash provided by (used in) operating activities	—	27,863	(1,245)	(2,499)	—	24,119

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	4,183	—	—	—	4,183
Purchases of property and equipment	—	101	(165)	—	—	(64)
Investment in subsidiaries	—	(361)	12	—	349	—

Net cash provided by (used in) investing activities	—	3,729	(153)	—	349	3,925

Financing activities
Proceeds from borrowings on notes payable, net	—	7,087	—	—	—	7,087
Principal payments on notes payable, net	—	(52,797)	—	—	—	(52,797)
Net cash paid for repurchase of Senior Notes	—	(31,268)	—	—	—	(31,268)
Noncontrolling interest (distributions) contributions, net	—	—	—	2,633	—	2,633
Intercompany receivables/payables	—	(362)	1,437	37	(1,112)	—
Advances to affiliates	—	—	(19)	(744)	763	—

Net cash (used in) provided by financing activities	—	(77,340)	1,418	1,926	(349)	(74,345)

Net (decrease) increase in cash and cash equivalents	—	(45,748)	20	(573)	—	(46,301)
Cash and cash equivalents at beginning of year	—	115,247	111	2,229	—	117,587

Cash and cash equivalents at end of year	$—	$69,499	$131	$1,656	$—	$71,286

CONSOLIDATING STATEMENT OF CASH FLOWS

Year Ended December 31, 2009

(in thousands)

	Unconsolidated
	Delaware Lyon	California Lyon	Guarantor Subsidiaries	Non-Guarantor Subsidiaries	Eliminating Entries	Consolidated Company
Operating activities
Net (loss) income	$(20,525)	$(19,204)	$(6,592)	$(348)	$25,716	$(20,953)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	—	2,266	947	—	—	3,213
Impairment loss on real estate assets	—	45,269	—	—	—	45,269
Equity in loss of unconsolidated joint ventures	—	420	—	—	—	420
Equity in loss of subsidiaries	20,525	4,780	411	—	(25,716)	—
Gain on retirement of debt	—	(78,144)	—	—	—	(78,144)
Loss on sale of fixed asset	—	—	3,009	—	—	3,009
Benefit from income taxes	—	(101,908)	—	—	—	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	—	727	—	—	—	727
Receivables	—	482	13,483	5,914	—	19,879
Income tax refund receivable	—	41,615	—	—	—	41,615
Real estate inventories-owned	—	121,941	—	8,495	—	130,436
Other assets	—	(8,680)	1,022	—	—	(7,658)
Accounts payable	—	(164)	(252)	(4,869)	—	(5,285)
Accrued expenses	—	(16,811)	(863)	(19)	—	(17,693)

Net cash (used in) provided by operating activities	—	(7,411)	11,165	9,173	—	12,927

Investing activities
Investments in and advances to unconsolidated joint ventures	—	(194)	—	—	—	(194)
Distributions from unconsolidated joint venture	—	840	—	—	—	840
Net proceeds from sale of fixed asset	—	—	2,063	—	—	2,063
Purchases of property and equipment	—	94	(117)	—	—	(23)
Investment in subsidiaries	—	(1,081)	(411)	—	1,492	—

Net cash (used in) provided by investing activities	—	(341)	1,535	—	1,492	2,686

Financing activities
Proceeds from borrowings on notes payable, net	—	102,115	11,352	—	—	113,467
Principal payments on notes payable, net	—	(170,097)	(17,621)	—	—	(187,718)
Net cash paid for repurchase of Senior Notes	—	(76,991)	—	—	—	(76,991)
Proceeds from Senior Secured Term Loan	—	193,904	—	—	—	193,904
Noncontrolling interest (distributions) contributions, net	—	—	—	(7,705)	—	(7,705)
Intercompany receivables/payables	—	14,783	(9,116)	(294)	(5,373)	—
Advances to affiliates	—	—	(102)	(3,779)	3,881	—

Net cash provided by (used in) financing activities	—	63,714	(15,487)	(11,778)	(1,492)	34,957

Net increase (decrease) in cash and cash equivalents	—	55,962	(2,787)	(2,605)	—	50,570
Cash and cash equivalents at beginning of year	—	59,285	2,898	4,834	—	67,017

Cash and cash equivalents at end of year	$—	$115,247	$111	$2,229	$—	$117,587

Covenant Compliance of Amended Term Loan

The Company’s covenant compliance for the Amended Term Loan at September 30, 2012 is detailed in the table set forth below:

	Actual at September 30, 2012	Covenant Requirement at September 30, 2012
Ratio of Term Loan to Borrowing Base	54.0%	£67.5%

Fair Value of Financial Instruments (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Estimated Fair Values of Financial Instruments

The estimated fair values of financial instruments are as follows (in thousands):

	September 30, 2012		December 31, 2011
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$74,445	$74,445	$20,061	$20,061
Financial liabilities:
Notes payable	$10,961	$13,129	$74,009	$74,009
Senior Secured Term Loan due 2015	$235,000	$243,600	$206,000	$235,000
Senior Subordinated Secured Note due 2017	$75,916	$98,200	$—	$—
7 5/8% Senior Notes due 2012	$—	$—	$66,704	$20,469
10 3/4% Senior Notes due 2013	$—	$—	$138,912	$40,614
7 1/2% Senior Notes due 2014	$—	$—	$77,867	$21,742

The estimated fair values of financial instruments are as follows (in thousands):

	December 31, 2011		December 31, 2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets:
Cash and cash equivalents	$20,061	$20,061	$71,286	$71,286
Financial liabilities:
Construction notes payable	$70,999	$70,999	$22,899	$22,899
Seller financing	$3,010	$3,010	$7,642	$7,642
Senior Secured Term Loan due 2014	$206,000	$235,000	$206,000	$230,800
7 5/8% Senior Notes due 2012	$66,704	$20,469	$66,704	$56,785
10 3/4% Senior Notes due 2013	$138,912	$40,614	$138,619	$119,933
7 1/2% Senior Notes due 2014	$77,867	$21,742	$77,867	$56,049

Summary of Fair-Value Measurements of Non-Financial Assets

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2011:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2011(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$94,751	$34,835
Inventory held for future development(3)	Level 3	$74,146	$93,479

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.

The following table summarizes the fair-value measurements of its non-financial assets for the year ended December 31, 2010:

	Fair Value Hierarchy	Fair Value at Measurement Date(1)	Impairment Charges for the Year Ended December 31, 2010(1)
	(in thousands)
Land under development and homes completed and under construction(2)	Level 3	$122,270	$80,197
Inventory held for future development (3)	Level 3	$48,445	$31,663

(1)	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2010.
(2)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $202.5 million was written down to its fair value of $122.3 million, resulting in total impairments of $80.2 million for the year ended December 31, 2010.
(3)	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $80.1 million was written down to its fair value of $48.4 million, resulting in total impairments of $31.7 million for the year ended December 31, 2010.

Fair Value of Debt

(in thousands)	Notes Payable	Senior Secured Term Loan	Senior Subordinated Secured Note	7 5/8% Senior Notes (1)	10 3/4% Senior Notes (1)	7 1/2% Senior Notes (1)
Fair Value at December 31, 2011	$74,009	$235,000	$—	$20,469	$40,614	$21,742
Change in balance related to plan of reorganization	—	—	75,000	(20,469)	(40,614)	(21,742)
Repayments of principal (2)	(59,875)	—	—	—	—	—
Increase in value during the period	1,005	8,600	23,200	—	—	—

Fair Value at September 30, 2012	13,129	$243,600	$98,200	$—	$—	$—

(1) - Change is representative of payoff of the loan for the value reported at December 31, 2011, and not the face amount of the notes that were eliminated in accordance with the joint plan of reorganization.

(2) - Represents the actual amount of principal repaid on the notes payable.

Equity (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Applicable Percentage of Net Profits

Under the Plan, with respect to any project, subject to the terms of the Plan and subject to the participant remaining in continuous service with the Company throughout the applicable project, a participant will be entitled to receive a bonus (in addition to any other bonus which such participant may receive) equal to the applicable percentage of the net profits (as defined in the Plan) from the applicable project, generally as follows:

PARTICIPANT	APPLICABLE PERCENTAGE	APPLICABLE PROJECTS
Executive Vice President	0.875%	All Projects
Chief Financial Officer	0.5%	All Projects
Senior Vice President of Finance	0.5%	All Projects
Division/Region President	1.25%	Projects in President’s division
Division/Region President	0.25%	Projects in all other divisions
Senior Vice President of Operations	0.75%	Projects in Senior Vice President’s division
Senior Vice President of Operations	0.125%	Projects in all other divisions

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Summary of Benefit (Provision) for Income Taxes

The following summarizes the benefit (provision) for income taxes (in thousands):

	Year Ended December 31,
	2011	2010	2009
Current
Interest on uncertain tax positions	$—	$75	$108
Federal	—	347	101,810
State	(10)	(10)	(10)

	$(10)	$412	$101,908

Difference in Income Taxes from Amounts Computed by Applying Federal Statutory Rates Recorded

Income taxes differ from the amounts computed by applying the applicable federal statutory rates due to the following (in thousands):

	Year Ended December 31,
	2011	2010	2009
Benefit for federal income taxes at the statutory rate	$67,662	$48,019	$42,852
Provision for state income taxes, net of federal income tax benefits	(6)	(6)	(6)
Valuation allowance	(66,265)	(47,949)	60,015
Nondeductible items-reorganization costs	(1,379)	—	—
Nondeductible items-other	(22)	—	—
Other	—	348	(953)

	$(10)	$412	$101,908

Summary of Temporary Differences Giving Rise to Deferred Income Taxes

Temporary differences giving rise to deferred income taxes consist of the following (in thousands):

	December 31,
	2011	2010
Deferred tax assets
Reserves deducted for financial reporting purposes not allowable for tax purpose	$102,216	$52,539
Compensation deductible for tax purposes when paid	970	586
State income tax provisions deductible when paid for federal tax purposes	3	3
Effect of book/tax differences for joint ventures	1,563	2,046
Effect of book/tax differences for capped interest/G&A	891	—
Other	318	320
AMT credit carryover	2,698	2,698
Net operating loss	99,586	76,374
Valuation allowance	(202,322)	(125,773)

	5,923	8,793
Deferred tax liabilities
Effect of book/tax differences for joint ventures	(5,923)	(6,027)
Effect of book/tax differences for capped interest/G&A	—	(2,766)

	(5,923)	(8,793)

	$—	$—

Unaudited Summarized Quarterly Financial Information (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Quarterly Financial Information

Summarized unaudited quarterly financial information for the years ended December 31, 2011, 2010, and 2009 is as follows (in thousands except per common share amounts):

	Three Months Ended
	March 31, 2011	June 30, 2011	September 30, 2011	December 31, 2011
Sales	$38,800	$63,121	$59,730	$65,172
Cost of sales	(31,885)	(51,121)	(46,635)	(54,849)

Gross (loss) profit	6,915	12,000	13,095	10,323
Other income, costs and expenses, net	(18,092)	(23,085)	(52,795)	(141,249)

(Loss) income before benefit from income taxes	(11,177)	(11,085)	(39,700)	(130,926)
Provision for income taxes	—	(10)	—	—

Consolidated net (loss) income	(11,177)	(11,095)	(39,700)	(130,926)
Less: net loss (income)—non-controlling interest	(48)	(76)	66	(374)

Net (loss) income	$(11,225)	$(11,171)	$(39,634)	$(131,300)

	Three Months Ended
	March 31, 2010	June 30, 2010	September 30, 2010	December 31, 2010
Sales	$43,163	$86,692	$75,253	$89,590
Cost of sales	(31,362)	(72,368)	(62,134)	(80,313)

Gross (loss) profit	11,801	14,324	13,119	9,277
Other income, costs and expenses, net	(20,320)	(18,983)	(21,161)	(123,924)

(Loss) income before benefit from income taxes	(8,519)	(4,659)	(8,042)	(114,647)
Benefit from income taxes	65	—	—	347

Consolidated net (loss) income	(8,454)	(4,659)	(8,042)	(114,300)
Less: net loss (income)—non-controlling interest	(30)	121	29	(1,451)

Net (loss) income	$(8,484)	$(4,538)	$(8,013)	$(115,751)

	Three Months Ended
	March 31, 2009	June 30, 2009	September 30, 2009	December 31, 2009
Sales	$69,339	$77,407	$67,213	$95,284
Cost of sales	(95,124)	(60,501)	(49,025)	(146,476)

Gross profit	(25,785)	16,906	18,188	(51,192)
Other income, costs and expenses, net	(43,408)	22,770	(29,908)	(30,432)

Loss before benefit from income taxes	(69,193)	39,676	(11,720)	(81,624)
Benefit from income taxes	22	—	56	101,830

Consolidated net loss	(69,171)	39,676	(11,664)	20,206
Less: net loss (income)—non-controlling interest	170	(289)	27	520

Net loss	$(69,001)	$39,387	$(11,637)	$20,726

Reorganization Items (Tables)	9 Months Ended
Sep. 30, 2012
Summary of Reorganization Items

Reorganization items were comprised of the following (in thousands):

	Successor	Predecessor	Successor	Predecessor
	Three Months Ended September 30, 2012	Three Months Ended September 30, 2011	Period from February 25 through September 30, 2012	Period from January 1 through February 24, 2012	Nine Months Ended September 30, 2011
Cancellation of debt	$—	$—	$—	$298,831	$—
Plan implementation and fresh start valuation adjustments	—	—	—	(49,302)	—
Professional fees	(712)	(4,826)	(1,894)	(7,813)	(10,902)
Write-off of Old Notes deferred loan costs	—	—	—	(8,258)	—

Total reorganization items, net	$(712)	$(4,826)	$(1,894)	$233,458	$(10,902)

Intangibles (Tables)	9 Months Ended
Sep. 30, 2012
Carrying Value and Accumulated Amortization of Intangible Assets

The carrying value and accumulated amortization of intangible assets at September 30, 2012, by major intangible asset category, is as follows (in thousands):

	Successor
	September 30, 2012
	Carrying Value	Accumulated Amortization	Net Carrying Amount
Construction management contracts	$4,640	$(800)	$3,840
Homes in backlog	4,030	(3,941)	89
Joint venture management fees	800	(293)	507

Total	$9,470	$(5,034)	$4,436

Estimated Future Amortization Expense

Estimated future amortization expense related to intangible assets is as follows (in thousands):

Total Amortization
2012 (from October 1 to December 31)	$629
2013	912
2014	1,244
2015	1,651
2016	—

Total	$4,436

Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012 Y	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Variable economic interest rate					50.00%		50.00%
Real estate percentage of sales price maintained					1.00%		1.00%
Real estate warranty period					1		1
Real estate interest expense	$ 2,500,000	$ 2,500,000	$ 8,000,000	$ 7,300,000		$ 18,000,000	$ 24,500,000	$ 23,700,000
Net book value of property, plant and equipment							1,000,000	1,200,000
Property, plant and equipment accumulated depreciation							3,200,000	4,800,000
Construction services revenues							19,768,000	10,629,000	34,149,000
Construction services expenses							$ 18,200,000	$ 7,800,000	$ 28,500,000
Minimum [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life							3 years
Percentage of service revenue					3.00%		3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Property and equipment useful life							15 years
Percentage of service revenue					5.00%		5.00%

Summary of Significant Accounting Policies (Summary of Changes in Warranty Liability) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 16,341	$ 21,365	$ 26,394
Warranty provision during year	2,380	2,574	2,429
Warranty payments during year	(4,699)	(8,277)	(8,727)
Warranty charges related to pre-existing warranties during year	292	679	1,269
Warranty liability, end of period	$ 14,314	$ 16,341	$ 21,365

Chapter 11 Proceedings and Plans of Management - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended														1 Months Ended				1 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	7 Months Ended				1 Months Ended	9 Months Ended			1 Months Ended	9 Months Ended	12 Months Ended							9 Months Ended	1 Months Ended		1 Months Ended
	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Nov. 22, 2004	Feb. 24, 2012 Senior Secured Term Loan Due 2014	Feb. 24, 2012 Amended Term Loan Agreement	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Seller Financing [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Second Lien Notes	Feb. 24, 2012 Senior Notes Due 2012	Feb. 24, 2012 Senior Notes Due 2013	Feb. 24, 2012 Senior Notes Due 2014	Feb. 24, 2012 Reorganization Items [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Secured Term Loan [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Scenario One [Member]	Dec. 31, 2011 Scenario One [Member]	Feb. 24, 2012 Scenario Two [Member]	Dec. 31, 2011 Scenario Two [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] Senior Secured Term Loan [Member]	Sep. 30, 2012 Successor [Member] Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Successor [Member] Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member] Successor [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member] Successor [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class A [Member] Successor [Member]	Dec. 31, 2011 Common Class A [Member] Successor [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Feb. 24, 2012 Convertible Preferred Stock [Member] Reorganization Items [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member] Successor [Member]	Feb. 24, 2012 Common Stock and Warrants [Member] Reorganization Items [Member]
Emergence From Chapter Eleven [Line Items]
Cash received in issuance of Convertible Preferred Stock	$ 50,000,000																																											$ 50,000,000
Aggregate cash consideration																															10,000,000
Cash received in issuance Common Stock																															21,000,000				67,700,000
Land option value issuance Common Stock																															4,000,000
Debt restructure amount																																			384,500,000		563,500,000
Net cash provided by (used in) operating activities		(38,651,000)	24,119,000	12,927,000																							55,989,000
Reorganization costs cash paid		20,182,000
Accrued Expenses		1,000,000
Issuance of common stock																															12,966,366	12,966,366	16,110,366	16,110,366	31,464,548	31,464,548	31,464,548	31,464,548	44,793,255	44,793,255	44,793,255	54,793,255	44,793,255
Common stock par value per share	$ 0.01	$ 0.01	$ 0.01																												$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes		489,483,000	489,190,000													75,000,000
Debt instrument stated percentage						7.63%	14.00%	10.25%				12.00%	12.00%		7.00%	12.00%	7.63%	10.25%	7.50%											12.00%
Secured note maturity date																2017
Debt instrument outstanding amount		61,400,000	62,800,000	48,800,000			206,000,000	235,000,000				75,916,000	75,000,000	2,900,000	3,000,000
Aggregate cash consideration																															60,000,000	10,000,000			25,000,000	25,000,000
Issuance of warrant to purchase																																			15,737,294
Issuance of Convertible Preferred Stock	64,831,831
Convertible preferred stock issuance at par value	$ 0.01
Issuance of additional common stock																															3,144,000	3,144,000
Required emergence of voting shares	50.00%
Weighted average cost of capital	16.50%
Growth rate	3.00%
Enterprise value	485,000,000	485,000,000
Debt, renegotiated	384,500,000	563,492,000	519,731,000																								321,877,000
Note payable, fair value		74,009,000			13,129,000																		6,300,000	6,300,000	56,300,000	56,300,000
Note payable, book value																							6,500,000	6,500,000	55,000,000	55,000,000
FreshStartAdjustmentIncreaseDecreaseAccountsPayable																							(200,000)	(200,000)	1,300,000	1,300,000
Risk adjusted discount rate																							12.50%	12.50%	12.50%	12.50%
Debt maturity period after plan of reorganization	6 days
Notes payable		74,009,000	30,541,000		10,961,000															9,000,000							10,961,000
Secured Debt			206,000,000						235,000,000	206,000,000	206,000,000	75,916,000									235,000,000	75,000,000						235,000,000	75,916,000
Residual fair value of equity	100,500,000
Equity value allocation, term to liquidity event																				3 years
Equity value allocation, volatility based on public company comparables																				59.00%
Equity value allocation, risk-free rate based on a 3 year treasury rate																				0.43%
Equity value allocation, dividend yield																																													6.00%
Equity value allocation, discount for lack of marketability																																															38.00%
Preferred stock value					57,069,000																																							56,400,000	56,400,000	57,069,000
Common stock value																				43,100,000														161,000				315,000				548,000
Warrants value																				1,000,000
Estimated fair value of intangible assets	$ 9,500,000

Chapter 11 Proceedings And Plans Of Management (Fresh Start Proforma Condensed Consolidated Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012		Dec. 31, 2011
Real estate inventories
Goodwill	$ 14,209		$ 9,549
Total assets	580,865		581,921
LIABILITIES AND EQUITY (DEFICIT)
Liabilities	(87,765)		(88,863)
William Lyon Homes stockholders' equity (deficit)
Noncontrolling interest	(8,100)		(8,058)
Plan Of Reorganization Adjustments [Member]
ASSETS
Cash and cash equivalents	67,746	[1]	72,946	[2]
Real estate inventories
Deferred loan costs	(5,767)	[3]	(6,319)	[3]
Other assets	47	[4]	47	[4]
Total assets	66,055		70,703
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable			3,900
Accrued expenses			33,200
Commitments and contingencies
Redeemable convertible preferred stock	56,386	[5]	56,386	[5]
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	(21,177)	[6]	(21,177)	[6]
Accumulated deficit	229,754	[7]	229,350	[8]
Total William Lyon Homes stockholder's equity (deficit)	209,501		209,097
Total equity (deficit)	209,501		209,097
Total liabilities and equity (deficit)	66,055		70,703
Plan Of Reorganization Adjustments [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories	4,029	[9]	4,029	[9]
Plan Of Reorganization Adjustments [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable			3,946	[10]
Accrued expenses			33,160	[10]
Notes payable	(5,000)	[11]
Liabilities	99,000		141,106
Plan Of Reorganization Adjustments [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable			(3,946)	[10]
Accrued expenses	(15,297)	[12]	(48,457)	[12]
Unsecured Debt	(298,832)		(335,886)
Plan Of Reorganization Adjustments [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Long Term Debt	29,000	[13]	29,000	[13]
Plan Of Reorganization Adjustments [Member] | Senior Subordinated Secured Notes [Member]
LIABILITIES AND EQUITY (DEFICIT)
Long Term Debt			75,000
Plan Of Reorganization Adjustments [Member] | Senior Subordinated Secured Notes [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Long Term Debt	75,000	[14]	75,000	[14]
Plan Of Reorganization Adjustments [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Unsecured Debt	(66,704)	[12]	(66,704)	[12]
Plan Of Reorganization Adjustments [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Unsecured Debt	(138,964)	[12]	(138,912)	[12]
Plan Of Reorganization Adjustments [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Unsecured Debt	(77,867)	[12]	(77,867)	[12]
Plan Of Reorganization Adjustments [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448	[15]	448	[16]
Plan Of Reorganization Adjustments [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315	[15]	315	[16]
Plan Of Reorganization Adjustments [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	161	[15]	161	[16]
Predecessor [Member]
ASSETS
Cash and cash equivalents	12,787		20,061
Restricted cash	852		852
Receivables	12,790		13,732
Real estate inventories
Property & equipment, net	962		994
Deferred loan costs	8,258		8,810
Other assets	6,307		6,560
Total assets	493,746		496,951
LIABILITIES AND EQUITY (DEFICIT)
Commitments and contingencies
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	48,867		48,867
Accumulated deficit	(235,584)		(228,383)
Total William Lyon Homes stockholder's equity (deficit)	(186,717)		(179,516)
Noncontrolling interest	9,688		9,646
Total equity (deficit)	(177,029)		(169,870)
Total liabilities and equity (deficit)	493,746		496,951
Predecessor [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories	405,632		398,534
Predecessor [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Real estate inventories	46,158		47,408
Predecessor [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	10,000		1,436
Accrued expenses	31,391		2,082
Liabilities from inventories not owned	46,158		47,408
Notes payable	78,394		74,009
Liabilities	371,943		330,935
Predecessor [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable			3,946
Accrued expenses	15,297		48,457
Unsecured Debt	298,832		335,886
Predecessor [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Long Term Debt	206,000		206,000
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Unsecured Debt	66,704		66,704
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Unsecured Debt	138,964		138,912
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Unsecured Debt	77,867		77,867
Fresh Start Accounting Adjustments
ASSETS
Receivables	(996)	[17]	(996)	[17]
Real estate inventories
Property & equipment, net	(421)	[18]	(421)	[18]
Goodwill	14,209	[19]	9,549	[19]
Intangibles	9,470	[20]	7,333	[21]
Total assets	21,064		14,267
LIABILITIES AND EQUITY (DEFICIT)
Commitments and contingencies
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	15,501	[22]	15,501	[23]
Accumulated deficit	5,830	[24]	(967)	[25]
Total William Lyon Homes stockholder's equity (deficit)	21,331		14,534
Noncontrolling interest	(1,588)	[26]	(1,588)	[26]
Total equity (deficit)	19,743		12,946
Total liabilities and equity (deficit)	21,064		14,267
Fresh Start Accounting Adjustments | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories	(1,198)	[27]	(1,198)	[27]
Fresh Start Accounting Adjustments | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accrued expenses	221	[28]	221	[28]
Notes payable	1,100	[29]	1,100	[29]
Liabilities	1,321		1,321
Pro Forma [Member]
ASSETS
Cash and cash equivalents			93,007
Restricted cash			852
Receivables			12,736
Real estate inventories
Property & equipment, net			573
Deferred loan costs			2,491
Goodwill			9,549
Intangibles			7,333
Other assets			6,607
Total assets			581,921
LIABILITIES AND EQUITY (DEFICIT)
Commitments and contingencies
Redeemable convertible preferred stock			56,386
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital			43,191
Total William Lyon Homes stockholder's equity (deficit)			44,115
Noncontrolling interest			8,058
Total equity (deficit)			52,173
Total liabilities and equity (deficit)			581,921
Pro Forma [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Real estate inventories			401,365
Pro Forma [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Real estate inventories			47,408
Pro Forma [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable			5,382
Accrued expenses			35,463
Liabilities from inventories not owned			47,408
Notes payable			75,109
Liabilities			473,362
Pro Forma [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Long Term Debt			235,000
Pro Forma [Member] | Senior Subordinated Secured Notes [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Long Term Debt			75,000
Pro Forma [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock			448
Pro Forma [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock			315
Pro Forma [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock			$ 161

[1]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[2]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[3]	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
[4]	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
[5]	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
[6]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[7]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[8]	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder's equity.
[9]	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
[10]	Reflects reclassification of accounts payable of $3.9 million and accrued expenses of $33.2 million that were classified as LSTC for reporting purposes at December 31, 2011, but were not extinguished at emergence.
[11]	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.
[12]	Reflects the extinguishment of liabilities subject to compromise ("LSTC") at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
[13]	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
[14]	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
[15]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).
[16]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see "The Plan" above for allocation of shares).
[17]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[18]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[19]	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
[20]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[21]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[22]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[23]	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[24]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[25]	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[26]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.
[27]	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an "As-Is" Basis using market comparables.
[28]	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
[29]	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.

Chapter 11 Proceedings And Plans Of Management (Fresh Start Proforma Condensed Consolidated Balance Sheet) (Parenthetical) (Detail) (USD $)	1 Months Ended				9 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended		12 Months Ended														12 Months Ended					1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended				12 Months Ended			9 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Convertible Preferred Stock [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Feb. 24, 2012 Plan Of Reorganization Adjustments [Member]		Dec. 31, 2011 Plan Of Reorganization Adjustments [Member]		Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments		Dec. 31, 2011 Fresh Start Accounting Adjustments		Dec. 31, 2011 Fresh Start Accounting Adjustments Real Estate Inventories-Owned [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Real Estate Inventories-Owned [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Construction Management Contracts [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Construction Management Contracts [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Home in Backlog [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Home in Backlog [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Joint Venture Management Fees [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Joint Venture Management Fees [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Book Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Book Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Fair Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Fair Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Notes Receivable [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Convertible Preferred Stock [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Convertible Preferred Stock [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Predecessor [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Predecessor [Member]	Feb. 24, 2012 Scenario One [Member]	Dec. 31, 2011 Scenario One [Member]	Feb. 24, 2012 Scenario Two [Member]	Dec. 31, 2011 Scenario Two [Member]	Dec. 31, 2011 Minimum [Member]	Feb. 24, 2012 Minimum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Minimum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Maximum [Member]	Feb. 24, 2012 Maximum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Maximum [Member] Fresh Start Accounting Adjustments	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Plan Of Reorganization Adjustments [Member]
Fresh-Start Adjustment [Line Items]
Net cash received from the issuance of new equity								$ 81,000,000		$ 81,000,000
Payment of financing fees								2,600,000		2,600,000
Other reorganization related costs								5,400,000		5,400,000
LSTC comprised of Old Notes			489,483,000	489,190,000			283,483,000	283,500,000		283,500,000
Related accrued interest								15,300,000		15,300,000
Accounts payable										3,900,000																									(200,000)	(200,000)	1,300,000	1,300,000
Accrued expenses						145,000				33,200,000
Senior Subordinated Secured Notes due 2017																																														75,000,000
Residual fair value of equity	100,500,000									100,500,000				100,500,000
Enterprise value	485,000,000		485,000,000							485,000,000				485,000,000
Debt, renegotiated	384,500,000		563,492,000	519,731,000			563,492,000			384,500,000				384,500,000
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration	50,000,000				50,000,000					50,000,000				50,000,000
Convertible preferred stock value		57,069,000			56,400,000					56,400,000				56,400,000																	56,400,000	56,400,000
New common stock, shares issued	92,400,000									92,400,000
New common stock, par value	$ 0.01		$ 0.01	$ 0.01			$ 0.01			$ 0.01
Old common stock, shares repurchased	1,000									1,000
Additional paid-in capital										27,700,000
Adjustments to additional paid-in capital								(21,177,000)	[1]	(21,177,000)	[1]	48,867,000	48,867,000	15,501,000	[2]	15,501,000	[3]
Accumulated deficit								229,754,000	[4]	229,350,000	[5]	(235,584,000)	(228,383,000)	5,830,000	[6]	(967,000)	[7]																235,600,000	228,400,000
Receivables												12,790,000	13,732,000	(996,000)	[8]	(996,000)	[8]									6,200,000	6,200,000	5,200,000	5,200,000
Discount rate	20.00%													17.80%				20.00%												10.00%															9.13%
Adjustment to real estate inventory																		1,200,000	1,200,000
Adjustment to property and equipment												962,000	994,000	(421,000)	[9]	(421,000)	[9]									1,000,000	1,000,000	600,000	600,000
Intangibles														9,470,000	[10]	7,333,000	[11]			4,600,000	4,600,000	4,000,000	1,900,000	800,000	800,000
Estimated margin on estimated costs of warranty required to transfer litigation liability																																								17.00%	17.00%		19.00%	19.00%
Estimated margin	9.40%		9.40%
Note payable, book value																																			6,500,000	6,500,000	55,000,000	55,000,000
Note payable, fair value		13,129,000	74,009,000																																6,300,000	6,300,000	56,300,000	56,300,000
Risk adjusted discount rate																																			12.50%	12.50%	12.50%	12.50%	18.00%			22.00%
Market value of common stock	44,100,000															44,100,000
Successor's equity value		45,206,000	(179,516,000)	13,814,000			(179,516,000)							100,500,000		100,500,000
Noncontrolling interest	$ (8,100,000)		$ (8,058,000)									$ 9,688,000	$ 9,646,000	$ (1,588,000)	[12]	$ (1,588,000)	[12]									$ 9,700,000	$ 9,700,000	$ 8,100,000	$ 8,100,000
Discount rate for using cash flow approach project and estimated cash distributed to minority member of entity																17.80%

[1]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[2]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[3]	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[4]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[5]	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder's equity.
[6]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[7]	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[8]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[9]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[10]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[11]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[12]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Chapter 11 Proceedings And Plans Of Management (Schedule Of Proforma Reconciliation Of Enterprise Value To Reorganized Asset Value And Determination Of Goodwill) (Detail) (USD $)
In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2011
Reorganization Items [Line Items]
Total enterprise value	$ 485,000	$ 485,000
Add: liabilities (excluding debt and equity)	87,765	88,863
Add: noncontrolling interest	8,100	8,058
Reorganization value of assets	580,865	581,921
Fair value of assets (excluding goodwill)	566,656	572,372
Reorganization value in excess of fair value (goodwill)	$ 14,209	$ 9,549

Variable Interest Entities And Non-Controlling Interests - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2012 Joint_Ventures	Dec. 31, 2011 Joint_Ventures	Dec. 31, 2009 Location	Dec. 31, 2010
Noncontrolling Interest [Line Items]
Percentage of Profits and Cash Flows Receivable from the Joint Ventures after Partners' Priority Returns and Return of Partners' Capital	50.00%	50.00%
Number of joint venture	2	1
Consolidated variable interest entities, assets	$ 22.9	$ 14		$ 15.4
Consolidated variable interest entities, cash	2	2.1		1.3
Consolidated variable interest entities, real estate inventories	17.1	8.7		10.9
Consolidated variable interest entities, liabilities	1.2	1.3		0.8
Company's interest in the consolidated variable interest entities		3.1		3.1
Member's interest in the consolidated variable interest entities		9.6		11.6
Remaining purchase price of land	44.9	47.4
Reduction in real estate inventories-not owned and the related non-controlling interest for remaining purchase price of lots under land banking arrangements			27.7
Reduction in real estate inventories-not owned and liabilities from inventories-not owned for remaining purchase price of lots under land banking arrangements			9.3
Number of Lots under Option			51
Valuation adjustment to the non controlling interest	$ 1.6
Minimum [Member]
Noncontrolling Interest [Line Items]
Non-refundable deposit	15.00%	15.00%
Maximum [Member]
Noncontrolling Interest [Line Items]
Non-refundable deposit	25.00%	25.00%

Variable Interest Entities And Non-Controlling Interests (Summary Of Company's Consolidated Land Banking Arrangement) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Project Location	Dec. 31, 2011 Project Location
Noncontrolling Interest [Line Items]
Total number of land banking projects	1	1
Number of lots	625	625
Purchase price	$ 161,465	$ 161,465
Balance Of Lots Still Under Option And Not Purchased [Member]
Noncontrolling Interest [Line Items]
Number of lots	225	225
Purchase price	44,908	47,408
Forfeited deposits if lots are not purchased	$ 27,734	$ 25,234

Segment Information (Segment Financial Information Relating To Homebuilding Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended			3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Dec. 31, 2011 Southern California [Member]	Dec. 31, 2010 Southern California [Member]	Dec. 31, 2009 Southern California [Member]	Sep. 30, 2012 Southern California [Member] Successor [Member]	Sep. 30, 2012 Southern California [Member] Successor [Member]	Feb. 24, 2012 Southern California [Member] Predecessor [Member]	Sep. 30, 2011 Southern California [Member] Predecessor [Member]	Sep. 30, 2011 Southern California [Member] Predecessor [Member]	Dec. 31, 2011 Northern California [Member]	Dec. 31, 2010 Northern California [Member]	Dec. 31, 2009 Northern California [Member]	Sep. 30, 2012 Northern California [Member] Successor [Member]	Sep. 30, 2012 Northern California [Member] Successor [Member]	Feb. 24, 2012 Northern California [Member] Predecessor [Member]	Sep. 30, 2011 Northern California [Member] Predecessor [Member]	Sep. 30, 2011 Northern California [Member] Predecessor [Member]	Dec. 31, 2011 Arizona [Member]	Dec. 31, 2010 Arizona [Member]	Dec. 31, 2009 Arizona [Member]	Sep. 30, 2012 Arizona [Member] Successor [Member]	Sep. 30, 2012 Arizona [Member] Successor [Member]	Feb. 24, 2012 Arizona [Member] Predecessor [Member]	Sep. 30, 2011 Arizona [Member] Predecessor [Member]	Sep. 30, 2011 Arizona [Member] Predecessor [Member]	Dec. 31, 2011 Nevada [Member]	Dec. 31, 2010 Nevada [Member]	Dec. 31, 2009 Nevada [Member]	Sep. 30, 2012 Nevada [Member] Successor [Member]	Sep. 30, 2012 Nevada [Member] Successor [Member]	Feb. 24, 2012 Nevada [Member] Predecessor [Member]	Sep. 30, 2011 Nevada [Member] Predecessor [Member]	Sep. 30, 2011 Nevada [Member] Predecessor [Member]	Dec. 31, 2011 Corporate [Member]	Dec. 31, 2010 Corporate [Member]	Dec. 31, 2009 Corporate [Member]	Sep. 30, 2012 Corporate [Member] Successor [Member]	Sep. 30, 2012 Corporate [Member] Successor [Member]	Feb. 24, 2012 Corporate [Member] Predecessor [Member]	Sep. 30, 2011 Corporate [Member] Predecessor [Member]	Sep. 30, 2011 Corporate [Member] Predecessor [Member]
Homebuilding revenue:
Total homebuilding revenues													$ 226,823	$ 294,698	$ 309,243	$ 92,987	$ 262,575	$ 25,570	$ 59,730	$ 161,651	$ 130,737	$ 206,241	$ 179,282						$ 54,141	$ 56,095	$ 43,211						$ 20,074	$ 16,595	$ 51,215						$ 21,871	$ 15,767	$ 35,535
Homebuilding revenue													207,055	266,865	253,874	76,617	145,977	16,687	53,703	148,072				31,287	56,000	5,640	28,554	78,840				21,146	33,861	4,250	15,873	40,777				10,632	32,109	4,316	3,472	11,307				13,552	24,007	2,481	5,804	17,148
(Loss) income before provision for income taxes:
(Loss) income before provision for income taxes	$ (130,926)	$ (39,700)	$ (11,085)	$ (11,177)	$ (114,647)	$ (8,042)	$ (4,659)	$ (8,519)	$ (81,624)	$ (11,720)	$ 39,676	$ (69,193)	$ (192,888)	$ (135,867)	$ (122,861)	$ 477	$ (5,562)	$ 228,497	$ (39,700)	$ (61,962)	$ (26,406)	$ (83,176)	$ (57,716)	$ 889	$ (1,840)	$ (19,131)	$ (2,903)	$ (5,031)	$ (6,307)	$ (41)	$ (37,853)	$ 4,577	$ 12,169	$ 6,195	$ (1,426)	$ (3,248)	$ (95,184)	$ (26,887)	$ (21,451)	$ 353	$ 64	$ 9,928	$ (4,098)	$ (5,157)	$ (30,500)	$ (21,449)	$ (70,915)	$ 1	$ (1,637)	$ (1,738)	$ (24,091)	$ (28,979)	$ (34,491)	$ (4,314)	$ 65,074	$ (5,343)	$ (14,318)	$ 233,243	$ (7,182)	$ (19,547)

Segment Information (Homebuilding Pretax (Loss) Income Includes Following Pretax Inventory And Goodwill Impairment Charges Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Inventory impairments	$ (24,896)	$ 128,314	$ 111,860	$ 45,269
Southern California [Member]
Segment Reporting Information [Line Items]
Inventory impairments		17,962	70,801	19,518
Northern California [Member]
Segment Reporting Information [Line Items]
Inventory impairments		2,074	3,103	6,144
Arizona [Member]
Segment Reporting Information [Line Items]
Inventory impairments		87,607	22,409
Nevada [Member]
Segment Reporting Information [Line Items]
Inventory impairments		$ 20,671	$ 15,547	$ 19,607

Segment Information (Homebuilding Pretax (Loss) Income Includes Following Pretax Loss On Sales Of Lots, Land And Other Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
(Loss) gain on sales of lots, land and other
Operating revenue			$ 17,204		$ 21,220
Operating costs	(4,234)		(20,426)		(131,640)
Loss on sales of lots, land and other	(4,234)		(3,222)		(110,420)
Southern California [Member]
(Loss) gain on sales of lots, land and other
Operating revenue					3,250
Operating costs	(1,912)	[1]	(6,001)	[1]	(27,294)
Loss on sales of lots, land and other	(1,912)	[1]	(6,001)	[1]	(24,044)
Northern California [Member]
(Loss) gain on sales of lots, land and other
Operating revenue			17,204
Operating costs	(2,297)	[1]	(14,334)		(29,410)	[1]
Loss on sales of lots, land and other	(2,297)	[1]	2,870		(29,410)	[1]
Arizona [Member]
(Loss) gain on sales of lots, land and other
Operating revenue					11,595
Operating costs					(25,588)
Loss on sales of lots, land and other					(13,993)
Nevada [Member]
(Loss) gain on sales of lots, land and other
Operating revenue					6,375
Operating costs	(25)	[1]	(91)	[1]	(49,348)
Loss on sales of lots, land and other	$ (25)	[1]	$ (91)	[1]	$ (42,973)

[1]	Consists of write-off of land option deposits and pre-acquisition costs.

Segment Information (Consists Of Write-Off Of Land Option Deposits And Pre-Acquisition Costs) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Homebuilding assets:
Total homebuilding assets	$ 529,557		$ 496,951		$ 649,004
Successor [Member]
Homebuilding assets:
Total homebuilding assets	529,557
Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			496,951
Southern California [Member]
Homebuilding assets:
Total homebuilding assets			182,781		239,510
Southern California [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	188,787
Southern California [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			182,781
Northern California [Member]
Homebuilding assets:
Total homebuilding assets			105,298		60,542
Northern California [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	31,714
Northern California [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			105,298
Arizona [Member]
Homebuilding assets:
Total homebuilding assets			129,920		194,635
Arizona [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	161,423
Arizona [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			129,920
Nevada [Member]
Homebuilding assets:
Total homebuilding assets			42,183		58,827
Nevada [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	45,870
Nevada [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			42,183
Corporate [Member]
Homebuilding assets:
Total homebuilding assets			36,769	[1]	95,490	[1]
Corporate [Member] | Successor [Member]
Homebuilding assets:
Total homebuilding assets	101,763	[2]
Corporate [Member] | Predecessor [Member]
Homebuilding assets:
Total homebuilding assets			$ 36,769	[2]

[1]	Comprised primarily of cash and receivables.
[2]	Comprised primarily of cash and cash equivalents, restricted cash, receivables, deferred loan costs, unallocated goodwill and other assets.

Receivables (Summary Of Other Receivables) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Line Items]
Secured promissory note from affiliate, sale of aircraft		$ 6,188	$ 6,188
Development costs receivable from municipality		3,100	3,100
Construction management fee receivable		1,207	779
Escrow proceeds receivable		1,388	4,328
First trust deed mortgage notes receivable		310	316
Property tax refund receivable			1,173
Other receivables		1,539	2,615
Receivables	$ 13,309	$ 13,732	$ 18,499

Real Estate Inventories And Impairment Loss On Real Estate Assets (Summary of Real Estate Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010
Inventories owned:
Land deposits		$ 26,939	[1]	$ 27,939	[1]
Land and land under development		267,348	[1]	298,677	[1]
Homes completed and under construction		90,824	[1]	114,592	[1]
Model homes		13,423	[1]	47,698	[1]
Total	369,146	398,534	[1]	488,906	[1]
Inventories not owned:
Other land options contracts		47,408	[2]	55,270	[2]
Total inventories not owned	$ 44,908	$ 47,408	[2]	$ 55,270	[2]

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.

Real Estate Inventories And Impairment Loss On Real Estate Assets (Summary of Real Estate Inventories) (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Inventory [Line Items]
Costs related to inventory	$ 16.1
Land And Land Under Development [Member]
Inventory [Line Items]
Costs related to inventory	14.8
Homes In Backlog [Member]
Inventory [Line Items]
Costs related to inventory	0.2
Model Homes [Member]
Inventory [Line Items]
Costs related to inventory	$ 1.1

Real Estate Inventories And Impairment Loss On Real Estate Assets (Summary of Inventory Impairments) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 Property Project	Dec. 31, 2010 Project Property	Dec. 31, 2009 Property Project
Inventory impairments related to:
Inventory impairments	$ (24,896)	$ 128,314	$ 111,860	$ 45,269
Number of projects impaired during the year		16	14	13
Number of projects assessed for impairment during the year		42	73	67
Homes In Backlog [Member]
Inventory impairments related to:
Inventory impairments		34,835	80,197	31,916
Land Held For Future Development Or Sold [Member]
Inventory impairments related to:
Inventory impairments		$ 93,479	$ 31,663	$ 13,353

Real Estate Inventories And Impairment Loss On Real Estate Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended
	May 03, 2012 acre	Dec. 24, 2009 acre
Real Estate Activity [Line Items]
Aggregate sales price of real property	$ 90	$ 13.6
Book value of the property sold		$ 84.2
Sale of certain real property	27	165

Notes Payable And Senior Notes (Details Of Notes Payable And Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Feb. 24, 2012	Dec. 31, 2011		Dec. 31, 2010
Notes payable:
Construction notes payable	$ 10,961		$ 74,009		$ 30,541
Senior Notes:
Senior Secured Term Loan					206,000
Total Senior Notes			283,483
Total Senior Notes			489,483		489,190
Total notes payable and Senior Notes		384,500	563,492		519,731
Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Term Loan	235,000		206,000		206,000
7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704	[1]	66,704	[1]
10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912	[1]	138,619	[1]
7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			$ 77,867	[1]	$ 77,867	[1]

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Notes Payable And Senior Notes (Details Of Notes Payable And Senior Notes) (Parenthetical) (Detail)	Nov. 22, 2004	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Oct 20, 2014	Oct 20, 2014	Dec 15, 2012	[1]	Dec 15, 2012	[1]		Apr 1, 2013	[1]	Apr 1, 2013	[1]		Feb 15, 2014	[1]	Feb 15, 2014	[1]
Debt instrument, interest rate, stated percentage	7.63%			7.63%	[1]	7.63%	[1]	7.63%	10.75%	[1]	10.75%	[1]	10.75%	7.50%	[1]	7.50%	[1]	7.50%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Notes Payable And Senior Notes - Additional Information (Detail) (USD $)	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended				12 Months Ended							12 Months Ended				12 Months Ended					12 Months Ended			12 Months Ended	9 Months Ended		12 Months Ended		1 Months Ended						12 Months Ended	9 Months Ended	12 Months Ended					12 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended		12 Months Ended	9 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended		1 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 22, 2004	Dec. 31, 2011 Seller Financing [Member]	Dec. 31, 2011 Prime Interest Rate [Member]	Dec. 31, 2010 Prime Interest Rate [Member]	Dec. 31, 2009 Prime Interest Rate [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Sep. 30, 2012 William Lyon Homes [Member]	Dec. 31, 2011 William Lyon Homes [Member]	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2011 Successor [Member] Common Class A [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member] Successor [Member]	Sep. 30, 2012 Term Loan Agreement [Member]	Dec. 31, 2011 Term Loan Agreement [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Predecessor [Member]	Feb. 24, 2012 Term Loan Agreement [Member] Successor [Member]	Sep. 30, 2012 Term Loan Agreement [Member] Successor [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member] 2012	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member] 2013	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member] Through Maturity	Dec. 31, 2011 Secured Debt [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Predecessor [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member] Successor [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Successor [Member]	Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Predecessor [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member] Successor [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Successor [Member]	Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Predecessor [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member] Successor [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Successor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] California Lyon [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Debtor In Possession Credit Agreement [Member]	Jan. 31, 2012 Debtor In Possession Credit Agreement [Member]	Dec. 31, 2011 Construction Notes Three [Member]	Sep. 30, 2011 Construction Notes One [Member]	Apr. 30, 2011 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes One [Member]	Sep. 30, 2012 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Dec. 31, 2010 Construction Notes Two [Member]	Sep. 30, 2012 Construction Notes Two [Member]	Dec. 31, 2011 Construction Notes Two [Member] Loan Agreement [Member]	Dec. 31, 2010 Construction Notes Two [Member] Loan Agreement [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]
Debt Instrument [Line Items]
Debt instrument outstanding amount						$ 61,400,000	$ 62,800,000	$ 48,800,000		$ 3,000,000																									$ 235,000,000							$ 66,700,000				$ 150,000,000				$ 250,000,000		$ 138,900,000							$ 150,000,000		$ 77,900,000							$ 75,916,000	$ 75,000,000							$ 71,000,000			$ 9,000,000	$ 5,600,000			$ 5,300,000	$ 7,500,000
Interest costs capitalized	4,600,000	6,200,000	7,900,000	15,000,000	27,800,000	36,900,000	39,100,000	12,900,000
Interest expense debt						24,500,000	23,700,000	35,900,000
Term loan, outstanding							206,000,000											206,000,000								206,000,000	206,000,000	235,000,000	206,000,000	235,000,000																																						75,916,000		75,916,000		75,916,000
Lien secured loan																																	206,000,000
Maximum percentage of outstanding loans to properties securing the facility																																60.00%								60.00%
Debt instrument stated percentage									7.63%	7.00%	3.25%	3.25%	3.25%																		14.00%		14.00%									7.63%	[1]	7.63%	[1]	7.63%	7.63%	7.63%		10.75%		10.75%	[1]	10.75%	[1]	10.75%	10.75%		7.50%		7.50%	[1]	7.50%	[1]	7.50%	7.50%		12.00%	12.00%				12.00%	10.25%							10.00%				12.50%	1.50%
Discounted interest rate for repayment						14.00%																									15.63%		15.63%
Debt instrument, maturity date																										Oct 20, 2014	Oct 20, 2014		Jan 31, 2015	Jan 31, 2015	Oct 20, 2014		Oct 20, 2014									Dec 15, 2012	[1]	Dec 15, 2012	[1]		Dec 15, 2012	Dec 15, 2012				Apr 1, 2013	[1]	Apr 1, 2013	[1]	Apr 1, 2013	Apr 1, 2013				Feb 15, 2014	[1]	Feb 15, 2014	[1]	Feb 15, 2014	Feb 15, 2014		Feb 24, 2017			Feb 15, 2017	Feb 15, 2017							Jan 1, 2013					May 1, 2015		Oct 1, 2012
Interest paid																																	28,800,000									2,500,000								7,400,000									2,900,000									6,000,000	6,000,000
Minimum Tangible Net Worth		75,000,000		75,000,000		75,000,000	13,000,000														13,000,000		75,000,000																																																								90,000,000
Certain other indebtedness		10,000,000		10,000,000																			10,000,000
Borrowing base																						60.00%	60.00%								67.50%						67.50%	65.00%	60.00%
Non-cash impairment charges							111,900,000														111,900,000
Aggregate principal amount																															10,000,000					235,000,000																																					75,000,000
Reduced interest rate per annum																																				10.25%
Restructuring fee																																		2,350,000
Percent in payable of administrative fee																																		0.10%
Percentage of issuance price on face value																																																		98.49%
Cash proceeds from issuance of debt																																																		246,200,000									147,600,000
Percentage of discount to yield																																																		11.00%
Percentage of principal amount, plus accrued and unpaid interest of purchase price						100.00%											101.00%
Percentage of debt instrument offer to purchase						10.00%
Maximum days to purchase offer						65 days
Redemption price of aggregate principal amount																																										83,300,000										110,700,000									72,100,000
Debt instrument offer to purchase																																																													2,900,000
Percentage of ownership by the company																	100.00%
Common stock issued														44,793,255	44,793,255	44,793,255								54,793,255	44,793,255
Common stock par value	$ 0.01					$ 0.01	$ 0.01							$ 0.01	$ 0.01								$ 0.01	$ 0.01	$ 0.01
Debt maturity date																																									2012								2012		2013							2013		2014							2014						2017
Loan maturity date																																																																				2017-02	2017-02										2013-01							2012-10
Debt instrument, interest rate, stated percentage																																																																				12.00%	8.00%
Remaining Interest Rate																																																																				4.00%	4.00%
Redemption price																																																																				100.00%	100.00%
Ownership rate																			100.00%	100.00%
Maximum amount borrowed under facility																																																																										30,000,000
Amount borrowed under facility																																																																											5,000,000
Interest rate, floor																																																																															6.50%
Periodic principal payments																																																																													900,000	2,000,000			500,000				500,000
Debt instrument, interest rate percentage																																																																													6.00%		5.50%					10.00%
Debt instrument, extended maturity date																																																																															Jul 1, 2011
Debt instrument outstanding amount																																																																																	7,000,000	7,000,000
Acquisition price of land																																																																																						56,000,000
Loan value																																																																																						$ 55,000,000
Debt instrument, maturity date										2012
Debt instrument, weighted average interest rate percentage											3.25%	3.25%	3.25%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Notes Payable And Senior Notes (Maturities Of Notes Payable And Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011
Debt Instrument [Line Items]
2012	$ 60,695
2013	10,999
2014	2,000
2015	235,800
2016

Notes Payable And Senior Notes (Principal Amounts Of Senior Notes Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Instrument [Line Items]
Senior Notes	$ 489,483	$ 489,190
Predecessor [Member]
Debt Instrument [Line Items]
Senior Notes	283,483
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	66,704
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	138,912
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 77,867

Notes Payable And Senior Notes (Consolidating Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 74,445	$ 20,061		$ 71,286		$ 117,587	$ 67,017
Restricted cash	887	852		641
Receivables	13,309	13,732		18,499
Real estate inventories
Owned	369,146	398,534	[1]	488,906	[1]
Not owned	44,908	47,408	[2]	55,270	[2]
Deferred loan costs	1,992	8,810		12,404
Other assets	6,225	7,554		1,998
Total assets	529,557	496,951		649,004
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable	11,487			6,904
Accrued expenses	37,224			41,722
Liabilities from inventories not owned	44,908			55,270
Notes payable	10,961	74,009		30,541
Senior Secured Term Loan				206,000
Senior Notes		283,483
Total liabilities	415,496	666,821		623,627
William Lyon Homes stockholders' (deficit) equity	45,206	(179,516)		13,814
Noncontrolling interest	11,786	9,646		11,563
Total liabilities and (deficit) equity	529,557	496,951		649,004
7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		66,704	[3]	66,704	[3]
10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		138,912	[3]	138,619	[3]
7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		77,867	[3]	77,867	[3]
Liabilities Not Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable		1,436
Accrued expenses		2,082
Liabilities from inventories not owned		47,408
Notes payable		74,009
Senior Secured Term Loan		206,000
Total liabilities		330,935
Liabilities Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable		3,946
Accrued expenses		48,457
Total liabilities		335,886
Liabilities Subject To Compromise [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		66,704
Liabilities Subject To Compromise [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		138,912
Liabilities Subject To Compromise [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		77,867
Delaware Lyon [Member]
ASSETS
Cash and cash equivalents
Real estate inventories
Investments in subsidiaries	45,206	(179,516)		13,814
Total assets	45,206	(179,516)		13,814
LIABILITIES AND (DEFICIT) EQUITY
William Lyon Homes stockholders' (deficit) equity	45,206	(179,516)		13,814
Total liabilities and (deficit) equity	45,206	(179,516)		13,814
California Lyon [Member]
ASSETS
Cash and cash equivalents	71,619	14,333		69,499		115,247	59,285
Restricted cash	887	852		641
Receivables	9,155	9,897		15,034
Real estate inventories
Owned	298,128	278,939		478,010
Not owned	44,908	47,408		55,270
Deferred loan costs	1,992	8,810		12,404
Other assets	5,779	6,671		1,842
Investments in subsidiaries	(61,904)	(85,714)		3,286
Total assets	389,209	281,196		635,986
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable	10,502			6,221
Accrued expenses	36,596			41,435
Liabilities from inventories not owned	44,908			55,270
Notes payable	(163)			30,541
Senior Secured Term Loan				206,000
Intercompany payables	90,564			203,355
Total liabilities	493,323	664,489		826,012
William Lyon Homes stockholders' (deficit) equity	(161,183)	(383,293)		(190,026)
Total liabilities and (deficit) equity	389,209	281,196		635,986
California Lyon [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes				66,704
California Lyon [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes				138,619
California Lyon [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes				77,867
California Lyon [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable		1,436
Accrued expenses		2,082
Liabilities from inventories not owned		47,408
Notes payable		3,010
Senior Secured Term Loan		206,000
Intercompany payables		71,459
Total liabilities		331,395
California Lyon [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable		2,560
Accrued expenses		47,051
Total liabilities		333,094
California Lyon [Member] | Liabilities Subject To Compromise [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		66,704
California Lyon [Member] | Liabilities Subject To Compromise [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		138,912
California Lyon [Member] | Liabilities Subject To Compromise [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND (DEFICIT) EQUITY
Senior Notes		77,867
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	56	47		131		111	2,898
Receivables	298	310		316
Real estate inventories
Other assets	128	159		156
Intercompany receivables	206,220	203,517		203,480
Total assets	206,702	204,033		204,083
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable	89			27
Accrued expenses	224			216
Total liabilities	313	256		243
William Lyon Homes stockholders' (deficit) equity	206,389	203,777		203,840
Total liabilities and (deficit) equity	206,702	204,033		204,083
Guarantor Subsidiaries [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable		38
Accrued expenses		218
Total liabilities		256
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	2,770	5,681		1,656		2,229	4,834
Receivables	3,856	3,525		3,149
Real estate inventories
Owned	71,018	119,595		10,896
Other assets	318	724
Intercompany receivables	18,897	12		12
Total assets	96,859	129,537		15,713
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable	896			656
Accrued expenses	404			71
Notes payable	11,124
Intercompany payables	134,553			137
Total liabilities	146,977	205,605		864
William Lyon Homes stockholders' (deficit) equity	(61,904)	(85,714)		3,286
Noncontrolling interest	11,786	9,646		11,563
Total liabilities and (deficit) equity	96,859	129,537		15,713
Non-Guarantor Subsidiaries [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Notes payable		70,999
Intercompany payables		132,070
Total liabilities		203,069
Non-Guarantor Subsidiaries [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Accounts payable		1,348
Accrued expenses		1,188
Total liabilities		2,536
Eliminating Entries [Member]
Real estate inventories
Investments in subsidiaries	16,698	265,230		(17,100)
Intercompany receivables	(225,117)	(203,529)		(203,492)
Total assets	(208,419)	61,701		(220,592)
LIABILITIES AND (DEFICIT) EQUITY
Intercompany payables	(225,117)			(203,492)
Total liabilities	(225,117)	(203,529)		(203,492)
William Lyon Homes stockholders' (deficit) equity	16,698	265,230		(17,100)
Total liabilities and (deficit) equity	(208,419)	61,701		(220,592)
Eliminating Entries [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND (DEFICIT) EQUITY
Intercompany payables		(203,529)
Total liabilities		$ (203,529)

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.
[3]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Notes Payable And Senior Notes (Consolidated Statement Of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended												9 Months Ended	12 Months Ended
	May 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating revenue
Sales															$ 207,055	$ 284,069	$ 275,094
Construction services															19,768	10,629	34,149
Revenues															226,823	294,698	309,243
Operating costs
Cost of sales															(188,723)	(246,177)	(351,126)
Impairment loss on real estate assets														24,896	(128,314)	(111,860)	(45,269)
Construction services															(18,164)	(7,805)	(28,486)
Sales and marketing															(16,848)	(19,746)	(17,636)
General and administrative															(22,411)	(25,129)	(21,027)
Other															(3,983)	(2,740)	(6,580)
Operating expenses															(378,443)	(413,457)	(470,124)
Equity in income of unconsolidated joint ventures															3,605	916	(420)
Operating (loss) income															(148,015)	(117,843)	(161,301)
Gain on retirement of debt	1,000															5,572	78,144
Interest expense, net of amounts capitalized															(24,529)	(23,653)	(35,902)
Other income (expense), net															838	57	(3,802)
(Loss) income before reorganization items															(171,706)	(135,867)	(122,861)
Reorganization items															(21,182)
(Loss) income before benefit from income taxes		(130,926)	(39,700)	(11,085)	(11,177)	(114,647)	(8,042)	(4,659)	(8,519)	(81,624)	(11,720)	39,676	(69,193)		(192,888)	(135,867)	(122,861)
(Provision) benefit for income taxes				(10)		347			65	101,830	56		22		(10)	412	101,908
Net (loss) income		(130,926)	(39,700)	(11,095)	(11,177)	(114,300)	(8,042)	(4,659)	(8,454)	20,206	(11,664)	39,676	(69,171)		(192,898)	(135,455)	(20,953)
Less: net income (loss) attributable to noncontrolling interest		(374)	66	(76)	(48)	(1,451)	29	121	(30)	520	27	(289)	170		(432)	(1,331)	428
Net (loss) income attributable to William Lyon Homes		(131,300)	(39,634)	(11,171)	(11,225)	(115,751)	(8,013)	(4,538)	(8,484)	20,726	(11,637)	39,387	(69,001)		(193,330)	(136,786)	(20,525)
Delaware Lyon [Member]
Operating costs
(Loss) income from subsidiaries															(193,330)	(136,786)	(20,525)
Operating (loss) income															(193,330)	(136,786)	(20,525)
(Loss) income before reorganization items															(193,330)
(Loss) income before benefit from income taxes															(193,330)	(136,786)	(20,525)
Net (loss) income															(193,330)	(136,786)	(20,525)
Net (loss) income attributable to William Lyon Homes															(193,330)	(136,786)	(20,525)
California Lyon [Member]
Operating revenue
Sales															176,992	263,864	229,854
Construction services															19,768	10,629	34,149
Management fees															468	165	1,127
Revenues															197,228	274,658	265,130
Operating costs
Cost of sales															(162,148)	(228,542)	(308,639)
Impairment loss on real estate assets															(70,742)	(111,860)	(45,269)
Construction services															(18,164)	(7,805)	(28,486)
Sales and marketing															(14,528)	(17,953)	(14,820)
General and administrative															(22,070)	(24,795)	(20,733)
Other															(2,979)	(2,740)	(6,496)
Operating expenses															(290,631)	(393,695)	(424,443)
Equity in income of unconsolidated joint ventures															3,605	916	(420)
(Loss) income from subsidiaries															(59,588)	(1,053)	(4,780)
Operating (loss) income															(149,386)	(119,174)	(164,513)
Gain on retirement of debt																5,572	78,144
Interest expense, net of amounts capitalized															(23,639)	(23,653)	(35,902)
Other income (expense), net															1,018	280	1,159
(Loss) income before reorganization items															(172,007)
Reorganization items															(21,182)
(Loss) income before benefit from income taxes															(193,189)	(136,975)	(121,112)
(Provision) benefit for income taxes															(10)	412	101,908
Net (loss) income															(193,199)	(136,563)	(19,204)
Net (loss) income attributable to William Lyon Homes															(193,199)	(136,563)	(19,204)
Guarantor Subsidiaries [Member]
Operating revenue
Sales															19,954	16,595	39,619
Revenues															19,954	16,595	39,619
Operating costs
Cost of sales															(18,225)	(16,167)	(38,142)
Sales and marketing															(1,318)	(1,208)	(2,308)
General and administrative															(340)	(313)	(276)
Other																	(84)
Operating expenses															(19,883)	(17,688)	(40,810)
(Loss) income from subsidiaries																12	(411)
Operating (loss) income															71	(1,081)	(1,602)
Other income (expense), net															(131)	(235)	(4,990)
(Loss) income before reorganization items															(60)
(Loss) income before benefit from income taxes															(60)	(1,316)	(6,592)
Net (loss) income															(60)	(1,316)	(6,592)
Net (loss) income attributable to William Lyon Homes															(60)	(1,316)	(6,592)
Non-Guarantor Subsidiaries [Member]
Operating revenue
Sales															10,109	3,610	5,621
Revenues															10,109	3,610	5,621
Operating costs
Cost of sales															(8,818)	(1,633)	(5,472)
Impairment loss on real estate assets															(57,572)
Sales and marketing															(1,002)	(585)	(508)
General and administrative															(1)	(21)	(18)
Other															(1,004)
Operating expenses															(68,397)	(2,239)	(5,998)
Operating (loss) income															(58,288)	1,371	(377)
Interest expense, net of amounts capitalized															(890)
Other income (expense), net															(49)	12	29
(Loss) income before reorganization items															(59,227)
(Loss) income before benefit from income taxes															(59,227)	1,383	(348)
Net (loss) income															(59,227)	1,383	(348)
Less: net income (loss) attributable to noncontrolling interest															(432)	(1,331)	428
Net (loss) income attributable to William Lyon Homes															(59,659)	52	80
Eliminating Entries [Member]
Operating revenue
Management fees															(468)	(165)	(1,127)
Revenues															(468)	(165)	(1,127)
Operating costs
Cost of sales															468	165	1,127
Operating expenses															468	165	1,127
(Loss) income from subsidiaries															252,918	137,827	25,716
Operating (loss) income															252,918	137,827	25,716
(Loss) income before reorganization items															252,918
(Loss) income before benefit from income taxes															252,918	137,827	25,716
Net (loss) income															252,918	137,827	25,716
Net (loss) income attributable to William Lyon Homes															$ 252,918	$ 137,827	$ 25,716

Notes Payable And Senior Notes (Consolidating Statement Of Cash flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net (loss) income	$ (192,898)	$ (135,455)	$ (20,953)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	3,875	3,718	3,213
Impairment loss on real estate assets	128,314	111,860	45,269
Equity in (income) loss of unconsolidated joint ventures	(3,605)	(916)	420
Reorganization items:
Accrued professional fees	1,000
Gain on retirement of debt		(5,572)	(78,144)
Loss on disposition of fixed asset	83	122	3,009
Benefit from income taxes	10	(412)	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727
Receivables	4,767	(2,205)	19,879
Income tax refund receivable		107,401	41,615
Other assets	(4,422)	15,898	(7,658)
Accounts payable	(1,522)	(4,142)	(5,285)
Accrued expenses	7,807	(3,572)	(17,693)
Net cash (used in) provided by operating activities	(38,651)	24,119	12,927
Investing activities
Investments in and advances to unconsolidated joint ventures		(194)	(194)
Distributions from unconsolidated joint ventures	1,435	4,183	840
Distributions from unconsolidated joint venture	800	4,183	840
Net proceeds from sale of fixed asset			2,063
Purchases of property and equipment	(128)	(64)	(23)
Net cash (used in) provided by investing activities	1,307	3,925	2,686
Financing activities
Proceeds from borrowings on notes payable, net		7,087	113,467
Principal payments on notes payable, net	(11,532)	(52,797)	(187,718)
Net cash paid for repurchase of Senior Notes		(31,268)	(76,991)
Proceeds from Senior Secured Term Loan			193,904
Noncontrolling interest (distributions) contributions, net	(2,349)	2,633	(7,705)
Net cash (used in) provided by financing activities	(13,881)	(74,345)	34,957
Net (decrease) increase in cash and cash equivalents	(51,225)	(46,301)	50,570
Cash and cash equivalents -beginning of period	71,286	117,587	67,017
Cash and cash equivalents - end of period	20,061	71,286	117,587
Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	18,151	(66,317)	130,436
Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Delaware Lyon [Member]
Operating activities
Net (loss) income	(193,330)	(136,786)	(20,525)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Equity in loss of subsidiaries	193,330	136,786	20,525
Net changes in operating assets and liabilities:
Net cash (used in) provided by operating activities
Investing activities
Net cash (used in) provided by investing activities
Financing activities
Net cash (used in) provided by financing activities
Net (decrease) increase in cash and cash equivalents
Cash and cash equivalents -beginning of period
Cash and cash equivalents - end of period
Delaware Lyon [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Delaware Lyon [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
California Lyon [Member]
Operating activities
Net (loss) income	(193,199)	(136,563)	(19,204)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	3,827	3,626	2,266
Impairment loss on real estate assets	70,742	111,860	45,269
Equity in (income) loss of unconsolidated joint ventures	(3,605)	(916)	420
Equity in loss of subsidiaries	59,588	1,053	4,780
Reorganization items:
Accrued professional fees	1,000
Gain on retirement of debt		(5,572)	(78,144)
Benefit from income taxes	10	(412)	(101,908)
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727
Receivables	5,137	(2,435)	482
Income tax refund receivable		107,401	41,615
Other assets	(4,417)	15,837	(8,680)
Accounts payable	(2,225)	(2,693)	(164)
Accrued expenses	6,688	(3,379)	(16,811)
Net cash (used in) provided by operating activities	127,757	27,863	(7,411)
Investing activities
Investments in and advances to unconsolidated joint ventures		(194)	(194)
Distributions from unconsolidated joint ventures	1,435
Distributions from unconsolidated joint venture		4,183	840
Purchases of property and equipment	725	101	94
Investment in subsidiaries	29,412	(361)	(1,081)
Net cash (used in) provided by investing activities	31,572	3,729	(341)
Financing activities
Proceeds from borrowings on notes payable, net		7,087	102,115
Principal payments on notes payable, net	(82,531)	(52,797)	(170,097)
Net cash paid for repurchase of Senior Notes		(31,268)	(76,991)
Proceeds from Senior Secured Term Loan			193,904
Intercompany receivables/payables	(131,964)	(362)	14,783
Net cash (used in) provided by financing activities	(214,495)	(77,340)	63,714
Net (decrease) increase in cash and cash equivalents	(55,166)	(45,748)	55,962
Cash and cash equivalents -beginning of period	69,499	115,247	59,285
Cash and cash equivalents - end of period	14,333	69,499	115,247
California Lyon [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	184,422	(63,655)	121,941
California Lyon [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Guarantor Subsidiaries [Member]
Operating activities
Net (loss) income	(60)	(1,316)	(6,592)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	48	92	947
Equity in loss of subsidiaries		(12)	411
Reorganization items:
Loss on disposition of fixed asset	83	122	3,009
Net changes in operating assets and liabilities:
Receivables	6	4	13,483
Other assets	(3)	61	1,022
Accounts payable	11	(15)	(252)
Accrued expenses	2	(181)	(863)
Net cash (used in) provided by operating activities	87	(1,245)	11,165
Investing activities
Net proceeds from sale of fixed asset			2,063
Purchases of property and equipment	(131)	(165)	(117)
Investment in subsidiaries		12	(411)
Net cash (used in) provided by investing activities	(131)	(153)	1,535
Financing activities
Proceeds from borrowings on notes payable, net			11,352
Principal payments on notes payable, net			(17,621)
Intercompany receivables/payables	(37)	1,437	(9,116)
Advances to affiliates	(3)	(19)	(102)
Net cash (used in) provided by financing activities	(40)	1,418	(15,487)
Net (decrease) increase in cash and cash equivalents	(84)	20	(2,787)
Cash and cash equivalents -beginning of period	131	111	2,898
Cash and cash equivalents - end of period	47	131	111
Guarantor Subsidiaries [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Guarantor Subsidiaries [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Non-Guarantor Subsidiaries [Member]
Operating activities
Net (loss) income	(59,227)	1,383	(348)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Impairment loss on real estate assets	57,572
Net changes in operating assets and liabilities:
Receivables	(376)	226	5,914
Other assets	(2)
Accounts payable	692	(1,434)	(4,869)
Accrued expenses	1,117	(12)	(19)
Net cash (used in) provided by operating activities	(166,495)	(2,499)	9,173
Investing activities
Purchases of property and equipment	(722)
Net cash (used in) provided by investing activities	(722)
Financing activities
Principal payments on notes payable, net	70,999
Noncontrolling interest (distributions) contributions, net	(2,349)	2,633	(7,705)
Intercompany receivables/payables	131,933	37	(294)
Advances to affiliates	(29,341)	(744)	(3,779)
Net cash (used in) provided by financing activities	171,242	1,926	(11,778)
Net (decrease) increase in cash and cash equivalents	4,025	(573)	(2,605)
Cash and cash equivalents -beginning of period	1,656	2,229	4,834
Cash and cash equivalents - end of period	5,681	1,656	2,229
Non-Guarantor Subsidiaries [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	(166,271)	(2,662)	8,495
Non-Guarantor Subsidiaries [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Eliminating Entries [Member]
Operating activities
Net (loss) income	252,918	137,827	25,716
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Equity in loss of subsidiaries	(252,918)	(137,827)	(25,716)
Investing activities
Investment in subsidiaries	(29,412)	349	1,492
Net cash (used in) provided by investing activities	(29,412)	349	1,492
Financing activities
Intercompany receivables/payables	68	(1,112)	(5,373)
Advances to affiliates	29,344	763	3,881
Net cash (used in) provided by financing activities	29,412	(349)	(1,492)
Eliminating Entries [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories
Eliminating Entries [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories

Fair Value of Financial Instruments - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended		9 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2010	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Secured Term Loan Due 2014	Dec. 31, 2010 Senior Secured Term Loan Due 2014	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2011 Maximum [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Maturity of construction notes payable								1 year
First lien secured term loan		$ 206,000	$ 75,916		$ 206,000	$ 206,000
Senior Secured Debt, Fair value					$ 235,000	$ 230,800	$ 235,000
Interest at an annual rate			12.00%	8.00%
Debt instrument, cash interest rate			8.00%
Remaining Interest Rate			4.00%	4.00%
Debt instrument, maturity date			Feb 24, 2017
Debt instrument, discount rate	20.00%		9.13%

Fair Value of Financial Instruments (Estimated Fair Values of Financial Instruments) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial assets:
Cash and cash equivalents, Carrying Amount	$ 74,445	$ 20,061	$ 71,286	$ 117,587	$ 67,017
Financial liabilities:
Seller financing, Carrying Amount		3,010	7,642
First lien secured term loan			206,000
Senior Notes, Carrying Amount		283,483
Notes payable, Carrying Amount	10,961	74,009	30,541
Financial assets:
Cash and cash equivalents, Fair value	74,445	20,061	71,286
Financial liabilities:
Seller financing, Fair value		3,010	7,642
Notes payable, Fair value	13,129	74,009
Construction Notes Payable [Member]
Financial liabilities:
Notes payable, Carrying Amount		70,999	22,899
Financial liabilities:
Notes payable, Fair value		70,999	22,899
Senior Secured Term Loan Due 2014
Financial liabilities:
First lien secured term loan		206,000	206,000
Financial liabilities:
Senior Secured Debt, Fair value		235,000	230,800
7 5/8% Senior Notes Due December 15, 2012 [Member]
Financial liabilities:
Senior Notes, Carrying Amount		66,704	66,704
Financial liabilities:
Senior Notes, Fair value		20,469	56,785
10 3/4% Senior Notes Due April 1, 2013 [Member]
Financial liabilities:
Senior Notes, Carrying Amount		138,912	138,619
Financial liabilities:
Senior Notes, Fair value		40,614	119,933
7 1/2% Senior Notes Due February 15, 2014 [Member]
Financial liabilities:
Senior Notes, Carrying Amount		77,867	77,867
Financial liabilities:
Senior Notes, Fair value		21,742	56,049
Senior Secured Term Loan Due 2015 [Member]
Financial liabilities:
First lien secured term loan	235,000	206,000
Financial liabilities:
Senior Secured Debt, Fair value	243,600	235,000
Senior Subordinated Secured Notes Due 2017 [Member]
Financial liabilities:
First lien secured term loan	75,916
Financial liabilities:
Senior Secured Debt, Fair value	$ 98,200

Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment Charges	$ (24,896)	$ 128,314		$ 111,860		$ 45,269
Land Under Development And Homes Completed And Under Construction [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at Measurement Date		94,751	[1],[2]	122,270	[3],[4]
Impairment Charges		34,835	[1],[2]	80,197	[3],[4]
Inventory Held For Future Development [Member] | Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair Value at Measurement Date		74,146	[1],[5]	48,445	[3],[6]
Impairment Charges		$ 93,479	[1],[5]	$ 31,663	[3],[6]

[1]	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2011.
[2]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $129.6 million was written down to its fair value of $94.8 million, resulting in total impairments of $34.8 million for the year ended December 31, 2011.
[3]	Amounts represent the aggregate fair values for communities where the Company recognized noncash inventory impairment charges during the year ended December 31, 2010.
[4]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $202.5 million was written down to its fair value of $122.3 million, resulting in total impairments of $80.2 million for the year ended December 31, 2010.
[5]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $167.6 million was written down to its fair value of $74.1 million, resulting in total impairments of $93.5 million for the year ended December 31, 2011.
[6]	In accordance with FASB ASC 360-10-35, inventory under this caption with a carrying value of $80.1 million was written down to its fair value of $48.4 million, resulting in total impairments of $31.7 million for the year ended December 31, 2010.

Fair Value Of Financial Instruments (Summary Of Fair-Value Measurements Of Non-Financial Assets) (Parenthetical) (Detail) (Level 3 [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Land Under Development And Homes Completed And Under Construction [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of inventory	$ 129.6	$ 202.5
Fair value of inventory	94.8	122.3
Total impairments charges	34.8	80.2
Inventory Held For Future Development [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of inventory	167.6	80.1
Fair value of inventory	74.1	48.4
Total impairments charges	$ 93.5	$ 31.7

Equity - Additional Information (Detail) (USD $)	1 Months Ended	9 Months Ended							12 Months Ended							1 Months Ended	9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended
	Jun. 28, 2012 Property acre	Sep. 30, 2012	Feb. 24, 2012	Dec. 31, 2011	Dec. 31, 2010	May 18, 2006	Sep. 30, 2012 Common Stock [Member]	Sep. 30, 2012 Warrants [Member]	Dec. 31, 2010 CEO And COO [Member]	Dec. 31, 2010 Executive Vice President [Member]	Dec. 31, 2010 VP CFO [Member]	Dec. 31, 2010 Regional And Divisional Presidents [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Tendered offer to purchase common stock outstanding, amount						$ 109
Common stock, shares outstanding		102,368,169		1,000	1,000		102,368,169
Common stock shares cancelled				1,000
Common stock, shares issued													44,793,255	44,793,255	44,793,255	31,464,548	31,464,548	31,464,548	12,966,366	12,966,366	16,110,366
Issuance of preferred stock																						64,831,831
Maximum bonus greater half of the salary									50.00%	300.00%	250.00%	300.00%
Bonus on pre-tax, pre-bonus income									3.00%
Target bonus on salary									0.00%	100.00%	85.00%	150.00%
Common stock, par value			$ 0.01	$ 0.01	$ 0.01								$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate cash consideration																$ 25,000,000	$ 25,000,000		$ 60,000,000	$ 10,000,000
Warrants to purchase common stock, issued		15,737,294														15,737,294	15,737,294	15,737,294
Warrants to purchase common stock price per share																	$ 2.07	$ 2.07
Issuance of additional common stock																			3,144,000	3,144,000
Area of property	165
Number of properties for sale	7
Aggregate purchase price of the property	21,500,000
Cash paid	11,000,000
Number of lots	1,000
Share issued to acquire the property	10,000,000
Conversion rate																	1	1		1	1
Market value of common stock			44,100,000
Warrants expiration date		2017-02-24																2017-02-24
Adoption of fresh start accounting								$ 1,000,000

Stockholders' Equity (Schedule Of Applicable Percentage Of Net Profits) (Detail)	12 Months Ended
Dec. 31, 2011
All Projects [Member] | Executive Vice President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.88%
All Projects [Member] | Chief Financial Officer [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.50%
All Projects [Member] | Senior Vice President Of Finance [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.50%
Projects In President's Division [Member] | Division/Region President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	1.25%
Projects In All Other Divisions [Member] | Division/Region President [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.25%
Projects In All Other Divisions [Member] | Senior Vice President Of Operations [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.13%
Projects In Senior Vice President's Division [Member] | Senior Vice President Of Operations [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-based Payments and Postretirement Benefits [Line Items]
APPLICABLE PERCENTAGE	0.75%

Income Taxes (Summary Of Benefit (Provision) For Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current
Interest on uncertain tax positions								$ 75	$ 108
Federal								347	101,810
State							(10)	(10)	(10)
Provision (benefit) for income taxes	$ (10)	$ 347	$ 65	$ 101,830	$ 56	$ 22	$ (10)	$ 412	$ 101,908

Income Taxes (Difference In Income Taxes From Amounts Computed by Applying Federal Statutory Rates Recorded) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended						12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred Income Tax Assets And Liabilities [Line Items]
Benefit for federal income taxes at the statutory rate							$ 67,662	$ 48,019	$ 42,852
Provision for state income taxes, net of federal income tax benefits							(6)	(6)	(6)
Valuation allowance							(66,265)	(47,949)	60,015
Nondeductible items-reorganization costs							(1,379)
Nondeductible items-other							(22)
Other								348	(953)
Provision (benefit) for income taxes	$ (10)	$ 347	$ 65	$ 101,830	$ 56	$ 22	$ (10)	$ 412	$ 101,908

Income Taxes (Summary of Temporary Differences Giving Rise to Deferred Income Taxes) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets
Reserves deducted for financial reporting purposes not allowable for tax purpose		$ 102,216	$ 52,539
Compensation deductible for tax purposes when paid		970	586
State income tax provisions deductible when paid for federal tax purposes		3	3
Effect of book/tax differences for joint ventures		1,563	2,046
Effect of book/tax differences for capped interest/G&A		891
Other		318	320
AMT credit carryover		2,698	2,698
Net operating loss		99,586	76,374
Valuation allowance	(222,400)	(202,322)	(125,773)	(71,200)
Deferred tax assets		5,923	8,793
Deferred tax liabilities
Effect of book/tax differences for joint ventures		(5,923)	(6,027)
Effect of book/tax differences for capped interest/G&A			(2,766)
Deferred tax liabilities		(5,923)	(8,793)
Deferred income taxes

Income Taxes - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended							9 Months Ended	12 Months Ended				12 Months Ended			3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	1 Months Ended						9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Jun. 30, 2011	Dec. 31, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Mar. 31, 2009	Sep. 30, 2012 Cases	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 Y	Nov. 22, 2004	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Dec. 31, 2009 California Lyon [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Feb. 24, 2012 Second Lien Notes	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Common Class A [Member] Successor [Member]	Dec. 31, 2011 Common Class A [Member] Successor [Member]	Sep. 30, 2012 Federal [Member]	Dec. 31, 2011 Federal [Member]	Sep. 30, 2012 Federal [Member] Minimum [Member]	Dec. 31, 2011 Federal [Member] Minimum [Member]	Sep. 30, 2012 Federal [Member] Maximum [Member]	Dec. 31, 2011 Federal [Member] Maximum [Member]	Sep. 30, 2012 State [Member]	Dec. 31, 2011 State [Member]	Sep. 30, 2012 State [Member] Minimum [Member]	Dec. 31, 2011 State [Member] Minimum [Member]	Sep. 30, 2012 State [Member] Maximum [Member]	Dec. 31, 2011 State [Member] Maximum [Member]
Income Tax Disclosure [Line Items]
Operating loss carry forwards																											$ 203,000,000	$ 177,300,000					$ 466,000,000	$ 440,400,000
Year in which net operating loss carry forwards begin to expire																											2028	2028					2013	2013
Unused recognized built-in losses									20,000,000		7,900,000
Unused built in losses available to offset future income expiration Period											2011
Valuation allowance		222,400,000		125,773,000		71,200,000			222,400,000	202,322,000	125,773,000	71,200,000
Number of years to carry back taxable losses												5
Other tax related expenses			10,000	(347,000)	(65,000)	(101,830,000)	(56,000)	(22,000)		10,000	(412,000)	(101,908,000)		10,000	(412,000)	(101,908,000)	11,000	11,000	11,000	11,000
Additional refund amount related to loss carry back											347,000	347,000
Unrecognized tax benefits		0							0	0
Income tax refund receivable											75,000	108,000
Income tax examination, Year																													2008	2008	2011	2011			2007	2007	2011	2011
Issuance of common stock																						44,793,255	44,793,255	44,793,255	54,793,255	44,793,255
Common stock par value per share	$ 0.01			$ 0.01						$ 0.01	$ 0.01											$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes				489,190,000						489,483,000	489,190,000										75,000,000
Interest rate of senior note													7.63%								12.00%
Secured note maturity date																					2017
Cancellation of Debt	200,000,000
Number of case									11
Annual limitations									4,000,000
Net unrealized built-in loss		227,000,000							227,000,000
Federal alternative minimum tax credit carry forwards		$ 3,000,000							$ 3,000,000
Effective tax rate		0.00%							0.00%

Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended				2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Mar. 31, 2011	Sep. 03, 2009	Oct. 31, 2008	Dec. 27, 2007	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Net book value of the land prior to sales				$ 18,700,000
Loss on sale of the land				6,700,000
Contract price to build apartments			13,500,000
Contractor fee			500,000
Construction services revenue											19,768,000	10,629,000	34,149,000
Construction services costs											18,200,000	7,800,000	28,500,000
Reimbursable on-site labor costs					27,000	77,000	174,000	254,000		265,000	318,000	217,000	197,000
Due from related parties											24,000	38,000
Base monthly fee	21,335										21,335
Variable monthly fee	23										23
Variable monthly fee multiplied by number of employees	8,000										8,000
Charges related to rent											800,000	800,000	800,000
Percentage of payment to affiliate for consulting services											107.00%
Operating charge per hour for Aircraft											50
Hangar rent to affiliate											9,000
Expenses paid to the affiliate under the agreement													800,000
Aggregate purchase price of aircraft		8,300,000
Cash paid on sale of aircraft		2,100,000
Promissory note from the affiliate		6,200,000
Loss on sale of the aircraft													3,000,000
Reimbursable on-site labor costs due									62,000		30,000
Fees related to Human resource and payroll service contract					52,000	59,000	89,000	179,000		272,000
Adjusted fair value		5,200,000
Semiannual interest payments received		132,000
Charges related to the rent expense					118,000	197,000	197,000	472,000		590,000
Tax And Accounting Services [Member]
Related Party Transaction [Line Items]
Revenue from related parties											130,000	24,000	36,000
Human Resources And Payroll Services [Member]
Related Party Transaction [Line Items]
Revenue from related parties											362,000	426,000	123,000
Land [Member]
Related Party Transaction [Line Items]
Sale of asset				12,000,000
Aircraft Charter [Member]
Related Party Transaction [Line Items]
Revenue from related parties													53,000
Related Party [Member]
Related Party Transaction [Line Items]
Construction services revenue													12,600,000
Construction services costs													$ 11,600,000

Commitments and Contingencies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 M	Dec. 31, 2011
Contingencies And Commitments [Line Items]
Outstanding performance and surety bonds	$ 61.1	$ 57.5
Collateral for outstanding irrevocable	0.9
Term of letter of credit	12
Non-refundable deposits	7.2
Total purchase price	106.3
Remaining purchase price of land	44.9	47.4
Additional deposits	2.5
Real estate inventories not owned and liabilities from inventories not owned	2.5
Minimum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit	15.00%	15.00%
Maximum [Member]
Contingencies And Commitments [Line Items]
Non-refundable deposit	25.00%	25.00%
Construction In Progress [Member]
Contingencies And Commitments [Line Items]
Project commitments	$ 60.2

Subsequent Events - Additional Information (Detail) (USD $)	1 Months Ended				9 Months Ended					9 Months Ended	12 Months Ended	1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended	12 Months Ended					3 Months Ended	7 Months Ended						9 Months Ended				1 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended			9 Months Ended		9 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended		12 Months Ended		9 Months Ended		9 Months Ended		9 Months Ended				0 Months Ended		1 Months Ended			1 Months Ended
	Jun. 28, 2012 Property acre	May 03, 2012 acre	Feb. 24, 2012	Dec. 24, 2009 acre	Sep. 30, 2012 Home Community	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Nov. 22, 2004	Sep. 30, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Owned [Member] Lot	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] Convertible Preferred Stock [Member]	Sep. 30, 2012 Successor [Member] Common Class C [Member]	Sep. 30, 2012 Successor [Member] Common Class B [Member]	Sep. 30, 2012 Successor [Member] Common Class A [Member]	Dec. 31, 2011 Successor [Member] Common Class A [Member]	Sep. 30, 2012 Fourth Quarter [Member] Minimum [Member]	Sep. 30, 2012 Fourth Quarter [Member] Maximum [Member]	Sep. 30, 2012 Thereafter [Member] Minimum [Member]	Sep. 30, 2012 Thereafter [Member] Maximum [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Seller Financing [Member]	Dec. 31, 2011 Debtor In Possession Credit Agreement [Member]	Jan. 31, 2012 Debtor In Possession Credit Agreement [Member]	Sep. 30, 2012 Term Loan Agreement [Member]	Sep. 30, 2012 Term Loan Agreement [Member] Successor [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Successor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Dec. 31, 2010 Construction Notes Two [Member]	Sep. 30, 2012 Construction Notes Two [Member]	Sep. 30, 2011 Construction Notes One [Member]	Apr. 30, 2011 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes One [Member]	Sep. 30, 2012 Construction Notes One [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member] Successor [Member]	Oct. 12, 2012 Material Definitive Agreement [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] 2012 Plan [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] 2012 Plan [Member] Class D Units [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Officer [Member] Class D Units [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Officer [Member] Five-Year Options [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Officer [Member] Ten-Year Options [Member]	Sep. 30, 2012 Material Definitive Agreement [Member] Non-Employee Directors [Member] Vested [Member]	Oct. 12, 2012 Material Definitive Agreement [Member] Convertible Preferred Stock [Member]	Oct. 12, 2012 Material Definitive Agreement [Member] Common Class A [Member]	Nov. 08, 2012 Subsequent Event [Member]	Nov. 08, 2012 Subsequent Event [Member] Senior Subordinated Secured Notes [Member]	Nov. 08, 2012 Subsequent Event [Member] Senior Notes Due 2020 [Member]	Nov. 08, 2012 Subsequent Event [Member] Senior Secured Term Loan [Member]	Nov. 08, 2012 Subsequent Event [Member] Project Debt [Member]
Subsequent Event [Line Items]
Debt instrument, amount outstanding						$ 61,400,000	$ 62,800,000	$ 48,800,000																											$ 3,000,000	$ 2,900,000				$ 235,000,000		$ 75,916,000	$ 75,000,000					$ 5,300,000			$ 9,000,000	$ 5,600,000
Debt instrument, interest rate percentage									7.63%																								1.50%		7.00%		10.25%		14.00%			12.00%	12.00%		12.00%	10.00%																				12.00%	8.50%	10.25%
Notes payable					10,961,000	74,009,000	30,541,000															10,961,000	10,961,000																							16,000,000					9,000,000
Interest rate, floor																																																			6.50%
Debt instrument, maturity date																																	Oct 1, 2012		Mar 1, 2012				Oct 20, 2014			Feb 24, 2017		Feb 15, 2017							Jan 1, 2013		Oct 20, 2014	Oct 20, 2014	Jan 31, 2015
Interest rate, floor																																																			5.50%
Aggregate principal amount of debt, remained outstanding																																														7,000,000	7,000,000
Debt instrument, maturity date																																														May 2015
Periodic principal payments																																														500,000			900,000	2,000,000
Payment of principal																																														2,000,000
Loan, fair value					13,129,000	74,009,000																												56,300,000												6,300,000
Acquisition price of land																																	56,000,000
Loan value																																	55,000,000
Maximum amount borrowed under facility																																					30,000,000
Amount borrowed under facility																																						5,000,000
Convertible Preferred Stock										64,831,831														64,831,831
Convertible Preferred Stock Par Value										$ 0.01														$ 0.01
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration			50,000,000							50,000,000
Convertible preferred stock value					57,069,000					56,400,000														57,069,000
Preferred stock, shares authorized										80,000,000														80,000,000
Preferred stock cumulative dividend rate										6.00%	6.00%
Preferred stock cash dividends rate										4.00%	4.00%
Preferred stock accreting dividends accruing rate										2.00%	2.00%
Common stock, shares outstanding					102,368,169	1,000	1,000																		16,110,366	31,464,548	54,793,255
Common stock, shares issued												12,966,366	12,966,366	16,110,366	31,464,548	31,464,548	31,464,548	44,793,255	44,793,255	44,793,255					16,110,366	31,464,548	54,793,255	44,793,255
Common stock, par value			$ 0.01			$ 0.01	$ 0.01					$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01						$ 0.01	$ 0.01	$ 0.01	$ 0.01
Aggregate cash consideration												60,000,000	10,000,000		25,000,000	25,000,000
Common stock, shares issued to purchase warrants					15,737,294										15,737,294	15,737,294	15,737,294
Warrants to purchase common stock price per share																$ 2.07	$ 2.07
Issuance of additional common stock												3,144,000	3,144,000
Area of property	165
Number of properties for sale	7
Aggregate purchase price of the property	21,500,000
Cash paid	11,000,000
Number of lots	1,000
Share issued to acquire the property	10,000,000
Conversion rate													1	1		1	1
Market value of common stock			44,100,000
Warrants expiration date					2017-02-24												2017-02-24
Shares issued in acquisition																																																															12,173,913	15,238,095
Shares issued in acquisition, cash																																																															14,000,000	16,000,000
Aggregate purchase price																																																								30,000,000
Restricted shares of Class D common stock																																																											3,120,000			313,500
Options to purchase shares																																																											4,757,303	1,115,303	3,642,000
Area of property sold		27		165
Sale value of property		90,000,000		13,600,000
Principal amount of loan issued																																							10,000,000		235,000,000				75,000,000																						325,000,000
Notes issued, percentage of principal amount																																																																			100.00%
Debt instrument, amount refinanced																																																																		76,000,000		235,000,000	11,000,000
Reduction in amount of interest due to new notes issuance																																																																	(6,400,000)
Number of homes sold					10,000
Number of years in selling homes					25 years
Number of communities to which homes are sold					5
Number of residential lots																					700
Backlog of homes sold but not yet closed					34,000,000
Average home selling price					380,000
Preferred dividend description					The issuance of the $14,000,000 in convertible preferred stock will reduce net income available to common shareholders by the amount of the preferred dividend, which is 4% cash and 2% PIK, or approximately $840,000 per year.
Preferred dividend					840,000																	755,000	1,798,000
Compensation expense																													3,300,000	3,700,000	800,000	1,000,000
Common stock																																																										13,699,565
Common stock awards, grants																																																									5,000,000
Cash, granted per employee																																																									$ 5,000,000

Unaudited Summarized Quarterly Financial Information (Schedule of Quarterly Financial Information) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Quarterly Financial Information [Line Items]
Sales	$ 65,172	$ 59,730	$ 63,121	$ 38,800	$ 89,590	$ 75,253	$ 86,692	$ 43,163	$ 95,284	$ 67,213	$ 77,407	$ 69,339
Cost of sales	(54,849)	(46,635)	(51,121)	(31,885)	(80,313)	(62,134)	(72,368)	(31,362)	(146,476)	(49,025)	(60,501)	(95,124)
Gross (loss) profit	10,323	13,095	12,000	6,915	9,277	13,119	14,324	11,801	(51,192)	18,188	16,906	(25,785)
Other income, costs and expenses, net	(141,249)	(52,795)	(23,085)	(18,092)	(123,924)	(21,161)	(18,983)	(20,320)	(30,432)	(29,908)	22,770	(43,408)
(Loss) income before benefit from income taxes	(130,926)	(39,700)	(11,085)	(11,177)	(114,647)	(8,042)	(4,659)	(8,519)	(81,624)	(11,720)	39,676	(69,193)	(192,888)	(135,867)	(122,861)
Benefit from (Provision for) income taxes			(10)		347			65	101,830	56		22	(10)	412	101,908
Consolidated net (loss) income	(130,926)	(39,700)	(11,095)	(11,177)	(114,300)	(8,042)	(4,659)	(8,454)	20,206	(11,664)	39,676	(69,171)	(192,898)	(135,455)	(20,953)
Less: net loss (income)-non-controlling interest	(374)	66	(76)	(48)	(1,451)	29	121	(30)	520	27	(289)	170	(432)	(1,331)	428
Net (loss) income	$ (131,300)	$ (39,634)	$ (11,171)	$ (11,225)	$ (115,751)	$ (8,013)	$ (4,538)	$ (8,484)	$ 20,726	$ (11,637)	$ 39,387	$ (69,001)	$ (193,330)	$ (136,786)	$ (20,525)

Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	2 Months Ended	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2012 Y	Sep. 30, 2011	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Significant Accounting Policies [Line Items]
Variable economic interest rate					50.00%		50.00%
Real estate percentage of sales price maintained					1.00%		1.00%
Real estate warranty period					1		1
Interest incurred	$ 7.1	$ 8.7	$ 15.9	$ 22.3		$ 45.8
Capitalized interest	4.6	6.2	7.9	15		27.8	36.9	39.1	12.9
Real estate interest expense	2.5	2.5	8	7.3		18	24.5	23.7
Cash paid for interest	$ 8.9	$ 6.3	$ 10.7	$ 18.1		$ 39.5
Warrants to purchase common stock, issued		15,737,294		15,737,294	15,737,294
Minimum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue					3.00%		3.00%
Maximum [Member]
Significant Accounting Policies [Line Items]
Percentage of service revenue					5.00%		5.00%

Basis of Presentation and Significant Accounting Policies (Summary of Changes in Warranty Liability) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended			7 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 16,341	$ 21,365	$ 26,394	$ 14,000	$ 14,314	$ 16,341
Warranty provision during period	2,380	2,574	2,429	1,649	187	1,753
Warranty payments during period	(4,699)	(8,277)	(8,727)	(1,944)	(845)	(3,407)
Warranty charges related to pre-existing warranties during period	292	679	1,269	427	199	(79)
Fresh start adjustment					145
Warranty liability, end of period	$ 14,314	$ 16,341	$ 21,365	$ 14,132	$ 14,000	$ 14,608

Emergence From Chapter Eleven - Additional Information (Detail) (USD $)	1 Months Ended								1 Months Ended	9 Months Ended		1 Months Ended	9 Months Ended		1 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 22, 2004	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Feb. 24, 2012 Common Class B [Member]	Sep. 30, 2012 Common Class B [Member]	Dec. 31, 2011 Common Class B [Member]	Feb. 24, 2012 Common Class C [Member]	Sep. 30, 2012 Common Class C [Member]	Dec. 31, 2011 Common Class C [Member]	Feb. 24, 2012 Second Lien Notes
Emergence From Chapter Eleven [Line Items]
Issuance of common stock						44,793,255	44,793,255	44,793,255	31,464,548	31,464,548	31,464,548	12,966,366	12,966,366	16,110,366
Common stock par value per share	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01
Aggregate principal amount of senior secured notes			$ 489,483,000	$ 489,190,000											$ 75,000,000
Interest rate of senior note					7.63%										12.00%
Secured note maturity date															2017
Aggregate cash consideration									25,000,000	25,000,000		60,000,000	10,000,000
Warrants to purchase common stock, issued		15,737,294							15,737,294	15,737,294	15,737,294
Issuance of Convertible Preferred Stock	64,831,831
Convertible preferred stock issuance at par value	$ 0.01
Cash consideration of preferred stock	50,000,000
Cash consideration of common stock												$ 10,000,000
Issuance of additional common stock												3,144,000	3,144,000

Fresh Start Accounting and Effects of Plan - Additional Information (Detail) (USD $)	1 Months Ended												1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended				1 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Feb. 24, 2012 Seller Financing [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Scenario One [Member]	Dec. 31, 2011 Scenario One [Member]	Feb. 24, 2012 Scenario Two [Member]	Dec. 31, 2011 Scenario Two [Member]	Feb. 24, 2012 Reorganization Items [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Secured Term Loan [Member]	Feb. 24, 2012 Reorganization Items [Member] Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Feb. 24, 2012 Convertible Preferred Stock [Member] Reorganization Items [Member]	Feb. 24, 2012 Common Stock and Warrants [Member] Reorganization Items [Member]
Fresh-Start Adjustment [Line Items]
Required emergence of voting shares	50.00%
Weighted average cost of capital	16.50%
Growth rate	3.00%
Enterprise value	$ 485,000,000		$ 485,000,000
Debt, renegotiated	384,500,000		563,492,000	519,731,000
Note payable, fair value		13,129,000	74,009,000										6,300,000	6,300,000	56,300,000	56,300,000
Note payable, book value													6,500,000	6,500,000	55,000,000	55,000,000
FreshStartAdjustmentIncreaseDecreaseAccountsPayable													(200,000)	(200,000)	1,300,000	1,300,000
Risk adjusted discount rate													12.50%	12.50%	12.50%	12.50%
Debt instrument outstanding amount			61,400,000	62,800,000	48,800,000				75,916,000	75,000,000	2,900,000	3,000,000
Debt maturity period after plan of reorganization	6 days
Notes payable		10,961,000	74,009,000	30,541,000													9,000,000
Secured Debt				206,000,000		235,000,000	206,000,000	206,000,000	75,916,000									235,000,000	75,000,000
Residual fair value of equity	100,500,000
Equity value allocation, term to liquidity event																	3 years
Equity value allocation, volatility based on public company comparables																	59.00%
Equity value allocation, risk-free rate based on a 3 year treasury rate																	0.43%
Equity value allocation, dividend yield																					6.00%
Equity value allocation, discount for lack of marketability																						38.00%
Preferred stock value		57,069,000																		56,400,000	56,400,000
Common stock value																	43,100,000
Warrants value																	1,000,000
Estimated fair value of intangible assets	$ 9,500,000

Fresh Start Accounting and Effects Of Plan (Schedule of Financial Position) (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2012		Dec. 31, 2011
Real estate inventories
Goodwill	$ 14,209		$ 9,549
Total assets	580,865		581,921
Liabilities not subject to compromise
Liabilities	(87,765)		(88,863)
William Lyon Homes stockholders' equity (deficit)
Noncontrolling interest	(8,100)		(8,058)
Plan Of Reorganization Adjustments [Member]
ASSETS
Cash and cash equivalents	67,746	[1]	72,946	[2]
Real estate inventories
Deferred loan costs	(5,767)	[3]	(6,319)	[3]
Other assets	47	[4]	47	[4]
Total assets	66,055		70,703
Liabilities not subject to compromise
Accounts payable			3,900
Accrued expenses			33,200
Liabilities subject to compromise
Accrued expenses			33,200
Commitments and contingencies
Redeemable convertible preferred stock	56,386	[5]	56,386	[5]
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	(21,177)	[6]	(21,177)	[6]
Accumulated deficit	229,754	[7]	229,350	[8]
Total William Lyon Homes stockholder's equity (deficit)	209,501		209,097
Total equity (deficit)	209,501		209,097
Total liabilities and equity (deficit)	66,055		70,703
Plan Of Reorganization Adjustments [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	4,029	[9]	4,029	[9]
Plan Of Reorganization Adjustments [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable			3,946	[10]
Accrued expenses			33,160	[10]
Notes payable	(5,000)	[11]
Liabilities	99,000		141,106
Liabilities subject to compromise
Accrued expenses			33,160	[10]
Plan Of Reorganization Adjustments [Member] | Liabilities Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable			(3,946)	[10]
Accrued expenses	(15,297)	[12]	(48,457)	[12]
Liabilities subject to compromise
Accrued expenses	(15,297)	[12]	(48,457)	[12]
Senior Notes	(298,832)		(335,886)
Plan Of Reorganization Adjustments [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	29,000	[13]	29,000	[13]
Plan Of Reorganization Adjustments [Member] | Senior Subordinated Secured Notes [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015			75,000
Plan Of Reorganization Adjustments [Member] | Senior Subordinated Secured Notes [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	75,000	[14]	75,000	[14]
Plan Of Reorganization Adjustments [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	(66,704)	[12]	(66,704)	[12]
Plan Of Reorganization Adjustments [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	(138,964)	[12]	(138,912)	[12]
Plan Of Reorganization Adjustments [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	(77,867)	[12]	(77,867)	[12]
Plan Of Reorganization Adjustments [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448	[15]	448	[16]
Plan Of Reorganization Adjustments [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315	[15]	315	[16]
Plan Of Reorganization Adjustments [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	161	[15]	161	[16]
Fresh Start Accounting Adjustments
ASSETS
Receivables	(996)	[17]	(996)	[17]
Real estate inventories
Property & equipment, net	(421)	[18]	(421)	[18]
Goodwill	14,209	[19]	9,549	[19]
Intangibles	9,470	[20]	7,333	[21]
Total assets	21,064		14,267
Liabilities subject to compromise
Commitments and contingencies
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	15,501	[22]	15,501	[23]
Accumulated deficit	5,830	[24]	(967)	[25]
Total William Lyon Homes stockholder's equity (deficit)	21,331		14,534
Noncontrolling interest	(1,588)	[26]	(1,588)	[26]
Total equity (deficit)	19,743		12,946
Total liabilities and equity (deficit)	21,064		14,267
Fresh Start Accounting Adjustments | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	(1,198)	[27]	(1,198)	[27]
Fresh Start Accounting Adjustments | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accrued expenses	221	[28]	221	[28]
Notes payable	1,100	[29]	1,100	[29]
Liabilities	1,321		1,321
Liabilities subject to compromise
Accrued expenses	221	[28]	221	[28]
Predecessor [Member]
ASSETS
Cash and cash equivalents	12,787		20,061
Restricted cash	852		852
Receivables	12,790		13,732
Real estate inventories
Property & equipment, net	962		994
Deferred loan costs	8,258		8,810
Other assets	6,307		6,560
Total assets	493,746		496,951
Liabilities subject to compromise
Commitments and contingencies
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	48,867		48,867
Accumulated deficit	(235,584)		(228,383)
Total William Lyon Homes stockholder's equity (deficit)	(186,717)		(179,516)
Noncontrolling interest	9,688		9,646
Total equity (deficit)	(177,029)		(169,870)
Total liabilities and equity (deficit)	493,746		496,951
Predecessor [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	405,632		398,534
Predecessor [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Not owned	46,158		47,408
Predecessor [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable	10,000		1,436
Accrued expenses	31,391		2,082
Liabilities from inventories not owned	46,158		47,408
Notes payable	78,394		74,009
Liabilities	371,943		330,935
Liabilities subject to compromise
Accrued expenses	31,391		2,082
Predecessor [Member] | Liabilities Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable			3,946
Accrued expenses	15,297		48,457
Liabilities subject to compromise
Accrued expenses	15,297		48,457
Senior Notes	298,832		335,886
Predecessor [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	206,000		206,000
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	66,704		66,704
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	138,964		138,912
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
Liabilities subject to compromise
Senior Notes	77,867		77,867
Successor [Member]
ASSETS
Cash and cash equivalents	80,533
Restricted cash	852
Receivables	11,794
Real estate inventories
Property & equipment, net	541
Deferred loan costs	2,491
Goodwill	14,209
Intangibles	9,470
Other assets	6,354
Total assets	580,865
Liabilities subject to compromise
Commitments and contingencies
Redeemable convertible preferred stock	56,386
William Lyon Homes stockholders' equity (deficit)
Additional paid-in capital	43,191
Total William Lyon Homes stockholder's equity (deficit)	44,115
Noncontrolling interest	8,100
Total equity (deficit)	52,215
Total liabilities and equity (deficit)	580,865
Successor [Member] | Real Estate Inventories-Owned [Member]
Real estate inventories
Not owned	408,463
Successor [Member] | Real Estate Inventories-Not Owned [Member]
Real estate inventories
Not owned	46,158
Successor [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Accounts payable	10,000
Accrued expenses	31,612
Liabilities from inventories not owned	46,158
Notes payable	74,494
Liabilities	472,264
Liabilities subject to compromise
Accrued expenses	31,612
Successor [Member] | Secured Debt [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	235,000
Successor [Member] | Senior Subordinated Secured Notes [Member] | Liabilities Not Subject To Compromise [Member]
Liabilities not subject to compromise
Senior Secured Term Loan due January 31, 2015	75,000
Successor [Member] | Common Class A [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	448
Successor [Member] | Common Class B [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	315
Successor [Member] | Common Class C [Member]
William Lyon Homes stockholders' equity (deficit)
Common stock	$ 161

[1]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the repayment of DIP financing of $5.2 million, payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[2]	Reflects net cash received of $81.0 million from the issuance of new equity, reduced by the payment of financing fees of $2.6 million and other reorganization related costs of $5.4 million.
[3]	Reflects the write-off of the remaining deferred loan costs of the Old Notes net of capitalization of deferred loan costs related to the Amended Term Loan.
[4]	Reflects prepaid property taxes to obtain title insurance for the second lien notes. Deferred tax assets are not reflected on the balance sheet as they have been fully reserved.
[5]	Reflects the fair value of the Convertible Preferred Stock issued pursuant to the Plan. The fair value of the total residual equity interest of $100.5 million was determined based on the enterprise value of $485.0 million determined as of the date of the plan, less the $384.5 million fair value of Long-Term debt. Cash received for the convertible preferred was $50.0 million, however as discussed previously, the Company valued the redeemable convertible preferred stock at $56.4 million.
[6]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[7]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[8]	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder's equity.
[9]	Reflects contribution of land option deposit in lieu of cash for Class B Common Stock.
[10]	Reflects reclassification of accounts payable of $3.9 million and accrued expenses of $33.2 million that were classified as LSTC for reporting purposes at December 31, 2011, but were not extinguished at emergence.
[11]	Reflects repayment of amounts outstanding under the DIP Credit Agreement pursuant to the Plan.
[12]	Reflects the extinguishment of liabilities subject to compromise ("LSTC") at emergence. LSTC was comprised of $283.5 million of Old Notes and $15.3 million of related accrued interest. The holders of the Old Notes received Class A common stock of the Successor entity.
[13]	Reflects the additional principal added to the Amended Term Loan, in accordance with the Plan.
[14]	Reflects the issuance of Senior Subordinated Secured Notes of $75.0 million, in accordance with the Plan.
[15]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see Note 2 for allocation of shares).
[16]	Reflects the issuance of 92.4 million total shares in new common stock at $0.01 par value and the extinguishment of 1,000 shares ($0.01 par) of Old Common Stock, in accordance with the plan (see "The Plan" above for allocation of shares).
[17]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[18]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[19]	Goodwill represents the excess of enterprise value upon emergence over fair value of net tangible and identifiable intangible assets acquired.
[20]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[21]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[22]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[23]	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[24]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[25]	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[26]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.
[27]	Reflects adjustment of $1.2 million to real estate inventory using the discounted cash flow approach. The Company used project forecasts and an unleveled discount rate of 20% to arrive at fair value. Certain projects that are held for future development were valued on an "As-Is" Basis using market comparables.
[28]	Reflects adjustments to warranty and construction defect litigation liabilities which were valued based on the estimated costs of warranty spending on homes previously closed plus an estimated margin of 9.4%, plus a reasonable margin required to transfer the liability or to fulfill the obligation.
[29]	Reflects adjustment of one note payable of $(0.2) million, with a book value of $6.5 million to a fair value of $6.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%. Also reflects adjustment of one note payable of $1.3 million, with a book value of $55.0 million to a fair value of $56.3 million. The Company used a discounted cash flow on contracted interest and principal to be received and a risk adjusted discount rate of 12.5%.

Fresh Start Accounting and Effects Of Plan (Schedule of Financial Position) (Parenthetical) (Detail) (USD $)	1 Months Ended					9 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended					12 Months Ended																1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			12 Months Ended			12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Nov. 22, 2004	Sep. 30, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Predecessor [Member]	Feb. 24, 2012 Plan Of Reorganization Adjustments [Member]		Dec. 31, 2011 Plan Of Reorganization Adjustments [Member]		Feb. 24, 2012 Plan Of Reorganization Adjustments [Member] New Common Stock [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments		Dec. 31, 2011 Fresh Start Accounting Adjustments		Dec. 31, 2011 Fresh Start Accounting Adjustments Real Estate Inventories-Owned [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Real Estate Inventories-Owned [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Construction Management Contracts [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Construction Management Contracts [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Home in Backlog [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Home in Backlog [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Joint Venture Management Fees [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Joint Venture Management Fees [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Book Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Book Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Fair Value [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Fair Value [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Convertible Preferred Stock [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Convertible Preferred Stock [Member]	Feb. 24, 2012 Fresh Start Accounting Adjustments Predecessor [Member]	Dec. 31, 2011 Fresh Start Accounting Adjustments Predecessor [Member]	Feb. 24, 2012 Scenario One [Member]	Dec. 31, 2011 Scenario One [Member]	Feb. 24, 2012 Scenario Two [Member]	Dec. 31, 2011 Scenario Two [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2011 Minimum [Member]	Feb. 24, 2012 Minimum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Minimum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Maximum [Member]	Feb. 24, 2012 Maximum [Member] Fresh Start Accounting Adjustments	Dec. 31, 2011 Maximum [Member] Fresh Start Accounting Adjustments	Sep. 30, 2012 Senior Subordinated Secured Notes Due 2017 [Member]	Feb. 24, 2012 Senior Subordinated Secured Notes Due 2017 [Member]
Fresh-Start Adjustment [Line Items]
Net cash received from the issuance of new equity								$ 81,000,000		$ 81,000,000
Repayment of DIP financing								5,200,000
Payment of financing fees								2,600,000		2,600,000
Other reorganization related costs								5,400,000		5,400,000
LSTC comprised of Old Notes			489,483,000	489,190,000			283,483,000	283,500,000		283,500,000
Related accrued interest								15,300,000		15,300,000
Senior Subordinated Secured Notes, issued																																													75,000,000	75,000,000
Successor's equity value		45,206,000	(179,516,000)	13,814,000			(179,516,000)						100,500,000		100,500,000
Enterprise value	485,000,000		485,000,000							485,000,000			485,000,000
Debt, renegotiated	384,500,000		563,492,000	519,731,000			563,492,000			384,500,000			384,500,000
Cash received for fair value of Convertible Preferred Stock issued	50,000,000					50,000,000				50,000,000			50,000,000
Preferred stock value		57,069,000				56,400,000				56,400,000			56,400,000																56,400,000	56,400,000
New common stock, shares issued	92,400,000									92,400,000
New common stock, par value	$ 0.01		$ 0.01	$ 0.01			$ 0.01			$ 0.01
Old common stock, shares repurchased	1,000									1,000
Additional paid-in capital										27,700,000		27,700,000
Adjustments to additional paid-in capital								(21,177,000)	[1]	(21,177,000)	[1]		15,501,000	[2]	15,501,000	[3]																					48,867,000	48,867,000
Accumulated deficit								229,754,000	[4]	229,350,000	[5]		5,830,000	[6]	(967,000)	[7]															235,600,000	228,400,000					(235,584,000)	(228,383,000)
Adjustment to notes receivable													(996,000)	[8]	(996,000)	[8]									6,200,000	6,200,000	5,200,000	5,200,000									12,790,000	13,732,000
Percentage of discounted future interest received					7.63%								10.00%																																12.00%
Adjustment to real estate inventory																	1,200,000	1,200,000
Discount rate	20.00%												17.80%				20.00%
Property & equipment, net													(421,000)	[9]	(421,000)	[9]									1,000,000	1,000,000	600,000	600,000									962,000	994,000
Intangibles													9,470,000	[10]	7,333,000	[11]			4,600,000	4,600,000	4,000,000	1,900,000	800,000	800,000
Estimated margin on estimated costs of warranty required to transfer litigation liability																																								17.00%	17.00%		19.00%	19.00%
Estimated margin	9.40%		9.40%
Adjustment of one note payable										3,900,000																							(200,000)	(200,000)	1,300,000	1,300,000
Note payable, book value																																	6,500,000	6,500,000	55,000,000	55,000,000
Note payable, fair value		13,129,000	74,009,000																														6,300,000	6,300,000	56,300,000	56,300,000
Risk adjusted discount rate																																	12.50%	12.50%	12.50%	12.50%			18.00%			22.00%
Common stock value													44,100,000
Residual fair value of equity	100,500,000									100,500,000			100,500,000
Accumulated deficit													5,800,000
Adjustment to minority interest	$ (8,100,000)		$ (8,058,000)										$ (1,588,000)	[12]	$ (1,588,000)	[12]									$ 9,700,000	$ 9,700,000	$ 8,100,000	$ 8,100,000									$ 9,688,000	$ 9,646,000

[1]	Reflects the elimination of $48.9 million of additional paid-in capital ("APIC") relating to Old Common Stock, offset by $27.7 million of net cash received from the issuance of the Class B and Class C shares of common stock.
[2]	Reflects the adjustment to a combined common stock and warrants value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[3]	Reflects the adjustment to a combined common stock and warrant value of $44.1 million for the calculation of fair value under the provisions of fresh start accounting, based on the remaining residual equity interest of $100.5 million, as discussed in note (i) above, less the allocation to convertible preferred of $56.4 million, as also discussed in note (i).
[4]	Reflects the elimination of $235.6 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities and stockholder's equity.
[5]	Reflects the elimination of $228.4 million of accumulated deficit of the Predecessor company in addition to the net impact of Plan adjustments to assets, liabilities, and stockholder's equity.
[6]	Reflects the elimination of a balance in accumulated deficit of $5.8 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[7]	Reflects the elimination of a balance in accumulated deficit of $1.0 million to reduce any accumulated deficit or retained earnings in conjunction with fresh start accounting, which requires the successor entity to begin with a zero balance in retained earnings.
[8]	Reflects adjustment of $1.0 million to notes receivable with a book value of $6.2 million to fair value of $5.2 million using the discounted cash flow approach. The Company discounted the future interest to be received at a discount rate of 10%, which is above the stated rate of the note.
[9]	Reflects adjustment of $0.4 million to property and equipment with a book value of $1.0 million to fair value of $ $0.6 million, based on the estimated sales value of the assets determined on an "As Is" Basis using market comparables.
[10]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $4.0 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[11]	Reflects identifiable intangible assets comprised of $4.6 million relating to construction management contracts, $1.9 million relating to homes in backlog, and $0.8 million relating to joint venture management fees. The value of the construction management contracts and the joint venture management fees was estimated using the discounted cash flows of each related project at a discount rate ranging from 17% to 19%. The value of the backlog contracts was determined using the With/Without method of the income approach and the expected closing date of the home in backlog and the contracted sales price of the home.
[12]	Reflects adjustment of $1.6 million to minority interest in a consolidated entity with a book value of $9.7 million to fair value of $8.1 million. The Company used a discounted cash flow approach to the project and the estimated cash to be distributed to the minority member of the entity, using a discount rate of 17.8%.

Fresh Start Accounting and Effects of Plan (Schedule of Reconciliation Of Enterprise Value To Reorganized Asset Value and Determination of Goodwill) (Detail) (USD $)
In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2011
Reorganization Items [Line Items]
Total enterprise value	$ 485,000	$ 485,000
Add: liabilities (excluding debt and equity)	87,765	88,863
Add: noncontrolling interest	8,100	8,058
Reorganization value of assets	580,865	581,921
Fair value of assets (excluding goodwill)	566,656	572,372
Reorganization value in excess of fair value (goodwill)	$ 14,209	$ 9,549

Reorganization Items (Summary of Reorganization Items) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended	3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]
Reorganization [Line Items]
Cancellation of debt				$ 298,831
Plan implementation and fresh start valuation adjustments				(49,302)
Professional fees		(712)	(1,894)	(7,813)	(4,826)	(10,902)
Write-off of Old Notes deferred loan costs				(8,258)
Total reorganization items, net	$ (21,182)	$ (712)	$ (1,894)	$ 233,458	$ (4,826)	$ (10,902)

Real Estate Inventories (Schedule Of Components Of Real Estate Inventories) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010
Inventories owned:
Land deposits			$ 26,939	[1]	$ 27,939	[1]
Land and land under development			267,348	[1]	298,677	[1]
Homes completed and under construction			90,824	[1]	114,592	[1]
Model homes			13,423	[1]	47,698	[1]
Total	369,146		398,534	[1]	488,906	[1]
Inventories not owned:
Other land options contracts-land banking arrangement	44,908		47,408	[2]	55,270	[2]
Successor [Member]
Inventories owned:
Land deposits	34,957
Land and land under development	275,949
Homes completed and under construction	49,522
Model homes	8,718
Total	369,146
Inventories not owned:
Other land options contracts-land banking arrangement	44,908	[3]
Predecessor [Member]
Inventories owned:
Land deposits			26,939
Land and land under development			267,348
Homes completed and under construction			90,824
Model homes			13,423
Total			398,534
Inventories not owned:
Other land options contracts-land banking arrangement			$ 47,408	[3]

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.
[3]	Represents the consolidation of a land banking arrangement which does not obligate the Company to purchase the lots, however, based on certain factors, the Company has determined it is economically compelled to purchase the lots in the land banking arrangement and has been consolidated. Amounts are net of deposits.

Real Estate Inventories - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment loss on real estate assets	$ (24,896)	$ 128,314	$ 111,860	$ 45,269
Minimum [Member]
Adjusted discount rates		18.00%
Maximum [Member]
Adjusted discount rates		22.00%

Goodwill - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2012 Segment	Feb. 24, 2012	Dec. 31, 2011
Goodwill in connection with fresh start accounting		$ 14,209	$ 9,549
Number of reporting segments	4

Intangibles (Carrying Value and Accumulated Amortization of Intangible Assets) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Intangible Assets Disclosure [Line Items]
Net Carrying Amount	$ 4,436
Successor [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	9,470
Accumulated Amortization	(5,034)
Net Carrying Amount	4,436
Successor [Member] | Construction Management Contracts [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,640
Accumulated Amortization	(800)
Net Carrying Amount	3,840
Successor [Member] | Homes In Backlog [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	4,030
Accumulated Amortization	(3,941)
Net Carrying Amount	89
Successor [Member] | Joint Venture Management Fees [Member]
Intangible Assets Disclosure [Line Items]
Carrying Value	800
Accumulated Amortization	(293)
Net Carrying Amount	$ 507

Intangibles - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	7 Months Ended
Sep. 30, 2012
Intangible Assets [Line Items]
Amortization expense related to intangible assets	$ 5

Intangibles (Estimated Future Amortization Expense) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012
Estimated Amortization Expense [Line Items]
2012 (from October 1 to December 31)	$ 629
2013	912
2014	1,244
2015	1,651
2016
Net Carrying Amount	$ 4,436

Senior Subordinated Secured Notes and Secured Indebtedness (Details Of Notes Payable and Senior Notes) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Feb. 24, 2012	Dec. 31, 2011		Dec. 31, 2010
Notes payable:
Notes payable	$ 10,961		$ 74,009		$ 30,541
Senior Notes:
Senior Secured Debt					206,000
Total Senior Notes			283,483
Total notes payable and Senior Notes		384,500	563,492		519,731
Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt	235,000		206,000		206,000
Senior Subordinated Secured Notes [Member]
Senior Notes:
Senior Secured Debt	75,916
7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704	[1]	66,704	[1]
10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912	[1]	138,619	[1]
7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			77,867	[1]	77,867	[1]
Successor [Member]
Notes payable:
Notes payable	10,961
Senior Notes:
Total Senior Notes	310,916
Total notes payable and Senior Notes	321,877
Successor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt	235,000
Successor [Member] | Senior Subordinated Secured Notes [Member]
Senior Notes:
Senior Secured Debt	75,916
Predecessor [Member]
Notes payable:
Notes payable			74,009
Senior Notes:
Total Senior Notes			489,483
Total notes payable and Senior Notes			563,492
Predecessor [Member] | Senior Secured Term Loan [Member]
Senior Notes:
Senior Secured Debt			206,000
Predecessor [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
Senior Notes:
Total Senior Notes			66,704
Predecessor [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
Senior Notes:
Total Senior Notes			138,912
Predecessor [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
Senior Notes:
Total Senior Notes			$ 77,867

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Senior Subordinated Secured Notes and Secured Indebtedness (Details Of Notes Payable and Senior Notes) (Parenthetical) (Detail)	Nov. 22, 2004	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member] Successor [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Successor [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Predecessor [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member] Successor [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Predecessor [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member] Successor [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Predecessor [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member] Successor [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Predecessor [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date		Oct 20, 2014	Oct 20, 2014	Jan 31, 2015	Jan 31, 2015	Feb 24, 2017		Feb 15, 2017		Feb 15, 2017	Dec 15, 2012	[1]	Dec 15, 2012	[1]		Dec 15, 2012	Dec 15, 2012	Apr 1, 2013	[1]	Apr 1, 2013	[1]		Apr 1, 2013	Apr 1, 2013	Feb 15, 2014	[1]	Feb 15, 2014	[1]		Feb 15, 2014	Feb 15, 2014
Debt instrument, interest rate, stated percentage	7.63%					12.00%	12.00%		12.00%		7.63%	[1]	7.63%	[1]	7.63%	7.63%	7.63%	10.75%	[1]	10.75%	[1]	10.75%	10.75%	10.75%	7.50%	[1]	7.50%	[1]	7.50%	7.50%	7.50%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Senior Subordinated Secured Notes and Secured Indebtedness - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended						12 Months Ended								9 Months Ended	12 Months Ended				12 Months Ended	9 Months Ended	12 Months Ended		9 Months Ended	12 Months Ended					12 Months Ended	1 Months Ended	9 Months Ended	12 Months Ended					1 Months Ended	9 Months Ended	12 Months Ended					9 Months Ended		12 Months Ended		1 Months Ended		12 Months Ended		1 Months Ended		9 Months Ended		9 Months Ended							12 Months Ended
	May 31, 2012	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2012	Feb. 24, 2012	Dec. 31, 2011	Nov. 22, 2004	Dec. 31, 2010 Predecessor [Member]	Sep. 30, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Sep. 30, 2012 William Lyon Homes [Member]	Dec. 31, 2011 William Lyon Homes [Member]	Sep. 30, 2012 Common Class A [Member]	Feb. 24, 2012 Common Class A [Member]	Dec. 31, 2011 Common Class A [Member]	Sep. 30, 2012 Term Loan Agreement [Member]	Dec. 31, 2011 Term Loan Agreement [Member] Predecessor [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member]	Dec. 31, 2010 Senior Secured Term Loan [Member]	Sep. 30, 2012 Senior Secured Term Loan [Member]	Dec. 31, 2011 Senior Secured Term Loan [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member]	Dec. 31, 2011 Senior Subordinated Secured Notes [Member] Predecessor [Member]	Sep. 30, 2012 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member]		Dec. 31, 2010 7 5/8% Senior Notes Due December 15, 2012 [Member]		Nov. 22, 2004 7 5/8% Senior Notes Due December 15, 2012 [Member]	Dec. 31, 2011 7 5/8% Senior Notes Due December 15, 2012 [Member] Predecessor [Member]	Mar. 17, 2003 10 3/4% Senior Notes Due April 1, 2013 [Member]	Sep. 30, 2012 10 3/4% Senior Notes Due April 1, 2013 [Member]	Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2010 10 3/4% Senior Notes Due April 1, 2013 [Member]		Dec. 31, 2011 10 3/4% Senior Notes Due April 1, 2013 [Member] Predecessor [Member]	Feb. 06, 2004 7 1/2% Senior Notes Due February 15, 2014 [Member]	Sep. 30, 2012 7 1/2% Senior Notes Due February 15, 2014 [Member]	Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2010 7 1/2% Senior Notes Due February 15, 2014 [Member]		Dec. 31, 2011 7 1/2% Senior Notes Due February 15, 2014 [Member] Predecessor [Member]	Sep. 30, 2012 Senior Subordinated Secured Notes Due 2017 [Member]	Feb. 24, 2012 Senior Subordinated Secured Notes Due 2017 [Member]	Dec. 31, 2011 Construction Notes Two [Member]	Sep. 30, 2012 Construction Notes Two [Member]	Sep. 30, 2011 Construction Notes One [Member]	Apr. 30, 2011 Construction Notes One [Member]	Dec. 31, 2011 Construction Notes One [Member]	Sep. 30, 2012 Construction Notes One [Member]	Oct. 31, 2011 Land Acquisition Note Payable [Member]	Feb. 24, 2012 Land Acquisition Note Payable [Member]	Sep. 30, 2012 Other Construction Notes [Member]	Dec. 31, 2011 Other Construction Notes [Member]	Sep. 30, 2012 Amended Term Loan [Member]	Sep. 30, 2012 First Year Anniversary To Second Anniversary Of Amended Term Loan Agreement [Member]	Sep. 30, 2012 After Second Year Anniversary Of Amended Term Loan Agreement [Member]	Sep. 30, 2012 Additional Construction Notes One [Member]	Feb. 06, 2013 Additional Construction Notes One [Member] Line Of Credit Facility [Member]	Sep. 30, 2012 Additional Construction Notes Two [Member]	Feb. 06, 2013 Additional Construction Notes Two [Member] Line Of Credit Facility [Member]	Dec. 31, 2011 Seller Financing [Member]	Feb. 24, 2012 Seller Financing [Member]
Debt Instrument [Line Items]
First lien secured term loan		$ 206,000,000																$ 206,000,000	$ 206,000,000	$ 235,000,000	$ 206,000,000	$ 75,916,000
Debt instrument, interest rate percentage							7.63%									14.00%	14.00%					12.00%	12.00%			7.63%	[1]	7.63%	[1]	7.63%	7.63%	10.75%		10.75%	[1]	10.75%	[1]	10.75%	7.50%		7.50%	[1]	7.50%	[1]	7.50%	12.00%		10.00%						1.50%				10.25%							7.00%
Interest paid																	28,800,000					6,000,000	6,000,000			2,500,000						7,400,000							2,900,000																			24,100,000
Debt instrument, maturity date																Oct 20, 2014	Oct 20, 2014	Oct 20, 2014	Oct 20, 2014		Jan 31, 2015	Feb 24, 2017		Feb 15, 2017		Dec 15, 2012	[1]	Dec 15, 2012	[1]		Dec 15, 2012			Apr 1, 2013	[1]	Apr 1, 2013	[1]	Apr 1, 2013			Feb 15, 2014	[1]	Feb 15, 2014	[1]	Feb 15, 2014							Jan 1, 2013		Oct 1, 2012				Jan 31, 2015							Mar 1, 2012
Borrowing base									60.00%	60.00%						67.50%																																											65.00%	60.00%
Aggregate principal amount																10,000,000																														75,000,000	75,000,000
Percentage of interest rate to pay loan amount						14.00%										15.63%	15.63%
Discounted interest rate for prepayment																14.00%
Certain other indebtedness				10,000,000						10,000,000
Minimum Tangible Net Worth		13,000,000		75,000,000		75,000,000		13,000,000		75,000,000																																										90,000,000
Non-cash impairment charges		111,900,000						111,900,000
Debt instrument outstanding amount		62,800,000	48,800,000			61,400,000																75,916,000	75,000,000			66,700,000				150,000,000		250,000,000		138,900,000					150,000,000		77,900,000								5,300,000			9,000,000	5,600,000			5,300,000	7,000,000				0		0		3,000,000	2,900,000
Debt instrument, maturity date																						2017-02	2017-02																													2013-01		2012-10							2015-09		2015-03		2012-03
Interest at an annual rate																						12.00%	8.00%
Debt instrument, cash interest rate																						8.00%
Remaining Interest Rate																						4.00%	4.00%
Redemption price																						100.00%	100.00%
Additional Interest paid																						900,000
Accrued interest																						2,700,000
Percentage of issuance price on face value																																98.49%
Cash proceeds from issuance of debt																																246,200,000							147,600,000
Percentage of discount to yield																																11.00%
Common stock issued													44,793,255	44,793,255	44,793,255
Common stock par value		$ 0.01			$ 0.01	$ 0.01				$ 0.01			$ 0.01	$ 0.01
Debt maturity date																									2012								2013							2014						2017
Notes payable		30,541,000		10,961,000		74,009,000				74,009,000																																						16,000,000				9,000,000									19,000,000		17,000,000
Interest rate, floor																																																				6.50%
Interest rate, floor																																																				5.50%
Fixed interest rate																																																								10.00%
Principal payments																																																500,000		900,000	2,000,000					500,000
Debt instrument, interest																																																													Prime Rate + 1.0%, with a rate floor of 5.0%		Prime + 1%, with a rate floor of 5.0%
Borrowings under facility																																																														8,800,000		6,200,000
Acquisition price of land																																																						56,000,000
Loan value																																																						55,000,000
Loan, fair value				13,129,000		74,009,000																																										6,300,000							56,300,000
Gain on extinguishment of debt	1,000,000	5,572,000	78,144,000
Amortization expense, net	$ 300,000
Ownership rate											100.00%	100.00%

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Senior Subordinated Secured Notes and Secured Indebtedness (Covenant Compliance of Term Loan) (Detail)	Sep. 30, 2012
Actual [Member]
Debt Instrument [Line Items]
Ratio of Term Loan to Borrowing Base	54.00%
Covenant Requirement [Member]
Debt Instrument [Line Items]
Ratio of Term Loan to Borrowing Base	67.50%

Senior Subordinated Secured Notes and Secured Indebtedness (Principal Amounts of Senior Notes Outstanding) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Debt Instrument [Line Items]
Senior Notes	$ 283,483
7 5/8% Senior Notes Due December 15, 2012 [Member]
Debt Instrument [Line Items]
Senior Notes	66,704	[1]	66,704	[1]
10 3/4% Senior Notes Due April 1, 2013 [Member]
Debt Instrument [Line Items]
Senior Notes	138,912	[1]	138,619	[1]
7 1/2% Senior Notes Due February 15, 2014 [Member]
Debt Instrument [Line Items]
Senior Notes	$ 77,867	[1]	$ 77,867	[1]

[1]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Senior Subordinated Secured Notes and Secured Indebtedness (Condensed Consolidating Balance Sheet) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
ASSETS
Cash and cash equivalents	$ 74,445	$ 20,061		$ 71,286		$ 117,587	$ 67,017
Restricted cash	887	852		641
Receivables	13,309	13,732		18,499
Real estate inventories
Owned	369,146	398,534	[1]	488,906	[1]
Not owned	44,908	47,408	[2]	55,270	[2]
Deferred loan costs	1,992	8,810		12,404
Goodwill	14,209
Intangibles	4,436
Other assets	6,225	7,554		1,998
Total assets	529,557	496,951		649,004
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	11,487			6,904
Accrued expenses	37,224			41,722
Liabilities from inventories not owned	44,908			55,270
Senior Notes		283,483
Notes payable	10,961	74,009		30,541
Senior Secured Term Loan				206,000
Liabilities	415,496	666,821		623,627
Redeemable convertible preferred stock	57,069
William Lyon Homes stockholders' (deficit) equity	45,206	(179,516)		13,814
Noncontrolling interest	11,786	9,646		11,563
Total liabilities and (deficit) equity	529,557	496,951		649,004
Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		1,436
Accrued expenses		2,082
Liabilities from inventories not owned		47,408
Notes payable		74,009
Senior Secured Term Loan		206,000
Liabilities		330,935
Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		3,946
Accrued expenses		48,457
Liabilities		335,886
Senior Secured Term Loan [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	235,000
Senior Subordinated Secured Notes [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	75,916
7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		66,704	[3]	66,704	[3]
7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		66,704
10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		138,912	[3]	138,619	[3]
10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		138,912
7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		77,867	[3]	77,867	[3]
7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		77,867
Delaware Lyon [Member]
ASSETS
Cash and cash equivalents
Real estate inventories
Investments in subsidiaries	45,206	(179,516)		13,814
Total assets	45,206	(179,516)		13,814
LIABILITIES AND EQUITY (DEFICIT)
William Lyon Homes stockholders' (deficit) equity	45,206	(179,516)		13,814
Total liabilities and (deficit) equity	45,206	(179,516)		13,814
California Lyon [Member]
ASSETS
Cash and cash equivalents	71,619	14,333		69,499		115,247	59,285
Restricted cash	887	852		641
Receivables	9,155	9,897		15,034
Real estate inventories
Owned	298,128	278,939		478,010
Not owned	44,908	47,408		55,270
Deferred loan costs	1,992	8,810		12,404
Goodwill	14,209
Intangibles	4,436
Other assets	5,779	6,671		1,842
Investments in subsidiaries	(61,904)	(85,714)		3,286
Total assets	389,209	281,196		635,986
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	10,502			6,221
Accrued expenses	36,596			41,435
Liabilities from inventories not owned	44,908			55,270
Notes payable	(163)			30,541
Senior Secured Term Loan				206,000
Intercompany payables	90,564			203,355
Liabilities	493,323	664,489		826,012
Redeemable convertible preferred stock	57,069
William Lyon Homes stockholders' (deficit) equity	(161,183)	(383,293)		(190,026)
Total liabilities and (deficit) equity	389,209	281,196		635,986
California Lyon [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		1,436
Accrued expenses		2,082
Liabilities from inventories not owned		47,408
Notes payable		3,010
Senior Secured Term Loan		206,000
Intercompany payables		71,459
Liabilities		331,395
California Lyon [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		2,560
Accrued expenses		47,051
Liabilities		333,094
California Lyon [Member] | Senior Secured Term Loan [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	235,000
California Lyon [Member] | Senior Subordinated Secured Notes [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Secured Term Loan	75,916
California Lyon [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes				66,704
California Lyon [Member] | 7 5/8% Senior Notes Due December 15, 2012 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		66,704
California Lyon [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes				138,619
California Lyon [Member] | 10 3/4% Senior Notes Due April 1, 2013 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		138,912
California Lyon [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes				77,867
California Lyon [Member] | 7 1/2% Senior Notes Due February 15, 2014 [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Senior Notes		77,867
Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	56	47		131		111	2,898
Receivables	298	310		316
Real estate inventories
Other assets	128	159		156
Intercompany receivables	206,220	203,517		203,480
Total assets	206,702	204,033		204,083
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	89			27
Accrued expenses	224			216
Liabilities	313	256		243
William Lyon Homes stockholders' (deficit) equity	206,389	203,777		203,840
Total liabilities and (deficit) equity	206,702	204,033		204,083
Guarantor Subsidiaries [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		38
Accrued expenses		218
Liabilities		256
Non-Guarantor Subsidiaries [Member]
ASSETS
Cash and cash equivalents	2,770	5,681		1,656		2,229	4,834
Receivables	3,856	3,525		3,149
Real estate inventories
Owned	71,018	119,595		10,896
Other assets	318	724
Intercompany receivables	18,897	12		12
Total assets	96,859	129,537		15,713
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable	896			656
Accrued expenses	404			71
Notes payable	11,124
Intercompany payables	134,553			137
Liabilities	146,977	205,605		864
William Lyon Homes stockholders' (deficit) equity	(61,904)	(85,714)		3,286
Noncontrolling interest	11,786	9,646		11,563
Total liabilities and (deficit) equity	96,859	129,537		15,713
Non-Guarantor Subsidiaries [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Notes payable		70,999
Intercompany payables		132,070
Liabilities		203,069
Non-Guarantor Subsidiaries [Member] | Liabilities Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Accounts payable		1,348
Accrued expenses		1,188
Liabilities		2,536
Eliminating Entries [Member]
Real estate inventories
Investments in subsidiaries	16,698	265,230		(17,100)
Intercompany receivables	(225,117)	(203,529)		(203,492)
Total assets	(208,419)	61,701		(220,592)
LIABILITIES AND EQUITY (DEFICIT)
Intercompany payables	(225,117)			(203,492)
Liabilities	(225,117)	(203,529)		(203,492)
William Lyon Homes stockholders' (deficit) equity	16,698	265,230		(17,100)
Total liabilities and (deficit) equity	(208,419)	61,701		(220,592)
Eliminating Entries [Member] | Liabilities Not Subject To Compromise [Member]
LIABILITIES AND EQUITY (DEFICIT)
Intercompany payables		(203,529)
Liabilities		$ (203,529)

[1]	The Company temporarily suspended all development, sales and marketing activities at certain of its projects which were in various stages of development. Management of the Company concluded that this strategy was necessary under the prevailing market conditions at that time and would allow the Company to market the properties at some future time when market conditions may have improved. Certain of these projects were restarted in 2010 and 2011; and, as markets continue to improve, management continues to evaluate and analyze the marketplace to potentially activate temporarily suspended projects in 2012 and beyond. The Company has incurred costs related to these certain projects of $16.1 million as of December 31, 2011, of which $14.8 million is included in Land and land under development, $0.2 million is included in Homes completed and under construction and $1.1 million is included in Model homes. The Company may bring more of these projects to market in 2012.
[2]	Includes the consolidation of certain land banking arrangements which do not obligate the Company to complete the lot purchases, however, based on certain factors, the Company has determined it is economically compelled to purchase the land in the land banking arrangement. Amounts are net of deposits.
[3]	Classified as Liabilities subject to compromise on the accompanying balance sheet for the year ended December 31, 2011.

Senior Subordinated Secured Notes and Secured Indebtedness (Condensed Consolidated Statement of Operations) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended												9 Months Ended		12 Months Ended																		3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	3 Months Ended	7 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended	2 Months Ended	3 Months Ended	9 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Delaware Lyon [Member]	Dec. 31, 2010 Delaware Lyon [Member]	Dec. 31, 2009 Delaware Lyon [Member]	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Dec. 31, 2009 California Lyon [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Eliminating Entries [Member]	Dec. 31, 2010 Eliminating Entries [Member]	Dec. 31, 2009 Eliminating Entries [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2012 Successor [Member] Delaware Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]	Sep. 30, 2012 Successor [Member] Eliminating Entries [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] Delaware Lyon [Member]	Sep. 30, 2011 Predecessor [Member] Delaware Lyon [Member]	Sep. 30, 2011 Predecessor [Member] Delaware Lyon [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Sep. 30, 2011 Predecessor [Member] California Lyon [Member]	Sep. 30, 2011 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Eliminating Entries [Member]	Sep. 30, 2011 Predecessor [Member] Eliminating Entries [Member]	Sep. 30, 2011 Predecessor [Member] Eliminating Entries [Member]
Operating revenue
Home sales															$ 207,055	$ 284,069	$ 275,094				$ 176,992	$ 263,864	$ 229,854	$ 19,954	$ 16,595	$ 39,619	$ 10,109	$ 3,610	$ 5,621				$ 85,942	$ 246,102			$ 68,008	$ 111,159	$ 10,629	$ 32,105	$ 7,305	$ 102,838			$ 16,687	$ 53,703	$ 148,072				$ 10,024	$ 49,199	$ 132,111	$ 4,316	$ 3,472	$ 11,307	$ 2,347	$ 1,032	$ 4,654
Construction services															19,768	10,629	34,149				19,768	10,629	34,149										7,045	16,473			7,045	16,473							8,883	6,027	13,579				8,883	6,027	13,579
Management fees																					468	165	1,127							(468)	(165)	(1,127)					278	534					(278)	(534)							110	48	213							(110)	(48)	(213)
Revenues															226,823	294,698	309,243				197,228	274,658	265,130	19,954	16,595	39,619	10,109	3,610	5,621	(468)	(165)	(1,127)	92,987	262,575			75,331	128,166	10,629	32,105	7,305	102,838	(278)	(534)	25,570	59,730	161,651				19,017	55,274	145,903	4,316	3,472	11,307	2,347	1,032	4,654	(110)	(48)	(213)
Operating costs
Cost of sales															(188,723)	(246,177)	(351,126)				(162,148)	(228,542)	(308,639)	(18,225)	(16,167)	(38,142)	(8,818)	(1,633)	(5,472)	468	165	1,127	(70,795)	(215,130)			(57,050)	(94,003)	(8,912)	(27,737)	(5,111)	(93,924)	278	534	(14,598)	(46,645)	(129,651)				(8,819)	(42,577)	(115,403)	(3,820)	(3,195)	(10,452)	(2,069)	(921)	(4,009)	110	48	213
Impairment loss of real estate assets														24,896	(128,314)	(111,860)	(45,269)				(70,742)	(111,860)	(45,269)				(57,572)																			(24,896)	(24,896)					(24,896)	(24,896)
Construction services															(18,164)	(7,805)	(28,486)				(18,164)	(7,805)	(28,486)										(6,410)	(15,061)			(6,410)	(15,061)							(8,223)	(5,611)	(12,438)				(8,223)	(5,611)	(12,438)
Sales and marketing															(16,848)	(19,746)	(17,636)				(14,528)	(17,953)	(14,820)	(1,318)	(1,208)	(2,308)	(1,002)	(585)	(508)				(4,172)	(8,835)			(3,219)	(6,493)	(643)	(1,679)	(310)	(663)			(1,944)	(4,187)	(13,283)				(1,496)	(3,704)	(11,701)	(260)	(257)	(867)	(188)	(226)	(715)
General and administrative															(22,411)	(25,129)	(21,027)				(22,070)	(24,795)	(20,733)	(340)	(313)	(276)	(1)	(21)	(18)				(7,080)	(18,959)			(7,008)	(18,767)	(70)	(186)	(2)	(6)			(3,302)	(4,765)	(16,687)				(3,246)	(4,662)	(16,431)	(56)	(103)	(255)			(1)
Other															(3,983)	(2,740)	(6,580)				(2,979)	(2,740)	(6,496)			(84)	(1,004)						(945)	(2,402)			(588)	(1,713)		(2)	(357)	(687)			(187)	(865)	(2,066)				(16)	(499)	(1,313)				(171)	(366)	(753)
Operating expenses															(378,443)	(413,457)	(470,124)				(290,631)	(393,695)	(424,443)	(19,883)	(17,688)	(40,810)	(68,397)	(2,239)	(5,998)	468	165	1,127	(89,402)	(260,387)			(74,275)	(136,037)	(9,625)	(29,604)	(5,780)	(95,280)	278	534	(28,254)	(86,969)	(199,021)				(21,800)	(81,949)	(182,182)	(4,136)	(3,555)	(11,574)	(2,428)	(1,513)	(5,478)	110	48	213
Equity in income of unconsolidated joint ventures															3,605	916	(420)				3,605	916	(420)																							(71)	3,605					(71)	3,605
(Loss) income from subsidiaries																		(193,330)	(136,786)	(20,525)	(59,588)	(1,053)	(4,780)		12	(411)				252,918	137,827	25,716			(752)	(7,611)	1,158	8,620					(406)	(1,009)				228,383	(39,634)	(62,030)	11,536	(707)	(1,900)							(239,919)	40,341	63,930
Operating (loss) income															(148,015)	(117,843)	(161,301)	(193,330)	(136,786)	(20,525)	(149,386)	(119,174)	(164,513)	71	(1,081)	(1,602)	(58,288)	1,371	(377)	252,918	137,827	25,716	3,585	2,188	(752)	(7,611)	2,214	749	1,004	2,501	1,525	7,558	(406)	(1,009)	(2,684)	(27,310)	(33,765)	228,383	(39,634)	(62,030)	8,753	(27,453)	(34,574)	180	(83)	(267)	(81)	(481)	(824)	(239,919)	40,341	63,930
Interest expense, net of amounts capitalized															(24,529)	(23,653)	(35,902)				(23,639)	(23,653)	(35,902)				(890)						(2,491)	(7,327)			(2,350)	(6,970)			(141)	(357)			(2,507)	(8,006)	(17,981)				(2,407)	(7,814)	(17,270)				(100)	(192)	(711)
Other income (expense), net															838	57	(3,802)				1,018	280	1,159	(131)	(235)	(4,990)	(49)	12	29				95	1,471			160	562	(53)	(45)	(12)	954			230	442	686				266	494	850	(25)	(35)	(124)	(11)	(17)	(40)
(Loss) income before reorganization items and provision for income taxes															(171,706)	(135,867)	(122,861)	(193,330)			(172,007)			(60)			(59,227)			252,918			1,189	(3,668)	(752)	(7,611)	24	(5,659)	951	2,456	1,372	8,155	(406)	(1,009)	(4,961)	(34,874)	(51,060)	228,383	(39,634)	(62,030)	6,612	(34,773)	(50,994)	155	(118)	(391)	(192)	(690)	(1,575)	(239,919)	40,341	63,930
Reorganization items															(21,182)						(21,182)												(712)	(1,894)			(712)	(1,895)		1					233,458	(4,826)	(10,902)				221,796	(4,826)	(10,902)	(1)			11,663
(Loss) income before benefit from income taxes	(130,926)	(39,700)	(11,085)	(11,177)	(114,647)	(8,042)	(4,659)	(8,519)	(81,624)	(11,720)	39,676	(69,193)			(192,888)	(135,867)	(122,861)	(193,330)	(136,786)	(20,525)	(193,189)	(136,975)	(121,112)	(60)	(1,316)	(6,592)	(59,227)	1,383	(348)	252,918	137,827	25,716	477	(5,562)	(752)	(7,611)	(688)	(7,554)	951	2,457	1,372	8,155	(406)	(1,009)	228,497	(39,700)	(61,962)	228,383	(39,634)	(62,030)	228,408	(39,599)	(61,896)	154	(118)	(391)	11,471	(690)	(1,575)	(239,919)	40,341	63,930
Provision for income taxes			(10)		347			65	101,830	56		22			(10)	412	101,908				(10)	412	101,908										(11)	(11)			(11)	(11)									(10)						(10)
Net (loss) income	(130,926)	(39,700)	(11,095)	(11,177)	(114,300)	(8,042)	(4,659)	(8,454)	20,206	(11,664)	39,676	(69,171)			(192,898)	(135,455)	(20,953)	(193,330)	(136,786)	(20,525)	(193,199)	(136,563)	(19,204)	(60)	(1,316)	(6,592)	(59,227)	1,383	(348)	252,918	137,827	25,716	466	(5,573)	(752)	(7,611)	(699)	(7,565)	951	2,457	1,372	8,155	(406)	(1,009)	228,497	(39,700)	(61,972)	228,383	(39,634)	(62,030)	228,408	(39,599)	(61,906)	154	(118)	(391)	11,471	(690)	(1,575)	(239,919)	40,341	63,930
Less: Net income attributable to noncontrolling interest	(374)	66	(76)	(48)	(1,451)	29	121	(30)	520	27	(289)	170			(432)	(1,331)	428										(432)	(1,331)	428				(1,218)	(2,038)							(1,218)	(2,038)			(114)	66	(58)										(114)	66	(58)
Net (loss) income attributable to William Lyon Homes	(131,300)	(39,634)	(11,171)	(11,225)	(115,751)	(8,013)	(4,538)	(8,484)	20,726	(11,637)	39,387	(69,001)			(193,330)	(136,786)	(20,525)	(193,330)	(136,786)	(20,525)	(193,199)	(136,563)	(19,204)	(60)	(1,316)	(6,592)	(59,659)	52	80	252,918	137,827	25,716	(752)	(7,611)	(752)	(7,611)	(699)	(7,565)	951	2,457	154	6,117	(406)	(1,009)	228,383	(39,634)	(62,030)	228,383	(39,634)	(62,030)	228,408	(39,599)	(61,906)	154	(118)	(391)	11,357	(624)	(1,633)	(239,919)	40,341	63,930
Preferred stock dividends													(840)																				(755)	(1,798)	(755)	(1,798)
Net (loss) income available to common stockholders																																	$ (1,507)	$ (9,409)	$ (1,507)	$ (9,409)	$ (699)	$ (7,565)	$ 951	$ 2,457	$ 154	$ 6,117	$ (406)	$ (1,009)

Senior Subordinated Secured Notes and Secured Indebtedness (Condensed Consolidating Statement of Cash Flows) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended																																																						7 Months Ended				2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended	2 Months Ended	9 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Delaware Lyon [Member]	Dec. 31, 2010 Delaware Lyon [Member]	Dec. 31, 2009 Delaware Lyon [Member]	Dec. 31, 2011 Delaware Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Delaware Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Delaware Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Delaware Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Delaware Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Delaware Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 California Lyon [Member]	Dec. 31, 2010 California Lyon [Member]	Dec. 31, 2009 California Lyon [Member]	Dec. 31, 2011 California Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 California Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 California Lyon [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 California Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 California Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 California Lyon [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Non-Guarantor Subsidiaries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2011 Eliminating Entries [Member]	Dec. 31, 2010 Eliminating Entries [Member]	Dec. 31, 2009 Eliminating Entries [Member]	Dec. 31, 2011 Eliminating Entries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2010 Eliminating Entries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2009 Eliminating Entries [Member] Real Estate Inventories-Owned [Member]	Dec. 31, 2011 Eliminating Entries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2010 Eliminating Entries [Member] Real Estate Inventories-Not Owned [Member]	Dec. 31, 2009 Eliminating Entries [Member] Real Estate Inventories-Not Owned [Member]	Sep. 30, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member] California Lyon [Member]	Sep. 30, 2012 Successor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2012 Successor [Member] Non-Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member]	Sep. 30, 2011 Predecessor [Member]	Feb. 24, 2012 Predecessor [Member] California Lyon [Member]	Sep. 30, 2011 Predecessor [Member] California Lyon [Member]	Feb. 24, 2012 Predecessor [Member] Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Guarantor Subsidiaries [Member]	Feb. 24, 2012 Predecessor [Member] Non-Guarantor Subsidiaries [Member]	Sep. 30, 2011 Predecessor [Member] Non-Guarantor Subsidiaries [Member]
Operating activities
Net (loss) income	$ (192,898)	$ (135,455)	$ (20,953)							$ (193,330)	$ (136,786)	$ (20,525)							$ (193,199)	$ (136,563)	$ (19,204)							$ (60)	$ (1,316)	$ (6,592)							$ (59,227)	$ 1,383	$ (348)							$ 252,918	$ 137,827	$ 25,716							$ (5,573)	$ (7,565)	$ 2,457	$ 8,155	$ 228,497	$ (61,972)	$ 228,408	$ (61,906)	$ 154	$ (391)	$ 11,471	$ (1,575)
Adjustments to reconcile net (loss) income to net cash (used in) provided by operating activities:
Depreciation and amortization	3,875	3,718	3,213																3,827	3,626	2,266							48	92	947																									5,640	5,627	13		586	216	583	178	3	38
Impairment loss on real estate assets	128,314	111,860	45,269																70,742	111,860	45,269																57,572																							24,896		24,896
Reorganization items:
Cancellation of debt																																																											(298,831)		(298,831)
Equity in income of unconsolidated joint ventures	(3,605)	(916)	420																(3,605)	(916)	420																																							(3,605)		(3,605)
Gain on extinguishment of debt		(5,572)	(78,144)																	(5,572)	(78,144)																																		(975)			(975)
Plan implementation and fresh start adjustments																																																											49,302		62,553				(13,251)
Write off of deferred loan costs																																																											8,258		8,258
Equity in loss of subsidiaries										193,330	136,786	20,525							59,588	1,053	4,780								(12)	411																(252,918)	(137,827)	(25,716)								(8,620)					(11,536)	1,900
Net changes in operating assets and liabilities:
Restricted cash	(211)	3,711	727																(211)	3,711	727																																		(35)	(35)				139		139
Receivables	4,767	(2,205)	19,879																5,137	(2,435)	482							6	4	13,483							(376)	226	5,914																(1,514)	(1,176)	4	(342)	941	(53)	922	355	8	5	11	(413)
Other assets	(4,422)	15,898	(7,658)																(4,417)	15,837	(8,680)							(3)	61	1,022							(2)																		616	588	28		206	(3,922)	203	(3,913)	3	(7)		(2)
Real estate inventories				18,151	(66,317)	130,436																184,422	(63,655)	121,941																(166,271)	(2,662)	8,495
Accounts payable	(1,522)	(4,142)	(5,285)																(2,225)	(2,693)	(164)							11	(15)	(252)							692	(1,434)	(4,869)																1,487	2,362	37	(912)	4,618	2,808	4,144	2,254	14	31	460	523
Accrued expenses	7,807	(3,572)	(17,693)																6,688	(3,379)	(16,811)							2	(181)	(863)							1,117	(12)	(19)																6,526	6,871	7	(352)	(3,851)	(2,069)	(3,418)	(2,371)	(1)	25	(432)	277
Liability from real estate inventories not owned																																																							(1,250)	(1,250)			(1,250)		(1,250)
Net cash (used in) provided by operating activities	(38,651)	24,119	12,927																127,757	27,863	(7,411)							87	(1,245)	11,165							(166,495)	(2,499)	9,173																55,989	(14,494)	2,546	67,937	(17,321)	(38,980)	(13,638)	(37,491)	181	(299)	(3,864)	(1,190)
Investing activities
Investment in and advances to unconsolidated joint ventures		(194)	(194)																	(194)	(194)																																							1,435		1,435
Purchases of property and equipment	(128)	(64)	(23)																725	101	94							(131)	(165)	(117)							(722)																		(53)	(24)	(13)	(16)		(80)	(419)	627	(3)	(38)	422	(669)
Investments in subsidiaries																			29,412	(361)	(1,081)								12	(411)																(29,412)	349	1,492								(3,837)					183	29,075
Net cash (used in) provided by investing activities	1,307	3,925	2,686																31,572	3,729	(341)							(131)	(153)	1,535							(722)									(29,412)	349	1,492							(53)	(3,861)	(13)	(16)		1,355	(236)	31,137	(3)	(38)	422	(669)
Financing activities
Principal payments on notes payable	(11,532)	(52,797)	(187,718)																(82,531)	(52,797)	(170,097)									(17,621)							70,999																		(62,557)	(4,157)		(58,400)	(616)	(10,105)	(116)	(26,604)			(500)	16,499
Proceeds from reorganization																																																											30,971		30,971
Payment of preferred stock dividends																																																							(1,114)	(1,114)
Proceeds from issuance of preferred stock																																																											50,000		50,000
Proceeds from debtor in possession financing																																																											5,000		5,000
Principal payment of debtor in possession financing																																																											(5,000)		(5,000)
Payment for deferred loan costs																																																											(2,491)	2,689	(2,491)	2,689
Noncontrolling interest (distributions) contributions, net																																																							1,648			1,648	(72)	(1,387)					(72)	(1,387)
Advances to affiliates																												(3)	(19)	(102)							(29,341)	(744)	(3,779)							29,344	763	3,881									1	(3,306)						(3)	(4)	(40,905)
Intercompany receivables/payables																			(131,964)	(362)	14,783							(37)	1,437	(9,116)							131,933	37	(294)							68	(1,112)	(5,373)								19,087	(2,530)	(9,415)			(2,665)	(15,984)	(173)	296	2,659	27,521
Net cash (used in) provided by financing activities	(13,881)	(74,345)	34,957																(214,495)	(77,340)	63,714							(40)	1,418	(15,487)							171,242	1,926	(11,778)							29,412	(349)	(1,492)							(62,023)	13,816	(2,529)	(69,473)	77,792	(8,803)	75,699	(39,899)	(173)	293	2,083	1,728
Net (decrease) increase in cash and cash equivalents	(51,225)	(46,301)	50,570																(55,166)	(45,748)	55,962							(84)	20	(2,787)							4,025	(573)	(2,605)																(6,087)	(4,539)	4	(1,552)	60,471	(46,428)	61,825	(46,253)	5	(44)	(1,359)	(131)
Cash and cash equivalents -beginning of period	71,286	117,587	67,017																69,499	115,247	59,285							131	111	2,898							1,656	2,229	4,834																80,532	76,158	52	4,322	20,061	71,286	14,333	69,499	47	131	5,681	1,656
Cash and cash equivalents - end of period	$ 20,061	$ 71,286	$ 117,587																$ 14,333	$ 69,499	$ 115,247							$ 47	$ 131	$ 111							$ 5,681	$ 1,656	$ 2,229																$ 74,445	$ 71,619	$ 56	$ 2,770	$ 80,532	$ 24,858	$ 76,158	$ 23,246	$ 52	$ 87	$ 4,322	$ 1,525

Fair Value of Debt (Detail) (USD $) In Thousands, unless otherwise specified	9 Months Ended
Sep. 30, 2012
Note Payable [Member]
Fair Value at December 31, 2011	$ 74,009
Repayments of principal	(59,875)
Increase in value during the period	1,005
Fair Value at September 30, 2012	13,129
Senior Secured Term Loan Due 2015 [Member]
Fair Value at December 31, 2011	235,000
Increase in value during the period	8,600
Fair Value at September 30, 2012	243,600
Senior Subordinated Secured Notes Due 2017 [Member]
Change in balance related to plan of reorganization	75,000
Increase in value during the period	23,200
Fair Value at September 30, 2012	98,200
7 5/8% Senior Notes Due December 15, 2012 [Member]
Fair Value at December 31, 2011	20,469
Change in balance related to plan of reorganization	(20,469)
10 3/4% Senior Notes Due April 1, 2013 [Member]
Fair Value at December 31, 2011	40,614
Change in balance related to plan of reorganization	(40,614)
7 1/2% Senior Notes Due February 15, 2014 [Member]
Fair Value at December 31, 2011	21,742
Change in balance related to plan of reorganization	$ (21,742)

Commitments and Contingencies (Summary of Company's Consolidated Land Banking Arrangement) (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012 Project Location	Dec. 31, 2011 Project Location
Noncontrolling Interest [Line Items]
Total number of land banking projects	1	1
Number of lots	625	625
Purchase price	$ 161,465	$ 161,465
Balance Of Lots Still Under Option And Not Purchased [Member]
Noncontrolling Interest [Line Items]
Number of lots	225	225
Purchase price	44,908	47,408
Forfeited deposits if lots are not purchased	$ 27,734	$ 25,234

Redeemable Convertible Preferred Stock - Additional Information (Detail) (USD $)	1 Months Ended		3 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 24, 2012	Sep. 30, 2012	Sep. 30, 2012 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Sep. 30, 2012 Convertible Preferred Stock [Member]	Dec. 31, 2011 Convertible Preferred Stock [Member]
Convertible Preferred Stock [Line Items]
Convertible Preferred Stock			64,831,831	64,831,831	64,831,831
Convertible Preferred Stock Par Value			$ 0.01	$ 0.01	$ 0.01
Convertible Preferred Stock, outstanding, issued in exchange for aggregate cash consideration	$ 50,000,000				$ 50,000,000
Convertible preferred stock value		57,069,000	56,400,000	56,400,000	56,400,000
Preferred stock, shares authorized			80,000,000	80,000,000	80,000,000
Preferred stock cumulative dividend rate			6.00%	6.00%	6.00%	6.00%
Preferred stock cash dividends rate					4.00%	4.00%
Preferred stock accreting dividends accruing rate					2.00%	2.00%
Preferred stock dividends			800,000	1,800,000
Preferred stock cash dividends				1,100,000
Accreting dividends					$ 700,000